UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Banks - 94.3%
Citigroup, Inc.	4,373	$206,537
Bank of America Corp.	13,144	205,704
JPMorgan Chase & Co.	3,082	205,230
Wells Fargo & Co.	4,464	197,666
U.S. Bancorp	3,494	149,858
PNC Financial Services Group, Inc.	1,298	116,937
Bank of New York Mellon Corp.	2,848	113,578
Capital One Financial Corp.	1,499	107,673
BB&T Corp.	2,557	96,450
State Street Corp.	1,314	91,494
SunTrust Banks, Inc.	1,862	81,556
M&T Bank Corp.	649	75,349
Fifth Third Bancorp	3,400	69,564
Northern Trust Corp.	1,007	68,466
Citizens Financial Group, Inc.	2,564	63,356
KeyCorp	5,184	63,089
Regions Financial Corp.	6,333	62,507
First Republic Bank	771	59,452
Huntington Bancshares, Inc.	5,860	57,777
Itau Unibanco Holding S.A. ADR	5,232	57,238
Banco Bradesco S.A. ADR	6,132	55,617
Comerica, Inc.	1,072	50,727
ICICI Bank Ltd. ADR	6,370	47,584
Toronto-Dominion Bank	1,055	46,842
Credicorp Ltd.	301	45,818
HSBC Holdings plc ADR	1,216	45,734
HDFC Bank Ltd. ADR	635	45,650
Royal Bank of Canada	734	45,479
Zions Bancorporation	1,443	44,762
Signature Bank*	373	44,182
Bank of Montreal	661	43,342
Canadian Imperial Bank of Commerce	553	42,874
Bank of Nova Scotia	799	42,339
SVB Financial Group*	383	42,337
Barclays plc ADR	4,817	41,860
Popular, Inc.	1,094	41,813
Credit Suisse Group AG ADR	3,117	40,957
East West Bancorp, Inc.	1,114	40,895
ING Groep N.V. ADR	3,292	40,623
Banco Santander Brasil S.A. ADR	5,960	39,932
PacWest Bancorp	924	39,649
Sumitomo Mitsui Financial Group, Inc. ADR	5,872	39,636
Banco Santander S.A. ADR	8,951	39,474
Deutsche Bank AG*	3,012	39,427
Banco Santander Chile ADR	1,904	39,394
Grupo Financiero Santander Mexico SAB de CV ADR	4,474	39,371
UBS Group AG	2,866	39,035
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,532	38,931
Bancolombia S.A. ADR	995	38,845
Commerce Bancshares, Inc.	779	38,373
BOK Financial Corp.	551	38,002
Cullen/Frost Bankers, Inc.	528	37,984
Bank of the Ozarks, Inc.	989	37,978
First Citizens BancShares, Inc. — Class A	124	36,442
Western Alliance Bancorporation*	945	35,475
Prosperity Bancshares, Inc.	640	35,130
Synovus Financial Corp.	1,072	34,872
PrivateBancorp, Inc. — Class A	741	34,027
First Horizon National Corp.	2,167	33,003
Webster Financial Corp.	861	32,727
Umpqua Holdings Corp.	2,116	31,846
Bank of Hawaii Corp.	434	31,517
Chemical Financial Corp.	698	30,803
UMB Financial Corp.	514	30,557
BankUnited, Inc.	1,009	30,472
Associated Banc-Corp.	1,549	30,345
United Bankshares, Inc.	789	29,722
Wintrust Financial Corp.	534	29,674
MB Financial, Inc.	775	29,481
Home BancShares, Inc.	1,388	28,884
IBERIABANK Corp.	428	28,727
Texas Capital Bancshares, Inc.*	521	28,613
FNB Corp.	2,313	28,450
Valley National Bancorp	2,903	28,246
Hancock Holding Co.	866	28,084
Fulton Financial Corp.	1,920	27,878
TCF Financial Corp.	1,913	27,758
Pinnacle Financial Partners, Inc.	505	27,310
Cathay General Bancorp	887	27,302
First Financial Bankshares, Inc.	749	27,294
Hope Bancorp, Inc.	1,563	27,149
Hilltop Holdings, Inc.*	1,170	26,278
Community Bank System, Inc.	538	25,883
Glacier Bancorp, Inc.	905	25,811
BancorpSouth, Inc.	1,103	25,590
CVB Financial Corp.	1,407	24,777
Great Western Bancorp, Inc.	738	24,590
Old National Bancorp	1,743	24,507
South State Corp.	324	24,313
Columbia Banking System, Inc.	738	24,147
Trustmark Corp.	869	23,950
First Midwest Bancorp, Inc.	1,142	22,109
United Community Banks, Inc.	1,040	21,861
LegacyTexas Financial Group, Inc.	689	21,793
Westamerica Bancorporation	405	20,606
Boston Private Financial Holdings, Inc.	1,435	18,411
Total Banks		4,751,361
Savings & Loans - 3.2%
New York Community Bancorp, Inc.	3,209	45,665
People's United Financial, Inc.	2,459	38,901
Investors Bancorp, Inc.	2,835	34,048
Sterling Bancorp	1,531	26,793
Banc of California, Inc.	872	15,225
Total Savings & Loans		160,632
Diversified Financial Services - 0.9%
CIT Group, Inc.	1,324	48,061

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Insurance - 0.8%
Voya Financial, Inc.	1,446	$41,674
Real Estate - 0.4%
HFF, Inc. — Class A	664	18,386
Total Common Stocks
(Cost $4,103,350)		5,020,114

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$30,396	30,396
Total Repurchase Agreement
(Cost $30,396)		30,396
Total Investments - 100.2%
(Cost $4,133,746)		$5,050,510
Other Assets & Liabilities, net - (0.2)%		(9,981)
Total Net Assets - 100.0%		$5,040,529
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,020,114	$—	$—	$5,020,114
Repurchase Agreement	—	30,396	—	30,396
Total	$5,020,114	$30,396	$—	$5,050,510

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Chemicals - 42.4%
EI du Pont de Nemours & Co.	6,640	$444,680
Dow Chemical Co.	8,525	441,851
Monsanto Co.	3,813	389,688
LyondellBasell Industries N.V. — Class A	4,306	347,322
Praxair, Inc.	2,864	346,057
Air Products & Chemicals, Inc.	2,241	336,912
PPG Industries, Inc.	3,000	310,080
Sherwin-Williams Co.	1,063	294,091
International Flavors & Fragrances, Inc.	1,414	202,161
Eastman Chemical Co.	2,788	188,692
Albemarle Corp.	2,203	188,334
Celanese Corp. — Class A	2,815	187,366
Potash Corporation of Saskatchewan, Inc.	11,125	181,560
Valspar Corp.	1,605	170,242
Mosaic Co.	6,808	166,524
RPM International, Inc.	2,959	158,957
Westlake Chemical Corp.	2,956	158,146
Ashland Global Holdings, Inc.	1,331	154,329
Axalta Coating Systems Ltd.*	5,453	154,156
FMC Corp.	3,077	148,742
CF Industries Holdings, Inc.	5,745	139,891
WR Grace & Co.	1,801	132,914
NewMarket Corp.	300	128,796
Huntsman Corp.	7,575	123,245
Agrium, Inc.	1,350	122,432
Methanex Corp.	3,263	116,424
Olin Corp.	5,444	111,711
Chemours Co.	6,760	108,160
Cabot Corp.	2,057	107,807
Sensient Technologies Corp.	1,421	107,712
PolyOne Corp.	2,994	101,227
Syngenta AG ADR	1,100	96,360
Minerals Technologies, Inc.	1,348	95,290
Chemtura Corp.*	2,809	92,163
HB Fuller Co.	1,909	88,711
Ingevity Corp.*	1,768	81,505
Platform Specialty Products Corp.*	9,630	78,099
Total Chemicals		6,802,337
Mining - 24.2%
Newmont Mining Corp.	6,814	267,721
Barrick Gold Corp.	14,484	256,656
Freeport-McMoRan, Inc.	21,644	235,053
Alcoa, Inc.	21,762	220,667
Goldcorp, Inc.	11,578	191,269
Silver Wheaton Corp.	6,884	186,075
BHP Billiton Ltd. ADR	5,156	178,655
Rio Tinto plc ADR	5,202	173,747
Teck Resources Ltd. — Class B	8,424	151,885
Agnico Eagle Mines Ltd.	2,794	151,379
Randgold Resources Ltd. ADR	1,424	142,500
AngloGold Ashanti Ltd. ADR*	8,703	138,552
Royal Gold, Inc.	1,725	133,567
Kinross Gold Corp.*	29,900	125,879
Franco-Nevada Corp.	1,689	118,010
Pan American Silver Corp.	6,594	116,186
Tahoe Resources, Inc.	8,991	115,354
First Majestic Silver Corp.*	11,170	115,051
Southern Copper Corp.	4,045	106,384
Eldorado Gold Corp.*	26,165	102,828
Cia de Minas Buenaventura S.A.A. ADR*	6,906	95,579
Silver Standard Resources, Inc.*	7,910	95,395
Compass Minerals International, Inc.	1,275	93,968
Hecla Mining Co.	15,380	87,666
Coeur Mining, Inc.*	6,757	79,935
Stillwater Mining Co.*	5,856	78,236
Kaiser Aluminum Corp.	860	74,381
Century Aluminum Co.*	7,165	49,797
Total Mining		3,882,375
Packaging & Containers - 10.2%
Ball Corp.	2,746	225,035
WestRock Co.	4,300	208,463
Sealed Air Corp.	3,792	173,749
Crown Holdings, Inc.*	2,953	168,587
Packaging Corporation of America	1,997	162,276
Sonoco Products Co.	2,542	134,294
Berry Plastics Group, Inc.*	3,034	133,041
Bemis Company, Inc.	2,506	127,831
Graphic Packaging Holding Co.	8,750	122,413
Owens-Illinois, Inc.*	5,472	100,630
KapStone Paper and Packaging Corp.	4,305	81,451
Total Packaging & Containers		1,637,770
Iron & Steel - 8.8%
Nucor Corp.	4,891	241,861
Vale S.A. ADR	37,996	208,978
Steel Dynamics, Inc.	5,905	147,566
ArcelorMittal*	24,057	145,304
Reliance Steel & Aluminum Co.	1,907	137,361
United States Steel Corp.	6,001	113,179
POSCO ADR	1,920	98,074
Allegheny Technologies, Inc.	4,857	87,766
Carpenter Technology Corp.	2,109	87,017
Commercial Metals Co.	5,086	82,342
Cliffs Natural Resources, Inc.*	11,950	69,908
Total Iron & Steel		1,419,356
Building Materials - 6.2%
Vulcan Materials Co.	2,026	230,416
Martin Marietta Materials, Inc.	1,095	196,125
Cemex SAB de CV ADR*	22,474	178,444
Eagle Materials, Inc.	1,471	113,708
Louisiana-Pacific Corp.*	5,033	94,771
Summit Materials, Inc. — Class A*	4,270	79,209
Boise Cascade Co.*	2,310	58,674
US Concrete, Inc.*	1,010	46,526
Total Building Materials		997,873
Commercial Services - 2.2%
Ecolab, Inc.	2,904	353,475
Forest Products & Paper - 2.2%
International Paper Co.	5,391	258,660

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Forest Products & Paper - 2.2% (continued)
Domtar Corp.	2,450	$90,969
Total Forest Products & Paper		349,629
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	1,650	127,727
Trinseo S.A.	1,694	95,813
Total Miscellaneous Manufacturing		223,540
Household Products & Housewares - 1.0%
Avery Dennison Corp.	1,973	153,480
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	1,600	133,232
Total Common Stocks
(Cost $12,412,818)		15,953,067

	Face Amount
REPURCHASE AGREEMENT††,1 - 1.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$155,079	155,079
Total Repurchase Agreement
(Cost $155,079)		155,079
Total Investments - 100.4%
(Cost $12,567,897)		$16,108,146
Other Assets & Liabilities, net - (0.4)%		(69,477)
Total Net Assets - 100.0%		$16,038,669

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,953,067	$—	$—	$15,953,067
Repurchase Agreement	—	155,079	—	155,079
Total	$15,953,067	$155,079	$—	$16,108,146

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Biotechnology - 62.4%
Amgen, Inc.	9,160	$1,527,979
Gilead Sciences, Inc.	18,023	1,425,980
Celgene Corp.*	11,828	1,236,381
Biogen, Inc.*	3,751	1,174,176
Regeneron Pharmaceuticals, Inc.*	2,255	906,555
Illumina, Inc.*	4,048	735,360
Alexion Pharmaceuticals, Inc.*	5,805	711,345
Incyte Corp.*	6,713	632,969
Vertex Pharmaceuticals, Inc.*	7,177	625,906
BioMarin Pharmaceutical, Inc.*	5,900	545,868
Seattle Genetics, Inc.*	7,159	386,658
Ionis Pharmaceuticals, Inc.*	8,750	320,599
Alnylam Pharmaceuticals, Inc.*	4,715	319,583
Bio-Rad Laboratories, Inc. — Class A*	1,908	312,549
United Therapeutics Corp.*	2,623	309,724
Intercept Pharmaceuticals, Inc.*	1,769	291,160
Charles River Laboratories International, Inc.*	3,369	280,772
Prothena Corporation plc*	4,570	274,063
Intrexon Corp.*	9,110	255,262
Juno Therapeutics, Inc.*	8,300	249,083
ARIAD Pharmaceuticals, Inc.*	17,682	242,067
Exelixis, Inc.*	18,430	235,720
Kite Pharma, Inc.*	4,150	231,819
Medicines Co.*	6,040	227,950
Ultragenyx Pharmaceutical, Inc.*	3,180	225,589
Puma Biotechnology, Inc.*	3,240	217,242
Bluebird Bio, Inc.*	3,140	212,829
Exact Sciences Corp.*	10,376	192,682
Ligand Pharmaceuticals, Inc. — Class B*	1,881	191,975
Sage Therapeutics, Inc.*	4,010	184,661
Halozyme Therapeutics, Inc.*	15,059	181,913
Alder Biopharmaceuticals, Inc.*	5,410	177,286
Five Prime Therapeutics, Inc.*	3,320	174,267
Myriad Genetics, Inc.*	7,749	159,474
Achillion Pharmaceuticals, Inc.*	18,380	148,878
AMAG Pharmaceuticals, Inc.*	5,130	125,736
Acorda Therapeutics, Inc.*	5,871	122,586
Novavax, Inc.*	25,049	52,102
Total Biotechnology		15,826,748
Pharmaceuticals - 33.1%
AbbVie, Inc.	22,376	1,411,255
Shire plc ADR	5,448	1,056,150
Mylan N.V.*	15,877	605,231
Quintiles IMS Holdings, Inc.*	5,469	443,318
OPKO Health, Inc.*	32,698	346,272
Sarepta Therapeutics, Inc.*	5,490	337,140
Jazz Pharmaceuticals plc*	2,730	331,640
TESARO, Inc.*	3,160	316,758
Alkermes plc*	6,383	300,192
Neurocrine Biosciences, Inc.*	5,604	283,787
PRA Health Sciences, Inc.*	4,720	266,727
ACADIA Pharmaceuticals, Inc.*	8,219	261,446
Akorn, Inc.*	9,316	253,954
Horizon Pharma plc*	12,675	229,798
Agios Pharmaceuticals, Inc.*	4,240	223,957
Ironwood Pharmaceuticals, Inc. — Class A*	13,573	215,539
Radius Health, Inc.*	3,910	211,492
Depomed, Inc.*	8,152	203,719
Nektar Therapeutics*	11,786	202,483
Impax Laboratories, Inc.*	7,470	177,039
Ophthotech Corp.*	3,430	158,226
Portola Pharmaceuticals, Inc.*	6,858	155,745
Eagle Pharmaceuticals, Inc.*	2,200	154,000
Pacira Pharmaceuticals, Inc.*	4,240	145,093
Heron Therapeutics, Inc.*	6,170	106,309
Total Pharmaceuticals		8,397,270
Healthcare-Products - 3.3%
Bio-Techne Corp.	2,584	282,948
QIAGEN N.V.*	10,155	278,653
Cepheid*	5,205	274,251
Total Healthcare-Products		835,852
Commercial Services - 0.9%
Incorporated Research Holdings, Inc. — Class A*	4,930	219,779
Total Common Stocks
(Cost $12,953,365)		25,279,649

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	18,097	–
Dyax Corp.
Expires 01/25/17	12,367	–
Clinical Data, Inc.
Expires 12/31/20	4,730	–
Total Rights
(Cost $1,341)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$735	735
Total Repurchase Agreement
(Cost $735)		735
Total Investments - 99.7%
(Cost $12,955,441)		$25,280,384
Other Assets & Liabilities, net - 0.3%		75,661
Total Net Assets - 100.0%		$25,356,045

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,279,649	$—	$—	$25,279,649
Repurchase Agreement	—	735	—	735
Rights	—	—	—	—
Total	$25,279,649	$735	$—	$25,280,384

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 54.1%
Guggenheim Strategy Fund II1	36,356	$906,716
Guggenheim Strategy Fund I1	32,215	805,065
Total Mutual Funds
(Cost $1,701,091)		1,711,781

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.4%
Federal Home Loan Bank[2]
0.27% due 10/14/16	$225,000	224,978
Fannie Mae[3]
0.18% due 10/03/16	200,000	199,998
Total Federal Agency Discount Notes
(Cost $424,976)		424,976

U.S. TREASURY BILLS†† - 6.3%
United States Treasury Bill
due 10/13/16[4,5]	200,000	199,991
Total U.S. Treasury Bills
(Cost $199,995)		199,991

FEDERAL AGENCY NOTES†† - 3.2%
Federal Farm Credit Bank[2]
3.00% due 06/02/17	40,000	40,641
5.40% due 06/08/17	15,000	15,492
Total Federal Farm Credit Bank		56,133
Federal Home Loan Bank[2]
3.50% due 12/09/16	25,000	25,150
5.63% due 06/09/17	20,000	20,685
Total Federal Home Loan Bank		45,835
Total Federal Agency Notes
(Cost $101,965)		101,968

REPURCHASE AGREEMENTS††,6 - 17.7%
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	187,113	187,113
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	187,112	187,112
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	187,112	187,112
Total Repurchase Agreements
(Cost $561,337)		561,337
Total Investments - 94.7%
(Cost $2,989,364)		$3,000,053
Other Assets & Liabilities, net - 5.3%		167,411
Total Net Assets - 100.0%		$3,167,464

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $3,182,375)	35	$65,513

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer ─ See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$424,976	$—	$424,976
Federal Agency Notes	—	—	101,968	—	101,968
Commodity Futures Contracts	—	65,513	—	—	65,513
Mutual Funds	1,711,781	—	—	—	1,711,781
Repurchase Agreements	—	—	561,337	—	561,337
U.S. Treasury Bills	—	—	199,991	—	199,991
Total	$1,711,781	$65,513	$1,288,272	$—	$3,065,566

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 38.2%
Kraft Heinz Co.	13,580	$1,215,546
Mondelez International, Inc. — Class A	22,111	970,673
General Mills, Inc.	11,169	713,476
Tyson Foods, Inc. — Class A	8,583	640,892
Sysco Corp.	12,373	606,400
Kellogg Co.	7,816	605,506
Kroger Co.	20,222	600,188
ConAgra Foods, Inc.	11,726	552,412
Hormel Foods Corp.	13,975	530,072
Hershey Co.	5,504	526,182
Campbell Soup Co.	8,664	473,921
JM Smucker Co.	3,353	454,466
McCormick & Company, Inc.	4,272	426,858
Ingredion, Inc.	2,708	360,326
WhiteWave Foods Co. — Class A*	6,602	359,347
Whole Foods Market, Inc.	12,250	347,288
Pinnacle Foods, Inc.	5,670	284,464
BRF S.A. ADR	16,500	281,490
Pilgrim's Pride Corp.	12,780	269,914
Post Holdings, Inc.*	3,400	262,378
TreeHouse Foods, Inc.*	2,928	255,292
Blue Buffalo Pet Products, Inc.*	10,310	244,966
Hain Celestial Group, Inc.*	6,296	224,012
Lancaster Colony Corp.	1,663	219,666
B&G Foods, Inc.	4,401	216,441
Snyder's-Lance, Inc.	6,230	209,203
Sprouts Farmers Market, Inc.*	10,020	206,913
Fresh Del Monte Produce, Inc.	3,440	206,056
Flowers Foods, Inc.	13,572	205,209
Darling Ingredients, Inc.*	13,048	176,278
Sanderson Farms, Inc.	1,770	170,504
United Natural Foods, Inc.*	4,240	169,770
Cal-Maine Foods, Inc.	4,030	155,316
Dean Foods Co.	8,555	140,302
Total Food		13,281,727
Beverages - 23.0%
Coca-Cola Co.	37,182	1,573,542
PepsiCo, Inc.	13,631	1,482,644
Constellation Brands, Inc. — Class A	4,119	685,773
Monster Beverage Corp.*	4,280	628,347
Molson Coors Brewing Co. — Class B	5,417	594,786
Brown-Forman Corp. — Class B	10,996	521,650
Dr Pepper Snapple Group, Inc.	5,396	492,709
Anheuser-Busch InBev S.A. ADR	3,298	433,390
Coca-Cola European Partners plc	9,966	397,643
Ambev S.A. ADR	64,709	394,078
Fomento Economico Mexicano SAB de CV ADR	3,531	324,993
Diageo plc ADR	2,430	281,977
Boston Beer Company, Inc. — Class A*	1,010	156,813
Total Beverages		7,968,345
Agriculture - 14.8%
Philip Morris International, Inc.	14,550	1,414,551
Altria Group, Inc.	20,493	1,295,772
Reynolds American, Inc.	20,277	956,061
Archer-Daniels-Midland Co.	13,672	576,548
Bunge Ltd.	5,600	331,688
British American Tobacco plc ADR	1,870	238,706
Vector Group Ltd.	9,010	193,980
Universal Corp.	2,320	135,070
Total Agriculture		5,142,376
Cosmetics & Personal Care - 13.0%
Procter & Gamble Co.	20,239	1,816,451
Colgate-Palmolive Co.	12,980	962,337
Estee Lauder Companies, Inc. — Class A	7,518	665,794
Coty, Inc. — Class A*	13,690	321,715
Unilever N.V. — Class Y	6,153	283,653
Edgewell Personal Care Co.*	3,230	256,850
Avon Products, Inc.	33,640	190,402
Total Cosmetics & Personal Care		4,497,202
Household Products & Housewares - 5.8%
Kimberly-Clark Corp.	6,323	797,583
Clorox Co.	3,759	470,552
Church & Dwight Company, Inc.	8,622	413,166
Spectrum Brands Holdings, Inc.	2,455	338,029
Total Household Products & Housewares		2,019,330
Pharmaceuticals - 2.1%
Mead Johnson Nutrition Co. — Class A	5,719	451,859
Herbalife Ltd.*	4,561	282,736
Total Pharmaceuticals		734,595
Retail - 1.4%
Casey's General Stores, Inc.	2,097	251,955
Nu Skin Enterprises, Inc. — Class A	3,598	233,078
Total Retail		485,033
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	4,370	218,325
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	13,280	208,496
Total Common Stocks
(Cost $26,329,981)		34,555,429

RIGHTS††† - 0.0%
PDC
Expires 01/17/17	7,547	–
Casa Ley
Expires 01/17/19	7,547	–
Total Rights
(Cost $1,815)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$137,161	$137,161
Total Repurchase Agreement
(Cost $137,161)		137,161
Total Investments - 99.9%
(Cost $26,468,957)		$34,692,590
Other Assets & Liabilities, net - 0.1%		38,598
Total Net Assets - 100.0%		$34,731,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,555,429	$—	$—	$34,555,429
Repurchase Agreement	—	137,161	—	137,161
Rights	—	—	—	—
Total	$34,555,429	$137,161	$—	$34,692,590

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 48.8%
Industrial - 9.7%
3M Co.	2,201	$387,881
Boeing Co.	2,201	289,960
United Technologies Corp.	2,201	223,622
Caterpillar, Inc.	2,201	195,383
General Electric Co.	2,201	65,194
Total Industrial		1,162,040
Financial - 8.9%
Goldman Sachs Group, Inc.	2,201	354,954
Travelers Companies, Inc.	2,201	252,125
Visa, Inc. — Class A	2,201	182,023
JPMorgan Chase & Co.	2,201	146,565
American Express Co.	2,201	140,952
Total Financial		1,076,619
Consumer, Non-cyclical - 8.9%
UnitedHealth Group, Inc.	2,201	308,140
Johnson & Johnson	2,201	260,004
Procter & Gamble Co.	2,201	197,540
Merck & Company, Inc.	2,201	137,364
Coca-Cola Co.	2,201	93,146
Pfizer, Inc.	2,201	74,548
Total Consumer, Non-cyclical		1,070,742
Consumer, Cyclical - 6.7%
Home Depot, Inc.	2,201	283,225
McDonald's Corp.	2,201	253,907
Wal-Mart Stores, Inc.	2,201	158,736
NIKE, Inc. — Class B	2,201	115,883
Total Consumer, Cyclical		811,751
Technology - 6.7%
International Business Machines Corp.	2,201	349,628
Apple, Inc.	2,201	248,823
Microsoft Corp.	2,201	126,778
Intel Corp.	2,201	83,088
Total Technology		808,317
Energy - 3.5%
Chevron Corp.	2,201	226,527
Exxon Mobil Corp.	2,201	192,103
Total Energy		418,630
Communications - 3.2%
Walt Disney Co.	2,201	204,385
Verizon Communications, Inc.	2,201	114,408
Cisco Systems, Inc.	2,201	69,816
Total Communications		388,609
Basic Materials - 1.2%
EI du Pont de Nemours & Co.	2,201	147,401
Total Common Stocks
(Cost $5,655,270)		5,884,109

MUTUAL FUNDS† - 34.2%
Guggenheim Strategy Fund I1	92,553	2,312,900
Guggenheim Strategy Fund II1	73,055	1,821,984
Total Mutual Funds
(Cost $4,117,300)		4,134,884

	Face Amount
REPURCHASE AGREEMENTS††,[2] - 9.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$787,772	787,772
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	187,692	187,692
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	187,692	187,692
Total Repurchase Agreements
(Cost $1,163,156)		1,163,156
Total Investments - 92.6%
(Cost $10,935,726)		$11,182,149
Other Assets & Liabilities, net - 7.4%		895,294
Total Net Assets - 100.0%		$12,077,443

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $182,140)	2	$2,453

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Dow Jones Industrial Average Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $9,600,665)	524	$85,852
Barclays Bank plc October 2016 Dow Jones Industrial Average Index Swap 0.55%[4], Terminating 10/31/16 (Notional Value $8,481,626)	463	(14,927)
(Total Notional Value $18,082,291)		$70,925

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$5,884,109	$—	$—	$—	$—	$5,884,109
Equity Futures Contracts	—	2,453	—	—	—	2,453
Equity Index Swap Agreements	—	—	—	85,852	—	85,852
Mutual Funds	4,134,884	—	—	—	—	4,134,884
Repurchase Agreements	—	—	1,163,156	—	—	1,163,156
Total	$10,018,993	$2,453	$1,163,156	$85,852	$—	$11,270,454

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$14,927	$—	$14,927

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Semiconductors - 90.5%
Intel Corp.	23,754	$896,713
QUALCOMM, Inc.	10,180	697,329
Texas Instruments, Inc.	7,965	558,984
NVIDIA Corp.	6,099	417,903
Broadcom Ltd.	2,345	404,558
Applied Materials, Inc.	12,616	380,373
NXP Semiconductor N.V.*	3,333	339,999
Analog Devices, Inc.	4,630	298,403
Micron Technology, Inc.*	16,037	285,138
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,745	267,510
Lam Research Corp.	2,750	260,453
Linear Technology Corp.	4,244	251,627
Skyworks Solutions, Inc.	3,268	248,826
Xilinx, Inc.	4,571	248,388
Microchip Technology, Inc.	3,966	246,447
Maxim Integrated Products, Inc.	5,664	226,164
KLA-Tencor Corp.	3,113	217,007
Marvell Technology Group Ltd.	13,681	181,547
Advanced Micro Devices, Inc.*	25,834	178,513
Qorvo, Inc.*	3,157	175,971
ON Semiconductor Corp.*	12,976	159,864
Microsemi Corp.*	3,470	145,671
Teradyne, Inc.	6,502	140,313
ASML Holding N.V. — Class G	1,218	133,468
Cypress Semiconductor Corp.	10,762	130,866
Monolithic Power Systems, Inc.	1,544	124,292
Integrated Device Technology, Inc.*	5,322	122,938
Cavium, Inc.*	2,105	122,511
Cirrus Logic, Inc.*	2,233	118,684
Mellanox Technologies Ltd.*	2,698	116,689
Intersil Corp. — Class A	5,239	114,891
Silicon Motion Technology Corp. ADR	2,195	113,679
MKS Instruments, Inc.	2,232	110,997
Ambarella, Inc.*	1,450	106,735
Silicon Laboratories, Inc.*	1,813	106,604
MACOM Technology Solutions Holdings, Inc.*	2,347	99,372
Tessera Technologies, Inc.	2,535	97,445
Synaptics, Inc.*	1,615	94,607
Power Integrations, Inc.	1,471	92,717
Inphi Corp.*	2,111	91,850
Semtech Corp.*	3,264	90,511
Himax Technologies, Inc. ADR	10,030	86,158
Rambus, Inc.*	6,221	77,763
MaxLinear, Inc. — Class A*	3,806	77,148
Total Semiconductors		9,457,626
Energy-Alternate Sources - 4.6%
First Solar, Inc.*	3,540	139,795
Canadian Solar, Inc.*	8,960	123,110
SolarEdge Technologies, Inc.*	6,639	114,390
Trina Solar Ltd. ADR*	9,880	101,171
Total Energy-Alternate Sources		478,466
Electrical Components & Equipment - 1.6%
Advanced Energy Industries, Inc.*	1,982	93,788
SunPower Corp. — Class A*	8,789	78,398
Total Electrical Components & Equipment		172,186
Telecommunications - 1.2%
Acacia Communications, Inc.*	1,220	126,002
Building Materials - 1.1%
Cree, Inc.*	4,283	110,159
Total Common Stocks
(Cost $7,788,345)		10,344,439

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$51,280	51,280
Total Repurchase Agreement
(Cost $51,280)		51,280
Total Investments - 99.5%
(Cost $7,839,625)		$10,395,719
Other Assets & Liabilities, net - 0.5%		52,778
Total Net Assets - 100.0%		$10,448,497

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,344,439	$—	$—	$10,344,439
Repurchase Agreement	—	51,280	—	51,280
Total	$10,344,439	$51,280	$—	$10,395,719

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas Services - 66.2%
Schlumberger Ltd.	21,806	$1,714,825
Halliburton Co.	23,230	1,042,563
Baker Hughes, Inc.	15,078	760,987
National Oilwell Varco, Inc.	17,327	636,594
FMC Technologies, Inc.*	14,551	431,728
RPC, Inc.*	19,820	332,976
Weatherford International plc*	56,499	317,524
Superior Energy Services, Inc.	16,107	288,315
Oceaneering International, Inc.	9,985	274,687
Core Laboratories N.V.	2,333	262,066
Dril-Quip, Inc.*	4,341	241,967
Forum Energy Technologies, Inc.*	11,950	237,327
Oil States International, Inc.*	6,776	213,918
McDermott International, Inc.*	35,842	179,568
SEACOR Holdings, Inc.*	2,847	169,368
Helix Energy Solutions Group, Inc.*	20,690	168,210
Frank's International N.V.	11,391	148,083
Bristow Group, Inc.	8,870	124,357
CARBO Ceramics, Inc.	7,154	78,265
Total Oil & Gas Services		7,623,328
Oil & Gas - 26.5%
Transocean Ltd.*	45,143	481,224
Helmerich & Payne, Inc.	7,012	471,908
Nabors Industries Ltd.	27,703	336,868
Ensco plc — Class A	39,148	332,758
Patterson-UTI Energy, Inc.	14,242	318,594
Noble Corporation plc	46,480	294,683
Diamond Offshore Drilling, Inc.	14,973	263,675
Rowan Companies plc — Class A	16,009	242,696
Unit Corp.*	9,238	171,827
Atwood Oceanics, Inc.	16,164	140,465
Total Oil & Gas		3,054,698
Mining - 4.5%
US Silica Holdings, Inc.	6,254	291,186
Fairmount Santrol Holdings, Inc.*	26,520	224,890
Total Mining		516,076
Metal Fabricate & Hardware - 1.9%
Tenaris S.A. ADR	7,710	218,964
Transportation - 0.6%
Hornbeck Offshore Services, Inc.*	13,006	71,533
Total Common Stocks
(Cost $7,443,351)		11,484,599

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$23,917	23,917
Total Repurchase Agreement
(Cost $23,917)		23,917
Total Investments - 99.9%
(Cost $7,467,268)		$11,508,516
Other Assets & Liabilities, net - 0.1%		11,780
Total Net Assets - 100.0%		$11,520,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,484,599	$—	$—	$11,484,599
Repurchase Agreement	—	23,917	—	23,917
Total	$11,484,599	$23,917	$—	$11,508,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 71.8%
Exxon Mobil Corp.	16,064	$1,402,067
Chevron Corp.	10,019	1,031,155
ConocoPhillips	12,818	557,198
Occidental Petroleum Corp.	7,488	546,025
EOG Resources, Inc.	5,580	539,642
Phillips 66	5,854	471,540
Anadarko Petroleum Corp.	7,082	448,716
Pioneer Natural Resources Co.	2,279	423,096
Apache Corp.	5,726	365,720
Devon Energy Corp.	8,219	362,540
Valero Energy Corp.	6,546	346,938
Continental Resources, Inc.*	6,528	339,195
Concho Resources, Inc.*	2,464	338,430
Marathon Petroleum Corp.	7,958	323,015
Hess Corp.	5,948	318,932
Range Resources Corp.	8,015	310,581
Noble Energy, Inc.	8,226	293,997
Marathon Oil Corp.	17,746	280,564
Cimarex Energy Co.	2,014	270,621
Equities Corp.	3,616	262,594
Cabot Oil & Gas Corp. — Class A	9,922	255,988
Transocean Ltd.*	23,896	254,731
Royal Dutch Shell plc — Class A ADR	5,078	254,255
BP plc ADR	7,195	252,976
Petroleo Brasileiro S.A. ADR*	25,286	235,918
Tesoro Corp.	2,831	225,234
Newfield Exploration Co.*	5,084	220,951
Helmerich & Payne, Inc.	3,193	214,889
Diamondback Energy, Inc.*	2,170	209,492
Antero Resources Corp.*	7,770	209,402
Ensco plc — Class A	24,141	205,199
Suncor Energy, Inc.	7,140	198,349
Parsley Energy, Inc. — Class A*	5,770	193,353
Southwestern Energy Co.*	13,591	188,099
Noble Corporation plc	29,579	187,531
Encana Corp.	17,884	187,245
Energen Corp.	3,179	183,492
Canadian Natural Resources Ltd.	5,644	180,834
Murphy Oil Corp.	5,871	178,478
QEP Resources, Inc.	8,704	169,989
WPX Energy, Inc.*	12,355	162,962
Nabors Industries Ltd.	12,442	151,295
Chesapeake Energy Corp.*	23,766	149,013
RSP Permian, Inc.*	3,840	148,915
Statoil ASA ADR	8,810	148,008
HollyFrontier Corp.	6,028	147,686
SM Energy Co.	3,742	144,366
Rice Energy, Inc.*	5,500	143,605
PDC Energy, Inc.*	2,138	143,374
Patterson-UTI Energy, Inc.	6,341	141,848
Laredo Petroleum, Inc.*	10,656	137,462
Gulfport Energy Corp.*	4,861	137,323
CNOOC Ltd. ADR	1,070	135,344
Cenovus Energy, Inc.	9,300	133,641
YPF S.A. ADR	6,980	127,176
Whiting Petroleum Corp.*	14,517	126,879
Carrizo Oil & Gas, Inc.*	3,061	124,338
Western Refining, Inc.	4,582	121,240
Callon Petroleum Co.*	7,670	120,419
Diamond Offshore Drilling, Inc.	6,665	117,371
Matador Resources Co.*	4,820	117,319
Oasis Petroleum, Inc.*	10,114	116,008
Rowan Companies plc — Class A	7,133	108,136
PBF Energy, Inc. — Class A	4,755	107,653
Synergy Resources Corp.*	13,023	90,249
Delek US Holdings, Inc.	4,250	73,483
Atwood Oceanics, Inc.	6,970	60,569
Total Oil & Gas		16,874,653
Oil & Gas Services - 13.8%
Schlumberger Ltd.	9,790	769,887
Halliburton Co.	10,431	468,143
Baker Hughes, Inc.	6,718	339,057
National Oilwell Varco, Inc.	7,781	285,875
Targa Resources Corp.	4,340	213,137
FMC Technologies, Inc.*	6,472	192,024
Weatherford International plc*	32,364	181,886
Core Laboratories N.V.	1,501	168,607
RPC, Inc.*	8,900	149,520
Superior Energy Services, Inc.	7,235	129,507
Oceaneering International, Inc.	4,487	123,437
Dril-Quip, Inc.*	1,979	110,309
Oil States International, Inc.*	3,090	97,551
Total Oil & Gas Services		3,228,940
Pipelines - 10.3%
Kinder Morgan, Inc.	23,499	543,532
Spectra Energy Corp.	9,375	400,781
Williams Companies, Inc.	11,582	355,915
ONEOK, Inc.	4,879	250,732
Cheniere Energy, Inc.*	5,349	233,216
Plains GP Holdings, LP — Class A	17,200	222,568
TransCanada Corp.	3,220	153,143
Enbridge, Inc.	3,450	152,594
SemGroup Corp. — Class A	2,953	104,418
Total Pipelines		2,416,899
Mining - 1.1%
US Silica Holdings, Inc.	2,845	132,463
Cameco Corp.	13,889	118,890
Total Mining		251,353
Coal - 0.7%
CONSOL Energy, Inc.	8,593	164,986
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	5,378	152,735
Retail - 0.6%
World Fuel Services Corp.	2,900	134,154
Transportation - 0.6%
Golar LNG Ltd.	6,170	130,804
Total Common Stocks
(Cost $13,363,393)		23,354,524

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$159,932	$159,932
Total Repurchase Agreement
(Cost $159,932)		159,932
Total Investments - 100.2%
(Cost $13,523,325)		$23,514,456
Other Assets & Liabilities, net - (0.2)%		(47,929)
Total Net Assets - 100.0%		$23,466,527

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,354,524	$—	$—	$23,354,524
Repurchase Agreement	—	159,932	—	159,932
Total	$23,354,524	$159,932	$—	$23,514,456

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 33.8%
Consumer, Non-cyclical - 15.1%
Nestle S.A. ADR	717	$56,658
Novartis AG ADR	594	46,903
Roche Holding AG ADR	1,291	39,982
British American Tobacco plc ADR	209	26,678
GlaxoSmithKline plc ADR	540	23,290
Anheuser-Busch InBev S.A. ADR	172	22,603
Sanofi ADR	521	19,897
AstraZeneca plc ADR	589	19,355
Bayer AG ADR	188	18,894
Unilever N.V. — Class Y	354	16,319
Diageo plc ADR	139	16,130
Novo Nordisk A/S ADR	376	15,638
Unilever plc ADR	301	14,267
Reckitt Benckiser Group plc ADR	737	14,128
Imperial Brands plc ADR	214	11,015
Total Consumer, Non-cyclical		361,757
Financial - 6.4%
HSBC Holdings plc ADR	897	33,736
Allianz SE ADR	993	14,726
Banco Santander S.A. ADR	3,270	14,421
BNP Paribas S.A. ADR	510	13,204
UBS Group AG	812	11,059
ING Groep N.V. ADR	867	10,699
Prudential plc ADR	288	10,284
AXA S.A. ADR	472	9,988
Lloyds Banking Group plc ADR	3,472	9,965
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,469	8,755
Zurich Insurance Group AG ADR	339	8,709
Barclays plc ADR	940	8,169
Total Financial		153,715
Energy - 3.5%
Total S.A. ADR	567	27,045
BP plc ADR	701	24,647
Royal Dutch Shell plc — Class A ADR	480	24,034
Eni SpA ADR	286	8,257
Total Energy		83,983
Industrial - 2.1%
Siemens AG ADR	182	21,352
ABB Ltd. ADR*	464	10,445
Vinci S.A. ADR	497	9,495
Schneider Electric SE ADR	668	9,245
Total Industrial		50,537
Communications - 2.1%
Vodafone Group plc ADR	587	17,111
Deutsche Telekom AG ADR	724	12,156
Telefonica S.A. ADR	1,008	10,161
BT Group plc ADR	387	9,841
Total Communications		49,269
Basic Materials - 1.5%
BASF SE ADR	207	17,708
Rio Tinto plc ADR	269	8,985
Air Liquide S.A. ADR	390	8,592
Total Basic Materials		35,285
Consumer, Cyclical - 1.4%
Daimler AG ADR	229	16,174
LVMH Moet Hennessy Louis Vuitton SE ADR	309	10,497
Cie Financiere Richemont S.A. ADR	1,185	7,169
Total Consumer, Cyclical		33,840
Technology - 1.2%
SAP SE ADR	221	20,201
ASML Holding N.V. — Class G	82	8,986
Total Technology		29,187
Utilities - 0.5%
National Grid plc ADR	173	12,302
Total Common Stocks
(Cost $610,274)		809,875

MUTUAL FUNDS† - 20.4%
Guggenheim Strategy Fund I2	9,787	244,582
Guggenheim Strategy Fund II2	9,753	243,251
Total Mutual Funds
(Cost $485,389)		487,833

	Face Amount
REPURCHASE AGREEMENTS††,1 - 44.0%
UMB FINANCIAL CORPORATION issued 09/30/16 at 0.38% due 10/03/16	$350,567	350,567
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	350,567	350,567
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	350,567	350,567
Total Repurchase Agreements
(Cost $1,051,701)		1,051,701
Total Investments - 98.2%
(Cost $2,147,364)		$2,349,409
Other Assets & Liabilities, net - 1.8%		43,388
Total Net Assets - 100.0%		$2,392,797

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED††
December 2016 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,191,879)	69	$10,302
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $2,254,400)	16	$4,028

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Affiliated issuers — Note 5.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$809,875	$—	$—	$—	$—	$809,875
Currency Futures Contracts	—	4,028	—	—	—	4,028
Equity Futures Contracts	—	—	—	10,302	—	10,302
Mutual Funds	487,833	—	—	—	—	487,833
Repurchase Agreements	—	—	1,051,701	—	—	1,051,701
Total	$1,297,708	$4,028	$1,051,701	$10,302	$—	$2,363,739

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.9%
REITs - 32.7%
Simon Property Group, Inc.	476	$98,537
American Tower Corp. — Class A	770	87,263
Public Storage	346	77,206
Crown Castle International Corp.	733	69,055
Prologis, Inc.	1,233	66,015
Welltower, Inc.	857	64,078
Ventas, Inc.	878	62,013
AvalonBay Communities, Inc.	348	61,888
Weyerhaeuser Co.	1,915	61,164
Equinix, Inc.	167	60,162
General Growth Properties, Inc.	2,162	59,671
Equity Residential	923	59,377
Boston Properties, Inc.	416	56,696
Vornado Realty Trust	529	53,540
HCP, Inc.	1,364	51,764
Realty Income Corp.	771	51,602
Essex Property Trust, Inc.	217	48,326
Digital Realty Trust, Inc.	479	46,520
Kimco Realty Corp.	1,478	42,787
Federal Realty Investment Trust	269	41,407
Macerich Co.	508	41,082
Host Hotels & Resorts, Inc.	2,632	40,981
SL Green Realty Corp.	372	40,213
Annaly Capital Management, Inc.	3,802	39,921
VEREIT, Inc.	3,820	39,613
Iron Mountain, Inc.	1,040	39,031
Extra Space Storage, Inc.	490	38,911
UDR, Inc.	1,070	38,509
Duke Realty Corp.	1,405	38,399
Alexandria Real Estate Equities, Inc.	330	35,894
Brixmor Property Group, Inc.	1,286	35,738
Regency Centers Corp.	440	34,096
National Retail Properties, Inc.	669	34,019
Apartment Investment & Management Co. — Class A	730	33,514
Omega Healthcare Investors, Inc.	920	32,614
American Campus Communities, Inc.	637	32,404
WP Carey, Inc.	500	32,265
Camden Property Trust	383	32,072
Mid-America Apartment Communities, Inc.	340	31,957
Lamar Advertising Co. — Class A	480	31,349
AGNC Investment Corp.	1,604	31,342
Spirit Realty Capital, Inc.	2,344	31,246
Equity LifeStyle Properties, Inc.	400	30,872
DDR Corp.	1,755	30,590
Forest City Realty Trust, Inc. — Class A	1,312	30,347
Kilroy Realty Corp.	436	30,237
Sun Communities, Inc.	380	29,822
Liberty Property Trust	733	29,577
Senior Housing Properties Trust	1,287	29,228
Douglas Emmett, Inc.	783	28,681
Starwood Property Trust, Inc.	1,260	28,375
American Homes 4 Rent — Class A	1,290	27,916
Highwoods Properties, Inc.	530	27,624
Hospitality Properties Trust	928	27,580
CubeSmart	1,006	27,424
Weingarten Realty Investors	691	26,935
STORE Capital Corp.	900	26,523
Healthcare Trust of America, Inc. — Class A	810	26,422
Equity One, Inc.	850	26,019
Taubman Centers, Inc.	346	25,746
DCT Industrial Trust, Inc.	526	25,537
Life Storage, Inc.	286	25,437
Hudson Pacific Properties, Inc.	750	24,653
Healthcare Realty Trust, Inc.	710	24,183
CyrusOne, Inc.	500	23,785
Medical Properties Trust, Inc.	1,598	23,602
Equity Commonwealth*	780	23,572
Tanger Factory Outlet Centers, Inc.	600	23,376
Post Properties, Inc.	350	23,146
CoreSite Realty Corp.	310	22,952
First Industrial Realty Trust, Inc.	800	22,576
New Residential Investment Corp.	1,613	22,276
Education Realty Trust, Inc.	500	21,570
Physicians Realty Trust	1,000	21,540
DuPont Fabros Technology, Inc.	520	21,450
EPR Properties	270	21,260
Two Harbors Investment Corp.	2,419	20,634
Sunstone Hotel Investors, Inc.	1,612	20,617
Brandywine Realty Trust	1,309	20,447
Corporate Office Properties Trust	720	20,412
LaSalle Hotel Properties	831	19,836
RLJ Lodging Trust	932	19,600
Mack-Cali Realty Corp.	710	19,326
NorthStar Realty Finance Corp.	1,452	19,123
Washington Prime Group, Inc.	1,512	18,719
CBL & Associates Properties, Inc.	1,420	17,239
Pebblebrook Hotel Trust	620	16,492
DiamondRock Hospitality Co.	1,787	16,262
Corrections Corporation of America	1,030	14,286
Total REITs		3,128,067
Banks - 26.8%
JPMorgan Chase & Co.	2,820	187,783
Wells Fargo & Co.	4,013	177,695
Bank of America Corp.	9,857	154,262
Citigroup, Inc.	3,038	143,485
U.S. Bancorp	2,423	103,921
Goldman Sachs Group, Inc.	619	99,826
Morgan Stanley	2,979	95,507
PNC Financial Services Group, Inc.	897	80,811
Bank of New York Mellon Corp.	1,965	78,365
Capital One Financial Corp.	1,039	74,631
BB&T Corp.	1,786	67,368

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Banks - 26.8% (continued)
State Street Corp.	913	$63,572
SunTrust Banks, Inc.	1,282	56,152
Banco Bradesco S.A. ADR	5,687	51,580
M&T Bank Corp.	444	51,548
Fifth Third Bancorp	2,344	47,958
Northern Trust Corp.	695	47,253
ICICI Bank Ltd. ADR	5,921	44,230
KeyCorp	3,603	43,849
Citizens Financial Group, Inc.	1,772	43,786
Toronto-Dominion Bank	984	43,690
Credicorp Ltd.	286	43,535
Regions Financial Corp.	4,399	43,418
HSBC Holdings plc ADR	1,138	42,800
HDFC Bank Ltd. ADR	590	42,415
Royal Bank of Canada	681	42,195
First Republic Bank	530	40,869
Huntington Bancshares, Inc.	4,065	40,081
Bank of Montreal	610	39,998
Bank of Nova Scotia	740	39,213
Deutsche Bank AG*	2,822	36,940
Comerica, Inc.	736	34,828
Zions Bancorporation	1,006	31,206
Signature Bank*	260	30,797
SVB Financial Group*	267	29,514
East West Bancorp, Inc.	764	28,046
PacWest Bancorp	634	27,205
Cullen/Frost Bankers, Inc.	370	26,618
Bank of the Ozarks, Inc.	675	25,920
Synovus Financial Corp.	752	24,463
Prosperity Bancshares, Inc.	439	24,097
PrivateBancorp, Inc. — Class A	520	23,878
First Horizon National Corp.	1,513	23,043
Webster Financial Corp.	591	22,464
Umpqua Holdings Corp.	1,458	21,943
Texas Capital Bancshares, Inc.*	360	19,771
Total Banks		2,562,529
Insurance - 21.2%
Berkshire Hathaway, Inc. — Class B*	1,572	227,107
American International Group, Inc.	1,655	98,207
MetLife, Inc.	1,931	85,794
Prudential Financial, Inc.	903	73,729
Marsh & McLennan Companies, Inc.	1,086	73,033
Travelers Companies, Inc.	616	70,563
Chubb Ltd.	555	69,736
Aflac, Inc.	918	65,977
Allstate Corp.	892	61,709
Aon plc	494	55,570
Progressive Corp.	1,665	52,448
XL Group Ltd.	1,508	50,714
Hartford Financial Services Group, Inc.	1,174	50,271
Willis Towers Watson plc	378	50,187
Principal Financial Group, Inc.	937	48,265
Arch Capital Group Ltd.*	604	47,873
Loews Corp.	1,109	45,635
Everest Re Group Ltd.	233	44,263
Cincinnati Financial Corp.	563	42,461
RenaissanceRe Holdings Ltd.	350	42,056
Axis Capital Holdings Ltd.	770	41,834
Manulife Financial Corp.	2,846	40,157
Lincoln National Corp.	854	40,121
Assured Guaranty Ltd.	1,426	39,572
Endurance Specialty Holdings Ltd.	600	39,270
Markel Corp.*	40	37,151
Arthur J Gallagher & Co.	730	37,135
Unum Group	986	34,816
Torchmark Corp.	520	33,223
Alleghany Corp.*	63	33,076
WR Berkley Corp.	570	32,923
American Financial Group, Inc.	420	31,500
Reinsurance Group of America, Inc. — Class A	290	31,303
Assurant, Inc.	326	30,074
Voya Financial, Inc.	1,010	29,108
Brown & Brown, Inc.	750	28,283
Old Republic International Corp.	1,470	25,901
First American Financial Corp.	629	24,707
Radian Group, Inc.	1,542	20,894
MGIC Investment Corp.*	2,521	20,168
Genworth Financial, Inc. — Class A*	3,830	18,997
Total Insurance		2,025,811
Diversified Financial Services - 12.5%
American Express Co.	1,473	94,331
BlackRock, Inc. — Class A	252	91,340
Charles Schwab Corp.	2,515	79,398
CME Group, Inc. — Class A	670	70,028
Intercontinental Exchange, Inc.	246	66,263
Synchrony Financial	2,143	60,004
Discover Financial Services	1,023	57,851
Franklin Resources, Inc.	1,537	54,671
TD Ameritrade Holding Corp.	1,533	54,023
T. Rowe Price Group, Inc.	729	48,479
Ameriprise Financial, Inc.	481	47,989
Invesco Ltd.	1,402	43,841
Nasdaq, Inc.	586	39,578
Ally Financial, Inc.	1,920	37,382
E*TRADE Financial Corp.*	1,207	35,148
Raymond James Financial, Inc.	600	34,926
Affiliated Managers Group, Inc.*	240	34,728
CIT Group, Inc.	925	33,578
SEI Investments Co.	729	33,250
CBOE Holdings, Inc.	419	27,172
Navient Corp.	1,840	26,625
Eaton Vance Corp.	660	25,773
LendingClub Corp.*	3,670	22,681
Legg Mason, Inc.	660	22,097
SLM Corp.*	2,888	21,573
Janus Capital Group, Inc.	1,399	19,600
WisdomTree Investments, Inc.	1,360	13,994
Total Diversified Financial Services		1,196,323
Commercial Services - 1.7%
S&P Global, Inc.	553	69,989
Moody's Corp.	505	54,681
MarketAxess Holdings, Inc.	170	28,150

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Commercial Services - 1.7% (continued)
LendingTree, Inc.*	130	$12,598
Total Commercial Services		165,418
Real Estate - 1.4%
Brookfield Asset Management, Inc. — Class A	1,180	41,512
CBRE Group, Inc. — Class A*	1,338	37,436
Jones Lang LaSalle, Inc.	250	28,448
Realogy Holdings Corp.	925	23,921
Total Real Estate		131,317
Savings & Loans - 1.0%
New York Community Bancorp, Inc.	2,214	31,505
People's United Financial, Inc.	1,694	26,799
Investors Bancorp, Inc.	1,974	23,708
BofI Holding, Inc.*	644	14,426
Total Savings & Loans		96,438
Software - 0.4%
MSCI, Inc. — Class A	400	33,576
Entertainment - 0.3%
Gaming and Leisure Properties, Inc.	970	32,447
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	1,666	31,721
Media - 0.3%
FactSet Research Systems, Inc.	180	29,178
Investment Companies - 0.3%
American Capital Ltd.*	1,610	27,225
Total Common Stocks
(Cost $6,553,375)		9,460,050

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	4,830	52,840
Total Preferred Stocks
(Cost $34,881)		52,840

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$60,774	60,774
Total Repurchase Agreement
(Cost $60,774)		60,774
Total Investments - 100.1%
(Cost $6,649,030)		$9,573,664
Other Assets & Liabilities, net - (0.1)%		(13,713)
Total Net Assets - 100.0%		$9,559,951

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,460,050	$—	$—	$9,460,050
Preferred Stocks	52,840	—	—	52,840
Repurchase Agreement	—	60,774	—	60,774
Total	$9,512,890	$60,774	$—	$9,573,664

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Global Diversified Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
United States of America - 44.1%
iShares Edge MSCI USA Quality Factor ETF	133,390	$9,002,491
Technology Select Sector SPDR Fund	168,320	8,042,330
Vanguard Dividend Appreciation ETF	68,297	5,732,167
Financial Select Sector SPDR Fund	183,900	3,549,270
iShares Russell 1000 Growth ETF	23,154	2,411,952
Energy Select Sector SPDR Fund	29,950	2,114,770
Vanguard Information Technology ETF	9,500	1,143,515
Real Estate Select Sector SPDR Fund	25,589	838,550
Guggenheim S&P SmallCap 600 Pure Value ETF[1]	12,955	815,113
Total United States of America		33,650,158
Global - 20.7%
Vanguard FTSE All-World ex-US ETF — Class U	197,830	8,987,417
PowerShares International Dividend Achievers Portfolio	218,542	3,219,124
PowerShares DB Commodity Index Tracking Fund	149,000	2,236,490
iShares Global Healthcare ETF	9,500	957,030
SPDR S&P Global Natural Resources ETF	10,000	391,200
Total Global		15,791,261
Emerging Markets - 12.4%
WisdomTree Emerging Markets High Dividend Fund	175,463	6,592,145
iShares Core MSCI Emerging Markets ETF	63,500	2,896,235
Total Emerging Markets		9,488,380
European Region - 10.6%
Vanguard FTSE Europe ETF	92,800	4,522,144
First Trust Europe AlphaDEX Fund	53,000	1,564,030
First Trust STOXX European Select Dividend Index Fund	125,000	1,477,500
iShares MSCI Europe Financials ETF	33,000	566,280
Total European Region		8,129,954
Asian Pacific Region ex Japan - 4.6%
iShares MSCI All Country Asia ex Japan ETF	57,619	3,487,102
Japan - 3.2%
iShares MSCI Japan ETF	193,900	2,431,506
Asian Pacific Region - 2.4%
Vanguard FTSE Pacific ETF	30,000	1,817,400
Spain - 0.5%
iShares MSCI Spain Capped ETF	15,000	402,300
Total Exchange-Traded Funds
(Cost $72,113,246)		75,198,061

CLOSED-END FUNDS† - 0.5%
Morgan Stanley China A Share Fund, Inc.	20,146	376,730
Royce Value Trust, Inc.	1	11
Total Closed-End Funds
(Cost $490,023)		376,741

SHORT-TERM INVESTMENTS† - 1.1%
First American Treasury Obligations Fund 0.00%[2]	820,467	820,467
Total Short-Term Investments
(Cost $820,467)		820,467
Total Investments - 100.1%
(Cost $73,423,736)		$76,395,269
Other Assets & Liabilities, net - (0.1)%		(55,534)
Total Net Assets - 100.0%		$76,339,735

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$376,741	$—	$—	$376,741
Exchange-Traded Funds	75,198,061	—	—	75,198,061
Short-Term Investments	820,467	—	—	820,467
Total	$76,395,269	$—	$—	$76,395,269

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

Global Diversified Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

For the period ended September 30, 2016, there were no transfers between levels.

Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.7%
United States of America - 44.8%
iShares Edge MSCI Min Vol USA ETF	49,500	$2,248,785
First Trust NASDAQ Technology Dividend Index Fund	73,500	2,155,020
Financial Select Sector SPDR Fund	83,040	1,602,672
iShares Edge MSCI USA Quality Factor ETF	20,400	1,376,796
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10,226	1,017,487
Real Estate Select Sector SPDR Fund	11,555	378,647
Guggenheim S&P 500 Pure Value ETF[1]	5,000	264,350
iShares Russell Top 200 Growth ETF	4,000	223,440
Total United States of America		9,267,197
Global - 35.8%
iShares Edge MSCI Min Vol EAFE ETF	27,000	1,826,279
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	54,500	1,437,710
SPDR Doubleline Total Return Tactical ETF	22,056	1,106,991
iShares Global Healthcare ETF	8,920	898,601
iShares Global Energy ETF	21,926	720,708
PowerShares DB Commodity Index Tracking Fund	38,481	577,600
FlexShares STOXX Global Broad Infrastructure Index Fund	12,500	564,500
Vanguard Total International Bond ETF	5,020	281,321
Total Global		7,413,710
Emerging Markets - 16.2%
EGShares Emerging Markets Consumer ETF	60,500	1,502,215
PowerShares Emerging Markets Sovereign Debt Portfolio	34,848	1,067,394
iShares Edge MSCI Min Vol Emerging Markets ETF	14,500	783,870
Total Emerging Markets		3,353,479
Eurozone - 1.5%
iShares MSCI Eurozone ETF	9,100	313,859
Japan - 1.4%
WisdomTree Japan Hedged Equity Fund	6,700	287,497
European Region - 1.0%
iShares MSCI Europe Financials ETF	12,061	206,967
Total Exchange-Traded Funds
(Cost $19,198,896)		20,842,709

SHORT-TERM INVESTMENTS† - 0.8%
First American Treasury Obligations Fund 0.00%[2]	166,601	166,601
Total Short-Term Investments
(Cost $166,601)		166,601
Total Investments - 101.5%
(Cost $19,365,497)		$21,009,310
Other Assets & Liabilities, net - (1.5)%		(320,332)
Total Net Assets - 100.0%		$20,688,978

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,842,709	$—	$—	$20,842,709
Short-Term Investments	166,601	—	—	166,601
Total	$21,009,310	$—	$—	$21,009,310

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS†,1 - 78.5%
Guggenheim Variable Insurance Strategy Fund III	227,079	$5,679,235
Guggenheim Strategy Fund II	149,846	3,737,167
Guggenheim Strategy Fund III	62,801	1,568,758
Guggenheim Strategy Fund I	33,625	840,285
Total Mutual Funds
(Cost $11,766,939)		11,825,445

	Face Amount
U.S. TREASURY BILLS†† - 11.3%
U.S, Treasury Bill
due 10/13/16[2,3]	$1,700,000	1,699,920
Total U.S. Treasury Bills
(Cost $1,699,956)		1,699,920

REPURCHASE AGREEMENTS††,4 - 10.5%
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	528,662	528,662
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	528,662	528,662
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	528,662	528,662
Total Repurchase Agreements
(Cost $1,585,986)		1,585,986
Total Investments - 100.3%
(Cost $15,052,881)		$15,111,351
Other Assets & Liabilities, net - (0.3)%		(43,395)
Total Net Assets - 100.0%		$15,067,956

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $10,517,430)	7	$43,638
December 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $15,137,591)	102	20,753
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $3,148,500)	24	9,542
December 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $15,117,102)	120	7,203
December 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,303,521)	7	7,074
December 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,044,586)	10	4,857
December 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,793,351)	16	1,717
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $184,375)	1	(1,345)
December 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,686,814)	10	(1,628)
December 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $673,750)	4	(1,663)
(Total Aggregate Value of Contracts $50,607,020)		$90,148

COMMODITY FUTURE CONTRACTS PURCHASED†
March 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $842,688)	33	$33,080
November 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $265,000)	5	20,164
November 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $593,750)	10	16,203
November 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $183,229)	3	9,081
November 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $316,560)	5	5,596
November 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $128,545)	2	3,050
November 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $166,875)	4	21
December 2016 Corn Futures Contracts (Aggregate Value of Contracts $50,438)	3	(304)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURE CONTRACTS PURCHASED† (continued)
December 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $226,950)	4	$(770)
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $190,700)	4	(1,390)
December 2016 Silver Futures Contracts (Aggregate Value of Contracts $96,175)	1	(3,308)
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $204,330)	6	(3,526)
(Total Aggregate Value of Contracts $3,265,240)		$77,897

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,147,403)	11	$26,747
October 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $915,114)	9	20,480
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,655,545)	17	15,121
December 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $886,184)	3	11,016
October 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $590,155)	6	6,541
December 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $163,207)	1	1,972
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $374,100)	3	1,889
December 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $88,988)	1	83
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $324,038)	3	(1,551)
October 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,520,491)	10	(2,815)
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $619,440)	4	(5,033)
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,092,840)	12	(5,763)
October 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $965,272)	28	(6,735)
(Total Aggregate Value of Contracts $10,342,777)		$61,952

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,069,880)	14	$18,809
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,483,800)	12	6,579
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $986,300)	7	600
(Total Aggregate Value of Contracts $3,539,980)		$25,988

COMMODITY FUTURE CONTRACTS SOLD SHORT†
December 2016 Wheat Futures Contracts (Aggregate Value of Contracts $683,400)	34	$41,307
December 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $371,490)	21	35,272
December 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $602,113)	29	32,751
December 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $320,400)	8	15,069
November 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $145,850)	5	7,263
November 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $191,880)	4	(3,064)
December 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $99,880)	2	(6,405)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURE CONTRACTS SOLD SHORT† (continued)
December 2016 Copper Futures Contracts (Aggregate Value of Contracts $497,475)	9	$(6,478)
November 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $492,800)	11	(31,302)
(Total Aggregate Value of Contracts $3,405,288)		$84,413

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 British Pound Futures Contracts (Aggregate Value of Contracts $1,784,750)	22	$14,667
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $991,640)	13	(5,475)
(Total Aggregate Value of Contracts $2,776,390)		$9,192

EQUITY FUTURES CONTRACTS SOLD SHORT††
October 2016 H-Shares Index Futures Contracts (Aggregate Value of Contracts $125,459)	2	$440
December 2016 Topix Index Futures Contracts (Aggregate Value of Contracts $131,502)	1	(896)
October 2016 CAC ' 10 Euro Index Futures Contracts (Aggregate Value of Contracts $949,520)	19	(16,207)
(Total Aggregate Value of Contracts $1,206,481)		$(16,663)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $850,773)	7	$(2,559)
December 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $13,341,284)	154	(23,802)
(Total Aggregate Value of Contracts $14,192,057)		$(26,361)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$40,655	$—	$—	$—	$40,655
Equity Futures Contracts	—	17,010	—	67,279	—	84,289
Commodity Futures Contracts	—	218,857	—	—	—	218,857
Interest Rate Futures Contracts	—	9,542	—	85,242	—	94.784
Mutual Funds	11,825,445	—	—	—	—	11,825,445
Repurchase Agreements	—	—	1,585,986	—	—	1,585,986
U.S. Treasury Bills	—	—	1,699,920	—	—	1,699,920
Total	$11,825,445	$286,064	$3,285,906	$152,521	$—	$15,549,936

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$5,475	$—	$—	$—	$5,475
Equity Futures Contracts	—	19,082	—	19,918	—	39,000
Commodity Futures Contracts	—	56,547	—	—	—	56,547
Interest Rate Futures Contracts	—	5,567	—	25,430	—	30,997
Total	$—	$86,671	$—	$45,348	$—	$132,019

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

For the period ended September 30, 2016, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund II1	78,684	$1,962,367
Guggenheim Strategy Fund I1	62,213	1,554,704
Total Mutual Funds
(Cost $3,498,657)		3,517,071

	Face Amount
U.S. GOVERNMENT SECURITIES† - 46.1%
U.S. Treasury Bond
2.25% due 08/15/46††	10,700,000	10,541,172
Total U.S. Government Securities
(Cost $10,486,281)		10,541,172

FEDERAL AGENCY DISCOUNT NOTES†† - 13.1%
Federal Home Loan Bank[2]
0.18% due 10/05/16	1,400,000	1,399,972
0.21% due 10/06/16	600,000	599,983
Total Federal Home Loan Bank		1,999,955
Freddie Mac[3]
0.17% due 10/07/16	600,000	599,983
0.22% due 10/07/16	400,000	399,985
Total Freddie Mac		999,968
Total Federal Agency Discount Notes
(Cost $2,999,923)		2,999,923

REPURCHASE AGREEMENTS††,4 - 25.4%
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	$1,933,515	1,933,515
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,933,515	1,933,515
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	1,933,515	1,933,515
Total Repurchase Agreements
(Cost $5,800,545)		5,800,545
Total Investments - 100.0%
(Cost $22,785,406)		$22,858,711
Other Assets & Liabilities, net - 0.0%		(7,257)
Total Net Assets - 100.0%		$22,851,454

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $19,912,500)	108	$(16,585)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$2,999,923	$—	$2,999,923
Mutual Funds	3,517,071	—	—	—	3,517,071
Repurchase Agreements	—	—	5,800,545	—	5,800,545
U.S. Government Securities	—	—	10,541,172	—	10,541,172
Total	$3,517,071	$—	$19,335,640	$—	$22,858,711

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$16,585	$—	$—	$16,585

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

For the period ended September 30, 2016, there were no transfers between levels.

Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.0%
United States of America - 48.0%
iShares TIPS Bond ETF	48,150	$5,608,993
iShares Edge MSCI USA Quality Factor ETF	79,087	5,337,582
PowerShares Fundamental High Yield Corporate Bond Portfolio	256,068	4,832,003
Fidelity Total Bond ETF	49,883	2,547,525
WisdomTree Managed Futures Strategy Fund	58,000	2,440,072
Vanguard Information Technology ETF	15,300	1,841,661
Technology Select Sector SPDR Fund	29,200	1,395,176
Energy Select Sector SPDR Fund	17,750	1,253,328
Financial Select Sector SPDR Fund	58,700	1,132,910
SPDR Blackstone / GSO Senior Loan ETF	22,300	1,054,344
iShares Edge MSCI USA Value Factor ETF	12,500	816,000
Vanguard Dividend Appreciation ETF	9,100	763,763
WisdomTree Continuous Commodity Index Fund	20,000	389,400
Real Estate Select Sector SPDR Fund	8,168	267,661
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	10,000	254,800
PowerShares CEF Income Composite Portfolio	7,500	171,075
Total United States of America		30,106,293
Global - 24.9%
PIMCO Total Return Active Exchange-Traded Fund	59,387	6,410,827
SPDR Doubleline Total Return Tactical ETF	65,000	3,262,350
PowerShares DB Commodity Index Tracking Fund	130,000	1,951,300
iShares Edge MSCI Min Vol EAFE ETF	21,000	1,420,440
FlexShares International Quality Dividend Index Fund	42,000	956,340
VanEck Vectors Junior Gold Miners ETF	19,000	841,510
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	4,452	451,477
iShares Global Healthcare ETF	3,000	302,220
Total Global		15,596,464
Emerging Markets - 14.8%
iShares JP Morgan USD Emerging Markets Bond ETF	21,203	2,485,204
PowerShares Emerging Markets Sovereign Debt Portfolio	56,610	1,733,964
PowerShares FTSE RAFI Emerging Markets Portfolio	90,500	1,621,760
WisdomTree Emerging Markets High Dividend Fund	41,244	1,549,537
iShares Edge MSCI Min Vol Emerging Markets ETF	20,000	1,081,200
iShares Core MSCI Emerging Markets ETF	18,000	820,980
Total Emerging Markets		9,292,645
European Region - 5.3%
Vanguard FTSE Europe ETF	55,000	2,680,150
iShares MSCI Europe Financials ETF	39,000	669,240
Total European Region		3,349,390
Japan - 2.6%
iShares MSCI Japan ETF	130,200	1,632,708
Eurozone - 1.4%
iShares MSCI Eurozone ETF	24,700	851,903
International - 0.5%
VanEck Vectors International High Yield Bond ETF	13,500	333,855
Asian Pacific Region ex Japan - 0.4%
iShares MSCI Pacific ex Japan ETF	6,500	274,820
Russia - 0.1%
iShares MSCI Russia Capped ETF	5,000	72,800
Total Exchange-Traded Funds
(Cost $58,969,463)		61,510,878

CLOSED-END FUNDS† - 0.6%
Morgan Stanley China A Share Fund, Inc.	13,220	247,214
Templeton Global Income Fund	25,000	156,000
Total Closed-End Funds
(Cost $483,725)		403,214

SHORT-TERM INVESTMENTS† - 2.4%
First American Treasury Obligations Fund 0.00%[1]	1,515,913	1,515,913
Total Short-Term Investments
(Cost $1,515,913)		1,515,913
Total Investments - 101.0%
(Cost $60,969,101)		$63,430,005
Other Assets & Liabilities, net - (1.0)%		(628,186)
Total Net Assets - 100.0%		$62,801,819

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2016.

See Sector Classification in Other Information section.

Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$403,214	$—	$—	$403,214
Exchange-Traded Funds	61,510,878	—	—	61,510,878
Short-Term Investments	1,515,913	—	—	1,515,913
Total	$63,430,005	$—	$—	$63,430,005

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 35.6%
Johnson & Johnson	6,285	$742,448
Pfizer, Inc.	17,429	590,320
Merck & Company, Inc.	8,684	541,968
AbbVie, Inc.	6,629	418,091
Allergan plc*	1,755	404,194
Eli Lilly & Co.	4,889	392,391
Bristol-Myers Squibb Co.	7,136	384,773
Shire plc ADR	1,614	312,890
Express Scripts Holding Co.*	3,919	276,407
McKesson Corp.	1,502	250,459
Zoetis, Inc.	4,086	212,513
Cardinal Health, Inc.	2,654	206,216
Teva Pharmaceutical Industries Ltd. ADR	4,376	201,339
Mylan N.V.*	4,689	178,745
AmerisourceBergen Corp. — Class A	2,198	177,554
AstraZeneca plc ADR	4,708	154,705
GlaxoSmithKline plc ADR	3,395	146,426
Quintiles IMS Holdings, Inc.*	1,710	138,613
Jazz Pharmaceuticals plc*	1,115	135,450
Novartis AG ADR	1,663	131,310
Alkermes plc*	2,740	128,862
Novo Nordisk A/S ADR	2,919	121,401
Valeant Pharmaceuticals International, Inc.*	4,644	114,010
DexCom, Inc.*	1,240	108,699
Mallinckrodt plc*	1,538	107,322
Sarepta Therapeutics, Inc.*	1,720	105,626
OPKO Health, Inc.*	9,693	102,649
VCA, Inc.*	1,410	98,672
Perrigo Company plc	1,000	92,330
TESARO, Inc.*	920	92,221
Neurocrine Biosciences, Inc.*	1,660	84,062
PRA Health Sciences, Inc.*	1,390	78,549
ACADIA Pharmaceuticals, Inc.*	2,440	77,616
Akorn, Inc.*	2,755	75,101
Endo International plc*	3,710	74,757
Catalent, Inc.*	2,860	73,902
Horizon Pharma plc*	3,770	68,350
Prestige Brands Holdings, Inc.*	1,390	67,095
Agios Pharmaceuticals, Inc.*	1,250	66,025
Owens & Minor, Inc.	1,869	64,910
Radius Health, Inc.*	1,160	62,744
Depomed, Inc.*	2,330	58,227
Impax Laboratories, Inc.*	2,190	51,903
Ophthotech Corp.*	1,000	46,130
Pacira Pharmaceuticals, Inc.*	1,240	42,433
Total Pharmaceuticals		8,060,408
Healthcare-Products - 24.3%
Thermo Fisher Scientific, Inc.	2,124	337,844
Medtronic plc	3,905	337,391
Abbott Laboratories	7,835	331,342
Stryker Corp.	2,374	276,357
Becton Dickinson and Co.	1,433	257,553
Boston Scientific Corp.*	9,899	235,596
Zimmer Biomet Holdings, Inc.	1,750	227,535
Edwards Lifesciences Corp.*	1,868	225,206
Intuitive Surgical, Inc.*	299	216,724
Baxter International, Inc.	4,427	210,725
St. Jude Medical, Inc.	2,497	199,161
CR Bard, Inc.	733	164,397
Danaher Corp.	1,960	153,644
Dentsply Sirona, Inc.	2,574	152,973
Henry Schein, Inc.*	912	148,638
Hologic, Inc.*	3,546	137,691
STERIS plc	1,850	135,235
IDEXX Laboratories, Inc.*	1,180	133,022
Varian Medical Systems, Inc.*	1,281	127,498
ResMed, Inc.	1,938	125,563
LivaNova plc*	1,980	119,018
Cooper Companies, Inc.	645	115,623
Align Technology, Inc.*	1,213	113,719
Teleflex, Inc.	647	108,728
ABIOMED, Inc.*	750	96,435
Patterson Companies, Inc.	2,020	92,799
West Pharmaceutical Services, Inc.	1,223	91,114
Hill-Rom Holdings, Inc.	1,370	84,913
Alere, Inc.*	1,960	84,750
Cepheid*	1,540	81,143
Bio-Techne Corp.	740	81,030
Bruker Corp.	3,530	79,955
NuVasive, Inc.*	1,130	75,326
Nevro Corp.*	700	73,073
Wright Medical Group N.V.*	2,670	65,495
Total Healthcare-Products		5,497,216
Biotechnology - 18.8%
Amgen, Inc.	2,716	453,055
Gilead Sciences, Inc.	5,350	423,292
Celgene Corp.*	3,511	367,005
Biogen, Inc.*	1,109	347,150
Regeneron Pharmaceuticals, Inc.*	651	261,715
Alexion Pharmaceuticals, Inc.*	1,812	222,042
Illumina, Inc.*	1,189	215,994
Incyte Corp.*	1,990	187,637
Vertex Pharmaceuticals, Inc.*	2,131	185,845
BioMarin Pharmaceutical, Inc.*	1,850	171,162
Seattle Genetics, Inc.*	2,120	114,501
Ionis Pharmaceuticals, Inc.*	2,590	94,898
Alnylam Pharmaceuticals, Inc.*	1,397	94,689
United Therapeutics Corp.*	760	89,741
Intercept Pharmaceuticals, Inc.*	512	84,270
Charles River Laboratories International, Inc.*	970	80,840
Intrexon Corp.*	2,700	75,654
Juno Therapeutics, Inc.*	2,460	73,825
ARIAD Pharmaceuticals, Inc.*	5,248	71,845
Medicines Co.*	1,880	70,951
Exelixis, Inc.*	5,460	69,833
Kite Pharma, Inc.*	1,230	68,708
Ultragenyx Pharmaceutical, Inc.*	920	65,265
Puma Biotechnology, Inc.*	940	63,027
Bluebird Bio, Inc.*	910	61,680
Exact Sciences Corp.*	3,080	57,196

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Biotechnology - 18.8% (continued)
Ligand Pharmaceuticals, Inc. — Class B*	540	$55,112
Myriad Genetics, Inc.*	2,300	47,334
Acorda Therapeutics, Inc.*	1,840	38,419
AMAG Pharmaceuticals, Inc.*	1,520	37,255
Novavax, Inc.*	7,430	15,454
Total Biotechnology		4,265,394
Healthcare-Services - 14.4%
UnitedHealth Group, Inc.	3,456	483,840
Aetna, Inc.	2,289	264,265
Cigna Corp.	1,851	241,222
Anthem, Inc.	1,909	239,217
HCA Holdings, Inc.*	2,935	221,973
Humana, Inc.	1,207	213,506
Laboratory Corporation of America Holdings*	1,134	155,902
DaVita, Inc.*	2,354	155,529
Quest Diagnostics, Inc.	1,784	150,980
Universal Health Services, Inc. — Class B	1,166	143,675
Centene Corp.*	2,078	139,143
MEDNAX, Inc.*	1,560	103,350
WellCare Health Plans, Inc.*	810	94,843
Acadia Healthcare Company, Inc.*	1,840	91,172
Envision Healthcare Holdings, Inc.*	3,840	85,517
Amsurg Corp. — Class A*	1,200	80,460
HealthSouth Corp.	1,950	79,112
Molina Healthcare, Inc.*	1,310	76,399
Brookdale Senior Living, Inc. — Class A*	4,280	74,686
LifePoint Health, Inc.*	1,133	67,108
Tenet Healthcare Corp.*	2,744	62,179
Community Health Systems, Inc.*	4,290	49,507
Total Healthcare-Services		3,273,585
Software - 2.9%
Cerner Corp.*	3,036	187,474
IMS Health Holdings, Inc.*	4,350	136,329
Veeva Systems, Inc. — Class A*	2,400	99,072
athenahealth, Inc.*	720	90,806
Medidata Solutions, Inc.*	1,311	73,101
Allscripts Healthcare Solutions, Inc.*	4,920	64,796
Total Software		651,578
Electronics - 2.5%
Agilent Technologies, Inc.	3,502	164,909
Waters Corp.*	923	146,286
Mettler-Toledo International, Inc.*	334	140,223
PerkinElmer, Inc.	1,970	110,537
Total Electronics		561,955
Commercial Services - 1.1%
PAREXEL International Corp.*	1,157	80,354
Incorporated Research Holdings, Inc. — Class A*	1,450	64,641
Team Health Holdings, Inc.*	1,950	63,492
AMN Healthcare Services, Inc.*	1,530	48,761
Total Commercial Services		257,248
Total Common Stocks
(Cost $12,282,437)		22,567,384

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17	3,790	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$16,893	16,893
Total Repurchase Agreement
(Cost $16,893)		16,893
Total Investments - 99.7%
(Cost $12,299,330)		$22,584,277
Other Assets & Liabilities, net - 0.3%		64,973
Total Net Assets - 100.0%		$22,649,250

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,567,384	$—	$—	$22,567,384
Repurchase Agreement	—	16,893	—	16,893
Rights	—	—	—	—
Total	$22,567,384	$16,893	$—	$22,584,277

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 7.6%
iShares iBoxx $ High Yield Corporate Bond ETF	5,311	$463,438
SPDR Barclays High Yield Bond ETF	12,364	454,006
Total Exchange-Traded Funds
(Cost $851,545)		917,444

MUTUAL FUNDS† - 55.2%
Guggenheim Strategy Fund II1	132,964	3,316,111
Guggenheim Strategy Fund I1	132,200	3,303,677
Total Mutual Funds
(Cost $6,580,795)		6,619,788

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.7%
Federal Home Loan Bank[2]
0.19% due 10/05/16	$700,000	699,986
0.27% due 10/12/16	300,000	299,975
Total Federal Home Loan Bank		999,961
Fannie Mae[3]
0.18% due 10/03/16	928,000	927,991
Freddie Mac[3]
0.17% due 10/07/16	200,000	199,994
Total Federal Agency Discount Notes
(Cost $2,127,946)		2,127,946

REPURCHASE AGREEMENTS††,4 - 11.8%
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	472,358	472,358
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	472,358	472,358
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	472,358	472,358
Total Repurchase Agreements
(Cost $1,417,074)		1,417,074
Total Investments - 92.3%
(Cost $10,977,360)		$11,082,252
Other Assets & Liabilities, net - 7.7%		928,165
Total Net Assets - 100.0%		$12,010,417

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $9,844,664)	81	$32,818

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††

Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.27.Index	Goldman Sachs International	ICE	5.00%	12/20/21	$200,000	$(208,870)	$7,358	$1,512
CDX.NA.HY.27.Index	Barclays Bank plc	ICE	5.00%	12/20/21	10,400,000	(10,861,240)	353,291	107,949
								$109,461

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
CDX.NA.HY.27 Index — Credit Default Swap North American High Yield Series 27 Index
ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$109,461	$—	$109,461
Exchange-Traded Funds	917,444	—	—	—	—	917,444
Federal Agency Discount Notes	—	—	2,127,946	—	—	2,127,946
Interest Rate Futures Contracts	—	32,818	—	—	—	32,818
Mutual Funds	6,619,788	—	—	—	—	6,619,788
Repurchase Agreements	—	—	1,417,074	—	—	1,417,074
Total	$7,537,232	$32,818	$3,545,020	$109,461	$—	$11,224,531

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 52.5%
Alphabet, Inc. — Class A*	894	$718,830
Amazon.com, Inc.*	771	645,566
Facebook, Inc. — Class A*	4,651	596,583
Alibaba Group Holding Ltd. ADR*	2,895	306,262
Priceline Group, Inc.*	176	258,981
Netflix, Inc.*	2,061	203,112
Yahoo!, Inc.*	4,550	196,105
eBay, Inc.*	5,822	191,544
Baidu, Inc. ADR*	1,044	190,081
LinkedIn Corp. — Class A*	822	157,101
JD.com, Inc. ADR*	5,554	144,904
Twitter, Inc.*	6,098	140,559
Ctrip.com International Ltd. ADR*	2,865	133,423
Expedia, Inc.	1,132	132,127
Symantec Corp.	4,909	123,216
TripAdvisor, Inc.*	1,498	94,644
Vipshop Holdings Ltd. ADR*	6,278	92,098
F5 Networks, Inc.*	733	91,361
58.com, Inc. ADR*	1,896	90,363
VeriSign, Inc.*	1,151	90,054
MercadoLibre, Inc.	470	86,936
Zillow Group, Inc. — Class A*	2,291	78,925
Zillow Group, Inc. — Class C*	2,269	78,621
SINA Corp.*	1,061	78,334
Weibo Corp. ADR*	1,541	77,271
YY, Inc. ADR*	1,448	77,149
Shopify, Inc. — Class A*	1,770	75,968
GoDaddy, Inc. — Class A*	2,176	75,137
Bitauto Holdings Ltd. ADR*	2,562	74,503
Liberty Ventures*	1,855	73,959
IAC/InterActiveCorp	1,148	71,716
Autohome, Inc. ADR*	2,956	71,683
Fang Holdings Ltd. ADR*	15,671	70,363
GrubHub, Inc.*	1,421	61,089
Pandora Media, Inc.*	4,115	58,968
Yelp, Inc. — Class A*	1,392	58,046
Wayfair, Inc. — Class A*	1,420	55,905
Groupon, Inc. — Class A*	10,208	52,571
Shutterstock, Inc.*	735	46,820
WebMD Health Corp. — Class A*	848	42,146
comScore, Inc.*	1,354	41,514
Cogent Communications Holdings, Inc.	1,115	41,043
Stamps.com, Inc.*	427	40,356
Shutterfly, Inc.*	793	35,400
Total Internet		6,121,337
Telecommunications - 14.1%
Cisco Systems, Inc.	12,399	393,297
Palo Alto Networks, Inc.*	771	122,843
Motorola Solutions, Inc.	1,452	110,758
Juniper Networks, Inc.	3,996	96,144
Nokia Oyj ADR	13,468	77,979
Arista Networks, Inc.*	891	75,806
CommScope Holding Company, Inc.*	2,466	74,251
Telefonaktiebolaget LM Ericsson ADR	10,176	73,369
ARRIS International plc*	2,525	71,533
Ubiquiti Networks, Inc.*	1,225	65,538
ViaSat, Inc.*	803	59,944
Finisar Corp.*	1,966	58,586
Ciena Corp.*	2,522	54,980
InterDigital, Inc.	660	52,272
LogMeIn, Inc.	514	46,460
NETGEAR, Inc.*	738	44,642
Plantronics, Inc.	798	41,464
Viavi Solutions, Inc.*	5,520	40,792
Infinera Corp.*	4,052	36,590
Oclaro, Inc.*	4,010	34,286
Gogo, Inc.*	1,517	16,748
Total Telecommunications		1,648,282
Software - 12.0%
salesforce.com, Inc.*	2,992	213,418
Intuit, Inc.	1,508	165,895
Red Hat, Inc.*	1,543	124,721
NetEase, Inc. ADR	502	120,872
Citrix Systems, Inc.*	1,339	114,110
Check Point Software Technologies Ltd.*	1,428	110,827
Akamai Technologies, Inc.*	1,805	95,646
NetSuite, Inc.*	845	93,533
Veeva Systems, Inc. — Class A*	1,799	74,263
Twilio, Inc. — Class A*	1,120	72,083
Rackspace Hosting, Inc.*	1,970	62,429
j2 Global, Inc.	819	54,554
Cornerstone OnDemand, Inc.*	1,110	51,005
Allscripts Healthcare Solutions, Inc.*	3,703	48,769
Total Software		1,402,125
Semiconductors - 4.8%
QUALCOMM, Inc.	4,768	326,608
Broadcom Ltd.	1,335	230,314
Total Semiconductors		556,922
Diversified Financial Services - 4.5%
Charles Schwab Corp.	6,423	202,774
TD Ameritrade Holding Corp.	3,898	137,366
E*TRADE Financial Corp.*	3,054	88,932
LendingClub Corp.*	7,809	48,260
BGC Partners, Inc. — Class A	5,460	47,775
Total Diversified Financial Services		525,107
Commercial Services - 3.8%
PayPal Holdings, Inc.*	5,338	218,698
CoStar Group, Inc.*	375	81,198
Live Nation Entertainment, Inc.*	2,724	74,856
Cimpress N.V.*	701	70,927
Total Commercial Services		445,679
Media - 2.2%
Time Warner, Inc.	3,151	250,851
Computers - 2.0%
BlackBerry Ltd.*	9,603	76,632
Brocade Communications Systems, Inc.	6,469	59,709
NetScout Systems, Inc.*	1,731	50,632

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Computers - 2.0% (continued)
Lumentum Holdings, Inc.*	1,210	$50,542
Total Computers		237,515
REITs - 1.4%
Equinix, Inc.	440	158,510
Aerospace & Defense - 0.9%
Harris Corp.	1,147	105,077
Retail - 0.9%
Liberty Interactive Corporation QVC Group — Class A*	4,918	98,409
Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,835	40,095
Total Common Stocks
(Cost $8,572,352)		11,589,909

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$45,022	$45,022
Total Repurchase Agreement
(Cost $45,022)		45,022
Total Investments - 99.8%
(Cost $8,617,374)		$11,634,931
Other Assets & Liabilities, net - 0.2%		18,974
Total Net Assets - 100.0%		$11,653,905

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR  — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,589,909	$—	$—	$11,589,909
Repurchase Agreement	—	45,022	—	45,022
Total	$11,589,909	$45,022	$—	$11,634,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 57.2%
Guggenheim Strategy Fund II1	56,737	$1,415,016
Guggenheim Strategy Fund I1	56,371	1,408,702
Total Mutual Funds
(Cost $2,805,217)		2,823,718

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.3%
Federal Home Loan Bank[2]
0.18% due 10/04/16	$300,000	299,996
0.27% due 10/14/16	300,000	299,971
Total Federal Home Loan Bank		599,967
Fannie Mae[3]
0.18% due 10/03/16	400,000	399,995
Freddie Mac[3]
0.17% due 10/07/16	400,000	399,989
Total Federal Agency Discount Notes
(Cost $1,399,951)		1,399,951

REPURCHASE AGREEMENTS††,4 - 19.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	676,135	676,135
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	136,080	136,080
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	136,080	136,080
Total Repurchase Agreements
(Cost $948,295)		948,295
Total Investments - 104.7%
(Cost $5,153,463)		$5,171,964
Other Assets & Liabilities, net - (4.7)%		(231,191)
Total Net Assets - 100.0%		$4,940,773

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $546,420)	6	$2,458

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 Dow Jones Industrial Average Index Swap 0.35%[6], Terminating 10/31/16 (Notional Value $379,564)	21	$697
BNP Paribas November 2016 Dow Jones Industrial Average Index Swap 0.28%[6], Terminating 11/01/16 (Notional Value $8,985,987)	491	(80,481)
(Total Notional Value $9,365,551)		$(79,784)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.

plc  — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,458	$—	$—	$—	$2,458
Equity Index Swap Agreements	—	—	—	697	—	697
Federal Agency Discount Notes	—	—	1,399,951	—	—	1,399,951
Mutual Funds	2,823,718	—	—	—	—	2,823,718
Repurchase Agreements	—	—	948,295	—	—	948,295
Total	$2,823,718	$2,458	$2,348,246	$697	$—	$5,175,119

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	80,481	—	80,481

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 50.1%
Guggenheim Strategy Fund II1	68,748	$1,714,570
Guggenheim Strategy Fund I1	64,341	1,607,893
Total Mutual Funds
(Cost $3,308,894)		3,322,463

	Face Amount
FEDERAL AGENCY NOTES†† - 6.3%
Federal Home Loan Bank[3]
0.67% due 02/17/17[2]	$275,000	275,235
Federal Farm Credit Bank[3]
0.63% due 11/21/16[2]	140,000	140,061
Total Federal Agency Notes
(Cost $414,781)		415,296

FEDERAL AGENCY DISCOUNT NOTES†† - 6.0%
Freddie Mac[4]
0.17% due 10/07/16	400,000	399,989
Total Federal Agency Discount Notes
(Cost $399,989)		399,989

REPURCHASE AGREEMENTS†† - 35.9%
Individual Repurchased Agreement[5]
Barclays Capital issued 09/30/16 at (0.25)% due 10/01/16 (secured by U.S Treasury Bond, at a rate of 2.25% and maturing 08/15/46 as collateral, with a value of $1,196,460) to be repurchased at $1,173,000	1,173,000	1,173,000
Mizuho Financial Group, Inc. issued 09/30/16 at (0.15)% due 10/01/16 (secured by U.S Treasury Bond, at a rate of 2.25% and maturing 08/15/46 as collateral, with a value of $697,813) to be repurchased at $684,129	684,130	684,130
Joint Repurchase Agreements[6]
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	174,436	174,436
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	174,436	174,436
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	174,437	174,437
Total Repurchase Agreements
(Cost $2,380,439)		2,380,439
Total Investments - 98.3%
(Cost $6,504,103)		$6,518,187

U.S. Government Securities Sold Short†† - (60.9)%
U.S. Treasury Bond
2.25% due 08/15/46	4,100,000	(4,039,140)
Total U.S. Government Securities Sold Short
(Proceeds $4,066,909)		(4,039,140)
Other Assets & Liabilities, net - 62.6%		4,147,310
Total Net Assets - 100.0%		$6,626,357

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $3,134,375)	17	$15,808

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

[5]	All or a portion of this security is pledged as short collateral at September 30, 2016.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$399,989	$—	$399,989
Federal Agency Notes	$—	$—	$415,296	$—	$415,296
Interest Rate Futures Contracts	—	15,808	—	—	15,808
Mutual Funds	3,322,463	—	—	—	3,322,463
Repurchase Agreements	—	—	2,380,439	—	2,380,439
Total	$3,322,463	$15,808	$3,195,724	$—	$6,533,995

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
U.S. Government Securities	—	—	4,039,140	—	4,039,140

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 57.0%
Guggenheim Strategy Fund II1	5,267	$131,363
Guggenheim Strategy Fund I1	5,243	131,014
Total Mutual Funds
(Cost $261,104)		262,377

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.0%
Fannie Mae[2]
0.18% due 10/03/16	$30,000	30,000
Freddie Mac[2]
0.17% due 10/07/16	30,000	29,999
Total Federal Agency Discount Notes
(Cost $59,999)		59,999

REPURCHASE AGREEMENTS††,3 - 30.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	80,100	80,100
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	30,345	30,345
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	30,345	30,345
Total Repurchase Agreements
(Cost $140,790)		140,790
Total Investments - 100.5%
(Cost $461,893)		$463,166
Other Assets & Liabilities, net - (0.5)%		(2,267)
Total Net Assets - 100.0%		$460,899

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 S&P MidCap 400 Index Swap 0.55%[5], Terminating 10/31/16 (Notional Value $66,163)	43	$192
BNP Paribas November 2016 S&P MidCap 400 Index Swap 0.13%[5], Terminating 11/01/16 (Notional Value $181,390)	117	(1,480)
Goldman Sachs International October 2016 S&P MidCap 400 Index Swap 0.50%[5], Terminating 10/27/16 (Notional Value $217,964)	140	(1,487)
(Total Notional Value $465,517)		$(2,775)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.

plc  — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$192	$—	$192
Federal Agency Discount Notes	—	—	59,999	—	—	59,999
Mutual Funds	262,377	—	—	—	—	262,377
Repurchase Agreements	—	—	140,790	—	—	140,790
Total	$262,377	$—	$200,789	$192	$—	$463,358

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$2,967	$—	$2,967

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 44.6%
Guggenheim Strategy Fund II1	18,899	$471,348
Guggenheim Strategy Fund I1	14,836	370,764
Total Mutual Funds
(Cost $836,054)		842,112

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.2%
Federal Home Loan Bank[2]
0.19% due 10/06/16	$200,000	199,995
Freddie Mac[3]
0.17% due 10/07/16	200,000	199,994
Total Federal Agency Discount Notes
(Cost $399,989)		399,989

REPURCHASE AGREEMENTS††,4 - 34.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	465,036	465,036
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	89,860	89,860
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	89,860	89,860
Total Repurchase Agreements
(Cost $644,756)		644,756
Total Investments - 100.0%
(Cost $1,880,799)		$1,886,857
Other Assets & Liabilities, net - 0.0%		28
Total Net Assets - 100.0%		$1,886,885

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $97,385)	1	$(4,034)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.60%[6], Terminating 10/31/16 (Notional Value $494,868)	101	$(20)
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.28%[6], Terminating 11/01/16 (Notional Value $404,042)	83	(3,083)
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 0.75%[6], Terminating 10/27/16 (Notional Value $879,929)	180	(10,571)
(Total Notional Value $1,778,839)		$(13,674)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$399,989	$—	$—	$399,989
Mutual Funds	842,112	—	—	—	—	842,112
Repurchase Agreements	—	—	644,756	—	—	644,756
Total	$842,112	$—	$1,044,745	$—	$—	$1,886,857

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$4,034	$—	$—	$—	$4,034
Equity Index Swap Agreements	—	—	—	13,674	—	13,674
Total	$—	$4,034	$—	$13,674	$—	$17,708

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 43.0%
Guggenheim Strategy Fund II1	15,947	$397,723
Guggenheim Strategy Fund I1	11,081	276,908
Total Mutual Funds
(Cost $670,387)		674,631

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 31.8%
Freddie Mac[2]
0.17% due 10/07/16	$400,000	399,989
Fannie Mae[2]
0.18% due 10/03/16	100,000	99,999
Total Federal Agency Discount Notes
(Cost $499,988)		499,988

REPURCHASE AGREEMENTS††,3 - 26.9%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	288,896	288,896
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	67,017	67,017
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	67,017	67,017
Total Repurchase Agreements
(Cost $422,930)		422,930
Total Investments - 101.7%
(Cost $1,593,305)		$1,597,549
Other Assets & Liabilities, net - (1.7)%		(26,487)
Total Net Assets - 100.0%		$1,571,062

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $249,400)	2	$695

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.20%[5], Terminating 10/31/16 (Notional Value $461,553)	369	$1,401
BNP Paribas November 2016 Russell 2000 Index Swap 0.37%[5], Terminating 11/01/16 (Notional Value $318,224)	254	(3,543)
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.00%[5], Terminating 10/27/16 (Notional Value $539,203)	431	(4,978)
(Total Notional Value $1,318,980)		$(7,120)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.

plc  — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$695	$—	$—	$—	$695
Equity Index Swap Agreements	—	—	—	1,401	—	1,401
Federal Agency Discount Notes	—	—	499,988	—	—	499,988
Mutual Funds	674,631	—	—	—	—	674,631
Repurchase Agreements	—	—	422,930	—	—	422,930
Total	$674,631	$695	$922,918	$1,401	$—	$1,599,645

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	8,521	—	8,521

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 62.2%
Guggenheim Strategy Fund II1	131,175	$3,271,492
Guggenheim Strategy Fund I1	130,707	3,266,379
Total Mutual Funds
(Cost $6,507,501)		6,537,871

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.8%
Freddie Mac[2]
0.17% due 10/07/16	$1,000,000	999,972
Federal Home Loan Bank[3]
0.18% due 10/05/16	900,000	899,982
Fannie Mae[2]
0.18% due 10/03/16	700,000	699,993
Total Federal Agency Discount Notes
(Cost $2,599,947)		2,599,947

REPURCHASE AGREEMENTS††,4 - 10.9%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	941,589	941,589
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	101,430	101,430
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	101,430	101,430
Total Repurchase Agreements
(Cost $1,144,449)		1,144,449
Total Investments - 97.9%
(Cost $10,251,897)		$10,282,267
Other Assets & Liabilities, net - 2.1%		221,711
Total Net Assets - 100.0%		$10,503,978

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $540,063)	5	$(1,884)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 S&P 500 Index Swap 0.65%[6], Terminating 10/31/16 (Notional Value $2,042,466)	942	$2,949
BNP Paribas November 2016 S&P 500 Index Swap 0.28%[6], Terminating 11/01/16 (Notional Value $1,620,329)	747	(12,752)
Goldman Sachs International October 2016 S&P 500 Index Swap 0.85%[6], Terminating 10/26/16 (Notional Value $6,305,371)	2,908	(59,447)
(Total Notional Value $9,968,166)		$(69,250)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	2,949	—	2,949
Federal Agency Discount Notes	—	—	2,599,947	—	—	2,599,947
Mutual Funds	6,537,871	—	—	—	—	6,537,871
Repurchase Agreements	—	—	1,144,449	—	—	1,144,449
Total	$6,537,871	$—	$3,744,396	$2,949	$—	$10,285,216

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,884	$—	$—	$—	$1,884
Equity Index Swap Agreements	—	—	—	72,199	—	72,199
Total	$—	$1,884	$—	$72,199	$—	$74,083

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 64.8%
Guggenheim Strategy Fund II1	38,535	$961,051
Guggenheim Strategy Fund I1	30,389	759,410
Total Mutual Funds
(Cost $1,711,085)		1,720,461

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.8%
Federal Home Loan Bank[2]
0.27% due 10/12/16	$300,000	299,975
Fannie Mae[3]
0.18% due 10/03/16	200,000	199,998
Total Federal Agency Discount Notes
(Cost $499,973)		499,973

U.S. TREASURY BILLS† - 7.5%
U.S. Treasury Bill
due 10/13/16††,4,5	200,000	199,991
Total U.S. Treasury Bills
(Cost $199,995)		199,991

REPURCHASE AGREEMENTS††,6 - 6.3%
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	55,936	55,936
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	55,936	55,936
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	55,936	55,936
Total Repurchase Agreements
(Cost $167,808)		167,808
Total Investments - 97.4%
(Cost $2,578,861)		$2,588,233
Other Assets & Liabilities, net - 2.6%		69,566
Total Net Assets - 100.0%		$2,657,799

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,316,950)	43	$54,760

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $5,308,800)	64	$(59,385)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$54,760	$—	$—	$54,760
Federal Agency Discount Notes	—	—	499,973	—	499,973
Mutual Funds	1,720,461	—	—	—	1,720,461
Repurchase Agreements	—	—	167,808	—	167,808
U.S. Treasury Bills	—	—	199,991	—	199,991
Total	$1,720,461	$54,760	$867,772	$—	$2,642,993

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	—	59,385	—	—	59,385

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Media - 31.4%
Comcast Corp. — Class A	3,660	$242,804
Walt Disney Co.	2,533	235,215
Charter Communications, Inc. — Class A*	663	178,990
Time Warner, Inc.	1,953	155,478
Twenty-First Century Fox, Inc. — Class A	5,396	130,691
DISH Network Corp. — Class A*	1,812	99,261
CBS Corp. — Class B	1,775	97,164
Discovery Communications, Inc. — Class A*	3,030	81,567
Viacom, Inc. — Class B	2,002	76,276
Liberty Broadband Corp. — Class C*	970	69,336
Liberty Media Corporation-Liberty SiriusXM — Class A*	1,903	64,664
News Corp. — Class A	3,998	55,892
Scripps Networks Interactive, Inc. — Class A	874	55,490
Liberty Global plc*	1,566	51,741
Grupo Televisa SAB ADR	1,685	43,288
TEGNA, Inc.	1,935	42,299
Tribune Media Co. — Class A	1,070	39,076
AMC Networks, Inc. — Class A*	720	37,339
Starz — Class A*	1,082	33,748
Liberty Global plc LiLAC — Class C*	1,181	33,127
Sinclair Broadcast Group, Inc. — Class A	1,102	31,826
Media General, Inc.*	1,630	30,041
Meredith Corp.	570	29,634
Nexstar Broadcasting Group, Inc. — Class A	460	26,547
Gannett Company, Inc.	2,184	25,422
Time, Inc.	1,580	22,878
Total Media		1,989,794
Retail - 18.0%
McDonald's Corp.	1,646	189,884
Starbucks Corp.	3,163	171,246
Yum! Brands, Inc.	1,280	116,237
Chipotle Mexican Grill, Inc. — Class A*	170	71,995
Darden Restaurants, Inc.	861	52,797
Domino's Pizza, Inc.	345	52,388
Dunkin' Brands Group, Inc.	840	43,747
Panera Bread Co. — Class A*	204	39,723
Restaurant Brands International, Inc.	827	36,868
Cracker Barrel Old Country Store, Inc.	256	33,848
Jack in the Box, Inc.	347	33,291
Papa John's International, Inc.	415	32,723
Wendy's Co.	2,968	32,054
Brinker International, Inc.	630	31,771
Texas Roadhouse, Inc. — Class A	779	30,404
Cheesecake Factory, Inc.	602	30,136
Buffalo Wild Wings, Inc.*	206	28,992
Bloomin' Brands, Inc.	1,510	26,032
Dave & Buster's Entertainment, Inc.*	620	24,292
DineEquity, Inc.	300	23,757
Sonic Corp.	824	21,572
Shake Shack, Inc. — Class A*	620	21,495
Total Retail		1,145,252
Lodging - 10.7%
Las Vegas Sands Corp.	2,245	129,176
Marriott International, Inc. — Class A	1,898	127,779
Hilton Worldwide Holdings, Inc.	3,993	91,559
MGM Resorts International*	2,855	74,316
Wynn Resorts Ltd.	593	57,770
Wyndham Worldwide Corp.	772	51,979
Hyatt Hotels Corp. — Class A*	980	48,236
Melco Crown Entertainment Ltd. ADR	2,489	40,098
Boyd Gaming Corp.*	1,497	29,611
Interval Leisure Group, Inc.	1,672	28,708
Total Lodging		679,232
Agriculture - 10.0%
Philip Morris International, Inc.	2,403	233,620
Altria Group, Inc.	3,384	213,970
Reynolds American, Inc.	3,340	157,481
Vector Group Ltd.	1,486	31,994
Total Agriculture		637,065
Beverages - 7.5%
Constellation Brands, Inc. — Class A	666	110,883
Molson Coors Brewing Co. — Class B	877	96,294
Brown-Forman Corp. — Class B	1,810	85,866
Anheuser-Busch InBev S.A. ADR	468	61,500
Ambev S.A. ADR	9,085	55,328
Diageo plc ADR	328	38,061
Boston Beer Company, Inc. — Class A*	170	26,394
Total Beverages		474,326
Leisure Time - 6.9%
Carnival Corp.	2,433	118,779
Royal Caribbean Cruises Ltd.	1,094	81,995
Harley-Davidson, Inc.	1,129	59,374
Norwegian Cruise Line Holdings Ltd.*	1,521	57,342
Polaris Industries, Inc.	574	44,450
Brunswick Corp.	855	41,707
Vista Outdoor, Inc.*	758	30,214
Total Leisure Time		433,861
Entertainment - 6.5%
Gaming and Leisure Properties, Inc.	1,519	50,811
Vail Resorts, Inc.	291	45,653
Six Flags Entertainment Corp.	809	43,370
International Game Technology plc	1,760	42,909
Cinemark Holdings, Inc.	1,053	40,308
Madison Square Garden Co. — Class A*	225	38,117

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Entertainment - 6.5% (continued)
Regal Entertainment Group — Class A	1,626	$35,366
Lions Gate Entertainment Corp.	1,641	32,804
Marriott Vacations Worldwide Corp.	370	27,128
SeaWorld Entertainment, Inc.	1,620	21,838
Penn National Gaming, Inc.*	1,523	20,667
Pinnacle Entertainment, Inc.*	1,344	16,585
Total Entertainment		415,556
Software - 3.9%
Activision Blizzard, Inc.	2,478	109,775
Electronic Arts, Inc.*	1,150	98,210
Take-Two Interactive Software, Inc.*	837	37,732
Total Software		245,717
Toys, Games & Hobbies - 1.9%
Hasbro, Inc.	773	61,322
Mattel, Inc.	2,014	60,984
Total Toys, Games & Hobbies		122,306
Commercial Services - 1.7%
Aramark	1,556	59,175
Live Nation Entertainment, Inc.*	1,690	46,441
Total Commercial Services		105,616
Electronics - 0.5%
IMAX Corp.*	1,152	33,373
Miscellaneous Manufacturing - 0.4%
Smith & Wesson Holding Corp.*	861	22,894
Total Common Stocks
(Cost $4,625,771)		6,304,992

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$46,038	46,038
Total Repurchase Agreement
(Cost $46,038)		46,038
Total Investments - 100.1%
(Cost $4,671,809)		$6,351,030
Other Assets & Liabilities, net - (0.1)%		(7,630)
Total Net Assets - 100.0%		$6,343,400

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,304,992	$—	$—	$6,304,992
Repurchase Agreement	—	46,038	—	46,038
Total	$6,304,992	$46,038	$—	$6,351,030

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 87.2%
Industrial - 17.4%
Cummins, Inc.[1]	1,564	$200,427
Timken Co.[1]	5,590	196,433
Roper Technologies, Inc.[1]	1,068	194,878
AGCO Corp.[1]	3,898	192,249
Rockwell Collins, Inc.[1]	2,264	190,947
Terex Corp.[1]	7,506	190,727
Lennox International, Inc.[1]	1,213	190,477
Ingersoll-Rand plc[1]	2,793	189,756
Parker-Hannifin Corp.[1]	1,509	189,425
Energizer Holdings, Inc.[1]	3,783	188,999
Flowserve Corp.[1]	3,905	188,377
AO Smith Corp.[1]	1,904	188,097
Stanley Black & Decker, Inc.[1]	1,527	187,790
Sonoco Products Co.[1]	3,544	187,230
ITT, Inc.[1]	5,205	186,547
B/E Aerospace, Inc.[1]	3,610	186,492
Trinity Industries, Inc.[1]	7,705	186,307
BWX Technologies, Inc.[1]	4,840	185,711
Owens Corning[1]	3,473	185,424
Raytheon Co.[1]	1,355	184,456
Carlisle Companies, Inc.[1]	1,770	181,549
Graphic Packaging Holding Co.[1]	12,868	180,023
Masco Corp.[1]	5,245	179,956
USG Corp.*,1	6,890	178,107
Northrop Grumman Corp.[1]	822	175,867
Huntington Ingalls Industries, Inc.	1,144	175,512
Orbital ATK, Inc.[1]	2,225	169,612
Garmin Ltd.[1]	3,480	167,423
SunPower Corp. — Class A*,1	18,218	162,505
Fortune Brands Home & Security, Inc.[1]	2,774	161,169
Spirit AeroSystems Holdings, Inc. — Class A*,1	3,440	153,218
United Technologies Corp.[1]	1,002	101,803
Lincoln Electric Holdings, Inc.[1]	1,611	100,881
L-3 Communications Holdings, Inc.[1]	663	99,934
Boeing Co.[1]	658	86,685
Berry Plastics Group, Inc.*,1	1,618	70,949
Armstrong World Industries, Inc.*,1	1,471	60,782
Stericycle, Inc.*,1	738	59,143
General Dynamics Corp.[1]	165	25,601
Allegion plc[1]	222	15,298
Total Industrial		6,296,766
Financial - 15.9%
Mastercard, Inc. — Class A1	1,925	195,907
Lamar Advertising Co. — Class A1	2,993	195,474
Genworth Financial, Inc. — Class A*	39,362	195,235
Assurant, Inc.[1]	2,079	191,788
PacWest Bancorp[1]	4,399	188,761
AmTrust Financial Services, Inc.[1]	6,976	187,166
East West Bancorp, Inc.[1]	5,079	186,450
Assured Guaranty Ltd.[1]	6,709	186,175
White Mountains Insurance Group Ltd.[1]	224	185,920
Mercury General Corp.[1]	3,372	184,954
AGNC Investment Corp.	9,441	184,478
Reinsurance Group of America, Inc. — Class A1	1,702	183,714
Equity Residential[1]	2,851	183,405
Popular, Inc.[1]	4,781	182,730
Everest Re Group Ltd.[1]	960	182,371
Starwood Property Trust, Inc.[1]	8,000	180,160
Senior Housing Properties Trust[1]	7,923	179,931
Rayonier, Inc.[1]	6,736	178,774
MFA Financial, Inc.[1]	23,885	178,660
Axis Capital Holdings Ltd.[1]	3,268	177,550
Chimera Investment Corp.[1]	11,094	176,949
Iron Mountain, Inc.[1]	4,701	176,429
Two Harbors Investment Corp.[1]	20,500	174,865
Old Republic International Corp.[1]	9,790	172,500
Host Hotels & Resorts, Inc.[1]	10,948	170,460
Corrections Corporation of America[1]	11,704	162,334
HCP, Inc.[1]	4,137	156,999
Lazard Ltd. — Class A1	4,245	154,348
Aspen Insurance Holdings Ltd.[1]	2,270	105,759
BOK Financial Corp.[1]	1,488	102,627
Hospitality Properties Trust[1]	3,414	101,464
NorthStar Realty Europe Corp.[1]	8,759	95,911
First American Financial Corp.[1]	2,306	90,580
NorthStar Realty Finance Corp.[1]	6,744	88,818
Equinix, Inc.[1]	117	42,149
Weyerhaeuser Co.[1]	1,316	42,033
Highwoods Properties, Inc.[1]	251	13,082
Validus Holdings Ltd.[1]	213	10,612
Total Financial		5,747,522
Consumer, Non-cyclical - 15.4%
Edwards Lifesciences Corp.*,1	1,672	201,576
ABIOMED, Inc.*,1	1,562	200,841
Cooper Companies, Inc.[1]	1,100	197,186
IDEXX Laboratories, Inc.*,1	1,742	196,376
Hill-Rom Holdings, Inc.[1]	3,152	195,361
Colgate-Palmolive Co.[1]	2,635	195,359
Macquarie Infrastructure Corp.[1]	2,345	195,197
Procter & Gamble Co.[1]	2,173	195,027
Baxter International, Inc.[1]	4,082	194,303
Mondelez International, Inc. — Class A1	4,397	193,028
Charles River Laboratories International, Inc.*,1	2,300	191,682
Kraft Heinz Co.[1]	2,089	186,987
Pinnacle Foods, Inc.[1]	3,656	183,422
Archer-Daniels-Midland Co.[1]	4,331	182,638
Church & Dwight Company, Inc.[1]	3,786	181,425
Medtronic plc[1]	2,097	181,181
ResMed, Inc.[1]	2,794	181,023
DexCom, Inc.*,1	2,034	178,300
Align Technology, Inc.*,1	1,900	178,125
Teleflex, Inc.[1]	1,046	175,780
Kimberly-Clark Corp.[1]	1,378	173,821
Blue Buffalo Pet Products, Inc.*,1	7,257	172,426
Pilgrim's Pride Corp.	8,146	172,044

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Consumer, Non-cyclical - 15.4% (continued)
Bunge Ltd.[1]	2,900	$171,767
West Pharmaceutical Services, Inc.[1]	2,300	171,350
Flowers Foods, Inc.[1]	10,788	163,115
Automatic Data Processing, Inc.[1]	1,479	130,448
Boston Scientific Corp.*,1	5,407	128,687
Dentsply Sirona, Inc.[1]	1,934	114,938
Endo International plc*,1	5,700	114,854
TreeHouse Foods, Inc.*,1	1,200	104,628
Coty, Inc. — Class A*,1	4,112	96,632
Zimmer Biomet Holdings, Inc.[1]	277	36,016
Square, Inc. — Class A*,1	521	6,075
Total Consumer, Non-cyclical		5,541,618
Technology - 10.4%
QUALCOMM, Inc.[1]	3,012	206,322
NVIDIA Corp.[1]	3,000	205,560
CommerceHub, Inc. — Class C*,1	12,605	200,545
CommerceHub, Inc. — Class A*,1	12,555	198,369
HP, Inc.[1]	12,756	198,101
Skyworks Solutions, Inc.[1]	2,600	197,964
Marvell Technology Group Ltd.[1]	14,700	195,069
Intel Corp.[1]	5,139	193,997
Cypress Semiconductor Corp.[1]	15,621	189,951
Xilinx, Inc.[1]	3,490	189,647
DST Systems, Inc.[1]	1,600	188,672
Rackspace Hosting, Inc.*,1	5,950	188,556
Qorvo, Inc.*,1	3,354	186,952
Maxim Integrated Products, Inc.[1]	4,648	185,595
Broadcom Ltd.[1]	1,074	185,286
Akamai Technologies, Inc.*,1	3,437	182,127
Applied Materials, Inc.[1]	5,531	166,760
Tableau Software, Inc. — Class A*,1	2,414	133,422
Microchip Technology, Inc.[1]	1,904	118,315
Paychex, Inc.[1]	1,252	72,453
Teradyne, Inc.[1]	2,761	59,582
ON Semiconductor Corp.*,1	4,011	49,416
Leidos Holdings, Inc.[1]	775	33,542
Jack Henry & Associates, Inc.[1]	230	19,677
Total Technology		3,745,880
Energy - 8.4%
Murphy Oil Corp.[1]	6,728	204,532
Targa Resources Corp.[1]	4,046	198,699
PBF Energy, Inc. — Class A1	8,584	194,341
First Solar, Inc.*,1	4,869	192,277
Phillips 66[1]	2,354	189,614
Marathon Oil Corp.[1]	11,943	188,819
Tesoro Corp.[1]	2,358	187,602
Chevron Corp.[1]	1,821	187,417
Exxon Mobil Corp.[1]	2,123	185,295
HollyFrontier Corp.[1]	7,409	181,521
Valero Energy Corp.[1]	3,359	178,027
Occidental Petroleum Corp.[1]	2,430	177,196
Marathon Petroleum Corp.[1]	4,300	174,537
Chesapeake Energy Corp.*,1	27,517	172,532
Kinder Morgan, Inc.[1]	7,280	168,386
Cheniere Energy, Inc.*,1	1,911	83,320
Southwestern Energy Co.*,1	5,412	74,902
SM Energy Co.[1]	960	37,037
Hess Corp.[1]	400	21,448
Murphy USA, Inc.*,1	300	21,408
Total Energy		3,018,910
Basic Materials - 6.5%
Freeport-McMoRan, Inc.[1]	17,678	191,983
Southern Copper Corp.	7,218	189,833
Steel Dynamics, Inc.[1]	7,504	187,525
Alcoa, Inc.[1]	18,300	185,562
Nucor Corp.[1]	3,749	185,388
Compass Minerals International, Inc.[1]	2,510	184,987
United States Steel Corp.[1]	9,780	184,451
Reliance Steel & Aluminum Co.[1]	2,525	181,876
Huntsman Corp.[1]	10,861	176,709
Newmont Mining Corp.[1]	4,452	174,919
Royal Gold, Inc.[1]	2,200	170,346
Tahoe Resources, Inc.[1]	12,696	162,890
LyondellBasell Industries N.V. — Class A1	1,952	157,448
Total Basic Materials		2,333,917
Consumer, Cyclical - 5.0%
World Fuel Services Corp.[1]	4,058	187,723
Genuine Parts Co.[1]	1,852	186,033
GameStop Corp. — Class A	6,661	183,777
LKQ Corp.*,1	5,182	183,754
Gaming and Leisure Properties, Inc.[1]	5,400	180,630
Pool Corp.[1]	1,900	179,588
Nu Skin Enterprises, Inc. — Class A	2,728	176,720
Extended Stay America, Inc.[1]	9,773	138,777
General Motors Co.[1]	4,153	131,941
Harman International Industries, Inc.[1]	1,078	91,037
The Gap, Inc.[1]	4,078	90,695
Penske Automotive Group, Inc.[1]	1,500	72,270
Total Consumer, Cyclical		1,802,945
Communications - 4.4%
Yelp, Inc. — Class A*,1	4,844	201,995
IAC/InterActiveCorp[1]	3,151	196,843
Sprint Corp.*,1	28,300	187,628
T-Mobile US, Inc.*,1	4,010	187,347
Pandora Media, Inc.*,1	12,835	183,926
Telephone & Data Systems, Inc.[1]	6,601	179,415
United States Cellular Corp.*,1	4,800	174,432
FireEye, Inc.*,1	10,350	152,455
Zillow Group, Inc. — Class A*,1	2,411	83,059
Match Group, Inc.*,1	2,795	49,723
Total Communications		1,596,823
Utilities - 3.8%
Public Service Enterprise Group, Inc.[1]	4,365	182,762
UGI Corp.[1]	3,993	180,643
NiSource, Inc.[1]	7,482	180,391
Atmos Energy Corp.[1]	2,418	180,068
Ameren Corp.[1]	3,594	176,753
National Fuel Gas Co.[1]	3,119	168,644
Vectren Corp.[1]	2,489	124,948
DTE Energy Co.[1]	1,021	95,637
MDU Resources Group, Inc.[1]	2,048	52,101

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Utilities - 3.8% (continued)
Consolidated Edison, Inc.[1]	400	$30,120
Total Utilities		1,372,067
Total Common Stocks
(Cost $30,249,700)		31,456,448

MUTUAL FUNDS† - 4.4%
Guggenheim Strategy Fund I2	62,446	1,560,527
Guggenheim Strategy Fund II2	450	11,232
Total Mutual Funds
(Cost $1,570,313)		1,571,759

	Face Amount
REPURCHASE AGREEMENT††,3 - 9.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$3,433,143	3,433,143
Total Repurchase Agreement
(Cost $3,433,143)		3,433,143
Total Investments -101.1%
(Cost $35,253,156)		$36,461,350

	Shares
COMMON STOCKS SOLD SHORT† - (35.1)%
Technology - (0.9)%
SS&C Technologies Holdings, Inc.	1,510	(48,546)
Cerner Corp.*	1,374	(84,844)
IPG Photonics Corp.*	1,080	(88,938)
Hewlett Packard Enterprise Co.	4,240	(96,460)
Total Technology		(318,788)
Basic Materials - (1.1)%
Sherwin-Williams Co.	148	(40,946)
Domtar Corp.	2,438	(90,523)
NewMarket Corp.	213	(91,445)
Praxair, Inc.	770	(93,039)
International Flavors & Fragrances, Inc.	670	(95,790)
Total Basic Materials		(411,743)
Utilities - (1.3)%
NextEra Energy, Inc.	214	(26,176)
NRG Energy, Inc.	6,897	(77,315)
Eversource Energy	1,490	(80,728)
Calpine Corp.*	6,984	(88,278)
Avangrid, Inc.	2,206	(92,167)
AES Corp.	7,187	(92,353)
Total Utilities		(457,017)
Communications - (1.9)%
DISH Network Corp. — Class A*	339	(18,570)
Thomson Reuters Corp.	989	(40,925)
CommScope Holding Company, Inc.*	1,521	(45,797)
Comcast Corp. — Class A	1,404	(93,142)
Cisco Systems, Inc.	2,947	(93,479)
Time Warner, Inc.	1,193	(94,975)
CDW Corp.	2,080	(95,118)
Priceline Group, Inc.*	70	(103,004)
EchoStar Corp. — Class A*	2,379	(104,272)
Total Communications		(689,282)
Industrial - (3.9)%
Zebra Technologies Corp. — Class A*	186	(12,947)
CSX Corp.	988	(30,134)
AECOM*	2,723	(80,955)
AMERCO	255	(82,679)
Kansas City Southern	963	(89,867)
Sealed Air Corp.	1,974	(90,449)
Old Dominion Freight Line, Inc.*	1,326	(90,977)
Landstar System, Inc.	1,337	(91,023)
Ryder System, Inc.	1,382	(91,143)
AMETEK, Inc.	1,918	(91,642)
Hubbell, Inc.	870	(93,734)
J.B. Hunt Transport Services, Inc.	1,163	(94,366)
Pentair plc	1,479	(95,011)
Ball Corp.	1,160	(95,062)
Union Pacific Corp.	975	(95,092)
Amphenol Corp. — Class A	1,495	(97,055)
Kirby Corp.*	1,675	(104,118)
Total Industrial		(1,426,254)
Energy - (5.2)%
WPX Energy, Inc.*	556	(7,334)
Newfield Exploration Co.*	822	(35,724)
Diamondback Energy, Inc.*	598	(57,731)
Gulfport Energy Corp.*	3,188	(90,061)
Weatherford International plc*	16,147	(90,746)
Energen Corp.	1,615	(93,218)
Equities Corp.	1,288	(93,535)
Schlumberger Ltd.	1,191	(93,660)
Kosmos Energy Ltd.*	14,735	(94,451)
QEP Resources, Inc.	4,848	(94,681)
Concho Resources, Inc.*	700	(96,145)
Continental Resources, Inc.*	1,852	(96,230)
Halliburton Co.	2,149	(96,447)
Helmerich & Payne, Inc.	1,490	(100,277)
Superior Energy Services, Inc.	5,614	(100,491)
National Oilwell Varco, Inc.	2,751	(101,072)
Frank's International N.V.	7,870	(102,310)
Diamond Offshore Drilling, Inc.	5,864	(103,265)
RPC, Inc.*	6,149	(103,303)
Nabors Industries Ltd.	8,852	(107,640)
Ensco plc — Class A	12,758	(108,443)
Total Energy		(1,866,764)
Consumer, Cyclical - (5.8)%
Tempur Sealy International, Inc.*	739	(41,931)
Newell Brands, Inc.	799	(42,075)
Foot Locker, Inc.	654	(44,289)
Dollar General Corp.	1,014	(70,970)
Dollar Tree, Inc.*	987	(77,904)
Advance Auto Parts, Inc.	559	(83,358)
Harley-Davidson, Inc.	1,611	(84,722)
HD Supply Holdings, Inc.*	2,695	(86,186)
J.C. Penney Company, Inc.*	9,382	(86,502)
TJX Companies, Inc.	1,161	(86,820)
Target Corp.	1,280	(87,910)
Michael Kors Holdings Ltd.*	1,879	(87,918)
American Airlines Group, Inc.	2,415	(88,413)
Home Depot, Inc.	694	(89,304)
Hanesbrands, Inc.	3,580	(90,395)
United Continental Holdings, Inc.*	1,748	(91,718)
Spirit Airlines, Inc.*	2,182	(92,800)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.1)% (continued)
Consumer, Cyclical - (5.8)% (continued)
Kohl's Corp.	2,123	$(92,881)
AutoNation, Inc.*	1,910	(93,036)
Macy's, Inc.	2,520	(93,367)
Scotts Miracle-Gro Co. — Class A	1,136	(94,595)
Ross Stores, Inc.	1,493	(96,000)
Dillard's, Inc. — Class A	1,540	(97,036)
Goodyear Tire & Rubber Co.	3,020	(97,546)
Cabela's, Inc.*	1,859	(102,115)
Total Consumer, Cyclical		(2,099,791)
Financial - (7.1)%
Cullen/Frost Bankers, Inc.	86	(6,187)
LendingClub Corp.*	10,955	(67,702)
Air Lease Corp. — Class A	2,784	(79,567)
CBRE Group, Inc. — Class A*	3,133	(87,661)
Jones Lang LaSalle, Inc.	777	(88,415)
Discover Financial Services	1,568	(88,670)
Goldman Sachs Group, Inc.	550	(88,699)
T. Rowe Price Group, Inc.	1,350	(89,775)
Berkshire Hathaway, Inc. — Class B*	624	(90,149)
Bank of New York Mellon Corp.	2,270	(90,528)
BlackRock, Inc. — Class A	250	(90,615)
American Express Co.	1,415	(90,617)
Realogy Holdings Corp.	3,518	(90,976)
Franklin Resources, Inc.	2,564	(91,201)
Ally Financial, Inc.	4,686	(91,236)
Howard Hughes Corp.*	797	(91,257)
Eaton Vance Corp.	2,350	(91,768)
Santander Consumer USA Holdings, Inc.*	7,580	(92,173)
Navient Corp.	6,375	(92,246)
TCF Financial Corp.	6,379	(92,559)
SEI Investments Co.	2,039	(92,999)
TFS Financial Corp.	5,229	(93,128)
M&T Bank Corp.	803	(93,228)
Citigroup, Inc.	1,977	(93,374)
Capital One Financial Corp.	1,303	(93,594)
Synchrony Financial	3,368	(94,304)
Morgan Stanley	2,960	(94,897)
OneMain Holdings, Inc.*	3,134	(96,997)
E*TRADE Financial Corp.*	3,590	(104,541)
Total Financial		(2,549,063)
Consumer, Non-cyclical - (7.9)%
McKesson Corp.	63	(10,505)
Universal Health Services, Inc. — Class B	131	(16,142)
United Therapeutics Corp.*	233	(27,513)
H&R Block, Inc.	2,548	(58,986)
Bristol-Myers Squibb Co.	1,256	(67,724)
Mylan N.V.*	1,843	(70,255)
Vertex Pharmaceuticals, Inc.*	940	(81,977)
Akorn, Inc.*	3,046	(83,034)
ServiceMaster Global Holdings, Inc.*	2,486	(83,728)
Avis Budget Group, Inc.*	2,459	(84,122)
Celgene Corp.*	810	(84,669)
Allergan plc*	371	(85,445)
Alexion Pharmaceuticals, Inc.*	700	(85,778)
AmerisourceBergen Corp. — Class A	1,066	(86,112)
Acadia Healthcare Company, Inc.*	1,764	(87,406)
Express Scripts Holding Co.*	1,245	(87,810)
Graham Holdings Co. — Class B	183	(88,091)
Regeneron Pharmaceuticals, Inc.*	220	(88,444)
MEDNAX, Inc.*	1,341	(88,841)
Henry Schein, Inc.*	553	(90,128)
Johnson & Johnson	763	(90,133)
Amgen, Inc.	543	(90,578)
Gilead Sciences, Inc.	1,146	(90,672)
AbbVie, Inc.	1,440	(90,821)
Pfizer, Inc.	2,690	(91,110)
VCA, Inc.*	1,302	(91,114)
Eli Lilly & Co.	1,147	(92,058)
Aramark	2,447	(93,059)
Merck & Company, Inc.	1,494	(93,241)
Service Corporation International	3,515	(93,288)
Zoetis, Inc.	1,800	(93,618)
Ecolab, Inc.	770	(93,724)
Biogen, Inc.*	300	(93,909)
DaVita, Inc.*	1,455	(96,132)
Incyte Corp.*	1,050	(99,005)
Total Consumer, Non-cyclical		(2,849,172)
Total Common Stocks Sold Short
(Proceeds $12,511,955)		(12,667,874)
Total Securities Sold Short- (35.1)%
(Proceeds $12,511,955)		$(12,667,874)
Other Assets & Liabilities, net - 34.0%		12,284,148
Total Net Assets - 100.0%		$36,077,624

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2016.
[2]	Affiliated issuer ─ See Note 5.
[3]	Repurchase Agreement — See Note 4.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$31,456,448	$—	$—	$31,456,448
Mutual Funds	1,571,759	—	—	1,571,759
Repurchase Agreement	—	3,433,143	—	3,433,143
Total	$33,028,207	$3,433,143	$—	$36,461,350

Investments in Securities (Liabilities)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,667,874	$—	$—	$12,667,874

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 52.5%
Financial - 13.4%
Duke Realty Corp.	1,938	$52,965
Alexandria Real Estate Equities, Inc.	431	46,879
Regency Centers Corp.	577	44,711
Alleghany Corp.*	85	44,626
Everest Re Group Ltd.	231	43,884
National Retail Properties, Inc.	812	41,290
Raymond James Financial, Inc.	697	40,572
Camden Property Trust	483	40,447
Mid-America Apartment Communities, Inc.	417	39,194
New York Community Bancorp, Inc.	2,691	38,293
Reinsurance Group of America, Inc. — Class A	354	38,211
Omega Healthcare Investors, Inc.	1,069	37,896
American Campus Communities, Inc.	721	36,677
Kilroy Realty Corp.	509	35,299
Signature Bank*	297	35,181
SEI Investments Co.	749	34,162
Liberty Property Trust	811	32,723
SVB Financial Group*	287	31,725
WR Berkley Corp.	543	31,364
American Financial Group, Inc.	403	30,225
Lamar Advertising Co. — Class A	458	29,912
Senior Housing Properties Trust	1,312	29,796
East West Bancorp, Inc.	796	29,221
CBOE Holdings, Inc.	449	29,118
Douglas Emmett, Inc.	793	29,048
PacWest Bancorp	665	28,535
Jones Lang LaSalle, Inc.	250	28,448
Highwoods Properties, Inc.	545	28,405
EPR Properties	352	27,716
RenaissanceRe Holdings Ltd.	228	27,396
Hospitality Properties Trust	907	26,956
Weingarten Realty Investors	650	25,337
Taubman Centers, Inc.	334	24,853
Eaton Vance Corp.	627	24,484
DCT Industrial Trust, Inc.	498	24,178
Medical Properties Trust, Inc.	1,618	23,898
Brown & Brown, Inc.	633	23,870
First American Financial Corp.	606	23,804
Old Republic International Corp.	1,348	23,752
Communications Sales & Leasing, Inc.	751	23,589
Endurance Specialty Holdings Ltd.	355	23,235
Life Storage, Inc.	256	22,769
Commerce Bancshares, Inc.	459	22,610
Synovus Financial Corp.	679	22,088
Cullen/Frost Bankers, Inc.	305	21,942
Healthcare Realty Trust, Inc.	640	21,798
Prosperity Bancshares, Inc.	384	21,078
Tanger Factory Outlet Centers, Inc.	531	20,688
PrivateBancorp, Inc. — Class A	439	20,159
Post Properties, Inc.	296	19,574
First Horizon National Corp.	1,282	19,525
Bank of the Ozarks, Inc.	502	19,277
Webster Financial Corp.	506	19,233
Umpqua Holdings Corp.	1,217	18,316
First Industrial Realty Trust, Inc.	646	18,230
Rayonier, Inc.	679	18,021
Hanover Insurance Group, Inc.	236	17,799
SLM Corp.*	2,364	17,659
Education Realty Trust, Inc.	404	17,429
Bank of Hawaii Corp.	237	17,211
Chemical Financial Corp.	387	17,079
Associated Banc-Corp.	821	16,083
Equity One, Inc.	508	15,550
Aspen Insurance Holdings Ltd.	333	15,514
Federated Investors, Inc. — Class B	518	15,348
MB Financial, Inc.	394	14,988
LaSalle Hotel Properties	625	14,919
Corporate Office Properties Trust	524	14,855
CNO Financial Group, Inc.	968	14,781
FNB Corp.	1,161	14,280
Urban Edge Properties	505	14,211
Stifel Financial Corp.*	366	14,073
Fulton Financial Corp.	956	13,881
Hancock Holding Co.	428	13,880
TCF Financial Corp.	945	13,712
Valley National Bancorp	1,406	13,680
Genworth Financial, Inc. — Class A*	2,753	13,655
Primerica, Inc.	257	13,629
Mack-Cali Realty Corp.	495	13,474
Washington Federal, Inc.	500	13,340
Care Capital Properties, Inc.	464	13,224
Washington Prime Group, Inc.	1,024	12,677
Cathay General Bancorp	410	12,620
Janus Capital Group, Inc.	791	11,082
Mercury General Corp.	201	11,025
BancorpSouth, Inc.	475	11,020
Kemper Corp.	268	10,538
Trustmark Corp.	374	10,307
Alexander & Baldwin, Inc.	254	9,759
International Bancshares Corp.	321	9,559
Corrections Corporation of America	649	9,002
Potlatch Corp.	224	8,711
Waddell & Reed Financial, Inc. — Class A	458	8,317
WisdomTree Investments, Inc.	634	6,524
Total Financial		2,142,578
Industrial - 9.0%
Packaging Corporation of America	521	42,337
Wabtec Corp.	498	40,662
AO Smith Corp.	410	40,504
Huntington Ingalls Industries, Inc.	258	39,582
IDEX Corp.	421	39,393
Trimble, Inc.*	1,377	39,327

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 52.5% (continued)
Industrial - 9.0% (continued)
Carlisle Companies, Inc.	357	$36,617
Lennox International, Inc.	216	33,918
Arrow Electronics, Inc.*	504	32,241
Hubbell, Inc.	284	30,598
Keysight Technologies, Inc.*	939	29,757
Nordson Corp.	294	29,291
Sonoco Products Co.	554	29,268
B/E Aerospace, Inc.	561	28,981
Avnet, Inc.	704	28,906
Gentex Corp.	1,584	27,814
Donaldson Company, Inc.	735	27,438
AptarGroup, Inc.	348	26,939
Bemis Company, Inc.	523	26,678
Old Dominion Freight Line, Inc.*	384	26,346
AECOM*	849	25,241
Cognex Corp.	470	24,844
Orbital ATK, Inc.	324	24,699
Jabil Circuit, Inc.	1,056	23,042
Graco, Inc.	308	22,792
Oshkosh Corp.	406	22,736
Curtiss-Wright Corp.	245	22,322
Lincoln Electric Holdings, Inc.	349	21,854
Genesee & Wyoming, Inc. — Class A*	316	21,788
Eagle Materials, Inc.	267	20,639
Teledyne Technologies, Inc.*	191	20,615
Trinity Industries, Inc.	842	20,360
Zebra Technologies Corp. — Class A*	292	20,326
EMCOR Group, Inc.	336	20,032
Woodward, Inc.	306	19,119
AGCO Corp.	376	18,544
Kirby Corp.*	298	18,524
ITT, Inc.	495	17,741
CLARCOR, Inc.	269	17,485
Crane Co.	274	17,265
Energizer Holdings, Inc.	342	17,086
Valmont Industries, Inc.	125	16,821
EnerSys	240	16,606
National Instruments Corp.	583	16,557
Tech Data Corp.*	195	16,518
Belden, Inc.	233	16,075
Landstar System, Inc.	233	15,863
Terex Corp.	600	15,246
Joy Global, Inc.	542	15,035
Louisiana-Pacific Corp.*	785	14,782
Regal Beloit Corp.	247	14,694
Cree, Inc.*	557	14,326
Dycom Industries, Inc.*	174	14,230
Clean Harbors, Inc.*	289	13,866
Timken Co.	389	13,669
Kennametal, Inc.	440	12,769
Esterline Technologies Corp.*	162	12,318
KBR, Inc.	787	11,907
Silgan Holdings, Inc.	227	11,484
Granite Construction, Inc.	219	10,893
Vishay Intertechnology, Inc.	745	10,497
KLX, Inc.*	291	10,243
MSA Safety, Inc.	172	9,983
GATX Corp.	223	9,935
Triumph Group, Inc.	274	7,639
Greif, Inc. — Class A	142	7,042
Knowles Corp.*	490	6,885
Werner Enterprises, Inc.	247	5,748
Total Industrial		1,435,282
Consumer, Non-cyclical - 8.1%
IDEXX Laboratories, Inc.*	495	55,801
WhiteWave Foods Co. — Class A*	979	53,287
Ingredion, Inc.	399	53,090
ResMed, Inc.	777	50,342
Teleflex, Inc.	243	40,836
Gartner, Inc.*	456	40,333
Align Technology, Inc.*	416	39,000
STERIS plc	476	34,796
MarketAxess Holdings, Inc.	208	34,443
MEDNAX, Inc.*	508	33,655
VCA, Inc.*	447	31,281
West Pharmaceutical Services, Inc.	405	30,173
WellCare Health Plans, Inc.*	245	28,687
ABIOMED, Inc.*	221	28,416
Service Corporation International	1,070	28,398
United Therapeutics Corp.*	240	28,339
Post Holdings, Inc.*	357	27,550
ManpowerGroup, Inc.	379	27,387
TreeHouse Foods, Inc.*	313	27,290
Edgewell Personal Care Co.*	326	25,924
WEX, Inc.*	212	22,915
Bio-Techne Corp.	206	22,558
Charles River Laboratories International, Inc.*	261	21,752
Hill-Rom Holdings, Inc.	329	20,391
Hain Celestial Group, Inc.*	572	20,352
Amsurg Corp. — Class A*	303	20,316
PAREXEL International Corp.*	292	20,279
Live Nation Entertainment, Inc.*	729	20,033
CoreLogic, Inc.*	488	19,139
Bio-Rad Laboratories, Inc. — Class A*	114	18,674
NuVasive, Inc.*	278	18,531
Deluxe Corp.	269	17,975
Avis Budget Group, Inc.*	522	17,858
Catalent, Inc.*	689	17,804
Sprouts Farmers Market, Inc.*	771	15,921
Snyder's-Lance, Inc.	472	15,850
Rollins, Inc.	531	15,548
Flowers Foods, Inc.	1,006	15,211
LivaNova plc*	244	14,667
Lancaster Colony Corp.	108	14,266
Prestige Brands Holdings, Inc.*	292	14,094
LifePoint Health, Inc.*	236	13,979
Molina Healthcare, Inc.*	235	13,705
Avon Products, Inc.	2,414	13,663
Akorn, Inc.*	487	13,276
Helen of Troy Ltd.*	154	13,270
Graham Holdings Co. — Class B	26	12,515
Owens & Minor, Inc.	345	11,982
United Natural Foods, Inc.*	278	11,131

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 52.5% (continued)
Consumer, Non-cyclical - 8.1% (continued)
FTI Consulting, Inc.*	233	$10,382
Sotheby's	265	10,075
Tenet Healthcare Corp.*	440	9,970
CEB, Inc.	178	9,696
Aaron's, Inc.	358	9,100
Halyard Health, Inc.*	258	8,942
Dean Foods Co.	500	8,200
Boston Beer Company, Inc. — Class A*	50	7,763
Community Health Systems, Inc.*	628	7,247
DeVry Education Group, Inc.	313	7,218
Tootsie Roll Industries, Inc.	97	3,573
Total Consumer, Non-cyclical		1,298,849
Technology - 6.6%
Synopsys, Inc.*	836	49,617
CDK Global, Inc.	830	47,609
ANSYS, Inc.*	482	44,638
Broadridge Financial Solutions, Inc.	653	44,267
MSCI, Inc. — Class A	523	43,901
Cadence Design Systems, Inc.*	1,615	41,231
Computer Sciences Corp.	776	40,514
Jack Henry & Associates, Inc.	434	37,129
Leidos Holdings, Inc.	785	33,975
Ultimate Software Group, Inc.*	160	32,702
Tyler Technologies, Inc.*	183	31,335
Fortinet, Inc.*	811	29,950
PTC, Inc.*	635	28,137
Advanced Micro Devices, Inc.*	4,055	28,020
Microsemi Corp.*	625	26,237
Teradyne, Inc.	1,118	24,126
Manhattan Associates, Inc.*	396	22,818
NCR Corp.*	684	22,017
Cypress Semiconductor Corp.	1,774	21,572
DST Systems, Inc.	180	21,226
Fair Isaac Corp.	170	21,180
Brocade Communications Systems, Inc.	2,215	20,444
MAXIMUS, Inc.	359	20,305
Rackspace Hosting, Inc.*	591	18,728
Cirrus Logic, Inc.*	344	18,284
SYNNEX Corp.	160	18,258
j2 Global, Inc.	265	17,652
Science Applications International Corp.	248	17,204
Integrated Device Technology, Inc.*	742	17,140
IPG Photonics Corp.*	206	16,964
Monolithic Power Systems, Inc.	206	16,583
Intersil Corp. — Class A	749	16,426
Convergys Corp.	530	16,123
Mentor Graphics Corp.	598	15,811
NetScout Systems, Inc.*	508	14,859
Lexmark International, Inc. — Class A	346	13,826
Allscripts Healthcare Solutions, Inc.*	1,031	13,578
Silicon Laboratories, Inc.*	230	13,524
ACI Worldwide, Inc.*	647	12,539
CommVault Systems, Inc.*	228	12,114
Acxiom Corp.*	428	11,406
Synaptics, Inc.*	192	11,247
3D Systems Corp.*	589	10,573
Diebold, Inc.	415	10,288
VeriFone Systems, Inc.*	613	9,649
Total Technology		1,055,726
Consumer, Cyclical - 6.3%
Domino's Pizza, Inc.	267	40,543
NVR, Inc.*	20	32,798
JetBlue Airways Corp.*	1,788	30,825
Ingram Micro, Inc. — Class A	827	29,490
Copart, Inc.*	538	28,815
Toro Co.	606	28,385
Dick's Sporting Goods, Inc.	486	27,566
Dunkin' Brands Group, Inc.	507	26,405
Casey's General Stores, Inc.	216	25,952
Polaris Industries, Inc.	329	25,478
Toll Brothers, Inc.*	834	24,903
Brunswick Corp.	498	24,292
Carter's, Inc.	277	24,019
Panera Bread Co. — Class A*	123	23,951
Williams-Sonoma, Inc.	453	23,139
Thor Industries, Inc.	264	22,361
Cinemark Holdings, Inc.	584	22,356
Pool Corp.	232	21,929
Scotts Miracle-Gro Co. — Class A	250	20,818
Sally Beauty Holdings, Inc.*	808	20,749
CST Brands, Inc.	418	20,102
Watsco, Inc.	142	20,008
Tupperware Brands Corp.	279	18,238
MSC Industrial Direct Company, Inc. — Class A	246	18,059
World Fuel Services Corp.	389	17,995
Cracker Barrel Old Country Store, Inc.	132	17,453
Jack in the Box, Inc.	181	17,365
Skechers U.S.A., Inc. — Class A*	737	16,878
American Eagle Outfitters, Inc.	944	16,860
Tempur Sealy International, Inc.*	281	15,944
GameStop Corp. — Class A	574	15,837
J.C. Penney Company, Inc.*	1,700	15,674
Cabela's, Inc.*	284	15,600
Brinker International, Inc.	303	15,280
Buffalo Wild Wings, Inc.*	101	14,215
Texas Roadhouse, Inc. — Class A	354	13,817
CalAtlantic Group, Inc.	412	13,777
Vista Outdoor, Inc.*	333	13,273
Cheesecake Factory, Inc.	247	12,365
Dana, Inc.	792	12,347
Wendy's Co.	1,126	12,161
Kate Spade & Co.*	707	12,111
Big Lots, Inc.	245	11,699
Office Depot, Inc.	3,005	10,728
TRI Pointe Group, Inc.*	808	10,649
Deckers Outdoor Corp.*	177	10,540

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 52.5% (continued)
Consumer, Cyclical - 6.3% (continued)
Churchill Downs, Inc.	69	$10,099
HNI Corp.	246	9,790
Herman Miller, Inc.	331	9,467
Chico's FAS, Inc.	729	8,675
KB Home	457	7,367
Restoration Hardware Holdings, Inc.*	211	7,296
HSN, Inc.	176	7,005
Fossil Group, Inc.*	231	6,415
Abercrombie & Fitch Co. — Class A	374	5,943
Ascena Retail Group, Inc.*	922	5,154
Guess?, Inc.	340	4,967
International Speedway Corp. — Class A	144	4,812
Total Consumer, Cyclical		1,000,739
Utilities - 2.9%
Westar Energy, Inc.	783	44,434
UGI Corp.	957	43,295
Atmos Energy Corp.	574	42,746
OGE Energy Corp.	1,103	34,877
Great Plains Energy, Inc.	1,145	31,247
Aqua America, Inc.	980	29,870
MDU Resources Group, Inc.	1,079	27,450
National Fuel Gas Co.	470	25,413
Vectren Corp.	458	22,992
IDACORP, Inc.	278	21,762
Southwest Gas Corp.	262	18,303
ONE Gas, Inc.	289	17,872
Hawaiian Electric Industries, Inc.	598	17,850
Black Hills Corp.	289	17,693
WGL Holdings, Inc.	282	17,681
New Jersey Resources Corp.	476	15,641
NorthWestern Corp.	267	15,361
PNM Resources, Inc.	440	14,397
Talen Energy Corp.*	476	6,593
Total Utilities		465,477
Basic Materials - 2.6%
Valspar Corp.	403	42,746
Ashland Global Holdings, Inc.	343	39,772
RPM International, Inc.	736	39,538
Steel Dynamics, Inc.	1,347	33,662
Reliance Steel & Aluminum Co.	401	28,884
Royal Gold, Inc.	361	27,952
NewMarket Corp.	51	21,895
Sensient Technologies Corp.	247	18,723
Olin Corp.	912	18,714
Cabot Corp.	345	18,081
United States Steel Corp.	931	17,559
PolyOne Corp.	464	15,688
Compass Minerals International, Inc.	187	13,782
Minerals Technologies, Inc.	192	13,572
Domtar Corp.	346	12,847
Worthington Industries, Inc.	244	11,719
Allegheny Technologies, Inc.	602	10,878
Carpenter Technology Corp.	258	10,645
Commercial Metals Co.	633	10,248
Total Basic MAaterials		406,905
Energy - 2.1%
Energen Corp.	536	30,939
QEP Resources, Inc.	1,324	25,858
WPX Energy, Inc.*	1,902	25,087
HollyFrontier Corp.	975	23,888
Gulfport Energy Corp.*	693	19,577
Nabors Industries Ltd.	1,566	19,042
CONSOL Energy, Inc.	976	18,739
SM Energy Co.	480	18,518
Patterson-UTI Energy, Inc.	816	18,254
Superior Energy Services, Inc.	838	15,001
Oceaneering International, Inc.	542	14,910
Murphy USA, Inc.*	203	14,486
Ensco plc — Class A	1,665	14,153
NOW, Inc.*	594	12,729
Dril-Quip, Inc.*	208	11,594
Western Refining, Inc.	437	11,563
Rowan Companies plc — Class A	693	10,506
Oil States International, Inc.*	284	8,966
Noble Corporation plc	1,344	8,521
Denbury Resources, Inc.*	2,201	7,109
Diamond Offshore Drilling, Inc.	356	6,269
Total Energy		335,709
Communications - 1.5%
FactSet Research Systems, Inc.	225	36,472
ARRIS International plc*	1,053	29,831
ViaSat, Inc.*	251	18,737
AMC Networks, Inc. — Class A*	331	17,166
Ciena Corp.*	763	16,633
Cable One, Inc.	26	15,184
InterDigital, Inc.	189	14,969
Telephone & Data Systems, Inc.	514	13,971
John Wiley & Sons, Inc. — Class A	247	12,748
WebMD Health Corp. — Class A*	215	10,686
Meredith Corp.	202	10,502
Plantronics, Inc.	183	9,509
New York Times Co. — Class A	673	8,042
Time, Inc.	553	8,007
NeuStar, Inc. — Class A*	301	8,004
comScore, Inc.*	247	7,573
Total Communications		238,034
Total Common Stocks
(Cost $8,203,195)		8,379,299

MUTUAL FUNDS† - 30.1%
Guggenheim Strategy Fund I1	126,023	3,149,308
Guggenheim Strategy Fund II1	66,186	1,650,667
Total Mutual Funds
(Cost $4,785,513)		4,799,975

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 12.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,073,799	$1,073,799
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	465,793	465,793
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	465,793	465,793
Total Repurchase Agreements
(Cost $2,005,385)		2,005,385
Total Investments - 95.2%
(Cost $14,994,093)		$15,184,659
Other Assets & Liabilities, net - 4.8%		759,675
Total Net Assets - 100.0%		$15,944,334

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P MidCap400 Index Mini Futures Contracts (Aggregate Value of Contracts $154,860)	1	$2,475

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 S&P MidCap 400 Index Swap 0.63%[4], Terminating 11/01/16 (Notional Value $6,380,582)	4,111	$51,891
Goldman Sachs International October 2016 S&P MidCap 400 Index Swap 0.80%[4], Terminating 10/26/16 (Notional Value $4,305,554)	2,774	26,537
Barclays Bank plc October 2016 S&P MidCap 400 Index Swap 0.70%[4], Terminating 10/31/16 (Notional Value $4,716,323)	3,038	(13,827)
(Total Notional Value $15,402,459)		$64,601
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$8,379,299	$—	$—	$—	$—	$8,379,299
Equity Futures Contracts	—	2,475	—	—	—	2,475
Equity Index Swap Agreements	—	—	—	78,428	—	78,428
Mutual Funds	4,799,975	—	—	—	—	4,799,975
Repurchase Agreements	—	—	2,005,385	—	—	2,005,385
Total	$13,179,274	$2,475	$2,005,385	$78,428	$—	$15,265,562

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	13,827	—	13,827

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 54.6%
Consumer, Non-cyclical - 10.4%
WhiteWave Foods Co. — Class A*	15,207	$827,722
Alere, Inc.*,1	10,874	470,192
Cepheid*	8,657	456,137
St. Jude Medical, Inc.[1]	5,180	413,157
Humana, Inc.[1]	1,180	208,730
Allergan plc*,1	673	154,998
Vitae Pharmaceuticals, Inc.*	6,361	133,072
Raptor Pharmaceutical Corp.*	12,703	113,946
Cigna Corp.[1]	722	94,091
Apollo Education Group, Inc. — Class A*,1	11,757	93,468
SABMiller plc ADR[1]	1,418	82,371
Bio-Rad Laboratories, Inc. — Class A*,1	480	78,628
Tyson Foods, Inc. — Class A1	991	73,998
Western Union Co.[1]	3,514	73,162
United Therapeutics Corp.*,1	619	73,092
Herbalife Ltd.*,1	1,161	71,970
Amgen, Inc.[1]	429	71,561
Baxter International, Inc.[1]	1,471	70,019
Constellation Brands, Inc. — Class A1	418	69,593
ManpowerGroup, Inc.[1]	944	68,213
Ingredion, Inc.[1]	511	67,993
CoreLogic, Inc.*,1	1,718	67,379
Mondelez International, Inc. — Class A1	1,517	66,596
Charles River Laboratories International, Inc.*,1	790	65,839
Danaher Corp.[1]	836	65,534
Archer-Daniels-Midland Co.[1]	1,517	63,971
Dr Pepper Snapple Group, Inc.[1]	697	63,644
Teleflex, Inc.[1]	372	62,514
Reynolds American, Inc.[1]	1,316	62,049
Gilead Sciences, Inc.[1]	759	60,052
Cooper Companies, Inc.[1]	325	58,260
KAR Auction Services, Inc.[1]	1,316	56,799
DaVita, Inc.*,1	836	55,235
Kroger Co.[1]	1,842	54,670
AbbVie, Inc.[1]	852	53,736
Spectrum Brands Holdings, Inc.[1]	356	49,018
Edwards Lifesciences Corp.*,1	403	48,586
Universal Health Services, Inc. — Class B1	356	43,866
Cynapsus Therapeutics, Inc.*	1,059	42,593
WellCare Health Plans, Inc.*,1	325	38,054
EndoChoice Holdings, Inc.*	4,768	38,049
Envision Healthcare Holdings, Inc.*,1	1,675	37,302
VCA, Inc.*,1	511	35,760
Pilgrim's Pride Corp.[1]	1,579	33,348
Laboratory Corporation of America Holdings*,1	186	25,571
Johnson & Johnson[1]	201	23,744
JM Smucker Co.[1]	124	16,807
Vantiv, Inc. — Class A*,1	263	14,799
MEDNAX, Inc.*,1	186	12,323
Quest Diagnostics, Inc.[1]	140	11,848
Eli Lilly & Co.[1]	124	9,952
Total System Services, Inc.[1]	155	7,308
Hormel Foods Corp.[1]	155	5,879
Church & Dwight Company, Inc.[1]	94	4,504
Quanta Services, Inc.*,1	140	3,919
Service Corporation International[1]	78	2,070
Molson Coors Brewing Co. — Class B1	16	1,757
Acadia Healthcare Company, Inc.*,1	31	1,536
Procter & Gamble Co.[1]	16	1,436
VWR Corp.*	47	1,333
Hill-Rom Holdings, Inc.[1]	16	992
Hologic, Inc.*,1	16	621
Total Consumer, Non-cyclical		5,135,366
Technology - 9.5%
Rackspace Hosting, Inc.*	19,199	608,417
FleetMatics Group plc*	9,532	571,730
Intersil Corp. — Class A	17,309	379,586
Press Ganey Holdings, Inc.*	8,510	343,804
inContact, Inc.*,1	16,388	229,104
Interactive Intelligence Group, Inc.*	3,167	190,463
Silicon Graphics International Corp.*	19,642	151,243
KLA-Tencor Corp.[1]	2,102	146,530
Lexmark International, Inc. — Class A1	2,635	105,295
Dell Technologies Incorporated - VMware Inc — Class V*,1	2,191	104,729
Linear Technology Corp.	1,680	99,608
ON Semiconductor Corp.*,1	7,306	90,010
Cvent, Inc.*,1	2,778	88,090
Electronic Arts, Inc.*,1	898	76,690
SunEdison Semiconductor Ltd.*	6,616	75,356
Apple, Inc.[1]	666	75,291
Intel Corp.[1]	1,982	74,821
Synopsys, Inc.*,1	1,254	74,425
NVIDIA Corp.[1]	1,084	74,276
Activision Blizzard, Inc.[1]	1,641	72,696
Teradyne, Inc.[1]	3,235	69,811
Cadence Design Systems, Inc.*,1	2,725	69,569
Citrix Systems, Inc.*,1	805	68,602
Amdocs Ltd.[1]	1,177	68,089
Fidelity National Information Services, Inc.[1]	883	68,017
Microsoft Corp.[1]	1,177	67,795
DST Systems, Inc.[1]	573	67,568
CA, Inc.[1]	2,012	66,557
Oracle Corp.[1]	1,672	65,676
Allscripts Healthcare Solutions, Inc.*,1	4,984	65,639
Leidos Holdings, Inc.[1]	1,393	60,289
Nuance Communications, Inc.*,1	4,133	59,929
Broadridge Financial Solutions, Inc.[1]	681	46,165
Western Digital Corp.[1]	664	38,824

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 54.6% (continued)
Technology - 9.5% (continued)
NetSuite, Inc.*	348	$38,520
Xerox Corp.[1]	3,467	35,121
Akamai Technologies, Inc.*,1	434	22,998
Pitney Bowes, Inc.[1]	960	17,434
Genpact Ltd.*,1	557	13,340
Applied Materials, Inc.[1]	233	7,025
HP, Inc.[1]	309	4,799
Epiq Systems, Inc.	100	1,649
Total Technology		4,655,580
Financial –8.1%
EverBank Financial Corp.	22,862	442,607
PrivateBancorp, Inc. — Class A1	5,646	259,265
Bats Global Markets, Inc.	3,303	99,519
Popular, Inc.[1]	2,291	87,562
E*TRADE Financial Corp.*,1	2,740	79,789
NorthStar Realty Finance Corp.	6,052	79,706
Reinsurance Group of America, Inc. — Class A1	728	78,580
Ally Financial, Inc.[1]	3,963	77,160
Nasdaq, Inc.[1]	1,115	75,307
Assured Guaranty Ltd.[1]	2,709	75,175
Starwood Property Trust, Inc.[1]	3,313	74,608
Synovus Financial Corp.[1]	2,260	73,518
JPMorgan Chase & Co.[1]	1,099	73,182
PNC Financial Services Group, Inc.[1]	805	72,521
Arch Capital Group Ltd.*,1	913	72,365
American National Insurance Co.[1]	588	71,712
MFA Financial, Inc.[1]	9,489	70,978
American Financial Group, Inc.[1]	944	70,801
AGNC Investment Corp.	3,622	70,774
Everest Re Group Ltd.[1]	372	70,669
Piedmont Office Realty Trust, Inc. — Class A1	3,220	70,100
Aspen Insurance Holdings Ltd.[1]	1,502	69,978
Bank of New York Mellon Corp.[1]	1,749	69,750
VEREIT, Inc.[1]	6,718	69,666
Berkshire Hathaway, Inc. — Class B*,1	480	69,346
Chimera Investment Corp.[1]	4,347	69,335
Capital One Financial Corp.[1]	960	68,957
Annaly Capital Management, Inc.[1]	6,470	67,935
Cincinnati Financial Corp.[1]	898	67,728
Goldman Sachs Group, Inc.[1]	418	67,411
Hartford Financial Services Group, Inc.[1]	1,564	66,970
Corporate Office Properties Trust[1]	2,338	66,282
Air Lease Corp. — Class A1	2,276	65,048
SunTrust Banks, Inc.[1]	1,471	64,430
Interactive Brokers Group, Inc. — Class A1	1,811	63,874
Lamar Advertising Co. — Class A1	975	63,677
Voya Financial, Inc.[1]	2,198	63,346
Old Republic International Corp.[1]	3,576	63,009
Hanover Insurance Group, Inc.[1]	805	60,713
Cardinal Financial Corp.	2,214	57,763
Travelers Companies, Inc.[1]	480	54,984
Citigroup, Inc.[1]	1,146	54,126
Ameriprise Financial, Inc.[1]	542	54,076
Associated Banc-Corp.[1]	2,694	52,775
Equity Residential[1]	805	51,786
Synchrony Financial[1]	1,811	50,708
Discover Financial Services[1]	805	45,523
Suffolk Bancorp	1,171	40,716
Fidelity & Guaranty Life[1]	1,577	36,571
Fifth Third Bancorp[1]	975	19,949
Raymond James Financial, Inc.[1]	310	18,045
Jones Lang LaSalle, Inc.[1]	155	17,637
Bank of America Corp.[1]	960	15,024
Endurance Specialty Holdings Ltd.[1]	217	14,203
Santander Consumer USA Holdings, Inc.*,1	1,038	12,622
Two Harbors Investment Corp.[1]	1,440	12,283
RenaissanceRe Holdings Ltd.[1]	93	11,175
CIT Group, Inc.[1]	294	10,672
AmTrust Financial Services, Inc.[1]	326	8,747
EPR Properties[1]	93	7,323
Morgan Stanley[1]	155	4,969
Kimco Realty Corp.[1]	139	4,024
CME Group, Inc. — Class A1	16	1,672
Lincoln National Corp.[1]	16	752
Total Financial		4,001,478
Consumer, Cyclical –7.9%
G&K Services, Inc. — Class A	6,283	599,963
CST Brands, Inc.[1]	7,932	381,449
Virgin America, Inc.*,1	4,355	233,036
Ingram Micro, Inc. — Class A1	5,949	212,141
Rite Aid Corp.*,1	26,009	200,009
International Game Technology plc[1]	3,607	87,939
Best Buy Company, Inc.[1]	2,214	84,531
Penske Automotive Group, Inc.[1]	1,734	83,545
Dolby Laboratories, Inc. — Class A1	1,424	77,309
Foot Locker, Inc.[1]	1,130	76,524
PVH Corp.[1]	681	75,251
Lear Corp.[1]	604	73,216
Office Depot, Inc.[1]	20,137	71,889
Carnival Corp.[1]	1,471	71,815
Darden Restaurants, Inc.[1]	1,099	67,391
Royal Caribbean Cruises Ltd.[1]	898	67,305
World Fuel Services Corp.[1]	1,440	66,614
Walgreens Boots Alliance, Inc.[1]	805	64,899
Michael Kors Holdings Ltd.*,1	1,347	63,026
CVS Health Corp.[1]	697	62,026
Goodyear Tire & Rubber Co.[1]	1,920	62,016
DR Horton, Inc.[1]	2,043	61,699
Target Corp.[1]	883	60,644
GameStop Corp. — Class A1	2,183	60,229
Alaska Air Group, Inc.[1]	913	60,130
Lennar Corp. — Class A1	1,409	59,657
Kohl's Corp.[1]	1,316	57,575
Vista Outdoor, Inc.*,1	1,378	54,927

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS†54.6% (continued)
Consumer, Cyclical – 7.9% (continued)
Nu Skin Enterprises, Inc. — Class A1	821	$53,184
WESCO International, Inc.*,1	805	49,499
Cabela's, Inc.*,1	898	49,327
Southwest Airlines Co.[1]	1,239	48,185
Dick's Sporting Goods, Inc.[1]	805	45,660
Liberty Interactive Corporation QVC Group — Class A*,1	2,121	42,441
PACCAR, Inc.[1]	712	41,851
Extended Stay America, Inc.[1]	2,941	41,762
Norwegian Cruise Line Holdings Ltd.*,1	1,099	41,432
Isle of Capri Casinos, Inc.*	1,765	39,324
Six Flags Entertainment Corp.[1]	650	34,847
Genuine Parts Co.[1]	310	31,140
Mohawk Industries, Inc.*,1	155	31,053
Whirlpool Corp.[1]	140	22,702
Ford Motor Co.[1]	1,424	17,188
AutoNation, Inc.*,1	341	16,610
United Continental Holdings, Inc.*,1	310	16,266
Wyndham Worldwide Corp.[1]	232	15,621
Carter's, Inc.[1]	171	14,827
General Motors Co.[1]	402	12,772
Dillard's, Inc. — Class A1	186	11,720
Urban Outfitters, Inc.*,1	310	10,701
Carmike Cinemas, Inc.*,1	325	10,624
Skullcandy, Inc.*	1,609	10,201
Hasbro, Inc.[1]	109	8,647
LKQ Corp.*,1	62	2,199
Total Consumer, Cyclical		3,916,538
Industrial - 4.9%
Rofin-Sinar Technologies, Inc.*,1	4,992	160,643
Joy Global, Inc.	5,549	153,929
Corning, Inc.[1]	3,251	76,886
Crown Holdings, Inc.*,1	1,300	74,217
Oshkosh Corp.[1]	1,285	71,960
Avnet, Inc.[1]	1,749	71,814
Deere & Co.[1]	836	71,352
Stanley Black & Decker, Inc.[1]	573	70,468
Sonoco Products Co.[1]	1,331	70,316
Eaton Corporation plc[1]	1,068	70,178
AGCO Corp.[1]	1,409	69,492
CSX Corp.[1]	2,245	68,473
Arrow Electronics, Inc.*,1	1,068	68,320
Jabil Circuit, Inc.[1]	3,111	67,882
Owens Corning[1]	1,270	67,804
L-3 Communications Holdings, Inc.[1]	449	67,678
Jacobs Engineering Group, Inc.*,1	1,300	67,236
Republic Services, Inc. — Class A1	1,316	66,392
Northrop Grumman Corp.[1]	310	66,325
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,486	66,186
Trinity Industries, Inc.[1]	2,709	65,503
Huntington Ingalls Industries, Inc.[1]	387	59,374
Orbital ATK, Inc.[1]	774	59,002
Ryder System, Inc.[1]	883	58,235
FedEx Corp.[1]	326	56,946
Masco Corp.[1]	1,641	56,303
Carlisle Companies, Inc.[1]	542	55,593
AMERCO[1]	171	55,443
ITT, Inc.[1]	1,393	49,925
AECOM*,1	1,626	48,341
Regal Beloit Corp.[1]	681	40,513
AEP Industries, Inc.	356	38,936
Bemis Company, Inc.[1]	728	37,135
Packaging Corporation of America[1]	403	32,748
Waste Management, Inc.[1]	480	30,605
Timken Co.[1]	759	26,671
Kirby Corp.*,1	403	25,050
Snap-on, Inc.[1]	124	18,843
USG Corp.*,1	635	16,415
Norfolk Southern Corp.[1]	155	15,044
PerkinElmer, Inc.[1]	109	6,116
Energizer Holdings, Inc.[1]	78	3,897
Textron, Inc.[1]	78	3,101
FLIR Systems, Inc.[1]	77	2,419
Total Industrial		2,429,709
Communications - 4.3%
LinkedIn Corp. — Class A*,1	3,734	713,641
Starz — Class A*,1	6,289	196,154
AVG Technologies N.V.*	4,600	115,046
Yahoo!, Inc.*	2,487	107,190
eBay, Inc.*,1	2,771	91,166
Cisco Systems, Inc.[1]	2,338	74,161
Juniper Networks, Inc.[1]	3,019	72,637
Comcast Corp. — Class A1	1,022	67,800
Thomson Reuters Corp.[1]	1,626	67,284
AT&T, Inc.[1]	1,626	66,033
TEGNA, Inc.[1]	2,895	63,285
Expedia, Inc.[1]	542	63,262
VeriSign, Inc.*,1	805	62,983
Symantec Corp.[1]	2,338	58,684
Walt Disney Co.[1]	465	43,180
United States Cellular Corp.*,1	991	36,013
Scripps Networks Interactive, Inc. — Class A1	511	32,443
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	743	25,247
Alphabet, Inc. — Class A*,1	31	24,926
Telephone & Data Systems, Inc.[1]	913	24,815
Alphabet, Inc. — Class C*,1	31	24,096
IAC/InterActiveCorp[1]	372	23,239
CenturyLink, Inc.[1]	836	22,931
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	449	15,001
T-Mobile US, Inc.*,1	248	11,587
Omnicom Group, Inc.[1]	93	7,905
John Wiley & Sons, Inc. — Class A1	47	2,426
Motorola Solutions, Inc.[1]	31	2,365

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 54.6% (continued)
Communications - 4.3% (continued)
Interpublic Group of Companies, Inc.[1]	93	$2,079
GoDaddy, Inc. — Class A*,1	31	1,070
Total Communications		2,118,649
Basic Materials - 3.6%
Valspar Corp.[1]	4,232	448,888
Chemtura Corp.*	10,451	342,898
Monsanto Co.	1,748	178,646
Syngenta AG ADR*,1	1,234	108,098
Cabot Corp.[1]	1,424	74,632
Domtar Corp.[1]	1,935	71,847
Albemarle Corp.[1]	790	67,537
Celanese Corp. — Class A1	991	65,961
Eastman Chemical Co.[1]	960	64,973
Steel Dynamics, Inc.[1]	2,539	63,449
Nucor Corp.[1]	1,239	61,268
Reliance Steel & Aluminum Co.[1]	821	59,137
Mosaic Co.[1]	2,338	57,187
Newmont Mining Corp.[1]	1,177	46,245
Huntsman Corp.[1]	1,935	31,482
Westlake Chemical Corp.[1]	201	10,754
Total Basic Materials		1,753,002
Energy – 3.1%
Baker Hughes, Inc.[1]	4,254	214,699
Spectra Energy Corp.	2,902	124,060
Williams Partners, LP1	2,660	98,925
SolarCity Corp.*	4,738	92,676
Trina Solar Ltd. ADR*	7,187	73,595
Tesoro Corp.[1]	867	68,979
Chevron Corp.[1]	650	66,898
Valero Energy Corp.[1]	1,177	62,381
Exxon Mobil Corp.[1]	712	62,143
Rowan Companies plc — Class A1	3,808	57,728
SM Energy Co.[1]	1,486	57,330
Helmerich & Payne, Inc.[1]	805	54,177
First Solar, Inc.*,1	1,270	50,152
Frank's International N.V.[1]	3,777	49,101
Antero Resources Corp.*,1	1,765	47,567
QEP Resources, Inc.[1]	2,430	47,458
SemGroup Corp. — Class A	1,268	44,851
Rice Energy, Inc.*,1	1,656	43,238
ONEOK, Inc.[1]	697	35,819
Noble Corporation plc[1]	5,418	34,350
WPX Energy, Inc.*,1	2,601	34,307
PBF Energy, Inc. — Class A1	867	19,629
Hess Corp.[1]	310	16,622
Diamond Offshore Drilling, Inc.[1]	883	15,550
Equities Corp.[1]	201	14,597
Kosmos Energy Ltd.*,1	2,120	13,589
Marathon Petroleum Corp.[1]	310	12,583
HollyFrontier Corp.[1]	480	11,760
Patterson-UTI Energy, Inc.[1]	232	5,190
Total Energy		1,529,954
Utilities - 2.8%
Empire District Electric Co.[1]	6,480	221,226
Piedmont Natural Gas Company, Inc.	3,153	189,306
Talen Energy Corp.*,1	10,258	142,073
UGI Corp.[1]	1,517	68,629
SCANA Corp.[1]	913	66,073
Edison International[1]	898	64,881
Pinnacle West Capital Corp.[1]	852	64,743
Xcel Energy, Inc.[1]	1,564	64,343
NiSource, Inc.[1]	2,663	64,205
Consolidated Edison, Inc.[1]	852	64,156
Ameren Corp.[1]	1,300	63,934
Public Service Enterprise Group, Inc.[1]	1,517	63,517
American Electric Power Company, Inc.[1]	975	62,605
AES Corp.[1]	4,861	62,464
Exelon Corp.[1]	1,579	52,565
Atmos Energy Corp.[1]	588	43,788
FirstEnergy Corp.[1]	62	2,051
Total Utilities		1,360,559
Total Common Stocks
(Cost $25,543,470)		26,900,835

MUTUAL FUNDS†,2 - 0.0%
Guggenheim Strategy Fund II	474	11,821
Guggenheim Strategy Fund I	450	11,252
Total Mutual Funds
(Cost $22,936)		23,073

CLOSED-END FUNDS† - 11.5%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	16,639	186,191
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	32,169	183,043
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	17,393	167,843
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	14,652	167,766
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	8,197	165,170
Adams Diversified Equity Fund, Inc.[1]	11,919	156,735
BlackRock Resources & Commodities Strategy Trust[1]	19,131	155,918
Tri-Continental Corp.[1]	7,225	154,471
First Trust High Income Long/Short Fund[1]	9,778	152,439
Calamos Strategic Total Return Fund[1]	14,747	151,598
Nuveen Credit Strategies Income Fund[1]	17,652	149,689
AllianzGI Equity & Convertible Income Fund[1]	7,948	148,787
BlackRock Enhanced Equity Dividend Trust[1]	18,774	148,127
Alpine Total Dynamic Dividend Fund[1]	19,384	147,900
BlackRock Credit Allocation Income Trust[1]	10,846	144,794
GDL Fund[1]	13,720	136,514
Boulder Growth & Income Fund, Inc.[1]	14,168	118,728

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.5% (continued)
Virtus Global Dividend & Income Fund, Inc.[1]	7,845	$94,454
General American Investors Company, Inc.[1]	2,887	94,261
Gabelli Healthcare & WellnessRx Trust[1]	8,589	89,497
Advent Claymore Convertible Securities and Income Fund II1,2	15,135	87,026
Clough Global Dividend and Income Fund[1]	7,015	85,092
Western Asset Worldwide Income Fund, Inc.[1]	6,723	78,054
Swiss Helvetia Fund, Inc.[1]	7,125	76,166
Madison Covered Call & Equity Strategy Fund[1]	7,995	62,201
Zweig Fund, Inc.[1]	4,133	53,522
Western Asset Emerging Markets Income Fund, Inc.[1]	4,566	52,555
Bancroft Fund Ltd.[1]	2,355	49,455
Ellsworth Growth and Income Fund Ltd.[1]	6,006	49,189
Putnam High Income Securities Fund[1]	5,733	45,979
China Fund, Inc.[1]	2,719	44,700
Lazard Global Total Return and Income Fund, Inc.[1]	2,953	41,253
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	2,739	40,647
Central Securities Corp.[1]	1,877	39,867
Duff & Phelps Global Utility Income Fund, Inc.[1]	2,210	37,747
RMR Real Estate Income Fund[1]	1,699	36,953
Ares Dynamic Credit Allocation Fund, Inc.[1]	2,431	36,100
Delaware Enhanced Global Dividend & Income Fund[1]	3,378	34,185
Wells Fargo Multi-Sector Income Fund[1]	2,631	34,124
Templeton Emerging Markets Income Fund[1]	2,966	32,626
Nuveen Diversified Dividend & Income Fund[1]	2,778	32,447
First Trust Aberdeen Global Opportunity Income Fund[1]	2,730	32,159
Ivy High Income Opportunities Fund[1]	2,090	30,054
Western Asset Global High Income Fund, Inc.[1]	2,892	29,469
MFS Multimarket Income Trust[1]	4,626	28,172
Advent/Claymore Enhanced Growth & Income Fund[1,2]	3,208	26,819
Franklin Limited Duration Income Trust[1]	2,198	26,574
New Ireland Fund, Inc.[1]	2,153	26,396
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	2,110	25,932
Cohen & Steers Infrastructure Fund, Inc.[1]	1,128	24,297
Tekla Healthcare Opportunities Fund[1]	1,370	23,948
CBRE Clarion Global Real Estate Income Fund[1]	2,830	23,772
Royce Value Trust, Inc.[1]	1,872	23,700
Western Asset Emerging Markets Debt Fund, Inc.[1]	1,457	23,691
First Trust Enhanced Equity Income Fund[1]	1,758	23,487
BlackRock Corporate High Yield Fund, Inc.[1]	2,139	23,144
Eaton Vance Limited Duration Income Fund[1]	1,678	23,005
BlackRock Limited Duration Income Trust[1]	1,479	22,954
Liberty All Star Equity Fund[1]	4,418	22,885
BlackRock Multi-Sector Income Trust[1]	1,339	22,857
BlackRock Debt Strategies Fund, Inc.[1]	6,262	22,856
Gabelli Dividend & Income Trust[1]	1,188	22,821
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	1,479	22,791
MFS Charter Income Trust[1]	2,621	22,645
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	1,737	21,956
Asia Tigers Fund, Inc.[1]	2,116	21,245
Tortoise Pipeline & Energy Fund, Inc.[1]	973	20,608
ASA Gold and Precious Metals Ltd.[1]	1,335	19,745
Western Asset High Income Opportunity Fund, Inc.[1]	3,843	19,407
Madison Strategic Sector Premium Fund[1]	1,645	19,329
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	1,372	18,824
Nuveen Global High Income Fund[1]	1,165	18,291
Voya Infrastructure Industrials and Materials Fund[1]	1,352	18,225
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	1,341	18,211
Morgan Stanley India Investment Fund, Inc.[1]	629	17,882
Calamos Global Dynamic Income Fund[1]	2,343	17,596
Diversified Real Asset Income Fund[1]	1,019	17,568
Royce Micro-Capital Trust, Inc.[1]	2,247	17,549
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	1,630	17,523
LMP Capital and Income Fund, Inc.[1]	1,261	17,187
Clough Global Opportunities Fund[1]	1,774	17,155
Wells Fargo Income Opportunities Fund[1]	2,046	17,105
Putnam Premier Income Trust[1]	3,491	17,071

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.5% (continued)
Templeton Dragon Fund, Inc.[1]	968	$17,037
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	770	16,778
First Trust Energy Infrastructure Fund[1]	872	16,734
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	1,156	16,670
Blackstone / GSO Strategic Credit Fund[1]	1,113	16,606
India Fund, Inc.[1]	664	16,507
ClearBridge American Energy MLP Fund, Inc.[1]	1,836	16,451
Voya Global Equity Dividend and Premium Opportunity Fund[1]	2,262	16,422
Adams Natural Resources Fund, Inc.[1]	821	16,363
BlackRock Global Opportunities Equity Trust[1]	1,328	16,268
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	1,082	16,122
Wells Fargo Global Dividend Opportunity Fund[1]	2,773	16,111
Prudential Global Short Duration High Yield Fund, Inc.[1]	1,057	15,971
BlackRock International Growth and Income Trust[1]	2,691	15,958
Avenue Income Credit Strategies Fund[1]	1,214	15,746
KKR Income Opportunities Fund[1]	966	15,475
Neuberger Berman High Yield Strategies Fund, Inc.[1]	1,275	15,122
Virtus Global Multi-Sector Income Fund[1]	951	15,111
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	1,195	14,364
Nuveen Tax-Advantaged Dividend Growth Fund[1]	920	13,662
Templeton Emerging Markets Fund/United States[1]	1,072	13,539
Nuveen Real Asset Income and Growth Fund[1]	777	13,395
Clough Global Equity Fund[1]	1,108	12,609
Voya Emerging Markets High Income Dividend Equity Fund[1]	1,539	12,604
Gabelli Multimedia Trust, Inc.[1]	1,602	12,319
Cohen & Steers Global Income Builder, Inc.[1]	1,361	12,099
Voya Asia Pacific High Dividend Equity Income Fund[1]	1,213	11,936
Credit Suisse Asset Management Income Fund, Inc.[1]	3,688	11,580
Nuveen Enhanced Municipal Credit Opportunities Fund[1]	734	11,553
Dividend and Income Fund[1]	1,008	11,310
Cushing Renaissance Fund[1]	680	11,240
Mexico Fund, Inc.[1]	698	11,140
Sprott Focus Trust, Inc.[1]	1,607	11,088
Invesco High Income Trust II1	745	10,884
First Trust Strategic High Income Fund II1	874	10,785
Franklin Universal Trust[1]	1,571	10,683
Korea Fund, Inc.[1]	287	10,332
Alpine Global Dynamic Dividend Fund[1]	1,186	10,318
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	814	10,265
Lazard World Dividend & Income Fund, Inc.[1]	1,003	10,130
Japan Smaller Capitalization Fund, Inc.[1]	955	10,085
Aberdeen Singapore Fund, Inc.[1]	1,047	9,821
Calamos Global Total Return Fund[1]	842	9,632
Special Opportunities Fund, Inc.[1]	545	8,126
Nuveen Flexible Investment Income Fund[1]	461	7,920
Nuveen Multi-Market Income Fund, Inc.[1]	1,055	7,913
Morgan Stanley Emerging Markets Fund, Inc.[1]	539	7,842
Voya Global Advantage and Premium Opportunity Fund[1]	771	7,803
New Germany Fund, Inc.[1]	535	7,677
Central Europe Russia and Turkey Fund, Inc.[1]	382	7,334
First Trust Aberdeen Emerging Opportunity Fund[1]	463	7,047
Gabelli Global Utility & Income Trust[1]	381	6,968
Aberdeen Latin America Equity Fund, Inc.[1]	319	6,807
Aberdeen Greater China Fund, Inc.[1]	703	6,390
Liberty All Star Growth Fund, Inc.[1]	1,465	6,314
Morgan Stanley Asia-Pacific Fund, Inc.[1]	409	6,135
JPMorgan China Region Fund, Inc.[1]	348	6,114
Aberdeen Japan Equity Fund, Inc.[1]	736	6,050
Aberdeen Chile Fund, Inc.[1]	930	5,831
Taiwan Fund, Inc.[1]	326	5,643
Guggenheim Enhanced Equity Strategy Fund[1,2]	347	5,535
European Equity Fund, Inc.[1]	631	4,985
Asia Pacific Fund, Inc.[1]	454	4,799
Delaware Investments Dividend & Income Fund, Inc.[1]	480	4,752
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	365	4,614
Advent Claymore Convertible Securities and Income Fund[1,2]	314	4,578

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 11.5% (continued)
Mexico Equity & Income Fund, Inc.[1]	442	$4,575
MFS Intermediate High Income Fund[1]	1,727	4,438
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	237	3,989
Latin American Discovery Fund, Inc.[1]	317	3,192
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	180	3,184
Nuveen AMT-Free Quality Municipal Income Fund[1]	214	3,128
Brookfield High Income Fund, Inc.[1]	411	3,009
Aberdeen Australia Equity Fund, Inc.[1]	511	2,979
Total Closed-End Funds
(Cost $5,531,657)		5,645,214

	Face Amount
U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bill
due 10/13/16,3,4	$900,000	899,958
Total U.S. Treasury Bills
(Cost $899,977)		899,958

REPURCHASE AGREEMENTS††,5 - 25.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	4,116,563	4,116,563
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	4,116,562	4,116,562
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	4,116,562	4,116,562
Total Repurchase Agreements
(Cost $12,349,687)		12,349,687
Total Investments - 92.9%
(Cost $44,347,727)		$45,818,767

	Shares
COMMON STOCKS SOLD SHORT† - (31.2)%
Diversified - (0.1)%
Leucadia National Corp.	1,967	(37,452)
Basic Materials - (1.2)%
United States Steel Corp.	968	(18,256)
PPG Industries, Inc.	246	(25,427)
Platform Specialty Products Corp.*	3,579	(29,026)
NewMarket Corp.	77	(33,058)
Freeport-McMoRan, Inc.	3,349	(36,370)
Tahoe Resources, Inc.	2,934	(37,643)
Ashland Global Holdings, Inc.	369	(42,786)
Royal Gold, Inc.	553	(42,819)
WR Grace & Co.	599	(44,206)
Alcoa, Inc.	4,501	(45,640)
FMC Corp.	968	(46,793)
Southern Copper Corp.	1,797	(47,261)
Praxair, Inc.	399	(48,211)
Axalta Coating Systems Ltd.*	1,736	(49,077)
RPM International, Inc.	937	(50,336)
Total Basic Materials		(596,909)
Utilities - (1.7)%
DTE Energy Co.	31	(2,904)
American Water Works Company, Inc.	123	(9,205)
NRG Energy, Inc.	2,473	(27,722)
Calpine Corp.*	3,211	(40,587)
Aqua America, Inc.	1,425	(43,434)
Sempra Energy	415	(44,484)
National Fuel Gas Co.	830	(44,878)
Hawaiian Electric Industries, Inc.	1,506	(44,954)
Eversource Energy	830	(44,969)
WEC Energy Group, Inc.	753	(45,090)
NextEra Energy, Inc.	369	(45,136)
Entergy Corp.	599	(45,961)
PG&E Corp.	753	(46,061)
Vectren Corp.	921	(46,234)
CenterPoint Energy, Inc.	1,997	(46,390)
Dominion Resources, Inc.	625	(46,419)
Southern Co.	906	(46,478)
Alliant Energy Corp.	1,214	(46,508)
OGE Energy Corp.	1,506	(47,620)
MDU Resources Group, Inc.	1,976	(50,269)
Total Utilities		(815,303)
Energy - (2.4)%
Whiting Petroleum Corp.*	138	(1,206)
Halliburton Co.	138	(6,193)
Energen Corp.	123	(7,100)
Laredo Petroleum, Inc.*	784	(10,114)
Murphy Oil Corp.	338	(10,275)
Kinder Morgan, Inc.	492	(11,380)
Superior Energy Services, Inc.	830	(14,857)
Continental Resources, Inc.*	307	(15,952)
Williams Companies, Inc.	523	(16,072)
Concho Resources, Inc.*	123	(16,894)
Pioneer Natural Resources Co.	92	(17,080)
Dril-Quip, Inc.*	338	(18,840)
Schlumberger Ltd.	261	(20,525)
Noble Energy, Inc.	830	(29,664)
RPC, Inc.*	1,874	(31,483)
Southwestern Energy Co.*	2,734	(37,839)
Apache Corp.	599	(38,258)
Gulfport Energy Corp.*	1,536	(43,392)
Occidental Petroleum Corp.	599	(43,679)
SemGroup Corp. — Class A	1,268	(44,836)
Murphy USA, Inc.*	630	(44,957)
FMC Technologies, Inc.*	1,536	(45,573)
Devon Energy Corp.	1,045	(46,095)
Weatherford International plc*	8,249	(46,359)
Cabot Oil & Gas Corp. — Class A	1,874	(48,349)
Phillips 66	630	(50,747)
Cimarex Energy Co.	384	(51,598)
Anadarko Petroleum Corp.	830	(52,589)
EOG Resources, Inc.	553	(53,481)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.2)% (continued)
Energy - (2.4)% (continued)
Cheniere Energy, Inc.*	1,229	$(53,584)
Targa Resources Corp.	1,106	(54,316)
Chesapeake Energy Corp.*	9,540	(59,815)
Enbridge, Inc.	2,751	(121,677)
Total Energy		(1,164,779)
Communications - (2.5)%
Clear Channel Outdoor Holdings, Inc. — Class A	77	(450)
Viacom, Inc. — Class B	77	(2,934)
Liberty Ventures*	461	(18,380)
Twenty-First Century Fox, Inc. — Class A	845	(20,466)
Twenty-First Century Fox, Inc. — Class B	830	(20,534)
Discovery Communications, Inc. — Class A*	799	(21,509)
Frontier Communications Corp.	7,389	(30,738)
Netflix, Inc.*	323	(31,832)
Sprint Corp.*	5,453	(36,154)
AMC Networks, Inc. — Class A*	722	(37,443)
FireEye, Inc.*	2,873	(42,319)
TripAdvisor, Inc.*	691	(43,657)
Tribune Media Co. — Class A	1,198	(43,751)
Zillow Group, Inc. — Class A*	1,290	(44,441)
CommScope Holding Company, Inc.*	1,506	(45,346)
CBS Corp. — Class B	830	(45,434)
Priceline Group, Inc.*	31	(45,616)
FactSet Research Systems, Inc.	292	(47,333)
Splunk, Inc.*	814	(47,766)
Zayo Group Holdings, Inc.*	1,659	(49,289)
DISH Network Corp. — Class A*	906	(49,631)
Pandora Media, Inc.*	3,656	(52,390)
ARRIS International plc*,1	1,967	(55,725)
Palo Alto Networks, Inc.*	353	(56,243)
Arista Networks, Inc.*	676	(57,514)
Twitter, Inc.*	2,719	(62,673)
Yelp, Inc. — Class A*	1,659	(69,180)
Groupon, Inc. — Class A*	14,117	(72,703)
Alibaba Group Holding Ltd. ADR*	998	(105,579)
Total Communications		(1,257,030)
Technology - (3.0)%
CommerceHub, Inc.*	46	(727)
CommerceHub, Inc.*	92	(1,464)
MSCI, Inc. — Class A	46	(3,861)
Qorvo, Inc.*	123	(6,856)
Accenture plc — Class A	108	(13,194)
Skyworks Solutions, Inc.	215	(16,370)
International Business Machines Corp.	138	(21,921)
SS&C Technologies Holdings, Inc.	707	(22,730)
Analog Devices, Inc.	390	(25,136)
VeriFone Systems, Inc.*	2,228	(35,069)
salesforce.com, Inc.*	492	(35,094)
Ultimate Software Group, Inc.*	184	(37,608)
Marvell Technology Group Ltd.	3,180	(42,199)
QUALCOMM, Inc.	630	(43,155)
Maxim Integrated Products, Inc.	1,106	(44,163)
Intuit, Inc.	415	(45,654)
CDK Global, Inc.	830	(47,609)
Tableau Software, Inc. — Class A*	906	(50,075)
NCR Corp.*	1,567	(50,441)
Zynga, Inc. — Class A*	17,405	(50,649)
Red Hat, Inc.*	630	(50,923)
Fortinet, Inc.*	1,413	(52,182)
ServiceNow, Inc.*	676	(53,505)
Workday, Inc. — Class A*	584	(53,547)
Cypress Semiconductor Corp.	4,424	(53,796)
PTC, Inc.*	1,245	(55,166)
Paychex, Inc.	1,014	(58,680)
Autodesk, Inc.*	814	(58,877)
Cerner Corp.*	983	(60,700)
Veeva Systems, Inc. — Class A*	1,598	(65,965)
Teradata Corp.*	2,212	(68,572)
Lam Research Corp.	1,051	(99,540)
VMware, Inc. — Class A*	2,182	(160,050)
Total Technology		(1,485,478)
Consumer, Cyclical - (3.7)%
Allison Transmission Holdings, Inc.	31	(889)
Skechers U.S.A., Inc. — Class A*	92	(2,107)
HD Supply Holdings, Inc.*	77	(2,462)
Toro Co.	62	(2,904)
Ross Stores, Inc.	46	(2,958)
Scotts Miracle-Gro Co. — Class A	62	(5,163)
Domino's Pizza, Inc.	62	(9,415)
Nordstrom, Inc.	276	(14,319)
Copart, Inc.*	276	(14,783)
Eldorado Resorts, Inc.*	1,214	(17,069)
Wynn Resorts Ltd.	184	(17,925)
Ulta Salon Cosmetics & Fragrance, Inc.*	77	(18,324)
Advance Auto Parts, Inc.	123	(18,342)
NIKE, Inc. — Class B	553	(29,115)
TJX Companies, Inc.	399	(29,837)
Costco Wholesale Corp.	199	(30,349)
BorgWarner, Inc.	891	(31,345)
Signet Jewelers Ltd.	446	(33,240)
Tractor Supply Co.	507	(34,146)
Hilton Worldwide Holdings, Inc.	1,490	(34,166)
lululemon athletica, Inc.*	568	(34,637)
Hyatt Hotels Corp. — Class A*	722	(35,537)
Polaris Industries, Inc.	476	(36,861)
Dollar Tree, Inc.*	492	(38,834)
Kate Spade & Co.*	2,274	(38,954)
Chipotle Mexican Grill, Inc. — Class A*	92	(38,962)
VF Corp.	707	(39,627)
Sally Beauty Holdings, Inc.*	1,582	(40,626)
Panera Bread Co. — Class A*	215	(41,865)
Harley-Davidson, Inc.	799	(42,019)
Williams-Sonoma, Inc.	845	(43,163)
Choice Hotels International, Inc.	983	(44,314)
Hanesbrands, Inc.	1,797	(45,374)
Gaming and Leisure Properties, Inc.	1,367	(45,726)
Starbucks Corp.	845	(45,748)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.2)% (continued)
Consumer, Cyclical - (3.7)% (continued)
CarMax, Inc.*	860	$(45,881)
WW Grainger, Inc.	205	(46,092)
Tempur Sealy International, Inc.*	814	(46,186)
Fastenal Co.	1,106	(46,209)
L Brands, Inc.	660	(46,708)
Yum! Brands, Inc.	538	(48,856)
Spirit Airlines, Inc.*	1,152	(48,995)
Delphi Automotive plc	707	(50,423)
Harman International Industries, Inc.	599	(50,585)
Tupperware Brands Corp.	799	(52,231)
Dunkin' Brands Group, Inc.	1,045	(54,424)
Tiffany & Co.	768	(55,780)
WABCO Holdings, Inc.*	507	(57,560)
Lions Gate Entertainment Corp.	4,266	(85,277)
Tesla Motors, Inc.*	522	(106,504)
Total Consumer, Cyclical		(1,802,816)
Industrial - (4.3)%
Caterpillar, Inc.	31	(2,752)
General Electric Co.	154	(4,561)
Expeditors International of Washington, Inc.	138	(7,110)
Fortune Brands Home & Security, Inc.	123	(7,146)
Union Pacific Corp.	77	(7,510)
Honeywell International, Inc.	77	(8,977)
KBR, Inc.	676	(10,228)
Ingersoll-Rand plc	154	(10,463)
Colfax Corp.*	353	(11,095)
Acuity Brands, Inc.	46	(12,172)
General Dynamics Corp.	92	(14,275)
Hexcel Corp.	399	(17,676)
Berry Plastics Group, Inc.*	445	(19,513)
Boeing Co.	154	(20,288)
Emerson Electric Co.	476	(25,947)
Chicago Bridge & Iron Company N.V.	1,275	(35,738)
Stericycle, Inc.*	446	(35,742)
Graco, Inc.	538	(39,812)
Hubbell, Inc.	399	(42,988)
United Parcel Service, Inc. — Class B	399	(43,635)
Covanta Holding Corp.	2,842	(43,738)
Eagle Materials, Inc.	568	(43,906)
Kansas City Southern	476	(44,420)
TransDigm Group, Inc.*	154	(44,524)
Owens-Illinois, Inc.*	2,458	(45,203)
Allegion plc	660	(45,481)
Landstar System, Inc.	671	(45,682)
Sealed Air Corp.	998	(45,728)
3M Co.	261	(45,996)
J.B. Hunt Transport Services, Inc.	568	(46,087)
CH Robinson Worldwide, Inc.	660	(46,504)
SBA Communications Corp. — Class A*	415	(46,547)
United Technologies Corp.	461	(46,838)
Pentair plc	737	(47,345)
Flowserve Corp.	983	(47,420)
Rockwell Collins, Inc.	568	(47,905)
Lincoln Electric Holdings, Inc.	768	(48,092)
Rockwell Automation, Inc.	399	(48,814)
Middleby Corp.*	399	(49,324)
Cree, Inc.*	1,920	(49,382)
Garmin Ltd.	1,029	(49,505)
Donaldson Company, Inc.	1,336	(49,873)
AMETEK, Inc.	1,045	(49,930)
Roper Technologies, Inc.	276	(50,362)
Armstrong World Industries, Inc.*	1,229	(50,782)
HEICO Corp.	737	(51,000)
Nordson Corp.	523	(52,106)
IDEX Corp.	568	(53,148)
Wabtec Corp.	660	(53,889)
B/E Aerospace, Inc.	1,045	(53,985)
Ball Corp.	676	(55,398)
National Instruments Corp.	2,012	(57,141)
Trimble, Inc.*	2,104	(60,090)
Zebra Technologies Corp. — Class A*	968	(67,382)
Cognex Corp.	1,582	(83,626)
Total Industrial		(2,144,781)
Consumer, Non-cyclical - (5.8)%
Altria Group, Inc.	31	(1,960)
Hertz Global Holdings, Inc.*	65	(2,610)
Community Health Systems, Inc.*	262	(3,023)
Clorox Co.	31	(3,881)
HCA Holdings, Inc.*	62	(4,689)
Akorn, Inc.*	215	(5,861)
Morningstar, Inc.	92	(7,293)
AmerisourceBergen Corp. — Class A	92	(7,432)
Alexion Pharmaceuticals, Inc.*	62	(7,597)
Perrigo Company plc	92	(8,494)
Graham Holdings Co. — Class B	31	(14,922)
Avis Budget Group, Inc.*	446	(15,258)
Philip Morris International, Inc.	169	(16,430)
Patterson Companies, Inc.	384	(17,641)
Endo International plc*	876	(17,651)
Bristol-Myers Squibb Co.	338	(18,225)
Tenet Healthcare Corp.*	814	(18,445)
Pinnacle Foods, Inc.	369	(18,513)
Robert Half International, Inc.	507	(19,195)
Bruker Corp.	860	(19,479)
WEX, Inc.*	184	(19,889)
Bunge Ltd.	415	(24,580)
Incyte Corp.*	261	(24,610)
Seattle Genetics, Inc.*	538	(29,057)
Whole Foods Market, Inc.	1,075	(30,476)
Hain Celestial Group, Inc.*	921	(32,769)
PepsiCo, Inc.	323	(35,133)
DexCom, Inc.*	415	(36,379)
Rollins, Inc.	1,275	(37,332)
Amsurg Corp. — Class A*	559	(37,481)
Alkermes plc*	830	(39,035)
Hershey Co.	415	(39,674)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.2)% (continued)
Consumer, Non-cyclical - (5.8)% (continued)
Nielsen Holdings plc	753	$(40,338)
Monster Beverage Corp.*	276	(40,520)
Kimberly-Clark Corp.	323	(40,743)
Mead Johnson Nutrition Co. — Class A	523	(41,322)
Sprouts Farmers Market, Inc.*	2,028	(41,878)
Edgewell Personal Care Co.*	538	(42,782)
CoStar Group, Inc.*	199	(43,089)
Stryker Corp.	384	(44,701)
Coca-Cola Co.	1,060	(44,859)
Estee Lauder Companies, Inc. — Class A	507	(44,900)
Colgate-Palmolive Co.	609	(45,151)
Kellogg Co.	584	(45,242)
BioMarin Pharmaceutical, Inc.*	492	(45,520)
Brown-Forman Corp. — Class B	968	(45,922)
Anthem, Inc.	372	(46,615)
Sysco Corp.	952	(46,658)
Vertex Pharmaceuticals, Inc.*	538	(46,919)
McCormick & Company, Inc.	476	(47,562)
ConAgra Foods, Inc.	1,029	(48,476)
Ecolab, Inc.	399	(48,566)
S&P Global, Inc.	384	(48,599)
Moody's Corp.	461	(49,917)
Intercept Pharmaceuticals, Inc.*	307	(50,529)
Alnylam Pharmaceuticals, Inc.*	753	(51,038)
Macquarie Infrastructure Corp.	614	(51,109)
CR Bard, Inc.	230	(51,584)
Premier, Inc. — Class A*	1,598	(51,679)
Live Nation Entertainment, Inc.*	1,982	(54,466)
Gartner, Inc.*	630	(55,724)
Intuitive Surgical, Inc.*	77	(55,812)
Align Technology, Inc.*	614	(57,562)
Automatic Data Processing, Inc.	660	(58,212)
Brookdale Senior Living, Inc. — Class A*	3,411	(59,522)
Verisk Analytics, Inc. — Class A*	775	(62,992)
Illumina, Inc.*	369	(67,033)
FleetCor Technologies, Inc.*	399	(69,318)
Ionis Pharmaceuticals, Inc.*	1,951	(71,485)
IDEXX Laboratories, Inc.*	676	(76,205)
Aetna, Inc.	989	(114,180)
Abbott Laboratories	4,510	(190,728)
Total Consumer, Non-cyclical		(2,854,471)
Financial - (6.5)%
KeyCorp	1	(12)
Progressive Corp.	31	(977)
UDR, Inc.	46	(1,656)
Invesco Ltd.	107	(3,346)
Realty Income Corp.	62	(4,150)
Torchmark Corp.	77	(4,920)
Apartment Investment & Management Co. — Class A	138	(6,336)
Chubb Ltd.	62	(7,790)
DDR Corp.	507	(8,837)
LPL Financial Holdings, Inc.	323	(9,661)
Iron Mountain, Inc.	276	(10,358)
WP Carey, Inc.	169	(10,906)
Public Storage	62	(13,835)
BlackRock, Inc. — Class A	46	(16,673)
Unum Group	553	(19,526)
Douglas Emmett, Inc.	599	(21,941)
Outfront Media, Inc.	998	(23,603)
Allstate Corp.	353	(24,421)
Kilroy Realty Corp.	353	(24,481)
Assurant, Inc.	276	(25,461)
Forest City Realty Trust, Inc. — Class A	1,168	(27,016)
HCP, Inc.	784	(29,753)
Federated Investors, Inc. — Class B	1,045	(30,963)
Western Alliance Bancorporation*	876	(32,885)
First Horizon National Corp.	2,243	(34,161)
Weyerhaeuser Co.	1,075	(34,336)
Franklin Resources, Inc.	1,029	(36,602)
Howard Hughes Corp.*	323	(36,984)
Loews Corp.	937	(38,558)
Tanger Factory Outlet Centers, Inc.	1,029	(40,090)
People's United Financial, Inc.	2,605	(41,211)
Intercontinental Exchange, Inc.	154	(41,481)
Signature Bank*	353	(41,813)
SEI Investments Co.	937	(42,737)
T. Rowe Price Group, Inc.	645	(42,893)
Principal Financial Group, Inc.	845	(43,527)
Wells Fargo & Co.	998	(44,191)
Essex Property Trust, Inc.	199	(44,317)
Simon Property Group, Inc.	215	(44,507)
LendingClub Corp.*	7,202	(44,508)
Crown Castle International Corp.	476	(44,844)
SL Green Realty Corp.	415	(44,862)
Alliance Data Systems Corp.	215	(46,124)
Taubman Centers, Inc.	630	(46,878)
American Tower Corp. — Class A	415	(47,032)
American Express Co.	737	(47,197)
Rayonier, Inc.	1,782	(47,294)
Healthcare Trust of America, Inc. — Class A	1,459	(47,592)
Vornado Realty Trust	476	(48,176)
TFS Financial Corp.	2,719	(48,425)
Marsh & McLennan Companies, Inc.	722	(48,555)
Commerce Bancshares, Inc.	993	(48,915)
CBRE Group, Inc. — Class A*	1,751	(48,993)
Bank of Hawaii Corp.	676	(49,091)
Cullen/Frost Bankers, Inc.	691	(49,711)
OneMain Holdings, Inc.*	1,613	(49,922)
Eaton Vance Corp.	1,290	(50,374)
U.S. Bancorp	1,183	(50,739)
White Mountains Insurance Group Ltd.	62	(51,460)
SLM Corp.*	6,959	(51,984)
State Street Corp.	753	(52,431)
SVB Financial Group*	476	(52,617)
ProAssurance Corp.	1,014	(53,215)
Allied World Assurance Company Holdings AG	1,352	(54,648)
Brown & Brown, Inc.	1,480	(55,811)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.2)% (continued)
Financial - (6.5)% (continued)
FNF Group	1,536	$(56,694)
Charles Schwab Corp.	1,813	(57,236)
Markel Corp.*	62	(57,584)
Mercury General Corp.	1,060	(58,141)
American International Group, Inc.	983	(58,331)
TD Ameritrade Holding Corp.	1,674	(58,992)
United Bankshares, Inc.	1,572	(59,217)
Erie Indemnity Co. — Class A	584	(59,608)
Aon plc	538	(60,520)
Arthur J Gallagher & Co.	1,198	(60,941)
Mastercard, Inc. — Class A	645	(65,642)
CBOE Holdings, Inc.	1,057	(68,546)
Colony Capital, Inc. — Class A	4,538	(82,729)
Canadian Imperial Bank of Commerce	2,065	(160,099)
Total Financial		(3,212,593)
Total Common Stocks Sold Short
(Proceeds $15,149,570)		(15,371,612)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.7)%
iShares Core U.S. Aggregate Bond ETF	134	(15,064)
VanEck Vectors Russia ETF	1,656	(31,067)
iShares MSCI Australia ETF	1,505	(31,455)
iShares MSCI South Korea Capped ETF	699	(40,633)
Real Estate Select Sector SPDR Fund	1,286	(42,146)
SPDR S&P 500 ETF Trust	195	(42,179)
iShares MSCI Japan ETF	4,446	(55,753)
iShares MSCI Mexico Capped ETF	1,273	(61,715)
iShares 20+ Year Treasury Bond ETF	493	(67,792)
VanEck Vectors Gold Miners ETF	2,634	(69,617)
iShares MSCI Taiwan ETF	4,513	(70,854)
Materials Select Sector SPDR Fund	1,632	(77,928)
iShares MSCI United Kingdom ETF	5,638	(89,306)
iShares 7-10 Year Treasury Bond ETF	802	(89,728)
iShares MSCI Emerging Markets ETF	2,487	(93,138)
PowerShares QQQ Trust Series 1	840	(99,725)
Industrial Select Sector SPDR Fund	1,767	(103,157)
iShares China Large-Capital ETF	2,909	(110,571)
Utilities Select Sector SPDR Fund	2,360	(115,616)
iShares Russell 1000 Growth ETF	1,324	(137,921)
Consumer Discretionary Select Sector SPDR Fund	1,739	(139,190)
Consumer Staples Select Sector SPDR Fund	2,758	(146,753)
Technology Select Sector SPDR Fund	3,176	(151,749)
iShares MSCI EAFE ETF	2,666	(157,641)
Financial Select Sector SPDR Fund	9,243	(178,390)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,700	(209,406)
iShares Russell 2000 Index ETF	1,944	(241,464)
Health Care Select Sector SPDR Fund	4,243	(305,963)
Energy Select Sector SPDR Fund	4,666	(329,466)
iShares Russell 1000 Value ETF	3,164	(334,182)
iShares U.S. Real Estate ETF	5,355	(431,827)
iShares TIPS Bond ETF	3,897	(453,962)
SPDR Barclays High Yield Bond ETF	34,676	(1,273,302)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,707,126)		(5,798,660)

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Chemtura Corp. Expiring December 2016 with strike price of $35.00	13	(29)
WhiteWave Foods Co. Expiring October 2016 with strike price of $60.00	5	(38)
Total Call options		(67)
Total Options Written
(Premiums received $81)		(67)
Total Securities Sold Short- (41.9)%
(Proceeds $20,856,777)		$(21,170,339)
Other Assets & Liabilities, net - 50.0%		24,667,234
Total Net Assets - 100.0%		$49,315,663

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,743,400)	22	$73,143
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $2,787,480)	18	34,984
December 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $730,166)	7	17,214
October 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $508,397)	5	12,827

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $973,850)	10	$8,837
December 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $590,789)	2	6,113
October 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $393,437)	4	3,830
December 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $163,207)	1	1,972
December 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $88,988)	1	83
October 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $912,295)	6	(2,673)
October 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $620,532)	18	(3,410)
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $637,490)	7	(7,950)
December 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,363,440)	78	(24,046)
November 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $388,930)	23	(36,783)
(Total Aggregate Value of Contracts $12,902,401)		$84,141

COMMODITY FUTURE CONTRACTS PURCHASED†
March 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $536,255)	21	$22,854
November 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $159,000)	3	15,128
November 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $356,250)	6	7,794
November 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $122,153)	2	6,590
November 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $189,936)	3	4,154
November 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $64,273)	1	1,479
December 2016 Silver Futures Contracts (Aggregate Value of Contracts $96,175)	1	797
December 2016 Corn Futures Contracts (Aggregate Value of Contracts $33,625)	2	156
November 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $83,438)	2	36
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $143,025)	3	(721)
December 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $170,213)	3	(1,574)
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $136,220)	4	(2,929)
(Total Aggregate Value of Contracts $2,090,563)		$53,764

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,004,981)	2	$15,335
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,967,813)	15	5,580
December 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $731,211)	7	3,326
December 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,120,844)	10	1,623
December 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,141,589)	17	1,016

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
December 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $744,869)	4	$990
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $184,375)	1	373
December 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $148,408)	1	144
December 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $336,875)	2	(1,284)
December 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,012,088)	6	(1,702)
(Total Aggregate Value of Contracts $11,393,053)		$25,401

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $687,780)	9	$12,368
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $989,200)	8	3,572
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $563,600)	4	459
(Total Aggregate Value of Contracts $2,240,580)		$16,399

COMMODITY FUTURE CONTRACTS SOLD SHORT†
December 2016 Wheat Futures Contracts (Aggregate Value of Contracts $422,101)	21	$22,541
December 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $229,970)	13	22,349
December 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $373,725)	18	19,333
December 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $200,250)	5	8,179
November 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $87,510)	3	1,623
November 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $95,940)	2	574
December 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $49,940)	1	(3,586)
December 2016 Copper Futures Contracts (Aggregate Value of Contracts $331,650)	6	(3,671)
November 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $313,600)	7	(19,966)
(Total Aggregate Value of Contracts $2,104,686)		$47,376

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 British Pound Futures Contracts (Aggregate Value of Contracts $1,054,625)	13	$10,115
December 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $121,641)	15	2,187
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $610,240)	8	(3,705)
(Total Aggregate Value of Contracts $1,786,506)		$8,597

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $486,156)	4	$(1,304)

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $779,000)	50	$46,818
January 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $354,350)	19	6,103
October 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $62,730)	1	51
December 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $131,502)	1	(2,638)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
October 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $599,697)	12	$(9,313)
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,156,713)	57	(125,364)
(Total Aggregate Value of Contracts $8,083,992)		$(84,343)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2016 Goldman Sachs Multi-Hedge Strategies Index Swap 0.18%, Terminating 12/13/16[6] (Notional Value $2,682,518)	22,766	$16,755
Goldman Sachs International December 2016 Goldman Sachs Multi-Hedge Strategies Index Swap 0.88%, Terminating 12/13/16[7] (Notional Value $6,646,244)	49,725	$(74,436)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap6

Sector	% of Index
Financials	19.7%
Consumer Discretionary	18.8%
Health Care	18.0%
Energy	14.8%
Industrials	10.5%
Technology	4.8%
Materials	4.7%
Utilities	3.6%
Communications	3.2%
Consumer Staples	1.9%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap7

Sector	% of Index
Financials	18.9%
Industrials	14.6%
Technology	13.3%
Materials	10.7%
Energy	10.7%
Health Care	8.9%
Consumer Staples	8.7%
Consumer Discretionary	5.3%
Communications	4.6%
Utilities	4.3%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]
Customized basket of 150 exchange-traded equity securities.  Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Short Index Swap Sector Diversification. Rate indicated is the rate effective at September 30, 2016.

[7]
Customized basket of 201 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Long Index Swap Sector Diversification. Rate indicated is the rate effective at September 30, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT —  Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$133,587	$—	$—	$—	$133,587
Common Stocks	26,900,835	—	—	—	—	26,900,835
Closed-End Funds	5,645,214	—	—	—	—	5,645,214
Currency Futures Contracts	—	28,701	—	—	—	28,701
Equity Futures Contracts	—	169,885	—	42,090	—	211,975
Equity Index Swap Agreements	—	—	—	16,755	—	16,755
Interest Rate Futures Contracts	—	5,953	—	22,434	—	28,387
Mutual Funds	23,073	—	—	—	—	23,073
Repurchase Agreements	—	—	12,349,687	—	—	12,349,687
U.S. Treasury Bills	—	—	899,958	—	—	899,958
Total	$32,569,122	$338,126	$13,249,645	$81,279	$—	$46,238,172

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$32,447	$—	$—	$—	$32,447
Common Stocks	15,371,612	—	—	—	—	15,371,612
Currency Futures Contracts	—	3,705	—	—	—	3,705
Equity Futures Contracts	—	197,553	—	14,624	—	212,177
Equity Index Swap Agreements	—	—	—	74,436	—	74,436
Exchange-Traded Funds	5,798,660	—	—	—	—	5,798,660
Interest Rate Futures Contracts	—	2,588	—	1,702	—	4,290
Options Written	67	—	—	—	—	67
Total	$21,170,339	$236,293	$—	$90,762	$—	$21,497,394

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 53.2%
Communications - 19.8%
Amazon.com, Inc.*	1,658	$1,388,260
Facebook, Inc. — Class A*	8,124	1,042,065
Alphabet, Inc. — Class C*	1,202	934,302
Alphabet, Inc. — Class A*	1,031	828,986
Cisco Systems, Inc.	17,590	557,955
Comcast Corp. — Class A	8,402	557,388
Charter Communications, Inc. — Class A*	948	255,932
Priceline Group, Inc.*	173	254,567
Baidu, Inc. ADR*	958	174,423
Netflix, Inc.*	1,500	147,825
Yahoo!, Inc.*	3,329	143,480
T-Mobile US, Inc.*	2,878	134,460
eBay, Inc.*	3,949	129,922
Twenty-First Century Fox, Inc. — Class A	3,721	90,123
JD.com, Inc. ADR*	3,203	83,566
Liberty Global plc*	2,256	74,538
Sirius XM Holdings, Inc.*	17,060	71,140
Twenty-First Century Fox, Inc. — Class B	2,793	69,099
Ctrip.com International Ltd. ADR*	1,309	60,960
Expedia, Inc.	480	56,026
Symantec Corp.	2,153	54,040
Viacom, Inc. — Class B	1,214	46,253
DISH Network Corp. — Class A*	793	43,441
Vodafone Group plc ADR	1,399	40,781
Liberty Global plc — Class A*	925	31,617
TripAdvisor, Inc.*	465	29,379
Discovery Communications, Inc. — Class C*	834	21,942
Liberty Ventures*	473	18,859
Discovery Communications, Inc. — Class A*	528	14,214
Liberty Global plc LiLAC — Class C*	26	729
Liberty Global plc LiLAC — Class A*	17	469
Total Communications		7,356,741
Technology - 19.4%
Apple, Inc.	18,845	2,130,428
Microsoft Corp.	27,253	1,569,774
Intel Corp.	16,546	624,611
QUALCOMM, Inc.	5,154	353,048
Texas Instruments, Inc.	3,509	246,261
Broadcom Ltd.	1,383	238,595
Adobe Systems, Inc.*	1,743	189,185
NVIDIA Corp.	1,871	128,201
NXP Semiconductor N.V.*	1,186	120,984
Activision Blizzard, Inc.	2,593	114,870
Applied Materials, Inc.	3,780	113,967
Cognizant Technology Solutions Corp. — Class A*	2,123	101,288
Intuit, Inc.	895	98,459
Electronic Arts, Inc.*	1,052	89,841
Fiserv, Inc.*	769	76,492
Paychex, Inc.	1,262	73,032
Cerner Corp.*	1,181	72,927
Analog Devices, Inc.	1,075	69,284
Micron Technology, Inc.*	3,632	64,577
NetEase, Inc. ADR	268	64,529
Western Digital Corp.	994	58,119
Autodesk, Inc.*	776	56,128
Lam Research Corp.	561	53,132
Skyworks Solutions, Inc.	656	49,948
Linear Technology Corp.	838	49,685
CA, Inc.	1,466	48,495
Xilinx, Inc.	887	48,200
Microchip Technology, Inc.	754	46,854
Check Point Software Technologies Ltd.*	600	46,566
Citrix Systems, Inc.*	545	46,445
Seagate Technology plc	1,048	40,400
Maxim Integrated Products, Inc.	992	39,611
NetApp, Inc.	973	34,853
Akamai Technologies, Inc.*	611	32,377
Total Technology		7,191,166
Consumer, Non-cyclical - 9.1%
Amgen, Inc.	2,617	436,542
Kraft Heinz Co.	4,259	381,224
Gilead Sciences, Inc.	4,615	365,139
Celgene Corp.*	2,711	283,381
Biogen, Inc.*	767	240,094
Mondelez International, Inc. — Class A	5,440	238,816
PayPal Holdings, Inc.*	4,221	172,934
Express Scripts Holding Co.*	2,204	155,448
Regeneron Pharmaceuticals, Inc.*	362	145,531
Automatic Data Processing, Inc.	1,596	140,767
Intuitive Surgical, Inc.*	135	97,852
Monster Beverage Corp.*	666	97,775
Alexion Pharmaceuticals, Inc.*	785	96,194
Illumina, Inc.*	513	93,192
Vertex Pharmaceuticals, Inc.*	867	75,611
Mylan N.V.*	1,872	71,361
Incyte Corp.*	657	61,949
BioMarin Pharmaceutical, Inc.*	598	55,327
Dentsply Sirona, Inc.	815	48,435
Verisk Analytics, Inc. — Class A*	591	48,036
Henry Schein, Inc.*	287	46,775
Whole Foods Market, Inc.	1,115	31,610
Total Consumer, Non-cyclical		3,383,993
Consumer, Cyclical - 4.4%
Walgreens Boots Alliance, Inc.	3,785	305,146
Starbucks Corp.	5,129	277,684
Costco Wholesale Corp.	1,533	233,798
Tesla Motors, Inc.*	522	106,504
O'Reilly Automotive, Inc.*	333	93,277
Ross Stores, Inc.	1,397	89,827
PACCAR, Inc.	1,226	72,064
American Airlines Group, Inc.	1,854	67,875
Dollar Tree, Inc.*	824	65,038
Marriott International, Inc. — Class A	890	59,924
Ulta Salon Cosmetics & Fragrance, Inc.*	218	51,880

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 53.2% (continued)
Consumer, Cyclical - 4.4% (continued)
Fastenal Co.	1,011	$42,240
Mattel, Inc.	1,191	36,063
Tractor Supply Co.	468	31,520
Liberty Interactive Corporation QVC Group — Class A*	1,562	31,256
Norwegian Cruise Line Holdings Ltd.*	794	29,934
Bed Bath & Beyond, Inc.	540	23,279
Total Consumer, Cyclical		1,617,309
Industrial - 0.5%
CSX Corp.	3,309	100,924
SBA Communications Corp. — Class A*	436	48,902
Stericycle, Inc.*	298	23,882
Total Industrial		173,708
Total Common Stocks
(Cost $18,026,725)		19,722,917

MUTUAL FUNDS† - 32.0%
Guggenheim Strategy Fund I1	398,389	9,955,738
Guggenheim Strategy Fund II1	75,488	1,882,667
Total Mutual Funds
(Cost $11,797,042)		11,838,405

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,272,497	1,272,497
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	323,687	323,687
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	323,687	323,687
Total Repurchase Agreements
(Cost $1,919,871)		1,919,871
Total Investments - 90.4%
(Cost $31,743,638)		$33,481,193
Other Assets & Liabilities, net - 9.6%		3,554,014
Total Net Assets - 100.0%		$37,035,207

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,337,240)	24	$55,052

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $19,532,882)	4,006	$148,587
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 1.05%[4], Terminating 10/27/16 (Notional Value $1,859,936)	381	22,328
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.75%[4], Terminating 10/31/16 (Notional Value $30,672,389)	6,291	381
(Total Notional Value $52,065,207)		$171,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$19,722,917	$—	$—	$—	$—	$19,722,917
Equity Futures Contracts	—	55,052	—	—	—	55,052
Equity Index Swap Agreements	—	—	—	171,296	—	171,296
Mutual Funds	11,838,405	—	—	—	—	11,838,405
Repurchase Agreements	—	—	1,919,871	—	—	1,919,871
Total	$31,561,322	$55,052	$1,919,871	$171,296	$—	$33,707,541

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 64.7%
Communications - 24.1%
Amazon.com, Inc.*	3,295	$2,758,937
Facebook, Inc. — Class A*	16,147	2,071,176
Alphabet, Inc. — Class C*	2,388	1,856,168
Alphabet, Inc. — Class A*	2,049	1,647,519
Cisco Systems, Inc.	34,962	1,108,995
Comcast Corp. — Class A	16,699	1,107,811
Charter Communications, Inc. — Class A*	1,883	508,354
Priceline Group, Inc.*	344	506,192
Baidu, Inc. ADR*	1,905	346,843
Netflix, Inc.*	2,980	293,679
Yahoo!, Inc.*	6,616	285,150
T-Mobile US, Inc.*	5,719	267,192
eBay, Inc.*	7,848	258,199
Twenty-First Century Fox, Inc. — Class A	7,396	179,131
JD.com, Inc. ADR*	6,366	166,089
Liberty Global plc*	4,482	148,085
Sirius XM Holdings, Inc.*	33,907	141,392
Twenty-First Century Fox, Inc. — Class B	5,551	137,332
Ctrip.com International Ltd. ADR*	2,601	121,129
Expedia, Inc.	953	111,234
Symantec Corp.	4,279	107,403
Viacom, Inc. — Class B	2,414	91,973
DISH Network Corp. — Class A*	1,574	86,224
Vodafone Group plc ADR	2,781	81,066
Liberty Global plc — Class A*	1,838	62,823
TripAdvisor, Inc.*	923	58,315
Discovery Communications, Inc. — Class C*	1,658	43,622
Liberty Ventures*	940	37,478
Discovery Communications, Inc. — Class A*	1,049	28,239
Liberty Global plc LiLAC — Class C*	60	1,683
Liberty Global plc LiLAC — Class A*	37	1,021
Total Communications		14,620,454
Technology - 23.6%
Apple, Inc.	37,455	4,234,287
Microsoft Corp.	54,166	3,119,962
Intel Corp.	32,886	1,241,448
QUALCOMM, Inc.	10,243	701,645
Texas Instruments, Inc.	6,973	489,365
Broadcom Ltd.	2,749	474,257
Adobe Systems, Inc.*	3,464	375,983
NVIDIA Corp.	3,719	254,826
NXP Semiconductor N.V.*	2,358	240,540
Activision Blizzard, Inc.	5,154	228,323
Applied Materials, Inc.	7,513	226,517
Cognizant Technology Solutions Corp. — Class A*	4,219	201,288
Intuit, Inc.	1,779	195,708
Electronic Arts, Inc.*	2,091	178,571
Fiserv, Inc.*	1,528	151,990
Paychex, Inc.	2,506	145,022
Cerner Corp.*	2,347	144,927
Analog Devices, Inc.	2,137	137,730
Micron Technology, Inc.*	7,218	128,336
NetEase, Inc. ADR	531	127,854
Western Digital Corp.	1,976	115,537
Autodesk, Inc.*	1,542	111,533
Lam Research Corp.	1,114	105,507
Skyworks Solutions, Inc.	1,303	99,210
Linear Technology Corp.	1,666	98,777
CA, Inc.	2,912	96,329
Xilinx, Inc.	1,762	95,747
Microchip Technology, Inc.	1,496	92,961
Check Point Software Technologies Ltd.*	1,192	92,511
Citrix Systems, Inc.*	1,082	92,208
Seagate Technology plc	2,084	80,338
Maxim Integrated Products, Inc.	1,971	78,702
NetApp, Inc.	1,934	69,276
Akamai Technologies, Inc.*	1,215	64,383
Total Technology		14,291,598
Consumer, Non-cyclical - 11.1%
Amgen, Inc.	5,202	867,745
Kraft Heinz Co.	8,464	757,613
Gilead Sciences, Inc.	9,173	725,767
Celgene Corp.*	5,388	563,207
Biogen, Inc.*	1,523	476,745
Mondelez International, Inc. — Class A	10,813	474,691
PayPal Holdings, Inc.*	8,389	343,697
Express Scripts Holding Co.*	4,381	308,992
Regeneron Pharmaceuticals, Inc.*	719	289,052
Automatic Data Processing, Inc.	3,171	279,682
Intuitive Surgical, Inc.*	268	194,254
Monster Beverage Corp.*	1,323	194,230
Alexion Pharmaceuticals, Inc.*	1,559	191,040
Illumina, Inc.*	1,019	185,112
Vertex Pharmaceuticals, Inc.*	1,722	150,176
Mylan N.V.*	3,718	141,730
Incyte Corp.*	1,307	123,237
BioMarin Pharmaceutical, Inc.*	1,189	110,006
Dentsply Sirona, Inc.	1,620	96,277
Verisk Analytics, Inc. — Class A*	1,175	95,504
Henry Schein, Inc.*	569	92,736
Whole Foods Market, Inc.	2,216	62,824
Total Consumer, Non-cyclical		6,724,317
Consumer, Cyclical - 5.3%
Walgreens Boots Alliance, Inc.	7,523	606,505
Starbucks Corp.	10,194	551,903
Costco Wholesale Corp.	3,045	464,393
Tesla Motors, Inc.*	1,037	211,579
O'Reilly Automotive, Inc.*	660	184,873
Ross Stores, Inc.	2,777	178,561
PACCAR, Inc.	2,437	143,247
American Airlines Group, Inc.	3,683	134,835
Dollar Tree, Inc.*	1,638	129,287
Marriott International, Inc. — Class A	1,768	119,039
Ulta Salon Cosmetics & Fragrance, Inc.*	434	103,283

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 64.7% (continued)
Consumer, Cyclical - 5.3% (continued)
Fastenal Co.	2,009	$83,936
Mattel, Inc.	2,368	71,703
Tractor Supply Co.	929	62,568
Liberty Interactive Corporation QVC Group — Class A*	3,105	62,131
Norwegian Cruise Line Holdings Ltd.*	1,579	59,528
Bed Bath & Beyond, Inc.	1,074	46,300
Total Consumer, Cyclical		3,213,671
Industrial - 0.6%
CSX Corp.	6,576	200,567
SBA Communications Corp. — Class A*	866	97,131
Stericycle, Inc.*	591	47,363
Total Industrial		345,061
Total Common Stocks
(Cost $27,086,112)		39,195,101

MUTUAL FUNDS† - 30.8%
Guggenheim Strategy Fund I1	641,414	16,028,947
Guggenheim Strategy Fund II1	106,153	2,647,443
Total Mutual Funds
(Cost $18,600,653)		18,676,390

	Face Amount
REPURCHASE AGREEMENTS††,2 - 3.3%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,270,246	1,270,246
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	363,531	363,531
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	363,531	363,531
Total Repurchase Agreements
(Cost $1,997,308)		1,997,308
Total Investments - 98.8%
(Cost $47,684,073)		$59,868,799
Other Assets & Liabilities, net - 1.2%		757,040
Total Net Assets - 100.0%		$60,625,839

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $6,427,410)	66	$64,217

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $4,871,040)	999	$37,054
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 1.05%[4], Terminating 10/27/16 (Notional Value $669,648)	137	8,042
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.75%[4], Terminating 10/31/16 (Notional Value $9,494,172)	1,947	120
(Total Notional Value $15,034,860)		$45,216

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$39,195,101	$—	$—	$—	$—	$39,195,101
Equity Futures Contracts	—	64,217	—	—	—	64,217
Equity Index Swap Agreements	—	—	—	45,216	—	45,216
Mutual Funds	18,676,390	—	—	—	—	18,676,390
Repurchase Agreements	—	—	1,997,308	—	—	1,997,308
Total	$57,871,491	$64,217	$1,997,308	$45,216	$—	$59,978,232

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 29.3%
Consumer, Non-cyclical - 6.9%
Johnson & Johnson	1,315	$155,340
Procter & Gamble Co.	1,283	115,150
Pfizer, Inc.	2,916	98,765
Merck & Company, Inc.	1,330	83,005
Coca-Cola Co.	1,868	79,053
PepsiCo, Inc.	692	75,269
Philip Morris International, Inc.	746	72,526
UnitedHealth Group, Inc.	458	64,121
Amgen, Inc.	360	60,051
Altria Group, Inc.	939	59,373
Medtronic plc	664	57,370
Gilead Sciences, Inc.	634	50,162
AbbVie, Inc.	783	49,384
Allergan plc*	190	43,759
Bristol-Myers Squibb Co.	803	43,298
Celgene Corp.*	373	38,990
Eli Lilly & Co.	467	37,481
Biogen, Inc.*	105	32,868
Mondelez International, Inc. — Class A	748	32,836
Colgate-Palmolive Co.	429	31,806
Thermo Fisher Scientific, Inc.	190	30,222
Abbott Laboratories	707	29,899
Kraft Heinz Co.	286	25,600
Danaher Corp.	292	22,890
PayPal Holdings, Inc.*	540	22,124
Kimberly-Clark Corp.	173	21,822
Express Scripts Holding Co.*	303	21,370
Aetna, Inc.	169	19,511
Automatic Data Processing, Inc.	219	19,316
Reynolds American, Inc.	398	18,766
General Mills, Inc.	287	18,334
Becton Dickinson and Co.	102	18,332
McKesson Corp.	109	18,176
Stryker Corp.	149	17,345
S&P Global, Inc.	127	16,073
Cigna Corp.	123	16,029
Anthem, Inc.	127	15,914
Boston Scientific Corp.*	654	15,565
Ecolab, Inc.	126	15,337
Regeneron Pharmaceuticals, Inc.*	36	14,473
Constellation Brands, Inc. — Class A	85	14,151
Intuitive Surgical, Inc.*	19	13,772
Kroger Co.	456	13,534
Alexion Pharmaceuticals, Inc.*	108	13,234
Humana, Inc.	72	12,736
Illumina, Inc.*	70	12,716
Zimmer Biomet Holdings, Inc.	96	12,482
Zoetis, Inc.	238	12,378
Edwards Lifesciences Corp.*	102	12,297
Sysco Corp.	246	12,056
Cardinal Health, Inc.	153	11,888
Archer-Daniels-Midland Co.	280	11,808
Baxter International, Inc.	235	11,186
St. Jude Medical, Inc.	137	10,927
HCA Holdings, Inc.*	142	10,740
Tyson Foods, Inc. — Class A	143	10,678
Vertex Pharmaceuticals, Inc.*	119	10,378
Molson Coors Brewing Co. — Class B	89	9,772
Monster Beverage Corp.*	65	9,543
ConAgra Foods, Inc.	200	9,422
Estee Lauder Companies, Inc. — Class A	106	9,387
Kellogg Co.	121	9,374
Nielsen Holdings plc	162	8,679
Moody's Corp.	80	8,662
Mylan N.V.*	221	8,425
Dr Pepper Snapple Group, Inc.	89	8,127
CR Bard, Inc.	35	7,850
Clorox Co.	62	7,761
Equifax, Inc.	57	7,671
JM Smucker Co.	56	7,590
Mead Johnson Nutrition Co. — Class A	89	7,032
AmerisourceBergen Corp. — Class A	87	7,028
Laboratory Corporation of America Holdings*	49	6,737
Dentsply Sirona, Inc.	112	6,656
Hershey Co.	67	6,405
Perrigo Company plc	69	6,371
Henry Schein, Inc.*	39	6,356
Verisk Analytics, Inc. — Class A*	76	6,177
Church & Dwight Company, Inc.	124	5,942
Global Payments, Inc.	74	5,680
Quest Diagnostics, Inc.	67	5,670
McCormick & Company, Inc.	55	5,496
Centene Corp.*	82	5,491
Universal Health Services, Inc. — Class B	43	5,298
DaVita, Inc.*	80	5,286
Hologic, Inc.*	133	5,164
Campbell Soup Co.	93	5,087
Hormel Foods Corp.	130	4,931
Western Union Co.	235	4,893
Cintas Corp.	41	4,617
Varian Medical Systems, Inc.*	45	4,479
Whole Foods Market, Inc.	153	4,338
Brown-Forman Corp. — Class B	88	4,175
Cooper Companies, Inc.	23	4,123
Total System Services, Inc.	80	3,772
Mallinckrodt plc*	52	3,629
Avery Dennison Corp.	43	3,345
United Rentals, Inc.*	41	3,218
H&R Block, Inc.	105	2,431
Robert Half International, Inc.	63	2,385
Quanta Services, Inc.*	73	2,043
Endo International plc*	95	1,914
Patterson Companies, Inc.	40	1,838
Coty, Inc. — Class A*	33	776
Crimson Wine Group Ltd.*	–	–
Total Consumer, Non-cyclical		2,155,712
Financial - 5.0%
Berkshire Hathaway, Inc. — Class B*	913	131,901

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 29.3% (continued)
Financial - 5.0% (continued)
JPMorgan Chase & Co.	1,737	$115,667
Wells Fargo & Co.	2,183	96,663
Bank of America Corp.	4,906	76,779
Visa, Inc. — Class A	907	75,009
Citigroup, Inc.	1,397	65,980
Mastercard, Inc. — Class A	461	46,916
U.S. Bancorp	774	33,197
Simon Property Group, Inc.	151	31,259
Goldman Sachs Group, Inc.	181	29,190
American International Group, Inc.	489	29,017
Chubb Ltd.	224	28,146
American Express Co.	373	23,887
MetLife, Inc.	528	23,459
American Tower Corp. — Class A	205	23,233
Morgan Stanley	708	22,698
BlackRock, Inc. — Class A	59	21,386
PNC Financial Services Group, Inc.	236	21,260
Bank of New York Mellon Corp.	513	20,458
Charles Schwab Corp.	579	18,279
Capital One Financial Corp.	243	17,455
Prudential Financial, Inc.	210	17,147
CME Group, Inc. — Class A	163	17,036
Marsh & McLennan Companies, Inc.	249	16,745
Public Storage	72	16,065
Travelers Companies, Inc.	139	15,922
Intercontinental Exchange, Inc.	57	15,354
Crown Castle International Corp.	162	15,262
BB&T Corp.	392	14,786
Aon plc	128	14,399
Aflac, Inc.	197	14,158
Prologis, Inc.	253	13,546
Welltower, Inc.	172	12,861
Allstate Corp.	179	12,383
State Street Corp.	176	12,255
Equinix, Inc.	34	12,249
Ventas, Inc.	169	11,936
AvalonBay Communities, Inc.	66	11,737
Weyerhaeuser Co.	360	11,498
Equity Residential	176	11,322
Discover Financial Services	194	10,971
Synchrony Financial	381	10,668
SunTrust Banks, Inc.	241	10,556
Boston Properties, Inc.	74	10,085
Progressive Corp.	280	8,820
M&T Bank Corp.	75	8,708
HCP, Inc.	225	8,539
Vornado Realty Trust	83	8,400
Realty Income Corp.	124	8,299
Willis Towers Watson plc	62	8,232
T. Rowe Price Group, Inc.	120	7,980
Hartford Financial Services Group, Inc.	186	7,965
Ameriprise Financial, Inc.	78	7,782
General Growth Properties, Inc.	281	7,756
Fifth Third Bancorp	368	7,529
Northern Trust Corp.	102	6,935
Essex Property Trust, Inc.	31	6,904
Digital Realty Trust, Inc.	71	6,896
Principal Financial Group, Inc.	129	6,645
KeyCorp	520	6,328
Citizens Financial Group, Inc.	250	6,178
Invesco Ltd.	197	6,160
Franklin Resources, Inc.	169	6,011
Alliance Data Systems Corp.*	28	6,007
Regions Financial Corp.	603	5,952
Kimco Realty Corp.	202	5,848
Host Hotels & Resorts, Inc.	357	5,558
Loews Corp.	133	5,473
Cincinnati Financial Corp.	72	5,430
Lincoln National Corp.	112	5,262
Federal Realty Investment Trust	34	5,234
SL Green Realty Corp.	48	5,189
Huntington Bancshares, Inc.	522	5,147
Extra Space Storage, Inc.	60	4,765
Macerich Co.	58	4,690
UDR, Inc.	128	4,607
XL Group Ltd.	132	4,439
Iron Mountain, Inc.	118	4,429
Arthur J Gallagher & Co.	85	4,324
CBRE Group, Inc. — Class A*	144	4,029
Unum Group	113	3,990
Comerica, Inc.	84	3,975
E*TRADE Financial Corp.*	132	3,844
Affiliated Managers Group, Inc.*	26	3,762
Nasdaq, Inc.	55	3,715
Torchmark Corp.	54	3,450
Apartment Investment & Management Co. — Class A	75	3,443
Zions Bancorporation	99	3,071
Assurant, Inc.	29	2,675
People's United Financial, Inc.	150	2,373
Navient Corp.	152	2,199
Legg Mason, Inc.	44	1,473
Total Financial		1,527,200
Communications - 4.0%
Amazon.com, Inc.*	189	158,251
Facebook, Inc. — Class A*	1,117	143,277
AT&T, Inc.	2,958	120,124
Alphabet, Inc. — Class A*	142	114,176
Alphabet, Inc. — Class C*	142	110,375
Verizon Communications, Inc.	1,960	101,881
Cisco Systems, Inc.	2,418	76,700
Comcast Corp. — Class A	1,155	76,622
Walt Disney Co.	711	66,023
Priceline Group, Inc.*	24	35,316
Time Warner, Inc.	374	29,774
Charter Communications, Inc. — Class A*	104	28,077
Netflix, Inc.*	206	20,301
Yahoo!, Inc.*	421	18,145
eBay, Inc.*	505	16,615
Twenty-First Century Fox, Inc. — Class A	512	12,401
CBS Corp. — Class B	196	10,730
Omnicom Group, Inc.	114	9,690
Symantec Corp.	296	7,430

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 29.3% (continued)
Communications - 4.0% (continued)
CenturyLink, Inc.	263	$7,214
Expedia, Inc.	58	6,770
Level 3 Communications, Inc.*	140	6,493
Viacom, Inc. — Class B	167	6,363
Motorola Solutions, Inc.	80	6,102
Twenty-First Century Fox, Inc. — Class B	234	5,789
Juniper Networks, Inc.	184	4,427
Interpublic Group of Companies, Inc.	193	4,314
F5 Networks, Inc.*	32	3,988
VeriSign, Inc.*	45	3,521
TripAdvisor, Inc.*	55	3,475
Scripps Networks Interactive, Inc. — Class A	46	2,921
Discovery Communications, Inc. — Class C*	108	2,841
News Corp. — Class A	183	2,558
Frontier Communications Corp.	564	2,346
TEGNA, Inc.	103	2,252
Discovery Communications, Inc. — Class A*	73	1,965
News Corp. — Class B	58	825
Total Communications		1,230,072
Technology - 3.9%
Apple, Inc.	2,591	292,913
Microsoft Corp.	3,747	215,828
Intel Corp.	2,275	85,880
International Business Machines Corp.	418	66,399
Oracle Corp.	1,447	56,838
QUALCOMM, Inc.	709	48,567
Accenture plc — Class A	299	36,529
Texas Instruments, Inc.	482	33,827
Broadcom Ltd.	190	32,779
Adobe Systems, Inc.*	240	26,050
salesforce.com, Inc.*	310	22,112
Hewlett Packard Enterprise Co.	799	18,177
NVIDIA Corp.	257	17,610
Applied Materials, Inc.	520	15,678
Activision Blizzard, Inc.	328	14,530
Cognizant Technology Solutions Corp. — Class A*	292	13,931
Intuit, Inc.	118	12,981
HP, Inc.	823	12,781
Electronic Arts, Inc.*	145	12,383
Fidelity National Information Services, Inc.	158	12,171
Fiserv, Inc.*	106	10,544
Analog Devices, Inc.	148	9,539
Cerner Corp.*	145	8,954
Paychex, Inc.	154	8,912
Micron Technology, Inc.*	499	8,872
Western Digital Corp.	137	8,010
Lam Research Corp.	77	7,293
Red Hat, Inc.*	87	7,032
Skyworks Solutions, Inc.	90	6,853
Linear Technology Corp.	115	6,818
Autodesk, Inc.*	94	6,799
Xilinx, Inc.	122	6,629
Microchip Technology, Inc.	104	6,463
Citrix Systems, Inc.*	75	6,392
Seagate Technology plc	144	5,551
KLA-Tencor Corp.	75	5,228
CA, Inc.	151	4,995
NetApp, Inc.	134	4,800
Akamai Technologies, Inc.*	84	4,451
Xerox Corp.	409	4,143
Qorvo, Inc.*	61	3,400
Dun & Bradstreet Corp.	17	2,323
Teradata Corp.*	63	1,953
CSRA, Inc.	70	1,883
Pitney Bowes, Inc.	89	1,616
Dell Technologies Incorporated - VMware Inc — Class V*	1	28
Total Technology		1,197,445
Industrial - 2.9%
General Electric Co.	4,309	127,632
3M Co.	291	51,282
Honeywell International, Inc.	366	42,672
Union Pacific Corp.	400	39,012
United Technologies Corp.	374	37,998
Boeing Co.	279	36,755
United Parcel Service, Inc. — Class B	332	36,307
Lockheed Martin Corp.	121	29,006
Caterpillar, Inc.	281	24,944
General Dynamics Corp.	138	21,412
Johnson Controls International plc	454	21,132
FedEx Corp.	117	20,438
Raytheon Co.	142	19,330
Illinois Tool Works, Inc.	154	18,455
Northrop Grumman Corp.	86	18,400
Emerson Electric Co.	309	16,844
Eaton Corporation plc	219	14,390
CSX Corp.	455	13,878
Norfolk Southern Corp.	141	13,685
Waste Management, Inc.	196	12,497
Deere & Co.	139	11,864
Corning, Inc.	499	11,802
TE Connectivity Ltd.	171	11,009
Cummins, Inc.	75	9,611
Amphenol Corp. — Class A	148	9,608
Roper Technologies, Inc.	49	8,941
Stanley Black & Decker, Inc.	72	8,855
Ingersoll-Rand plc	124	8,425
Parker-Hannifin Corp.	64	8,034
Rockwell Automation, Inc.	62	7,585
Agilent Technologies, Inc.	157	7,392
Fortive Corp.	145	7,381
Vulcan Materials Co.	64	7,279
TransDigm Group, Inc.*	24	6,939
Ball Corp.	84	6,884
Waters Corp.*	39	6,181
WestRock Co.	121	5,866
Republic Services, Inc. — Class A	112	5,650

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 29.3% (continued)
Industrial - 2.9% (continued)
L-3 Communications Holdings, Inc.	37	$5,577
Acuity Brands, Inc.	21	5,557
Martin Marietta Materials, Inc.	31	5,552
Dover Corp.	75	5,523
Harris Corp.	60	5,497
Mettler-Toledo International, Inc.*	13	5,458
Masco Corp.	159	5,456
AMETEK, Inc.	112	5,351
Rockwell Collins, Inc.	62	5,229
Textron, Inc.	130	5,168
Pentair plc	80	5,139
CH Robinson Worldwide, Inc.	69	4,862
Kansas City Southern	52	4,853
Xylem, Inc.	86	4,511
Expeditors International of Washington, Inc.	87	4,482
Sealed Air Corp.	95	4,353
Fortune Brands Home & Security, Inc.	74	4,299
Snap-on, Inc.	28	4,255
Fluor Corp.	67	3,438
J.B. Hunt Transport Services, Inc.	42	3,408
Stericycle, Inc.*	41	3,286
Allegion plc	46	3,170
Flowserve Corp.	63	3,039
Jacobs Engineering Group, Inc.*	58	3,000
PerkinElmer, Inc.	53	2,974
Garmin Ltd.	55	2,646
FLIR Systems, Inc.	66	2,074
Ryder System, Inc.	26	1,715
Owens-Illinois, Inc.*	78	1,434
Total Industrial		886,681
Consumer, Cyclical - 2.8%
Home Depot, Inc.	594	76,436
Wal-Mart Stores, Inc.	729	52,575
McDonald's Corp.	410	47,298
CVS Health Corp.	513	45,652
Starbucks Corp.	705	38,169
NIKE, Inc. — Class B	648	34,117
Walgreens Boots Alliance, Inc.	411	33,135
Costco Wholesale Corp.	211	32,180
Lowe's Companies, Inc.	421	30,400
TJX Companies, Inc.	316	23,631
Ford Motor Co.	1,876	22,643
General Motors Co.	683	21,699
Target Corp.	276	18,956
Yum! Brands, Inc.	178	16,164
Delta Air Lines, Inc.	360	14,169
O'Reilly Automotive, Inc.*	46	12,885
Ross Stores, Inc.	191	12,281
Newell Brands, Inc.	232	12,217
Southwest Airlines Co.	298	11,589
AutoZone, Inc.*	14	10,757
Marriott International, Inc. — Class A	156	10,490
Carnival Corp.	208	10,155
PACCAR, Inc.	169	9,934
Delphi Automotive plc	131	9,343
American Airlines Group, Inc.	255	9,336
VF Corp.	160	8,967
Dollar Tree, Inc.*	113	8,919
Dollar General Corp.	125	8,749
L Brands, Inc.	115	8,139
United Continental Holdings, Inc.*	141	7,398
Genuine Parts Co.	72	7,232
Ulta Salon Cosmetics & Fragrance, Inc.*	28	6,664
Royal Caribbean Cruises Ltd.	81	6,071
WW Grainger, Inc.	27	6,071
Mohawk Industries, Inc.*	30	6,010
Chipotle Mexican Grill, Inc. — Class A*	14	5,929
Whirlpool Corp.	36	5,838
Fastenal Co.	139	5,807
Macy's, Inc.	148	5,483
LKQ Corp.*	148	5,248
Advance Auto Parts, Inc.	35	5,219
Best Buy Company, Inc.	133	5,078
Mattel, Inc.	164	4,966
DR Horton, Inc.	163	4,922
CarMax, Inc.*	92	4,908
Coach, Inc.	134	4,898
Hanesbrands, Inc.	182	4,596
Harley-Davidson, Inc.	86	4,523
Foot Locker, Inc.	65	4,402
Tractor Supply Co.	64	4,310
PVH Corp.	39	4,310
Hasbro, Inc.	54	4,284
Goodyear Tire & Rubber Co.	126	4,070
Alaska Air Group, Inc.	59	3,886
Lennar Corp. — Class A	90	3,811
Michael Kors Holdings Ltd.*	81	3,790
Tiffany & Co.	52	3,777
Kohl's Corp.	86	3,763
Darden Restaurants, Inc.	61	3,741
Wynn Resorts Ltd.	38	3,702
Wyndham Worldwide Corp.	53	3,568
BorgWarner, Inc.	97	3,412
Under Armour, Inc. — Class A*	88	3,404
Bed Bath & Beyond, Inc.	74	3,190
Under Armour, Inc. — Class C*	89	3,014
PulteGroup, Inc.	149	2,986
Leggett & Platt, Inc.	64	2,917
Nordstrom, Inc.	56	2,905
Harman International Industries, Inc.	34	2,871
Ralph Lauren Corp. — Class A	27	2,731
Signet Jewelers Ltd.	36	2,683
Staples, Inc.	313	2,676
The Gap, Inc.	105	2,335
AutoNation, Inc.*	32	1,559
Urban Outfitters, Inc.*	43	1,484
Total Consumer, Cyclical		847,427

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 29.3% (continued)
Energy - 2.1%
Exxon Mobil Corp.	1,994	$174,035
Chevron Corp.	907	93,348
Schlumberger Ltd.	669	52,610
Occidental Petroleum Corp.	367	26,762
ConocoPhillips	595	25,865
EOG Resources, Inc.	265	25,628
Kinder Morgan, Inc.	923	21,349
Halliburton Co.	414	18,580
Phillips 66	214	17,238
Anadarko Petroleum Corp.	262	16,600
Pioneer Natural Resources Co.	82	15,223
Spectra Energy Corp.	337	14,407
Valero Energy Corp.	222	11,766
Apache Corp.	182	11,624
Devon Energy Corp.	252	11,116
Baker Hughes, Inc.	206	10,397
Marathon Petroleum Corp.	254	10,310
Williams Companies, Inc.	328	10,079
Concho Resources, Inc.*	68	9,340
Noble Energy, Inc.	207	7,398
Hess Corp.	129	6,917
National Oilwell Varco, Inc.	182	6,687
Marathon Oil Corp.	407	6,435
Cimarex Energy Co.	46	6,181
Equities Corp.	83	6,028
Cabot Oil & Gas Corp. — Class A	224	5,779
ONEOK, Inc.	101	5,190
Tesoro Corp.	57	4,535
Newfield Exploration Co.*	95	4,129
Helmerich & Payne, Inc.	52	3,500
Range Resources Corp.	90	3,488
Southwestern Energy Co.*	237	3,280
FMC Technologies, Inc.*	108	3,204
Murphy Oil Corp.	78	2,371
Chesapeake Energy Corp.*	314	1,969
Transocean Ltd.*	165	1,759
First Solar, Inc.*	37	1,461
Total Energy		656,588
Utilities - 1.0%
NextEra Energy, Inc.	225	27,523
Duke Energy Corp.	331	26,493
Southern Co.	471	24,162
Dominion Resources, Inc.	301	22,354
American Electric Power Company, Inc.	236	15,154
Exelon Corp.	444	14,781
PG&E Corp.	240	14,681
Sempra Energy	120	12,863
Edison International	157	11,343
PPL Corp.	326	11,270
Consolidated Edison, Inc.	146	10,994
Public Service Enterprise Group, Inc.	243	10,174
Xcel Energy, Inc.	244	10,038
WEC Energy Group, Inc.	152	9,102
Eversource Energy	153	8,290
DTE Energy Co.	86	8,056
FirstEnergy Corp.	204	6,748
Entergy Corp.	86	6,599
American Water Works Company, Inc.	86	6,436
Ameren Corp.	117	5,754
CMS Energy Corp.	134	5,629
SCANA Corp.	69	4,994
CenterPoint Energy, Inc.	207	4,809
Alliant Energy Corp.	109	4,176
AES Corp.	317	4,073
Pinnacle West Capital Corp.	53	4,027
NiSource, Inc.	155	3,737
NRG Energy, Inc.	152	1,704
Total Utilities		295,964
Basic Materials - 0.7%
EI du Pont de Nemours & Co.	420	28,127
Dow Chemical Co.	542	28,092
Monsanto Co.	210	21,462
Praxair, Inc.	137	16,554
Air Products & Chemicals, Inc.	104	15,635
PPG Industries, Inc.	128	13,230
LyondellBasell Industries N.V. — Class A	164	13,229
Sherwin-Williams Co.	39	10,790
Newmont Mining Corp.	255	10,019
International Paper Co.	198	9,500
Nucor Corp.	153	7,566
Alcoa, Inc.	632	6,408
Freeport-McMoRan, Inc.	588	6,386
International Flavors & Fragrances, Inc.	38	5,433
Eastman Chemical Co.	71	4,805
Albemarle Corp.	54	4,616
Mosaic Co.	168	4,109
FMC Corp.	64	3,094
CF Industries Holdings, Inc.	112	2,727
Total Basic Materials		211,782
Diversified - 0.0%
Leucadia National Corp.	156	2,970
Total Common Stocks
(Cost $7,087,435)		9,011,841

MUTUAL FUNDS† - 47.3%
Guggenheim Strategy Fund I1	295,153	7,375,870
Guggenheim Strategy Fund II1	288,701	7,200,191
Total Mutual Funds
(Cost $14,526,571)		14,576,061

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 17.9%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$3,449,882	$3,449,882
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	1,036,331	1,036,331
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,036,331	1,036,331
Total Repurchase Agreements
(Cost $5,522,544)		5,522,544
Total Investments - 94.5%
(Cost $27,136,550)		$29,110,446
Other Assets & Liabilities, net - 5.5%		1,687,367
Total Net Assets - 100.0%		$30,797,813

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,160,250)	20	$44,224

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2016 S&P 500 Index Swap 0.93%[4], Terminating 10/26/16 (Notional Value $13,684,576)	6,311	$139,924
BNP Paribas November 2016 S&P 500 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $6,255,249)	2,885	49,090
Barclays Bank plc October 2016 S&P 500 Index Swap 0.80%[4], Terminating 10/31/16 (Notional Value $15,240,572)	7,029	6,218
(Total Notional Value $35,180,397)		$195,232
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$9,011,841	$—	$—	$—	$—	$9,011,841
Equity Futures Contracts	—	44,224	—	—	—	44,224
Equity Index Swap Agreements	—	—	—	195,232	—	195,232
Mutual Funds	14,576,061	—	—	—	—	14,576,061
Repurchase Agreements	—	—	5,522,544	—	—	5,522,544
Total	$23,587,902	$44,224	$5,522,544	$195,232	$—	$29,349,902

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.1%
Mining - 96.1%
Barrick Gold Corp.	124,321	$2,202,967
Newmont Mining Corp.	55,393	2,176,391
Freeport-McMoRan, Inc.	175,304	1,903,801
Goldcorp, Inc.	112,913	1,865,323
Agnico Eagle Mines Ltd.	32,004	1,733,977
Franco-Nevada Corp.	24,169	1,688,688
Silver Wheaton Corp.	62,154	1,680,023
Randgold Resources Ltd. ADR	15,061	1,507,154
AngloGold Ashanti Ltd. ADR*	79,515	1,265,879
Royal Gold, Inc.	14,274	1,105,236
Kinross Gold Corp.*	261,539	1,101,079
Gold Fields Ltd. ADR	194,931	945,415
Tahoe Resources, Inc.	73,236	939,619
Yamana Gold, Inc.	217,642	938,037
Cia de Minas Buenaventura S.A.A. ADR	67,675	936,622
Sibanye Gold Ltd. ADR	61,839	873,785
Pan American Silver Corp.	46,372	817,075
Eldorado Gold Corp.*	202,578	796,132
B2Gold Corp.*	277,230	729,115
Hecla Mining Co.	124,982	712,397
Alamos Gold, Inc. — Class A	86,642	710,464
New Gold, Inc.*	162,137	705,296
Coeur Mining, Inc.*	55,886	661,131
Novagold Resources, Inc.*	116,902	654,651
Pretium Resources, Inc.*	63,438	651,508
Stillwater Mining Co.*	47,651	636,617
IAMGOLD Corp.*	155,717	630,654
First Majestic Silver Corp.*	57,636	593,651
Harmony Gold Mining Company Ltd. ADR	168,080	586,599
Silver Standard Resources, Inc.*	46,790	564,287
Sandstorm Gold Ltd.*	78,187	393,281
Seabridge Gold, Inc.*	34,018	375,219
McEwen Mining, Inc.	65,670	241,009
Fortuna Silver Mines, Inc.*	32,780	237,327
Endeavour Silver Corp.*	37,900	194,427
Richmont Mines, Inc.*	19,290	193,865
Total Mining		33,948,701
Total Common Stocks
(Cost $18,361,183)		33,948,701

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	31,461	1,393,408
Total Exchange-Traded Funds
(Cost $648,431)		1,393,408

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$378	378
Total Repurchase Agreement
(Cost $378)		378
Total Investments - 100.0%
(Cost $19,009,992)		$35,342,487
Other Assets & Liabilities, net - 0.0%		10,378
Total Net Assets - 100.0%		$35,352,865
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$33,948,701	$—	$—	$33,948,701
Exchange-Traded Funds	1,393,408	—	—	1,393,408
Repurchase Agreement	—	378	—	378
Total	$35,342,109	$378	$—	$35,342,487

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
REITs - 93.6%
REITs-Diversified - 20.6%
American Tower Corp. — Class A	2,786	$315,737
Crown Castle International Corp.	2,717	255,969
Weyerhaeuser Co.	7,013	223,995
Equinix, Inc.	621	223,715
Vornado Realty Trust	1,946	196,955
Digital Realty Trust, Inc.	1,774	172,291
EPR Properties	1,899	149,527
Duke Realty Corp.	5,115	139,793
WP Carey, Inc.	1,797	115,960
Lamar Advertising Co. — Class A	1,774	115,860
Forest City Realty Trust, Inc. — Class A	4,788	110,746
Liberty Property Trust	2,719	109,712
Communications Sales & Leasing, Inc.	3,118	97,936
STORE Capital Corp.	3,267	96,278
Retail Properties of America, Inc. — Class A	5,377	90,334
Outfront Media, Inc.	3,473	82,136
New Residential Investment Corp.	5,892	81,369
PS Business Parks, Inc.	715	81,203
Rayonier, Inc.	3,055	81,080
DuPont Fabros Technology, Inc.	1,874	77,303
Lexington Realty Trust	6,871	70,771
NorthStar Realty Finance Corp.	5,279	69,524
Washington Real Estate Investment Trust	2,197	68,371
Cousins Properties, Inc.	6,203	64,759
American Assets Trust, Inc.	1,461	63,378
STAG Industrial, Inc.	2,550	62,501
GEO Group, Inc.	2,604	61,923
Potlatch Corp.	1,480	57,557
Corrections Corporation of America	3,775	52,359
Total REITs-Diversified		3,389,042
REITs-Office Property - 11.8%
Boston Properties, Inc.	1,507	205,388
SL Green Realty Corp.	1,369	147,989
VEREIT, Inc.	13,952	144,682
Alexandria Real Estate Equities, Inc.	1,214	132,047
Kilroy Realty Corp.	1,632	113,179
Douglas Emmett, Inc.	2,900	106,227
Highwoods Properties, Inc.	1,959	102,103
Gramercy Property Trust	9,437	90,973
Hudson Pacific Properties, Inc.	2,722	89,472
Equity Commonwealth*	2,880	87,034
Paramount Group, Inc.	5,084	83,327
Piedmont Office Realty Trust, Inc. — Class A	3,752	81,681
Empire State Realty Trust, Inc. — Class A	3,851	80,678
Corporate Office Properties Trust	2,640	74,844
Brandywine Realty Trust	4,764	74,414
Columbia Property Trust, Inc.	3,287	73,596
Mack-Cali Realty Corp.	2,605	70,908
Parkway Properties, Inc.	3,546	60,317
Government Properties Income Trust	2,529	57,206
New York REIT, Inc.	6,012	55,010
Total REITs-Office Property		1,931,075
REITs-Apartments - 9.9%
AvalonBay Communities, Inc.	1,251	222,478
Equity Residential	3,353	215,698
Essex Property Trust, Inc.	765	170,366
UDR, Inc.	3,899	140,325
Apartment Investment & Management Co. — Class A	2,666	122,396
Mid-America Apartment Communities, Inc.	1,277	120,025
Camden Property Trust	1,429	119,664
American Campus Communities, Inc.	2,334	118,731
American Homes 4 Rent — Class A	4,715	102,033
Post Properties, Inc.	1,278	84,514
Education Realty Trust, Inc.	1,853	79,938
Colony Starwood Homes	2,569	73,730
Monogram Residential Trust, Inc.	5,830	62,031
Total REITs-Apartments		1,631,929
REITs-Health Care - 9.4%
Welltower, Inc.	3,103	232,010
Ventas, Inc.	3,205	226,369
HCP, Inc.	5,012	190,205
Omega Healthcare Investors, Inc.	3,340	118,403
Senior Housing Properties Trust	4,668	106,010
Healthcare Trust of America, Inc. — Class A	2,972	96,947
Healthcare Realty Trust, Inc.	2,621	89,271
Medical Properties Trust, Inc.	5,871	86,715
Physicians Realty Trust	3,650	78,621
National Health Investors, Inc.	1,000	78,480
Care Capital Properties, Inc.	2,423	69,056
LTC Properties, Inc.	1,246	64,780
Sabra Health Care REIT, Inc.	2,355	59,299
New Senior Investment Group, Inc.	3,840	44,314
Total REITs-Health Care		1,540,480
REITs-Shopping Centers - 7.8%
Kimco Realty Corp.	5,384	155,866
Federal Realty Investment Trust	958	147,465
Brixmor Property Group, Inc.	4,696	130,502
Regency Centers Corp.	1,643	127,316
DDR Corp.	6,417	111,848
Weingarten Realty Investors	2,561	99,828
Equity One, Inc.	3,098	94,830
Acadia Realty Trust	2,137	77,445
Urban Edge Properties	2,689	75,668
Retail Opportunity Investments Corp.	3,186	69,965
Kite Realty Group Trust	2,465	68,330

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
REITs - 93.6% (continued)
REITs-Shopping Centers - 7.8% (continued)
Seritage Growth Properties	1,160	$58,789
Ramco-Gershenson Properties Trust	2,966	55,583
Total REITs-Shopping Centers		1,273,435
REITs-Mortgage - 6.7%
Annaly Capital Management, Inc.	13,883	145,772
AGNC Investment Corp.	5,836	114,035
Starwood Property Trust, Inc.	4,596	103,502
Chimera Investment Corp.	4,806	76,656
Two Harbors Investment Corp.	8,848	75,473
Blackstone Mortgage Trust, Inc. — Class A	2,551	75,127
MFA Financial, Inc.	9,890	73,977
Colony Capital, Inc. — Class A	3,540	64,534
Invesco Mortgage Capital, Inc.	3,773	57,463
Apollo Commercial Real Estate Finance, Inc.	3,100	50,747
CYS Investments, Inc.	5,814	50,698
Redwood Trust, Inc.	3,373	47,762
PennyMac Mortgage Investment Trust	2,976	46,366
Capstead Mortgage Corp.	4,399	41,483
ARMOUR Residential REIT, Inc.	1,820	41,023
iStar, Inc.*	3,662	39,293
Total REITs-Mortgage		1,103,911
REITs-Regional Malls - 6.7%
Simon Property Group, Inc.	1,739	359,990
General Growth Properties, Inc.	7,882	217,543
Macerich Co.	1,886	152,521
Taubman Centers, Inc.	1,268	94,352
Tanger Factory Outlet Centers, Inc.	2,229	86,842
Washington Prime Group, Inc.	5,554	68,759
CBL & Associates Properties, Inc.	5,161	62,655
Pennsylvania Real Estate Investment Trust	2,449	56,400
Total REITs-Regional Malls		1,099,062
REITs-Hotels - 6.6%
Host Hotels & Resorts, Inc.	9,609	149,612
MGM Growth Properties LLC — Class A	4,100	106,887
Hospitality Properties Trust	3,361	99,889
Apple Hospitality REIT, Inc.	4,900	90,699
Sunstone Hotel Investors, Inc.	5,872	75,103
LaSalle Hotel Properties	3,012	71,896
RLJ Lodging Trust	3,398	71,460
Ryman Hospitality Properties, Inc.	1,413	68,050
Pebblebrook Hotel Trust	2,301	61,207
DiamondRock Hospitality Co.	6,551	59,614
Xenia Hotels & Resorts, Inc.	3,717	56,424
Chesapeake Lodging Trust	2,249	51,502
Summit Hotel Properties, Inc.	3,568	46,955
FelCor Lodging Trust, Inc.	6,470	41,602
Hersha Hospitality Trust	2,125	38,293
Total REITs-Hotels		1,089,193
REITs-Storage - 4.9%
Public Storage	1,272	283,835
Iron Mountain, Inc.	3,795	142,426
Extra Space Storage, Inc.	1,788	141,985
CubeSmart	3,657	99,690
Life Storage, Inc.	1,020	90,719
National Storage Affiliates Trust	1,910	39,995
Total REITs-Storage		798,650
REITs-Warehouse/Industries - 4.3%
Prologis, Inc.	4,505	241,199
DCT Industrial Trust, Inc.	1,955	94,915
CyrusOne, Inc.	1,840	87,529
First Industrial Realty Trust, Inc.	2,911	82,148
EastGroup Properties, Inc.	974	71,647
QTS Realty Trust, Inc. — Class A	1,324	69,973
Rexford Industrial Realty, Inc.	2,486	56,905
Total REITs-Warehouse/Industries		704,316
REITs-Single Tenant - 3.0%
Realty Income Corp.	2,832	189,547
National Retail Properties, Inc.	2,451	124,633
Spirit Realty Capital, Inc.	8,556	114,051
Select Income REIT	2,598	69,886
Total REITs-Single Tenant		498,117
REITs-Manufactured Homes - 1.4%
Equity LifeStyle Properties, Inc.	1,490	114,998
Sun Communities, Inc.	1,379	108,224
Total REITs-Manufactured Homes		223,222
REITS-Diversified - 0.5%
CoreSite Realty Corp.	1,155	85,516
Total REITs		15,367,948
Real Estate - 4.6%
Real Estate Management/Services - 2.4%
CBRE Group, Inc. — Class A*	4,858	135,926
Jones Lang LaSalle, Inc.	889	101,159
Realogy Holdings Corp.	3,382	87,459
Kennedy-Wilson Holdings, Inc.	3,203	72,228
Total Real Estate Management/Services		396,772
Real Estate Operations/Development - 2.2%
Howard Hughes Corp.*	832	95,264
Brookfield Asset Management, Inc. — Class A	2,645	93,051
Alexander & Baldwin, Inc.	1,604	61,626
St. Joe Co.*	2,905	53,394
Four Corners Property Trust, Inc.	2,442	52,088
Total Real Estate Operations/Development		355,423
Total Real Estate		752,195
Entertainment - 0.7%
Casino Services - 0.7%
Gaming and Leisure Properties, Inc.	3,524	117,878

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*	2,340	$75,816
Total Common Stocks
(Cost $10,828,934)		16,313,837

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$73,697	$73,697
Total Repurchase Agreement
(Cost $73,697)		73,697
Total Investments - 99.8%
(Cost $10,902,631)		$16,387,534
Other Assets & Liabilities, net - 0.2%		24,706
Total Net Assets - 100.0%		$16,412,240
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

REIT Real Estate Investment Trust

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,313,837	$—	$—	$16,313,837
Repurchase Agreement	—	73,697	—	73,697
Total	$16,313,837	$73,697	$—	$16,387,534

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 74.3%
Wal-Mart Stores, Inc.	2,994	$215,928
Home Depot, Inc.	1,424	183,240
CVS Health Corp.	1,570	139,715
Walgreens Boots Alliance, Inc.	1,670	134,635
Costco Wholesale Corp.	774	118,043
Lowe's Companies, Inc.	1,599	115,464
TJX Companies, Inc.	1,351	101,028
Target Corp.	1,316	90,383
O'Reilly Automotive, Inc.*	273	76,470
Ross Stores, Inc.	1,174	75,488
AutoZone, Inc.*	93	71,456
L Brands, Inc.	915	64,755
Dollar General Corp.	899	62,921
Dollar Tree, Inc.*	787	62,118
Ulta Salon Cosmetics & Fragrance, Inc.*	242	57,591
Genuine Parts Co.	567	56,955
Best Buy Company, Inc.	1,336	51,008
Macy's, Inc.	1,347	49,906
Advance Auto Parts, Inc.	329	49,060
Liberty Interactive Corporation QVC Group — Class A*	2,299	46,003
CarMax, Inc.*	843	44,974
Foot Locker, Inc.	650	44,018
Nordstrom, Inc.	831	43,112
Tiffany & Co.	591	42,925
Tractor Supply Co.	636	42,835
The Gap, Inc.	1,868	41,544
Kohl's Corp.	937	40,994
Rite Aid Corp.*	5,234	40,249
Bed Bath & Beyond, Inc.	866	37,333
Dick's Sporting Goods, Inc.	624	35,394
Burlington Stores, Inc.*	429	34,758
Staples, Inc.	3,977	34,003
Signet Jewelers Ltd.	448	33,389
Michaels Companies, Inc.*	1,339	32,364
AutoNation, Inc.*	657	32,002
Williams-Sonoma, Inc.	611	31,210
Cabela's, Inc.*	540	29,662
Penske Automotive Group, Inc.	598	28,812
Urban Outfitters, Inc.*	819	28,272
CST Brands, Inc.	577	27,747
Sally Beauty Holdings, Inc.*	1,075	27,606
American Eagle Outfitters, Inc.	1,422	25,397
GameStop Corp. — Class A	888	24,500
PriceSmart, Inc.	277	23,202
J.C. Penney Company, Inc.*	2,487	22,930
Lithia Motors, Inc. — Class A	240	22,925
Dillard's, Inc. — Class A	356	22,432
Big Lots, Inc.	448	21,392
Five Below, Inc.*	527	21,233
HSN, Inc.	514	20,457
Office Depot, Inc.	5,691	20,317
Chico's FAS, Inc.	1,502	17,874
DSW, Inc. — Class A	854	17,490
Restoration Hardware Holdings, Inc.*	503	17,394
Group 1 Automotive, Inc.	272	17,375
Children's Place, Inc.	213	17,012
GNC Holdings, Inc. — Class A	816	16,663
Asbury Automotive Group, Inc.*	288	16,033
Genesco, Inc.*	289	15,739
Guess?, Inc.	1,070	15,633
Sears Holdings Corp.*	1,361	15,597
Buckle, Inc.	638	15,331
Caleres, Inc.	593	14,997
Abercrombie & Fitch Co. — Class A	899	14,285
Finish Line, Inc. — Class A	616	14,217
Express, Inc.*	1,167	13,759
Hibbett Sports, Inc.*	336	13,406
Barnes & Noble, Inc.	1,185	13,391
Ascena Retail Group, Inc.*	2,282	12,756
Tailored Brands, Inc.	778	12,215
Lumber Liquidators Holdings, Inc.*	595	11,704
Vitamin Shoppe, Inc.*	431	11,572
Francesca's Holdings Corp.*	723	11,156
Pier 1 Imports, Inc.	2,092	8,870
Total Retail		3,134,624
Internet - 20.6%
Amazon.com, Inc.*	359	300,594
Priceline Group, Inc.*	85	125,077
Netflix, Inc.*	964	95,002
JD.com, Inc. ADR*	2,463	64,260
Expedia, Inc.	528	61,628
Ctrip.com International Ltd. ADR*	1,228	57,188
TripAdvisor, Inc.*	700	44,226
Vipshop Holdings Ltd. ADR*	2,466	36,176
Wayfair, Inc. — Class A*	663	26,102
Groupon, Inc. — Class A*	4,754	24,483
Etsy, Inc.*	1,320	18,850
Shutterfly, Inc.*	369	16,472
Total Internet		870,058
Distribution & Wholesale - 2.2%
LKQ Corp.*	1,342	47,587
Pool Corp.	304	28,734
Core-Mark Holding Company, Inc.	516	18,473
Total Distribution & Wholesale		94,794
Commercial Services - 1.2%
Monro Muffler Brake, Inc.	336	20,553
Aaron's, Inc.	778	19,777
Rent-A-Center, Inc.	932	11,780
Total Commercial Services		52,110
Oil & Gas - 0.6%
Murphy USA, Inc.*	339	24,191
Leisure Time - 0.4%
Liberty TripAdvisor Holdings, Inc. — Class A*	855	18,682
Home Furnishings - 0.3%
Select Comfort Corp.*	624	13,478
Total Common Stocks
(Cost $3,800,949)		4,207,937

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$18,362	$18,362
Total Repurchase Agreement
(Cost $18,362)		18,362
Total Investments - 100.0%
(Cost $3,819,311)		$4,226,299
Other Assets & Liabilities, net - 0.0%		1,665
Total Net Assets - 100.0%		$4,227,964
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,207,937	$—	$—	$4,207,937
Repurchase Agreement	—	18,362	—	18,362
Total	$4,207,937	$18,362	$—	$4,226,299

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0%
Financial - 6.0%
Gramercy Property Trust	694	$6,691
Healthcare Realty Trust, Inc.	187	6,370
Prosperity Bancshares, Inc.	111	6,092
PrivateBancorp, Inc. — Class A	130	5,969
Investors Bancorp, Inc.	489	5,872
Medical Properties Trust, Inc.	391	5,775
Webster Financial Corp.	151	5,739
Ellie Mae, Inc.*	54	5,686
Bank of the Ozarks, Inc.	146	5,605
New Residential Investment Corp.	398	5,496
Umpqua Holdings Corp.	363	5,462
First Industrial Realty Trust, Inc.	191	5,390
Education Realty Trust, Inc.	120	5,177
DuPont Fabros Technology, Inc.	123	5,074
Hudson Pacific Properties, Inc.	153	5,029
Radian Group, Inc.	354	4,796
National Health Investors, Inc.	61	4,787
Physicians Realty Trust	222	4,782
Chemical Financial Corp.	108	4,765
Acadia Realty Trust	131	4,747
Wintrust Financial Corp.	84	4,667
Sunstone Hotel Investors, Inc.	357	4,567
CNO Financial Group, Inc.	295	4,505
IBERIABANK Corp.	67	4,497
MGIC Investment Corp.*	560	4,479
UMB Financial Corp.	74	4,399
MB Financial, Inc.	115	4,375
FNB Corp.	345	4,244
RLI Corp.	62	4,239
RLJ Lodging Trust	200	4,206
LaSalle Hotel Properties	176	4,201
Texas Capital Bancshares, Inc.*	76	4,174
CoreSite Realty Corp.	56	4,146
Home BancShares, Inc.	199	4,141
Urban Edge Properties	147	4,137
Primerica, Inc.	78	4,136
QTS Realty Trust, Inc. — Class A	78	4,122
Hancock Holding Co.	127	4,119
Fulton Financial Corp.	283	4,109
United Bankshares, Inc.	109	4,106
Genworth Financial, Inc. — Class A*	825	4,091
Stifel Financial Corp.*	106	4,075
Washington Federal, Inc.	150	4,001
Mack-Cali Realty Corp.	146	3,974
Valley National Bancorp	407	3,960
Lexington Realty Trust	379	3,904
EastGroup Properties, Inc.	53	3,899
Pinnacle Financial Partners, Inc.	72	3,894
Retail Opportunity Investments Corp.	176	3,865
First Financial Bankshares, Inc.	106	3,863
Washington Prime Group, Inc.	305	3,776
Kite Realty Group Trust	136	3,770
Washington Real Estate Investment Trust	121	3,766
Cathay General Bancorp	122	3,755
PS Business Parks, Inc.	33	3,748
Selective Insurance Group, Inc.	94	3,747
Hope Bancorp, Inc.	211	3,665
Sterling Bancorp	209	3,657
WageWorks, Inc.*	60	3,655
Glacier Bancorp, Inc.	126	3,594
Cousins Properties, Inc.	342	3,570
First Citizens BancShares, Inc. — Class A	12	3,527
Ryman Hospitality Properties, Inc.	71	3,419
Community Bank System, Inc.	71	3,416
Colony Capital, Inc. — Class A	185	3,373
CBL & Associates Properties, Inc.	277	3,363
Janus Capital Group, Inc.	238	3,333
LendingClub Corp.*	539	3,331
BancorpSouth, Inc.	143	3,318
Evercore Partners, Inc. — Class A	64	3,296
Essent Group Ltd.*	123	3,273
EverBank Financial Corp.	169	3,272
Great Western Bancorp, Inc.	98	3,265
LTC Properties, Inc.	62	3,223
Columbia Banking System, Inc.	96	3,141
Pebblebrook Hotel Trust	118	3,139
BGC Partners, Inc. — Class A	358	3,132
Enstar Group Ltd.*	19	3,125
Trustmark Corp.	112	3,087
Old National Bancorp	219	3,079
Colony Starwood Homes	107	3,071
Kennedy-Wilson Holdings, Inc.	136	3,067
DiamondRock Hospitality Co.	330	3,003
South State Corp.	40	3,002
Capitol Federal Financial, Inc.	210	2,955
Monogram Residential Trust, Inc.	277	2,947
CVB Financial Corp.	167	2,941
GEO Group, Inc.	123	2,925
Alexander & Baldwin, Inc.	76	2,919
TowneBank	118	2,836
Select Income REIT	105	2,825
Invesco Mortgage Capital, Inc.	185	2,818
STAG Industrial, Inc.	114	2,794
Hilltop Holdings, Inc.*	124	2,785
American Assets Trust, Inc.	64	2,776
Blackhawk Network Holdings, Inc.*	90	2,715
International Bancshares Corp.	91	2,710
Sabra Health Care REIT, Inc.	107	2,694
Argo Group International Holdings Ltd.	47	2,652
Financial Engines, Inc.	89	2,643
PRA Group, Inc.*	76	2,625
Potlatch Corp.	67	2,606
Pennsylvania Real Estate Investment Trust	113	2,602
Government Properties Income Trust	115	2,601
Xenia Hotels & Resorts, Inc.	171	2,596
First Midwest Bancorp, Inc.	133	2,575

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Financial - 6.0% (continued)
Kemper Corp.	65	$2,556
New York REIT, Inc.	272	2,489
American Equity Investment Life Holding Co.	140	2,482
Northwest Bancshares, Inc.	158	2,482
Eagle Bancorp, Inc.*	50	2,467
Horace Mann Educators Corp.	67	2,456
Rexford Industrial Realty, Inc.	107	2,449
Simmons First National Corp. — Class A	49	2,445
United Community Banks, Inc.	116	2,438
Ramco-Gershenson Properties Trust	130	2,436
Waddell & Reed Financial, Inc. — Class A	130	2,361
Independent Bank Corp.	43	2,326
LegacyTexas Financial Group, Inc.	73	2,309
Renasant Corp.	68	2,287
Global Net Lease, Inc.	280	2,286
NBT Bancorp, Inc.	69	2,268
Parkway Properties, Inc.	132	2,245
Chesapeake Lodging Trust	98	2,244
BofI Holding, Inc.*	99	2,218
First Financial Bancorp	101	2,206
Astoria Financial Corp.	151	2,205
WesBanco, Inc.	67	2,192
CYS Investments, Inc.	249	2,171
Yadkin Financial Corp.	82	2,156
Franklin Street Properties Corp.	171	2,154
Provident Financial Services, Inc.	101	2,144
Banner Corp.	49	2,143
Park National Corp.	22	2,112
Four Corners Property Trust, Inc.	99	2,112
Westamerica Bancorporation	41	2,086
Seritage Growth Properties	41	2,078
Kearny Financial Corp.	152	2,069
Terreno Realty Corp.	74	2,036
Ameris Bancorp	57	1,992
ServisFirst Bancshares, Inc.	38	1,973
WisdomTree Investments, Inc.	189	1,945
Apollo Commercial Real Estate Finance, Inc.	118	1,937
FCB Financial Holdings, Inc. — Class A*	50	1,921
Tompkins Financial Corp.	25	1,910
Union Bankshares Corp.	71	1,901
Summit Hotel Properties, Inc.	143	1,882
AMERISAFE, Inc.	32	1,881
Agree Realty Corp.	38	1,879
Navigators Group, Inc.	19	1,841
First Merchants Corp.	68	1,819
Redwood Trust, Inc.	126	1,784
National General Holdings Corp.	79	1,757
WSFS Financial Corp.	48	1,752
PennyMac Mortgage Investment Trust	112	1,745
Boston Private Financial Holdings, Inc.	135	1,732
Beneficial Bancorp, Inc.	116	1,706
MBIA, Inc.*	217	1,690
Stewart Information Services Corp.	38	1,689
Alexander's, Inc.	4	1,678
HFF, Inc. — Class A	60	1,661
S&T Bancorp, Inc.	57	1,652
Safety Insurance Group, Inc.	24	1,613
BNC Bancorp	66	1,605
Employers Holdings, Inc.	53	1,581
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	67	1,566
Aircastle Ltd.	78	1,549
St. Joe Co.*	83	1,526
iStar, Inc.*	139	1,491
Capstead Mortgage Corp.	158	1,490
Infinity Property & Casualty Corp.	18	1,487
Monmouth Real Estate Investment Corp.	104	1,484
United Fire Group, Inc.	35	1,481
First Commonwealth Financial Corp.	146	1,473
New Senior Investment Group, Inc.	126	1,454
Cohen & Steers, Inc.	34	1,454
Piper Jaffray Cos.*	30	1,449
FelCor Lodging Trust, Inc.	224	1,440
Lakeland Financial Corp.	40	1,417
Banc of California, Inc.	81	1,414
Brookline Bancorp, Inc.	114	1,390
CareTrust REIT, Inc.	94	1,389
Berkshire Hills Bancorp, Inc.	50	1,386
ARMOUR Residential REIT, Inc.	61	1,375
Nelnet, Inc. — Class A	34	1,373
Hanmi Financial Corp.	52	1,370
CenterState Banks, Inc.	77	1,365
Ambac Financial Group, Inc.*	74	1,361
Universal Insurance Holdings, Inc.	54	1,361
Cardinal Financial Corp.	52	1,357
Southside Bancshares, Inc.	42	1,352
KCG Holdings, Inc. — Class A*	87	1,351
FNFV Group*	108	1,348
Heartland Financial USA, Inc.	37	1,335
State Bank Financial Corp.	58	1,324
RE/MAX Holdings, Inc. — Class A	30	1,313
Third Point Reinsurance Ltd.*	109	1,308
MTGE Investment Corp.	75	1,290
Central Pacific Financial Corp.	51	1,285
Virtus Investment Partners, Inc.	13	1,272
PHH Corp.*	88	1,272
Universal Health Realty Income Trust	20	1,260
Maiden Holdings Ltd.	98	1,244
Hersha Hospitality Trust	69	1,243
National Bank Holdings Corp. — Class A	53	1,239
Meridian Bancorp, Inc.	79	1,230

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Financial - 6.0% (continued)
Pacific Premier Bancorp, Inc.*	46	$1,217
National Storage Affiliates Trust	58	1,215
City Holding Co.	24	1,207
Tier REIT, Inc.	78	1,205
Chatham Lodging Trust	62	1,194
Sandy Spring Bancorp, Inc.	39	1,193
Investors Real Estate Trust	199	1,184
InfraREIT, Inc.	65	1,179
First Busey Corp.	52	1,175
Stock Yards Bancorp, Inc.	35	1,154
United Financial Bancorp, Inc.	83	1,149
Walker & Dunlop, Inc.*	45	1,137
Saul Centers, Inc.	17	1,132
Northfield Bancorp, Inc.	69	1,111
Flushing Financial Corp.	46	1,091
New York Mortgage Trust, Inc. REIT	181	1,090
Greenhill & Company, Inc.	46	1,084
NorthStar Realty Europe Corp.	98	1,073
TrustCo Bank Corp. NY	151	1,071
Urstadt Biddle Properties, Inc. — Class A	48	1,067
Capital Bank Financial Corp. — Class A	33	1,060
Getty Realty Corp.	44	1,053
First Interstate BancSystem, Inc. — Class A	33	1,040
Customers Bancorp, Inc.*	41	1,032
FBL Financial Group, Inc. — Class A	16	1,024
Cass Information Systems, Inc.	18	1,020
First BanCorp*	196	1,019
Washington Trust Bancorp, Inc.	25	1,006
HomeStreet, Inc.*	40	1,002
Opus Bank	28	990
Oritani Financial Corp.	63	990
Greenlight Capital Re Ltd. — Class A*	48	981
Univest Corporation of Pennsylvania	42	981
Cedar Realty Trust, Inc.	136	979
Nationstar Mortgage Holdings, Inc.*	66	977
Flagstar Bancorp, Inc.*	35	971
International. FCStone, Inc.*	25	971
Enterprise Financial Services Corp.	31	969
Silver Bay Realty Trust Corp.	55	964
MainSource Financial Group, Inc.	38	948
BancFirst Corp.	13	943
Altisource Residential Corp.	86	937
OM Asset Management plc	67	932
1st Source Corp.	26	928
Community Trust Bancorp, Inc.	25	928
Investment Technology Group, Inc.	54	926
Diamond Hill Investment Group, Inc.	5	924
Easterly Government Properties, Inc.	48	916
Lakeland Bancorp, Inc.	65	913
TriCo Bancshares	34	910
Encore Capital Group, Inc.*	40	899
German American Bancorp, Inc.	23	895
Heritage Financial Corp.	49	880
First Potomac Realty Trust	95	869
James River Group Holdings Ltd.	24	869
ConnectOne Bancorp, Inc.	48	867
Bryn Mawr Bank Corp.	27	864
Dime Community Bancshares, Inc.	51	855
Ladder Capital Corp. — Class A	63	834
National Western Life Group, Inc. — Class A	4	821
CoBiz Financial, Inc.	61	812
Camden National Corp.	17	812
Moelis & Co. — Class A	30	807
Seacoast Banking Corporation of Florida*	50	805
Bridge Bancorp, Inc.	28	801
Independent Bank Group, Inc.	18	795
PJT Partners, Inc. — Class A	29	792
Meta Financial Group, Inc.	13	788
WMIH Corp.*	333	779
Anworth Mortgage Asset Corp.	157	772
First of Long Island Corp.	23	762
CatchMark Timber Trust, Inc. — Class A	65	760
Ashford Hospitality Trust, Inc.	128	754
Westwood Holdings Group, Inc.	14	744
AG Mortgage Investment Trust, Inc.	47	740
Armada Hoffler Properties, Inc.	55	737
Ashford Hospitality Prime, Inc.	52	733
Great Southern Bancorp, Inc.	18	733
Citizens, Inc.*	77	721
OFG Bancorp	71	718
Preferred Bank/Los Angeles CA	20	715
Waterstone Financial, Inc.	42	714
Gladstone Commercial Corp.	38	708
Western Asset Mortgage Capital Corp. REIT	67	698
Mercantile Bank Corp.	26	698
First Financial Corp.	17	692
Park Sterling Corp.	85	690
Forestar Group, Inc.*	57	667
Peoples Bancorp, Inc.	27	664
Suffolk Bancorp	19	661
OceanFirst Financial Corp.	34	655
First Bancorp	33	653
First Community Bancshares, Inc.	26	645
Fidelity Southern Corp.	35	644
Stonegate Bank	19	641
Resource Capital Corp.	50	641
QCR Holdings, Inc.	20	635

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Financial - 6.0% (continued)
Heritage Insurance Holdings, Inc.	44	$634
Virtu Financial, Inc. — Class A	42	629
Marcus & Millichap, Inc.*	24	628
First Defiance Financial Corp.	14	625
Financial Institutions, Inc.	23	624
State Auto Financial Corp.	26	619
NMI Holdings, Inc. — Class A*	81	617
Horizon Bancorp	21	617
CorEnergy Infrastructure Trust, Inc.	21	616
CU Bancorp*	27	616
Blue Hills Bancorp, Inc.	41	616
Altisource Portfolio Solutions S.A.*	19	616
Cowen Group, Inc. — Class A*	168	610
Ocwen Financial Corp.*	166	609
Arrow Financial Corp.	19	609
Franklin Financial Network, Inc.*	16	598
Whitestone REIT — Class B	43	597
Independence Realty Trust, Inc.	66	594
Peapack Gladstone Financial Corp.	26	583
TriState Capital Holdings, Inc.*	36	581
Independent Bank Corp.	34	572
NexPoint Residential Trust, Inc.	29	570
Southwest Bancorp, Inc.	30	570
State National Companies, Inc.	51	567
Arlington Asset Investment Corp. — Class A	38	562
Ares Commercial Real Estate Corp.	44	554
Farmer Mac — Class C	14	553
Clifton Bancorp, Inc.	36	550
Dynex Capital, Inc.	74	549
United Community Financial Corp.	77	547
First Foundation, Inc.*	22	543
World Acceptance Corp.*	11	539
Pacific Continental Corp.	32	538
Acacia Research Corp.	82	535
One Liberty Properties, Inc.	22	532
West Bancorporation, Inc.	27	529
Republic Bancorp, Inc. — Class A	17	528
Houlihan Lokey, Inc.	21	526
HomeTrust Bancshares, Inc.*	28	518
Triumph Bancorp, Inc.*	26	516
Bank Mutual Corp.	67	515
Preferred Apartment Communities, Inc. — Class A	38	513
RAIT Financial Trust	151	510
Bank of Marin Bancorp	10	497
CNB Financial Corp.	23	487
Allegiance Bancshares, Inc.*	18	486
OneBeacon Insurance Group Ltd. — Class A	34	486
UMH Properties, Inc.	40	477
United Insurance Holdings Corp.	28	475
Heritage Commerce Corp.	43	470
Guaranty Bancorp	26	464
Fidelity & Guaranty Life	20	464
Live Oak Bancshares, Inc.	32	461
Community Healthcare Trust, Inc.	21	460
Nicolet Bankshares, Inc.*	12	460
HCI Group, Inc.	15	455
On Deck Capital, Inc.*	79	450
Peoples Financial Services Corp.	11	448
City Office REIT, Inc.	35	446
Farmers National Banc Corp.	41	442
Citizens & Northern Corp.	20	439
Sun Bancorp, Inc.	19	438
Safeguard Scientifics, Inc.*	33	428
People's Utah Bancorp	21	427
Enova International, Inc.*	44	426
MidWestOne Financial Group, Inc.	14	425
Enterprise Bancorp, Inc.	15	420
Atlantic Capital Bancshares, Inc.*	28	419
RMR Group, Inc. — Class A	11	417
Global Indemnity plc — Class A*	14	416
Hingham Institution for Savings	3	416
Federated National Holding Co.	22	411
First Connecticut Bancorp, Inc.	23	409
First Bancorp, Inc.	17	407
Trupanion, Inc.*	24	406
National Bankshares, Inc.	11	405
Bluerock Residential Growth REIT, Inc.	31	403
Old Second Bancorp, Inc.	48	399
NewStar Financial, Inc.*	41	398
National Interstate Corp.	12	390
Ames National Corp.	14	387
Ladenburg Thalmann Financial Services, Inc.*	167	386
Baldwin & Lyons, Inc. — Class B	15	384
Carolina Financial Corp.	17	380
National Commerce Corp.*	14	379
EMC Insurance Group, Inc.	14	377
GAIN Capital Holdings, Inc.	61	377
PennyMac Financial Services, Inc. — Class A*	22	374
Territorial Bancorp, Inc.	13	373
Bancorp, Inc.*	58	372
Green Bancorp, Inc.*	34	372
Regional Management Corp.*	17	368
Bar Harbor Bankshares	10	367
American National Bankshares, Inc.	13	363
Consolidated-Tomoka Land Co.	7	358
Sierra Bancorp	19	356
Farmers Capital Bank Corp.	12	356
Penns Woods Bancorp, Inc.	8	356
Orchid Island Capital, Inc.	34	354
eHealth, Inc.*	31	348
Macatawa Bank Corp.	43	344

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Financial - 6.0% (continued)
First Business Financial Services, Inc.	14	$329
Heritage Oaks Bancorp	40	328
Great Ajax Corp.	24	328
Merchants Bancshares, Inc.	10	324
WashingtonFirst Bankshares, Inc.	13	320
BankFinancial Corp.	25	318
Cascade Bancorp*	52	315
Trinity Place Holdings, Inc.*	32	313
Access National Corp.	13	311
FRP Holdings, Inc.*	10	311
BSB Bancorp, Inc.*	13	305
Investors Title Co.	3	299
Tiptree Financial, Inc. — Class A	50	297
Charter Financial Corp.	23	296
CommunityOne Bancorp*	21	291
Codorus Valley Bancorp, Inc.	13	284
Atlas Financial Holdings, Inc.*	18	284
Associated Capital Group, Inc. — Class A	8	284
Northrim BanCorp, Inc.	11	283
Capital City Bank Group, Inc.	19	281
Home Bancorp, Inc.	10	280
Owens Realty Mortgage, Inc.	16	277
Old Line Bancshares, Inc.	14	276
First Mid-Illinois Bancshares, Inc.	10	273
Marlin Business Services Corp.	14	271
Real Industry, Inc.*	44	269
Summit Financial Group, Inc.	14	268
Bear State Financial, Inc.	29	267
ACNB Corp.	10	266
MBT Financial Corp.	29	262
LCNB Corp.	14	255
MutualFirst Financial, Inc.	9	250
Southern Missouri Bancorp, Inc.	10	249
Southern First Bancshares, Inc.*	9	248
Shore Bancshares, Inc.	21	247
Hallmark Financial Services, Inc.*	24	247
First NBC Bank Holding Co.*	26	245
Stratus Properties, Inc.*	10	244
Veritex Holdings, Inc.*	14	243
First Northwest Bancorp*	18	243
Premier Financial Bancorp, Inc.	14	240
Crawford & Co. — Class B	21	238
SI Financial Group, Inc.	18	238
Orrstown Financial Services, Inc.	12	237
Lake Sunapee Bank Group	13	235
Southern National Bancorp of Virginia, Inc.	18	235
Xenith Bankshares, Inc.*	101	233
Oppenheimer Holdings, Inc. — Class A	16	229
GAMCO Investors, Inc. — Class A	8	228
Century Bancorp, Inc. — Class A	5	227
Middleburg Financial Corp.	8	226
Republic First Bancorp, Inc.*	55	226
Donegal Group, Inc. — Class A	14	226
Independence Holding Co.	13	223
Central Valley Community Bancorp	14	222
C&F Financial Corp.	5	215
Provident Financial Holdings, Inc.	11	215
Bankwell Financial Group, Inc.	9	213
Farmland Partners, Inc.	19	213
First Financial Northwest, Inc.	15	213
First Community Financial Partners, Inc.*	22	209
First Internet Bancorp	9	208
Equity Bancshares, Inc. — Class A*	8	208
Union Bankshares, Inc.	6	204
Westfield Financial, Inc.	26	199
Pzena Investment Management, Inc. — Class A	25	193
Calamos Asset Management, Inc. — Class A	28	191
Pacific Mercantile Bancorp*	25	184
Blue Capital Reinsurance Holdings Ltd.	10	183
ESSA Bancorp, Inc.	13	180
Midland States Bancorp, Inc.	7	177
Hennessy Advisors, Inc.	5	177
Impac Mortgage Holdings, Inc.*	13	171
Manning & Napier, Inc. — Class A	24	170
County Bancorp, Inc.	8	160
FBR & Co.	12	159
Chemung Financial Corp.	5	145
Silvercrest Asset Management Group, Inc. — Class A	12	142
Walter Investment Management Corp.*	32	130
Provident Bancorp, Inc.*	7	109
BBX Capital Corp. — Class A*	5	103
Greene County Bancorp, Inc.	5	83
Medley Management, Inc. — Class A	9	76
California First National Bancorp	4	56
Fifth Street Asset Management, Inc.	8	44
Griffin Industrial Realty, Inc.	1	32
United Development Funding IV†††	74	–
Total Financial		744,038
Consumer, Non-cyclical - 4.7%
Cepheid*	119	6,269
PAREXEL International Corp.*	86	5,973
HealthSouth Corp.	146	5,923
NuVasive, Inc.*	82	5,466
Deluxe Corp.	80	5,345
B&G Foods, Inc.	108	5,312
Bright Horizons Family Solutions, Inc.*	72	4,816
Exelixis, Inc.*	375	4,795

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Horizon Pharma plc*	264	$4,785
Cantel Medical Corp.	60	4,679
Healthcare Services Group, Inc.	115	4,551
Snyder's-Lance, Inc.	133	4,466
TESARO, Inc.*	44	4,411
Sarepta Therapeutics, Inc.*	70	4,299
Catalent, Inc.*	164	4,237
Prestige Brands Holdings, Inc.*	87	4,200
Medicines Co.*	111	4,189
Ultragenyx Pharmaceutical, Inc.*	59	4,185
Wright Medical Group N.V.*	170	4,170
Cimpress N.V.*	41	4,148
Molina Healthcare, Inc.*	71	4,142
Bluebird Bio, Inc.*	61	4,135
Integra LifeSciences Holdings Corp.*	50	4,128
Lancaster Colony Corp.	31	4,095
Avon Products, Inc.	722	4,087
Nevro Corp.*	39	4,071
Helen of Troy Ltd.*	47	4,050
Masimo Corp.*	68	4,045
ARIAD Pharmaceuticals, Inc.*	291	3,984
Insulet Corp.*	95	3,889
Sotheby's	101	3,839
Chemed Corp.	27	3,808
Nektar Therapeutics*	213	3,659
ABM Industries, Inc.	92	3,652
Darling Ingredients, Inc.*	270	3,648
Team Health Holdings, Inc.*	112	3,646
Kite Pharma, Inc.*	65	3,631
Owens & Minor, Inc.	103	3,578
Prothena Corporation plc*	57	3,418
Ironwood Pharmaceuticals, Inc. — Class A*	213	3,382
Neogen Corp.*	60	3,357
Vector Group Ltd.	153	3,300
Cardtronics plc — Class A*	74	3,301
Sanderson Farms, Inc.	34	3,275
United Natural Foods, Inc.*	81	3,244
Fresh Del Monte Produce, Inc.	54	3,235
Matthews International Corp. — Class A	53	3,220
Exact Sciences Corp.*	173	3,213
Penumbra, Inc.*	42	3,192
Ligand Pharmaceuticals, Inc. — Class B*	31	3,164
Monro Muffler Brake, Inc.	51	3,120
J&J Snack Foods Corp.	26	3,097
HMS Holdings Corp.*	139	3,081
Haemonetics Corp.*	85	3,078
ICU Medical, Inc.*	24	3,033
Incorporated Research Holdings, Inc. — Class A*	68	3,031
FTI Consulting, Inc.*	68	3,029
On Assignment, Inc.*	83	3,011
Advisory Board Co.*	67	2,998
Grand Canyon Education, Inc.*	74	2,989
CEB, Inc.	53	2,887
Impax Laboratories, Inc.*	121	2,868
Radius Health, Inc.*	53	2,867
Travelport Worldwide Ltd.	190	2,856
Aaron's, Inc.	108	2,745
Brink's Co.	74	2,744
Halyard Health, Inc.*	78	2,703
HealthEquity, Inc.*	71	2,687
Puma Biotechnology, Inc.*	40	2,682
NxStage Medical, Inc.*	104	2,599
Globus Medical, Inc. — Class A*	115	2,596
WD-40 Co.	23	2,586
Depomed, Inc.*	101	2,524
Alder Biopharmaceuticals, Inc.*	77	2,523
AMN Healthcare Services, Inc.*	79	2,518
Dean Foods Co.	151	2,476
Select Medical Holdings Corp.*	176	2,376
DeVry Education Group, Inc.	103	2,375
LifeLock, Inc.*	140	2,369
Five Prime Therapeutics, Inc.*	45	2,362
Cambrex Corp.*	53	2,356
Ophthotech Corp.*	51	2,353
Zeltiq Aesthetics, Inc.*	59	2,314
Myriad Genetics, Inc.*	111	2,284
PRA Health Sciences, Inc.*	40	2,260
Magellan Health, Inc.*	42	2,257
Amedisys, Inc.*	47	2,230
Surgical Care Affiliates, Inc.*	45	2,194
SUPERVALU, Inc.*	437	2,181
Halozyme Therapeutics, Inc.*	180	2,174
Theravance Biopharma, Inc.*	60	2,174
Boston Beer Company, Inc. — Class A*	14	2,174
Huron Consulting Group, Inc.*	36	2,151
Diplomat Pharmacy, Inc.*	76	2,129
Natus Medical, Inc.*	54	2,122
Universal Corp.	36	2,096
Community Health Systems, Inc.*	181	2,089
Pacira Pharmaceuticals, Inc.*	60	2,053
Cynosure, Inc. — Class A*	39	1,987
Sage Therapeutics, Inc.*	43	1,980
Korn/Ferry International	94	1,974
Cal-Maine Foods, Inc.	51	1,966
Insperity, Inc.	27	1,961
Clovis Oncology, Inc.*	53	1,911
Abaxis, Inc.	37	1,910
Supernus Pharmaceuticals, Inc.*	77	1,904
Spark Therapeutics, Inc.*	31	1,862
Air Methods Corp.*	59	1,858
Portola Pharmaceuticals, Inc.*	81	1,840
CONMED Corp.	45	1,803
SpartanNash Co.	62	1,793
FibroGen, Inc.*	86	1,780
Analogic Corp.	20	1,772
Cempra, Inc.*	73	1,767
Spectranetics Corp.*	70	1,756
EVERTEC, Inc.	104	1,745
Merit Medical Systems, Inc.*	71	1,725
Amicus Therapeutics, Inc.*	233	1,724
Endologix, Inc.*	134	1,715

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Emergent BioSolutions, Inc.*	54	$1,703
Calavo Growers, Inc.	26	1,701
ACCO Brands Corp.*	175	1,687
TherapeuticsMD, Inc.*	247	1,682
Repligen Corp.*	55	1,660
Synergy Pharmaceuticals, Inc.*	298	1,642
Acceleron Pharma, Inc.*	45	1,629
Inogen, Inc.*	27	1,617
Green Dot Corp. — Class A*	70	1,614
Array BioPharma, Inc.*	238	1,607
Paylocity Holding Corp.*	36	1,601
Navigant Consulting, Inc.*	79	1,597
Andersons, Inc.	44	1,592
Ensign Group, Inc.	79	1,590
MacroGenics, Inc.*	53	1,585
Team, Inc.*	48	1,570
TrueBlue, Inc.*	69	1,564
Achillion Pharmaceuticals, Inc.*	193	1,563
TriNet Group, Inc.*	70	1,514
Performance Food Group Co.*	61	1,513
Aerie Pharmaceuticals, Inc.*	40	1,510
Acorda Therapeutics, Inc.*	71	1,482
Insmed, Inc.*	102	1,481
Luminex Corp.*	65	1,477
Innoviva, Inc.*	132	1,451
MiMedx Group, Inc.*	167	1,433
NutriSystem, Inc.	48	1,425
Kindred Healthcare, Inc.	139	1,421
Healthways, Inc.*	53	1,402
AMAG Pharmaceuticals, Inc.*	57	1,397
Central Garden & Pet Co. — Class A*	56	1,389
PharMerica Corp.*	49	1,375
Dermira, Inc.*	40	1,353
Vascular Solutions, Inc.*	28	1,350
Retrophin, Inc.*	60	1,343
ICF International, Inc.*	30	1,330
Meridian Bioscience, Inc.	68	1,312
Xencor, Inc.*	53	1,298
Coherus Biosciences, Inc.*	48	1,285
Quad/Graphics, Inc.	48	1,283
Merrimack Pharmaceuticals, Inc.*	201	1,276
Raptor Pharmaceutical Corp.*	141	1,265
Cardiovascular Systems, Inc.*	53	1,258
US Physical Therapy, Inc.	20	1,254
National Healthcare Corp.	19	1,254
Lexicon Pharmaceuticals, Inc.*	69	1,247
USANA Health Sciences, Inc.*	9	1,245
Orthofix International N.V.*	29	1,240
Momenta Pharmaceuticals, Inc.*	106	1,239
McGrath RentCorp	39	1,237
Lannett Company, Inc.*	46	1,222
Viad Corp.	33	1,217
Coca-Cola Bottling Company Consolidated	8	1,185
Pacific Biosciences of California, Inc.*	132	1,183
ZIOPHARM Oncology, Inc.*	200	1,126
Apollo Education Group, Inc. — Class A*	141	1,121
Integer Holdings Corp.*	51	1,106
Capella Education Co.	19	1,103
Anika Therapeutics, Inc.*	23	1,101
Amphastar Pharmaceuticals, Inc.*	58	1,100
Rent-A-Center, Inc.	86	1,087
Providence Service Corp.*	22	1,070
Glaukos Corp.*	28	1,057
Eagle Pharmaceuticals, Inc.*	15	1,050
Accelerate Diagnostics, Inc.*	38	1,036
Tootsie Roll Industries, Inc.	28	1,031
Cerus Corp.*	166	1,031
Inovio Pharmaceuticals, Inc.*	110	1,025
Universal American Corp.	133	1,017
Vanda Pharmaceuticals, Inc.*	60	998
Adeptus Health, Inc. — Class A*	23	990
Blueprint Medicines Corp.*	33	980
Quidel Corp.*	44	972
LendingTree, Inc.*	10	969
Inter Parfums, Inc.	30	968
Kelly Services, Inc. — Class A	49	942
Novavax, Inc.*	444	924
LHC Group, Inc.*	25	922
CryoLife, Inc.	52	914
Heron Therapeutics, Inc.*	53	913
PDL BioPharma, Inc.	272	911
Ingles Markets, Inc. — Class A	23	909
CBIZ, Inc.*	81	906
Weis Markets, Inc.	17	901
Vitae Pharmaceuticals, Inc.*	43	900
Genomic Health, Inc.*	31	897
National Beverage Corp.*	20	881
RPX Corp.*	82	877
Agenus, Inc.*	121	869
Intra-Cellular Therapies, Inc.*	57	869
Resources Connection, Inc.	58	867
ANI Pharmaceuticals, Inc.*	13	863
Atrion Corp.	2	853
MGP Ingredients, Inc.	21	851
SciClone Pharmaceuticals, Inc.*	83	851
Phibro Animal Health Corp. — Class A	31	843
Omega Protein Corp.*	36	841
Accuray, Inc.*	132	841
Strayer Education, Inc.*	18	840
Kforce, Inc.	41	840
BioTelemetry, Inc.*	45	836
Triple-S Management Corp. — Class B*	38	833
AtriCure, Inc.*	52	823
Atara Biotherapeutics, Inc.*	38	813
K12, Inc.*	56	804
Corcept Therapeutics, Inc.*	122	793
AngioDynamics, Inc.*	45	789
GenMark Diagnostics, Inc.*	66	779
Amplify Snack Brands, Inc.*	48	778
Capital Senior Living Corp.*	46	773
PTC Therapeutics, Inc.*	55	771

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Career Education Corp.*	110	$747
K2M Group Holdings, Inc.*	42	747
Flexion Therapeutics, Inc.*	38	743
SP Plus Corp.*	29	742
Omeros Corp.*	66	737
Revlon, Inc. — Class A*	20	736
Progenics Pharmaceuticals, Inc.*	115	728
Arrowhead Pharmaceuticals, Inc.*	99	728
Albany Molecular Research, Inc.*	44	726
Ennis, Inc.	43	725
NeoGenomics, Inc.*	88	723
Aduro Biotech, Inc.*	58	721
John B Sanfilippo & Son, Inc.	14	719
Lion Biotechnologies, Inc.*	87	716
Landauer, Inc.	16	712
Otonomy, Inc.*	39	709
OraSure Technologies, Inc.*	89	709
Novocure Ltd.*	83	709
Cotiviti Holdings, Inc.*	21	705
Arena Pharmaceuticals, Inc.*	402	704
Enanta Pharmaceuticals, Inc.*	26	692
Keryx Biopharmaceuticals, Inc.*	130	690
Intersect ENT, Inc.*	43	681
Bellicum Pharmaceuticals, Inc.*	34	677
Dynavax Technologies Corp.*	64	671
Surmodics, Inc.*	22	662
Ardelyx, Inc.*	51	660
CorVel Corp.*	17	653
Epizyme, Inc.*	66	649
Aimmune Therapeutics, Inc.*	43	645
Barrett Business Services, Inc.	13	645
Medifast, Inc.	17	642
Celldex Therapeutics, Inc.*	158	638
Advaxis, Inc.*	59	631
STAAR Surgical Co.*	67	630
Hackett Group, Inc.	38	628
Cross Country Healthcare, Inc.*	53	624
Teladoc, Inc.*	34	623
Forrester Research, Inc.	16	622
Global Blood Therapeutics, Inc.*	27	622
Surgery Partners, Inc.*	30	607
Heska Corp.*	11	599
Tobira Therapeutics, Inc.*	15	596
Spectrum Pharmaceuticals, Inc.*	127	593
ConforMIS, Inc.*	59	585
Invacare Corp.	52	581
Loxo Oncology, Inc.*	22	576
Heidrick & Struggles International, Inc.	31	575
Carriage Services, Inc. — Class A	24	568
Rigel Pharmaceuticals, Inc.*	154	565
Geron Corp.*	248	560
Axovant Sciences Ltd.*	40	560
Tejon Ranch Co.*	23	559
Versartis, Inc.*	45	551
La Jolla Pharmaceutical Co.*	23	547
Akebia Therapeutics, Inc.*	60	543
NewLink Genetics Corp.*	36	541
Organovo Holdings, Inc.*	142	538
Revance Therapeutics, Inc.*	33	535
BioCryst Pharmaceuticals, Inc.*	121	534
Rockwell Medical, Inc.*	79	529
Sangamo BioSciences, Inc.*	114	528
Teligent, Inc.*	69	524
Aratana Therapeutics, Inc.*	56	524
Monster Worldwide, Inc.*	144	520
CytomX Therapeutics, Inc.*	33	517
Almost Family, Inc.*	14	515
Cytokinetics, Inc.*	56	514
Foundation Medicine, Inc.*	22	514
Trevena, Inc.*	74	500
Smart & Final Stores, Inc.*	39	498
American Public Education, Inc.*	25	495
ServiceSource International, Inc.*	101	493
Alarm.com Holdings, Inc.*	17	491
Curis, Inc.*	184	480
Sucampo Pharmaceuticals, Inc. — Class A*	39	480
NanoString Technologies, Inc.*	24	480
CRA International, Inc.*	18	479
Natera, Inc.*	43	478
Weight Watchers International, Inc.*	46	475
Sorrento Therapeutics, Inc.*	61	472
TG Therapeutics, Inc.*	61	472
Zogenix, Inc.*	41	469
Immunomedics, Inc.*	144	468
REGENXBIO, Inc.*	33	462
Farmer Brothers Co.*	13	462
Insys Therapeutics, Inc.*	39	460
Exactech, Inc.*	17	460
Adamas Pharmaceuticals, Inc.*	28	459
Civitas Solutions, Inc.*	25	457
Oxford Immunotec Global plc*	36	452
RadNet, Inc.*	61	451
BioTime, Inc.*	114	445
Collegium Pharmaceutical, Inc.*	23	443
BioScrip, Inc.*	153	442
Central Garden & Pet Co.*	17	442
Minerva Neurosciences, Inc.*	31	439
Nutraceutical International Corp.*	14	437
LeMaitre Vascular, Inc.	22	436
Primo Water Corp.*	35	425
Village Super Market, Inc. — Class A	13	416
BioSpecifics Technologies Corp.*	9	411
Aclaris Therapeutics, Inc.*	16	410
OncoMed Pharmaceuticals, Inc.*	35	400
Craft Brew Alliance, Inc.*	21	395
Ascent Capital Group, Inc. — Class A*	17	394

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Non-cyclical - 4.7% (continued)
XBiotech, Inc.*	29	$390
WaVe Life Sciences Ltd.*	12	390
Karyopharm Therapeutics, Inc.*	40	389
Chimerix, Inc.*	70	388
CSS Industries, Inc.	15	384
Limoneira Co.	20	378
Paratek Pharmaceuticals, Inc.*	29	377
Idera Pharmaceuticals, Inc.*	147	376
ImmunoGen, Inc.*	139	373
OvaScience, Inc.*	52	372
MediciNova, Inc.*	49	368
AxoGen, Inc.*	40	361
InVivo Therapeutics Holdings Corp.*	53	360
Utah Medical Products, Inc.	6	359
TerraVia Holdings, Inc.*	130	358
Chefs' Warehouse, Inc.*	32	356
Seres Therapeutics, Inc.*	29	356
MoneyGram International, Inc.*	48	341
Addus HomeCare Corp.*	13	340
Great Lakes Dredge & Dock Corp.*	97	340
Natural Health Trends Corp.	12	339
Esperion Therapeutics, Inc.*	24	332
Enzo Biochem, Inc.*	65	331
MannKind Corp.*	533	330
Avexis, Inc.*	8	330
Care.com, Inc.*	33	329
Invitae Corp.*	37	324
Stemline Therapeutics, Inc.*	29	314
Seneca Foods Corp. — Class A*	11	311
Ignyta, Inc.*	49	308
Nobilis Health Corp.*	92	308
Quorum Health Corp.*	49	307
Franklin Covey Co.*	17	303
Inventure Foods, Inc.*	32	301
PharmAthene, Inc.*	102	296
AAC Holdings, Inc.*	17	296
RTI Surgical, Inc.*	94	294
MyoKardia, Inc.*	18	294
Cara Therapeutics, Inc.*	35	292
Cellular Biomedicine Group, Inc.*	20	290
Durect Corp.*	208	289
Textainer Group Holdings Ltd.	38	285
Edge Therapeutics, Inc.*	27	281
Pfenex, Inc.*	31	277
Inotek Pharmaceuticals Corp.*	29	275
Vectrus, Inc.*	18	274
Egalet Corp.*	36	274
Concert Pharmaceuticals, Inc.*	27	273
Alliance One International, Inc.*	14	268
Athersys, Inc.*	125	266
Entellus Medical, Inc.*	12	266
American Renal Associates Holdings, Inc.*	14	256
ARC Document Solutions, Inc.*	68	254
Medgenics, Inc.*	45	251
Vital Therapies, Inc.*	39	239
Cutera, Inc.*	20	238
Tandem Diabetes Care, Inc.*	31	237
Reata Pharmaceuticals, Inc. — Class A*	9	237
Tetraphase Pharmaceuticals, Inc.*	60	230
ChemoCentryx, Inc.*	38	230
Voyager Therapeutics, Inc.*	19	228
National Research Corp. — Class A	14	228
AcelRx Pharmaceuticals, Inc.*	58	226
Nature's Sunshine Products, Inc.	14	224
Collectors Universe, Inc.	12	222
Lifevantage Corp.*	23	218
CAI International, Inc.*	26	215
PFSweb, Inc.*	24	214
Synthetic Biologics, Inc.*	124	213
CPI Card Group, Inc.	35	211
Regulus Therapeutics, Inc.*	64	211
Trovagene, Inc.*	47	211
NantKwest, Inc.*	27	210
Bridgepoint Education, Inc.*	30	206
Cidara Therapeutics, Inc.*	18	206
Applied Genetic Technologies Corp.*	21	205
Information Services Group, Inc.*	51	203
Bio-Path Holdings, Inc.*	145	203
Anthera Pharmaceuticals, Inc.*	64	202
B. Riley Financial, Inc.	15	200
Flex Pharma, Inc.*	17	200
Ocular Therapeutix, Inc.*	29	199
TransEnterix, Inc.*	115	194
Anavex Life Sciences Corp.*	53	192
Endocyte, Inc.*	62	192
Intellia Therapeutics, Inc.*	11	187
Veracyte, Inc.*	24	183
Titan Pharmaceuticals, Inc.*	31	182
T2 Biosystems, Inc.*	25	181
Senseonics Holdings, Inc.*	46	179
Iridex Corp.*	12	174
Patriot National, Inc.*	19	171
Osiris Therapeutics, Inc.	34	169
Natural Grocers by Vitamin Cottage, Inc.*	15	167
Fortress Biotech, Inc.*	56	166
Genesis Healthcare, Inc.*	61	163
Neff Corp. — Class A*	17	162
Asterias Biotherapeutics, Inc.*	38	161
Adverum Biotechnologies, Inc.*	39	160
Dimension Therapeutics, Inc.*	20	160
Aptevo Therapeutics, Inc.*	62	159
Proteostasis Therapeutics, Inc.*	10	156
Agile Therapeutics, Inc.*	22	154
Lifeway Foods, Inc.*	9	152
Neos Therapeutics, Inc.*	23	151
Synutra International, Inc.*	35	149
Editas Medicine, Inc.*	11	148
Immune Design Corp.*	19	144
Avinger, Inc.*	30	143

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Non-cyclical - 4.7% (continued)
GlycoMimetics, Inc.*	20	$143
Axsome Therapeutics, Inc.*	18	142
Liberty Tax, Inc.	11	141
ChromaDex Corp.*	47	140
Mirati Therapeutics, Inc.*	21	139
Alico, Inc.	5	134
Zafgen, Inc.*	38	126
Infinity Pharmaceuticals, Inc.*	80	125
Galena Biopharma, Inc.*	347	122
Syndax Pharmaceuticals, Inc.*	8	121
Lipocine, Inc.*	27	120
Turning Point Brands, Inc.*	10	120
Cambium Learning Group, Inc.*	22	119
Argos Therapeutics, Inc.*	24	119
iRadimed Corp.*	7	119
Eiger BioPharmaceuticals, Inc.*	7	94
CytRx Corp.*	159	94
vTv Therapeutics, Inc. — Class A*	13	93
USMD Holdings, Inc.*	4	91
Second Sight Medical Products, Inc.*	24	84
Corvus Pharmaceuticals, Inc.*	5	82
Ampio Pharmaceuticals, Inc.*	72	53
ViewRay, Inc.*	11	50
Tokai Pharmaceuticals, Inc.*	17	26
Total Consumer, Non-cyclical		587,679
Industrial - 3.1%
Curtiss-Wright Corp.	73	6,650
Teledyne Technologies, Inc.*	57	6,152
EMCOR Group, Inc.	100	5,962
XPO Logistics, Inc.*	160	5,867
Woodward, Inc.	87	5,437
CLARCOR, Inc.	78	5,070
Tech Data Corp.*	58	4,913
EnerSys	71	4,913
Littelfuse, Inc.	37	4,767
Belden, Inc.	69	4,760
Coherent, Inc.*	41	4,531
Joy Global, Inc.	162	4,493
Louisiana-Pacific Corp.*	237	4,462
Dycom Industries, Inc.*	50	4,089
Generac Holdings, Inc.*	107	3,884
Drew Industries, Inc.	39	3,822
Universal Display Corp.*	68	3,775
Kennametal, Inc.	129	3,744
Esterline Technologies Corp.*	49	3,726
John Bean Technologies Corp.	49	3,457
Sanmina Corp.*	120	3,416
Tetra Tech, Inc.	95	3,369
Barnes Group, Inc.	82	3,325
Granite Construction, Inc.	66	3,283
Universal Forest Products, Inc.	33	3,251
MasTec, Inc.*	109	3,242
Mueller Water Products, Inc. — Class A	256	3,213
Knight Transportation, Inc.	111	3,186
Vishay Intertechnology, Inc.	225	3,170
Moog, Inc. — Class A*	53	3,156
Itron, Inc.*	56	3,123
Masonite International Corp.*	50	3,109
Golar LNG Ltd.	146	3,094
Franklin Electric Company, Inc.	76	3,094
Advanced Energy Industries, Inc.*	65	3,076
Hillenbrand, Inc.	97	3,069
KLX, Inc.*	87	3,062
Mueller Industries, Inc.	94	3,047
MSA Safety, Inc.	52	3,018
Simpson Manufacturing Company, Inc.	68	2,989
GATX Corp.	67	2,986
Watts Water Technologies, Inc. — Class A	46	2,983
Rexnord Corp.*	137	2,933
RBC Bearings, Inc.*	38	2,906
Trex Company, Inc.*	49	2,877
IMAX Corp.*	98	2,839
Matson, Inc.	71	2,831
AZZ, Inc.	43	2,806
Applied Industrial Technologies, Inc.	60	2,804
GoPro, Inc. — Class A*	166	2,769
KapStone Paper and Packaging Corp.	143	2,706
Trinseo S.A.	47	2,658
Plexus Corp.*	56	2,620
Swift Transportation Co. — Class A*	122	2,619
Brady Corp. — Class A	75	2,596
Fabrinet*	58	2,586
TASER International, Inc.*	87	2,489
Proto Labs, Inc.*	41	2,456
Smith & Wesson Holding Corp.*	90	2,393
II-VI, Inc.*	98	2,384
Summit Materials, Inc. — Class A*	125	2,318
Hub Group, Inc. — Class A*	56	2,283
Triumph Group, Inc.	81	2,258
Actuant Corp. — Class A	96	2,231
Forward Air Corp.	50	2,163
Exponent, Inc.	42	2,144
Methode Electronics, Inc.	61	2,133
Apogee Enterprises, Inc.	47	2,100
TopBuild Corp.*	63	2,092
Greif, Inc. — Class A	42	2,082
Knowles Corp.*	146	2,051
Benchmark Electronics, Inc.*	82	2,046
EnPro Industries, Inc.	36	2,046
Headwaters, Inc.*	120	2,030
ESCO Technologies, Inc.	43	1,996
Albany International Corp. — Class A	47	1,992
Kaman Corp.	45	1,976
Standex International Corp.	21	1,950
Gibraltar Industries, Inc.*	52	1,932
Cubic Corp.	41	1,919
Astec Industries, Inc.	32	1,916
AAON, Inc.	66	1,902
OSI Systems, Inc.*	29	1,896

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Industrial - 3.1% (continued)
Rogers Corp.*	31	$1,893
Tennant Co.	29	1,879
SPX FLOW, Inc.*	58	1,793
Comfort Systems USA, Inc.	61	1,788
Atlas Air Worldwide Holdings, Inc.*	41	1,756
Sturm Ruger & Company, Inc.	30	1,733
Aerojet Rocketdyne Holdings, Inc.*	98	1,723
AAR Corp.	55	1,723
Werner Enterprises, Inc.	74	1,722
CIRCOR International, Inc.	28	1,668
Chart Industries, Inc.*	50	1,642
Boise Cascade Co.*	64	1,626
US Ecology, Inc.	36	1,614
Greenbrier Companies, Inc.	45	1,589
Builders FirstSource, Inc.*	138	1,588
Patrick Industries, Inc.*	25	1,548
Badger Meter, Inc.	46	1,541
Multi-Color Corp.	23	1,518
Caesarstone Ltd.*	39	1,471
Ship Finance International Ltd.	99	1,458
Air Transport Services Group, Inc.*	101	1,449
Nordic American Tankers Ltd.	143	1,446
Astronics Corp.*	32	1,442
Heartland Express, Inc.	76	1,435
Lydall, Inc.*	28	1,432
Rofin-Sinar Technologies, Inc.*	44	1,416
TriMas Corp.*	74	1,377
Advanced Drainage Systems, Inc.	57	1,371
SPX Corp.*	68	1,370
TTM Technologies, Inc.*	119	1,363
Argan, Inc.	23	1,361
Primoris Services Corp.	66	1,360
Raven Industries, Inc.	59	1,359
Lindsay Corp.	18	1,332
Tutor Perini Corp.*	62	1,331
Harsco Corp.	132	1,311
Briggs & Stratton Corp.	70	1,306
Federal Signal Corp.	98	1,299
Sun Hydraulics Corp.	39	1,259
Encore Wire Corp.	34	1,250
Scorpio Tankers, Inc.	269	1,245
Continental Building Products, Inc.*	59	1,238
Babcock & Wilcox Enterprises, Inc.*	75	1,238
Saia, Inc.*	41	1,228
Altra Industrial Motion Corp.	42	1,217
General Cable Corp.	80	1,198
Aegion Corp. — Class A*	58	1,106
Insteel Industries, Inc.	30	1,087
Echo Global Logistics, Inc.*	47	1,084
AVX Corp.	77	1,062
US Concrete, Inc.*	23	1,060
MYR Group, Inc.*	35	1,054
Global Brass & Copper Holdings, Inc.	35	1,011
FARO Technologies, Inc.*	28	1,007
Manitowoc Company, Inc.	208	996
Kadant, Inc.	19	990
Alamo Group, Inc.	15	988
Quanex Building Products Corp.	57	984
GasLog Ltd.	67	975
Hyster-Yale Materials Handling, Inc.	16	962
CTS Corp.	51	949
Novanta, Inc.*	52	902
Energy Recovery, Inc.*	56	895
Griffon Corp.	51	868
PGT, Inc.*	79	843
Aerovironment, Inc.*	34	830
Chase Corp.	12	829
Marten Transport Ltd.	39	819
Stoneridge, Inc.*	44	810
NN, Inc.	44	803
Tredegar Corp.	43	799
ArcBest Corp.	41	780
Gorman-Rupp Co.	30	768
Frontline Ltd.	107	767
AEP Industries, Inc.	7	766
Haynes International, Inc.	20	742
Applied Optoelectronics, Inc.*	33	733
Armstrong Flooring, Inc.*	38	717
National Presto Industries, Inc.	8	702
TimkenSteel Corp.*	66	690
Mistras Group, Inc.*	29	681
NCI Building Systems, Inc.*	46	671
Overseas Shipholding Group, Inc. — Class A	63	666
YRC Worldwide, Inc.*	54	665
Casella Waste Systems, Inc. — Class A*	63	649
Kimball Electronics, Inc.*	46	638
DHT Holdings, Inc.	150	629
DXP Enterprises, Inc.*	22	620
Greif, Inc. — Class B	10	606
Powell Industries, Inc.	15	601
American Railcar Industries, Inc.	14	581
Park Electrochemical Corp.	33	573
Mesa Laboratories, Inc.	5	572
Columbus McKinnon Corp.	32	571
Teekay Corp.	72	555
CECO Environmental Corp.	49	553
Kratos Defense & Security Solutions, Inc.*	76	524
GP Strategies Corp.*	21	517
Park-Ohio Holdings Corp.	14	510
VSE Corp.	15	510
Multi Packaging Solutions International Ltd.*	35	504
Ply Gem Holdings, Inc.*	37	494
Teekay Tankers Ltd. — Class A	192	486
Myers Industries, Inc.	37	481
NVE Corp.	8	472
Energous Corp.*	24	471
LSI Industries, Inc.	40	449

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Industrial - 3.1% (continued)
Sparton Corp.*	16	$420
Ducommun, Inc.*	18	411
Control4 Corp.*	33	405
Roadrunner Transportation Systems, Inc.*	50	399
Celadon Group, Inc.	45	393
Costamare, Inc.	43	393
NV5 Global, Inc.*	12	388
Bel Fuse, Inc. — Class B	16	386
Fluidigm Corp.*	48	384
Milacron Holdings Corp.*	24	383
ZAGG, Inc.*	46	373
Covenant Transportation Group, Inc. — Class A*	19	367
Olympic Steel, Inc.	15	332
Gener8 Maritime, Inc.*	64	328
Vicor Corp.*	28	325
Vishay Precision Group, Inc.*	20	321
Ardmore Shipping Corp.	44	310
Hurco Companies, Inc.	11	309
Orion Group Holdings, Inc.*	45	308
Graham Corp.	16	306
LSB Industries, Inc.*	35	300
Hornbeck Offshore Services, Inc.*	54	297
FreightCar America, Inc.	20	288
Heritage-Crystal Clean, Inc.*	21	279
Scorpio Bulkers, Inc.*	78	270
TRC Companies, Inc.*	31	269
UFP Technologies, Inc.*	10	265
Layne Christensen Co.*	30	255
Electro Scientific Industries, Inc.*	45	254
Dorian LPG Ltd.*	41	246
Dynamic Materials Corp.	23	245
Hill International, Inc.*	53	244
Omega Flex, Inc.	6	231
IES Holdings, Inc.*	13	231
Tidewater, Inc.	79	223
Hardinge, Inc.	19	211
Lawson Products, Inc.*	11	195
Willis Lease Finance Corp.*	8	190
Allied Motion Technologies, Inc.	10	189
Universal Logistics Holdings, Inc.	14	188
USA Truck, Inc.*	18	184
Navios Maritime Acquisition Corp.	133	180
Radiant Logistics, Inc.*	63	179
Aqua Metals, Inc.*	18	159
Gencor Industries, Inc.*	13	156
Ampco-Pittsburgh Corp.	14	155
American Superconductor Corp.*	19	133
Handy & Harman Ltd.*	5	105
Power Solutions International, Inc.*	8	82
PAM Transportation Services, Inc.*	4	80
NL Industries, Inc.*	14	55
Total Industrial		386,575
Consumer, Cyclical - 2.6%
Tenneco, Inc.*	92	5,360
Jack in the Box, Inc.	54	5,182
American Eagle Outfitters, Inc.	274	4,894
Buffalo Wild Wings, Inc.*	32	4,504
Texas Roadhouse, Inc. — Class A	110	4,293
Hawaiian Holdings, Inc.*	87	4,228
Big Lots, Inc.	88	4,202
Beacon Roofing Supply, Inc.*	98	4,122
Cracker Barrel Old Country Store, Inc.	31	4,099
Lithia Motors, Inc. — Class A	40	3,820
Dana, Inc.	245	3,820
Cheesecake Factory, Inc.	75	3,755
FirstCash, Inc.	79	3,719
Wolverine World Wide, Inc.	160	3,685
Papa John's International, Inc.	46	3,627
Five Below, Inc.*	88	3,545
Steven Madden Ltd.*	101	3,491
Cooper Tire & Rubber Co.	91	3,460
UniFirst Corp.	25	3,296
Bloomin' Brands, Inc.	188	3,241
Office Depot, Inc.	907	3,238
TRI Pointe Group, Inc.*	245	3,228
Churchill Downs, Inc.	22	3,221
Interval Leisure Group, Inc.	186	3,194
Anixter International, Inc.*	49	3,160
Deckers Outdoor Corp.*	53	3,156
G&K Services, Inc. — Class A	32	3,055
HNI Corp.	75	2,986
Allegiant Travel Co. — Class A	22	2,906
Herman Miller, Inc.	99	2,831
Marriott Vacations Worldwide Corp.	38	2,786
PriceSmart, Inc.	33	2,764
Dorman Products, Inc.*	43	2,748
Boyd Gaming Corp.*	136	2,690
Core-Mark Holding Company, Inc.	75	2,685
Liberty TripAdvisor Holdings, Inc. — Class A*	120	2,622
Chico's FAS, Inc.	215	2,559
Columbia Sportswear Co.	44	2,497
Children's Place, Inc.	31	2,476
Cooper-Standard Holding, Inc.*	25	2,470
Dave & Buster's Entertainment, Inc.*	62	2,429
DineEquity, Inc.	29	2,297
GNC Holdings, Inc. — Class A	112	2,287
DSW, Inc. — Class A	110	2,253
Meritage Homes Corp.*	64	2,221
Restoration Hardware Holdings, Inc.*	64	2,213
KB Home	137	2,208
Mobile Mini, Inc.	73	2,205
American Axle & Manufacturing Holdings, Inc.*	127	2,187

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Cyclical - 2.6% (continued)
Group 1 Automotive, Inc.	34	$2,172
SkyWest, Inc.	82	2,166
G-III Apparel Group Ltd.*	71	2,070
HSN, Inc.	52	2,070
Sonic Corp.	78	2,042
La-Z-Boy, Inc.	80	1,965
Steelcase, Inc. — Class A	141	1,958
iRobot Corp.*	44	1,935
Fossil Group, Inc.*	69	1,916
Popeyes Louisiana Kitchen, Inc.*	36	1,913
Asbury Automotive Group, Inc.*	34	1,893
Gentherm, Inc.*	60	1,885
Navistar International Corp.*	82	1,877
American Woodmark Corp.*	23	1,853
Genesco, Inc.*	34	1,852
Meritor, Inc.*	165	1,836
Knoll, Inc.	80	1,828
Callaway Golf Co.	155	1,799
Interface, Inc. — Class A	107	1,786
Abercrombie & Fitch Co. — Class A	112	1,780
Caleres, Inc.	70	1,770
Oxford Industries, Inc.	26	1,760
Belmond Ltd. — Class A*	138	1,754
Universal Electronics, Inc.*	23	1,713
Virgin America, Inc.*	32	1,712
MDC Holdings, Inc.	66	1,703
Standard Motor Products, Inc.	35	1,672
Penn National Gaming, Inc.*	123	1,669
Select Comfort Corp.*	77	1,663
BMC Stock Holdings, Inc.*	91	1,613
Finish Line, Inc. — Class A	69	1,593
Ascena Retail Group, Inc.*	284	1,588
La Quinta Holdings, Inc.*	140	1,565
ClubCorp Holdings, Inc.	106	1,535
ScanSource, Inc.*	42	1,533
Wabash National Corp.*	106	1,509
National CineMedia, Inc.	102	1,501
SeaWorld Entertainment, Inc.	111	1,496
Hibbett Sports, Inc.*	37	1,476
Guess?, Inc.	101	1,476
International Speedway Corp. — Class A	44	1,470
Express, Inc.*	123	1,450
Cato Corp. — Class A	43	1,414
Pinnacle Entertainment, Inc.*	113	1,394
Cavco Industries, Inc.*	14	1,387
BJ's Restaurants, Inc.*	39	1,386
Denny's Corp.*	125	1,336
Carmike Cinemas, Inc.*	40	1,307
Bob Evans Farms, Inc.	34	1,302
Tailored Brands, Inc.	81	1,272
Essendant, Inc.	61	1,252
Ethan Allen Interiors, Inc.	40	1,251
Wesco Aircraft Holdings, Inc.*	92	1,236
DTS, Inc.	29	1,234
Superior Industries International, Inc.	42	1,225
Rush Enterprises, Inc. — Class A*	49	1,199
Barnes & Noble, Inc.	105	1,187
Installed Building Products, Inc.*	33	1,184
Douglas Dynamics, Inc.	37	1,182
Nautilus, Inc.*	51	1,159
Red Rock Resorts, Inc. — Class A	49	1,156
Buckle, Inc.	48	1,153
AMC Entertainment Holdings, Inc. — Class A	36	1,119
Fiesta Restaurant Group, Inc.*	45	1,080
Vitamin Shoppe, Inc.*	40	1,074
Winnebago Industries, Inc.	45	1,061
Francesca's Holdings Corp.*	67	1,034
Crocs, Inc.*	121	1,004
Red Robin Gourmet Burgers, Inc.*	22	989
Caesars Acquisition Co. — Class A*	79	981
Scientific Games Corp. — Class A*	86	969
Modine Manufacturing Co.*	78	925
LGI Homes, Inc.*	25	921
M/I Homes, Inc.*	39	919
EZCORP, Inc. — Class A*	83	918
Isle of Capri Casinos, Inc.*	41	913
Shake Shack, Inc. — Class A*	26	901
Taylor Morrison Home Corp. — Class A*	51	898
Tile Shop Holdings, Inc.*	54	894
Motorcar Parts of America, Inc.*	31	892
Ollie's Bargain Outlet Holdings, Inc.*	34	891
Sonic Automotive, Inc. — Class A	47	884
Biglari Holdings, Inc.*	2	872
H&E Equipment Services, Inc.	52	872
Triton International Ltd.	66	871
Lumber Liquidators Holdings, Inc.*	44	865
Fox Factory Holding Corp.*	37	850
MarineMax, Inc.*	40	838
WCI Communities, Inc.*	35	830
Tower International, Inc.	34	819
Chuy's Holdings, Inc.*	28	782
Regis Corp.*	62	778
Kimball International, Inc. — Class B	60	776
Marcus Corp.	31	776
Party City Holdco, Inc.*	45	770
Unifi, Inc.*	26	765
Wingstop, Inc.	26	762
Haverty Furniture Companies, Inc.	38	762
Carrols Restaurant Group, Inc.*	57	753
Eros International plc*	49	751
William Lyon Homes — Class A*	40	742
Titan International, Inc.	73	739

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Cyclical - 2.6% (continued)
Ruth's Hospitality Group, Inc.	52	$734
Zoe's Kitchen, Inc.*	32	710
Caesars Entertainment Corp.*	93	693
SiteOne Landscape Supply, Inc.*	19	683
Eldorado Resorts, Inc.*	48	675
Libbey, Inc.	37	661
Veritiv Corp.*	13	652
PetMed Express, Inc.	32	649
Barnes & Noble Education, Inc.*	66	632
Beazer Homes USA, Inc.*	53	618
Shoe Carnival, Inc.	23	613
Horizon Global Corp.*	30	598
Daktronics, Inc.	60	572
Flexsteel Industries, Inc.	11	569
Iconix Brand Group, Inc.*	70	568
Pier 1 Imports, Inc.	134	568
Century Communities, Inc.*	26	559
Zumiez, Inc.*	30	540
Movado Group, Inc.	25	537
Culp, Inc.	18	536
Fred's, Inc. — Class A	58	525
Del Frisco's Restaurant Group, Inc.*	39	525
Planet Fitness, Inc. — Class A*	26	522
Sequential Brands Group, Inc.*	65	520
Spartan Motors, Inc.	54	517
Vera Bradley, Inc.*	34	515
PC Connection, Inc.	19	502
Potbelly Corp.*	40	497
Federal-Mogul Holdings Corp.*	50	481
Citi Trends, Inc.	24	478
America's Car-Mart, Inc.*	13	473
Hooker Furniture Corp.	19	465
Monarch Casino & Resort, Inc.*	18	453
Del Taco Restaurants, Inc.*	38	453
Sportsman's Warehouse Holdings, Inc.*	43	452
Malibu Boats, Inc. — Class A*	30	447
Tuesday Morning Corp.*	74	443
Intrawest Resorts Holdings, Inc.*	27	438
PICO Holdings, Inc.*	36	424
Duluth Holdings, Inc. — Class B*	16	424
Winmark Corp.	4	422
El Pollo Loco Holdings, Inc.*	33	415
Metaldyne Performance Group, Inc.	26	412
Miller Industries, Inc.	18	410
Big 5 Sporting Goods Corp.	30	409
NACCO Industries, Inc. — Class A	6	408
Supreme Industries, Inc. — Class A	21	405
Perry Ellis International, Inc.*	21	405
Bassett Furniture Industries, Inc.	17	395
Reading International, Inc. — Class A*	28	374
AV Homes, Inc.*	21	349
Conn's, Inc.*	33	341
Hovnanian Enterprises, Inc. — Class A*	201	340
Speedway Motorsports, Inc.	19	339
Stein Mart, Inc.	52	330
Arctic Cat, Inc.	21	325
Habit Restaurants, Inc. — Class A*	23	322
Freshpet, Inc.*	37	320
Green Brick Partners, Inc.*	38	314
Titan Machinery, Inc.*	29	302
Weyco Group, Inc.	11	296
Kirkland's, Inc.*	24	292
Johnson Outdoors, Inc. — Class A	8	291
Superior Uniform Group, Inc.	14	277
Rush Enterprises, Inc. — Class B*	11	267
GMS, Inc.*	12	267
Gaia, Inc.*	37	266
Nathan's Famous, Inc.*	5	263
Boot Barn Holdings, Inc.*	23	262
Performance Sports Group Ltd.*	64	260
Destination XL Group, Inc.*	60	260
West Marine, Inc.*	31	256
Bojangles', Inc.*	16	255
Ruby Tuesday, Inc.*	97	243
Lifetime Brands, Inc.	18	242
Century Casinos, Inc.*	35	242
Stage Stores, Inc.	43	241
Jamba, Inc.*	22	240
Escalade, Inc.	18	230
Build-A-Bear Workshop, Inc. — Class A*	22	228
JAKKS Pacific, Inc.*	26	225
New Home Company, Inc.*	21	224
J Alexander's Holdings, Inc.*	22	223
Lindblad Expeditions Holdings, Inc.*	24	216
Kona Grill, Inc.*	17	214
Golden Entertainment, Inc.	17	212
Strattec Security Corp.	6	212
Sears Holdings Corp.*	18	206
Vince Holding Corp.*	36	203
Delta Apparel, Inc.*	12	198
Red Lion Hotels Corp.*	23	192
Tilly's, Inc. — Class A*	19	178
Marine Products Corp.	18	161
Systemax, Inc.	19	150
MCBC Holdings, Inc.	13	148
Workhorse Group, Inc.*	19	138
Luby's, Inc.*	32	137
Unique Fabricating, Inc.	11	135
Blue Bird Corp.*	9	131
Container Store Group, Inc.*	26	131
UCP, Inc. — Class A*	13	115
Empire Resorts, Inc.*	5	101
Sears Hometown and Outlet Stores, Inc.*	18	89
Noodles & Co.*	18	86
Fogo De Chao, Inc.*	8	85

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Consumer, Cyclical - 2.6% (continued)
CompX International, Inc.	3	$35
Total Consumer, Cyclical		330,769
Technology - 2.6%
Microsemi Corp.*	188	7,893
Advanced Micro Devices, Inc.*	1,078	7,450
Fair Isaac Corp.	52	6,478
Aspen Technology, Inc.*	136	6,362
Cavium, Inc.*	106	6,170
Take-Two Interactive Software, Inc.*	136	6,131
MAXIMUS, Inc.	105	5,938
Cirrus Logic, Inc.*	104	5,528
SYNNEX Corp.	48	5,477
EPAM Systems, Inc.*	79	5,475
j2 Global, Inc.	78	5,195
Blackbaud, Inc.	78	5,175
Monolithic Power Systems, Inc.	64	5,152
Integrated Device Technology, Inc.*	222	5,128
Medidata Solutions, Inc.*	91	5,074
Proofpoint, Inc.*	67	5,015
Intersil Corp. — Class A	221	4,847
Science Applications International Corp.	69	4,787
NetScout Systems, Inc.*	163	4,768
Mentor Graphics Corp.	177	4,680
Convergys Corp.	146	4,442
MKS Instruments, Inc.	87	4,326
CACI International, Inc. — Class A*	41	4,137
Entegris, Inc.*	233	4,059
Silicon Laboratories, Inc.*	68	3,998
Ambarella, Inc.*	53	3,901
FleetMatics Group plc*	65	3,899
Verint Systems, Inc.*	103	3,876
Cornerstone OnDemand, Inc.*	84	3,859
Electronics for Imaging, Inc.*	77	3,766
ACI Worldwide, Inc.*	190	3,682
Synaptics, Inc.*	62	3,632
Paycom Software, Inc.*	72	3,609
Lumentum Holdings, Inc.*	83	3,467
Acxiom Corp.*	128	3,411
CommVault Systems, Inc.*	64	3,400
3D Systems Corp.*	176	3,159
Tessera Technologies, Inc.	81	3,114
Semtech Corp.*	106	2,939
Inphi Corp.*	67	2,915
Power Integrations, Inc.	45	2,836
Synchronoss Technologies, Inc.*	68	2,800
Diebold, Inc.	112	2,776
HubSpot, Inc.*	47	2,708
ExlService Holdings, Inc.*	54	2,691
MicroStrategy, Inc. — Class A*	16	2,679
Imperva, Inc.*	47	2,524
Envestnet, Inc.*	69	2,515
Ebix, Inc.	41	2,331
RealPage, Inc.*	90	2,313
2U, Inc.*	60	2,297
Omnicell, Inc.*	59	2,260
Rambus, Inc.*	179	2,238
BroadSoft, Inc.*	48	2,234
CSG Systems International, Inc.	54	2,232
Progress Software Corp.*	82	2,230
Syntel, Inc.*	53	2,221
Cabot Microelectronics Corp.	39	2,063
SPS Commerce, Inc.*	28	2,055
Insight Enterprises, Inc.*	61	1,986
Stratasys Ltd.*	81	1,951
MaxLinear, Inc. — Class A*	92	1,865
Sykes Enterprises, Inc.*	64	1,800
Globant S.A.*	42	1,769
Qualys, Inc.*	46	1,757
Interactive Intelligence Group, Inc.*	29	1,744
Pegasystems, Inc.	59	1,740
Callidus Software, Inc.*	91	1,670
MACOM Technology Solutions Holdings, Inc.*	39	1,651
Amkor Technology, Inc.*	165	1,604
Cvent, Inc.*	50	1,586
Mercury Systems, Inc.*	64	1,573
Bottomline Technologies de, Inc.*	67	1,562
Cray, Inc.*	66	1,554
Brooks Automation, Inc.	112	1,524
Pure Storage, Inc. — Class A*	112	1,518
ManTech International Corp. — Class A	40	1,508
Super Micro Computer, Inc.*	64	1,496
Press Ganey Holdings, Inc.*	37	1,495
Monotype Imaging Holdings, Inc.	67	1,481
New Relic, Inc.*	36	1,380
inContact, Inc.*	97	1,356
Diodes, Inc.*	63	1,344
Veeco Instruments, Inc.*	66	1,296
Lattice Semiconductor Corp.*	198	1,285
MTS Systems Corp.	27	1,243
FormFactor, Inc.*	114	1,237
CEVA, Inc.*	33	1,157
Photronics, Inc.*	108	1,113
Virtusa Corp.*	45	1,111
InvenSense, Inc. — Class A*	135	1,002
Engility Holdings, Inc.*	31	977
Quality Systems, Inc.	85	962
PROS Holdings, Inc.*	42	950
Nimble Storage, Inc.*	104	918
Barracuda Networks, Inc.*	36	917
Silver Spring Networks, Inc.*	63	893
Rudolph Technologies, Inc.*	50	887
Nanometrics, Inc.*	39	871
Applied Micro Circuits Corp.*	125	869
Five9, Inc.*	54	847
Benefitfocus, Inc.*	21	838
Ultratech, Inc.*	36	831
PDF Solutions, Inc.*	44	799
Unisys Corp.*	82	799
TeleTech Holdings, Inc.	27	783
Actua Corp.*	60	777

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Technology - 2.6% (continued)
LivePerson, Inc.*	87	$732
Vocera Communications, Inc.*	41	693
Alpha & Omega Semiconductor Ltd.*	31	673
KEYW Holding Corp.*	60	662
Workiva, Inc.*	36	653
Brightcove, Inc.*	50	653
Axcelis Technologies, Inc.*	49	651
Evolent Health, Inc. — Class A*	26	640
Epiq Systems, Inc.	38	627
Exar Corp.*	67	624
Digimarc Corp.*	16	614
InnerWorkings, Inc.*	63	593
Hortonworks, Inc.*	66	551
Xactly Corp.*	37	545
Varonis Systems, Inc.*	18	542
Xcerra Corp.*	87	527
Sapiens International Corporation N.V.	41	524
Cohu, Inc.	44	517
IXYS Corp.	42	506
Computer Programs & Systems, Inc.	19	495
Digi International, Inc.*	43	490
American Software, Inc. — Class A	43	477
MINDBODY, Inc. — Class A*	24	472
Sigma Designs, Inc.*	60	467
Silicon Graphics International Corp.*	60	462
Carbonite, Inc.*	30	461
Apigee Corp.*	25	435
Eastman Kodak Co.*	29	435
DSP Group, Inc.*	36	432
Instructure, Inc.*	17	431
Avid Technology, Inc.*	53	421
Model N, Inc.*	37	411
Jive Software, Inc.*	96	409
Mitek Systems, Inc.*	48	398
Ultra Clean Holdings, Inc.*	53	393
Immersion Corp.*	47	384
Tangoe, Inc.*	46	380
Glu Mobile, Inc.*	169	379
Exa Corp.*	23	369
pdvWireless, Inc.*	16	366
Everyday Health, Inc.*	47	361
Datalink Corp.*	34	361
QAD, Inc. — Class A	16	358
TubeMogul, Inc.*	37	347
USA Technologies, Inc.*	59	331
Radisys Corp.*	58	310
Amber Road, Inc.*	30	290
ExOne Co.*	19	289
Agilysys, Inc.*	25	278
Castlight Health, Inc. — Class B*	66	275
Rosetta Stone, Inc.*	32	271
Maxwell Technologies, Inc.*	52	268
Planet Payment, Inc.*	69	256
Park City Group, Inc.*	21	248
EMCORE Corp.	43	245
Appfolio, Inc. — Class A*	12	233
Kopin Corp.*	102	222
GigPeak, Inc.*	94	221
Guidance Software, Inc.*	37	221
MobileIron, Inc.*	77	212
Cogint, Inc.*	25	127
SecureWorks Corp. — Class A*	10	125
NCI, Inc. — Class A	10	116
Majesco*	10	51
QAD, Inc. — Class B	–	–
Total Technology		321,103
Communications - 1.6%
GrubHub, Inc.*	132	5,674
ViaSat, Inc.*	73	5,449
Finisar Corp.*	177	5,275
Ciena Corp.*	226	4,927
InterDigital, Inc.	57	4,514
Zendesk, Inc.*	134	4,115
TiVo Corp.*	194	3,775
LogMeIn, Inc.	41	3,706
Media General, Inc.*	180	3,318
Meredith Corp.	62	3,223
NETGEAR, Inc.*	53	3,206
Sinclair Broadcast Group, Inc. — Class A	108	3,119
WebMD Health Corp. — Class A*	62	3,081
Gigamon, Inc.*	53	2,904
Nexstar Broadcasting Group, Inc. — Class A	50	2,886
Plantronics, Inc.	55	2,858
Viavi Solutions, Inc.*	384	2,838
DigitalGlobe, Inc.*	103	2,833
Houghton Mifflin Harcourt Co.*	203	2,722
Shutterfly, Inc.*	58	2,588
Stamps.com, Inc.*	27	2,552
Cogent Communications Holdings, Inc.	68	2,502
Etsy, Inc.*	172	2,456
Infoblox, Inc.*	93	2,452
New York Times Co. — Class A	205	2,450
Time, Inc.	169	2,447
NIC, Inc.	104	2,444
comScore, Inc.*	78	2,391
NeuStar, Inc. — Class A*	89	2,367
Ubiquiti Networks, Inc.*	43	2,301
RingCentral, Inc. — Class A*	97	2,295
Gannett Company, Inc.	193	2,247
8x8, Inc.*	145	2,237
Liberty Media Corporation-Liberty Media — Class C*	76	2,139
Shenandoah Telecommunications Co.	77	2,095
Infinera Corp.*	231	2,086
Vonage Holdings Corp.*	314	2,076
Consolidated Communications Holdings, Inc.	82	2,069
Wayfair, Inc. — Class A*	52	2,047
Shutterstock, Inc.*	32	2,038
MSG Networks, Inc. — Class A*	98	1,823
Scholastic Corp.	45	1,771

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Communications - 1.6% (continued)
AVG Technologies N.V.*	69	$1,726
Windstream Holdings, Inc.	158	1,588
ADTRAN, Inc.	82	1,569
West Corp.	71	1,568
EW Scripps Co. — Class A*	98	1,558
Cincinnati Bell, Inc.*	346	1,412
Quotient Technology, Inc.*	106	1,411
Oclaro, Inc.*	162	1,385
Ixia*	106	1,325
Box, Inc. — Class A*	80	1,261
World Wrestling Entertainment, Inc. — Class A	59	1,257
Web.com Group, Inc.*	71	1,226
Q2 Holdings, Inc.*	42	1,204
HealthStream, Inc.*	43	1,187
ATN International, Inc.	18	1,171
Perficient, Inc.*	58	1,169
Iridium Communications, Inc.*	135	1,095
Gray Television, Inc.*	105	1,088
ORBCOMM, Inc.*	106	1,087
EarthLink Holdings Corp.	173	1,073
Liberty Media Corporation-Liberty Media — Class A*	37	1,060
ePlus, Inc.*	11	1,039
Gogo, Inc.*	92	1,016
GTT Communications, Inc.*	43	1,012
New Media Investment Group, Inc.	64	992
Chegg, Inc.*	132	936
Acacia Communications, Inc.*	9	930
Liberty Media Corporation-Liberty Braves — Class C*	52	904
MDC Partners, Inc. — Class A	84	900
ShoreTel, Inc.*	111	888
Inteliquent, Inc.	54	872
Endurance International Group Holdings, Inc.*	99	866
VASCO Data Security International, Inc.*	49	863
TrueCar, Inc.*	89	840
NeoPhotonics Corp.*	51	833
XO Group, Inc.*	43	831
Entravision Communications Corp. — Class A	108	824
CalAmp Corp.*	59	823
Loral Space & Communications, Inc.*	21	821
Bazaarvoice, Inc.*	135	798
A10 Networks, Inc.*	72	770
Extreme Networks, Inc.*	170	763
Harmonic, Inc.*	126	747
tronc, Inc.	44	743
Globalstar, Inc.*	613	742
Blucora, Inc.*	65	728
Intralinks Holdings, Inc.*	69	694
Bankrate, Inc.*	78	661
General Communication, Inc. — Class A*	48	660
DHI Group, Inc.*	83	655
Angie's List, Inc.*	65	644
Global Eagle Entertainment, Inc.*	77	640
RetailMeNot, Inc.*	64	633
Blue Nile, Inc.	18	620
Sonus Networks, Inc.*	78	607
Spok Holdings, Inc.	34	606
FTD Companies, Inc.*	29	597
Boingo Wireless, Inc.*	58	596
Rapid7, Inc.*	33	582
Entercom Communications Corp. — Class A	43	556
FairPoint Communications, Inc.*	36	541
Rubicon Project, Inc.*	62	513
ChannelAdvisor Corp.*	39	504
IDT Corp. — Class B	29	500
Calix, Inc.*	68	500
Lionbridge Technologies, Inc.*	94	470
Liquidity Services, Inc.*	41	461
Lumos Networks Corp.*	32	448
Daily Journal Corp.*	2	438
MeetMe, Inc.*	68	422
Comtech Telecommunications Corp.	32	410
Straight Path Communications, Inc. — Class B*	16	410
1-800-Flowers.com, Inc. — Class A*	43	394
Silicom Ltd.	9	373
Black Box Corp.	26	361
Clearfield, Inc.*	19	357
Zix Corp.*	87	357
Lands' End, Inc.*	24	348
Overstock.com, Inc.*	22	337
RigNet, Inc.*	22	333
TechTarget, Inc.*	41	330
Saga Communications, Inc. — Class A	7	317
Telenav, Inc.*	54	309
Reis, Inc.	15	307
HC2 Holdings, Inc.*	56	305
NII Holdings, Inc.*	88	293
Central European Media Enterprises Ltd. — Class A*	126	291
Liberty Media Corporation-Liberty Braves — Class A*	15	262
Autobytel, Inc.*	14	249
VirnetX Holding Corp.*	79	242
Aerohive Networks, Inc.*	39	238
Hawaiian Telcom Holdco, Inc.*	10	224
KVH Industries, Inc.*	25	220
Limelight Networks, Inc.*	117	219
Hemisphere Media Group, Inc.*	15	191
QuinStreet, Inc.*	61	184
Numerex Corp. — Class A*	23	179
RealNetworks, Inc.*	39	174
Rightside Group Ltd.*	19	173
Preformed Line Products Co.	4	169
Marchex, Inc. — Class B*	56	155
Intelsat S.A.*	52	141

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Communications - 1.6% (continued)
Townsquare Media, Inc. — Class A*	15	$140
Radio One, Inc. — Class D*	40	121
Global Sources Ltd.*	13	110
Salem Media Group, Inc. — Class A	18	106
Corindus Vascular Robotics, Inc.*	90	100
Value Line, Inc.	2	32
Total Communications		194,206
Basic Materials - 0.9%
Olin Corp.	272	5,581
Sensient Technologies Corp.	73	5,532
US Silica Holdings, Inc.	105	4,889
Chemours Co.	300	4,800
PolyOne Corp.	139	4,700
Balchem Corp.	52	4,032
Minerals Technologies, Inc.	57	4,029
HB Fuller Co.	83	3,857
Hecla Mining Co.	627	3,575
Worthington Industries, Inc.	74	3,553
Chemtura Corp.*	104	3,412
GCP Applied Technologies, Inc.*	116	3,285
Ingevity Corp.*	70	3,227
Allegheny Technologies, Inc.	178	3,216
Carpenter Technology Corp.	76	3,136
Coeur Mining, Inc.*	265	3,135
Commercial Metals Co.	189	3,060
Stillwater Mining Co.*	201	2,685
Kaiser Aluminum Corp.	30	2,595
Stepan Co.	33	2,398
Innospec, Inc.	39	2,372
Quaker Chemical Corp.	21	2,225
Neenah Paper, Inc.	28	2,212
Cliffs Natural Resources, Inc.*	361	2,112
Schweitzer-Mauduit International, Inc.	51	1,967
Ferro Corp.*	137	1,892
AK Steel Holding Corp.*	391	1,889
Clearwater Paper Corp.*	28	1,811
Kraton Corp.*	48	1,682
PH Glatfelter Co.	72	1,561
Univar, Inc.*	71	1,551
A. Schulman, Inc.	48	1,398
Calgon Carbon Corp.	83	1,258
Innophos Holdings, Inc.	32	1,249
Deltic Timber Corp.	18	1,219
Fairmount Santrol Holdings, Inc.*	128	1,085
Koppers Holdings, Inc.*	33	1,062
Materion Corp.	33	1,013
Tronox Ltd. — Class A	107	1,003
Ferroglobe plc	107	966
Rayonier Advanced Materials, Inc.	71	949
Schnitzer Steel Industries, Inc. — Class A	44	920
Aceto Corp.	48	912
CSW Industrials, Inc.*	24	778
American Vanguard Corp.	46	739
Hawkins, Inc.	17	737
Gold Resource Corp.	82	608
OMNOVA Solutions, Inc.*	70	591
Landec Corp.*	44	590
Century Aluminum Co.*	82	570
KMG Chemicals, Inc.	15	425
Orchids Paper Products Co.	15	409
Kronos Worldwide, Inc.	37	307
Oil-Dri Corporation of America	8	301
Codexis, Inc.*	55	244
Ryerson Holding Corp.*	21	237
United States Lime & Minerals, Inc.	3	198
AgroFresh Solutions, Inc.*	36	190
ALJ Regional Holdings, Inc.*	30	141
Valhi, Inc.	41	94
Total Basic Materials		116,164
Utilities - 0.8%
IDACORP, Inc.	84	6,577
Portland General Electric Co.	148	6,303
Southwest Gas Corp.	78	5,450
WGL Holdings, Inc.	84	5,267
ONE Gas, Inc.	85	5,256
Black Hills Corp.	85	5,204
ALLETE, Inc.	82	4,889
Spire, Inc.	73	4,653
New Jersey Resources Corp.	141	4,633
NorthWestern Corp.	80	4,602
Avista Corp.	104	4,346
PNM Resources, Inc.	132	4,319
South Jersey Industries, Inc.	132	3,901
MGE Energy, Inc.	57	3,221
Ormat Technologies, Inc.	64	3,099
El Paso Electric Co.	66	3,087
Northwest Natural Gas Co.	45	2,705
California Water Service Group	79	2,535
Empire District Electric Co.	72	2,458
American States Water Co.	60	2,403
Dynegy, Inc.*	193	2,391
Otter Tail Corp.	62	2,145
Talen Energy Corp.*	139	1,925
Atlantica Yield plc	96	1,825
NRG Yield, Inc. — Class C	104	1,764
Chesapeake Utilities Corp.	24	1,465
SJW Corp.	27	1,179
Middlesex Water Co.	27	951
NRG Yield, Inc. — Class A	58	947
Unitil Corp.	23	898
Connecticut Water Service, Inc.	18	895
York Water Co.	21	623
Atlantic Power Corp.	201	496
Artesian Resources Corp. — Class A	14	400
Consolidated Water Company Ltd.	24	279
Delta Natural Gas Company, Inc.	11	262
EnerNOC, Inc.*	45	243
Spark Energy, Inc. — Class A	8	233
Ameresco, Inc. — Class A*	36	189

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 23.0% (continued)
Utilities - 0.8% (continued)
Genie Energy Ltd. — Class B*	21	$124
Global Water Resources, Inc.	13	104
Total Utilities		104,246
Energy - 0.7%
PDC Energy, Inc.*	76	5,098
RSP Permian, Inc.*	129	5,003
NOW, Inc.*	175	3,750
Carrizo Oil & Gas, Inc.*	91	3,696
Western Refining, Inc.	132	3,492
Oasis Petroleum, Inc.*	293	3,361
Matador Resources Co.*	136	3,310
Callon Petroleum Co.*	200	3,140
SemGroup Corp. — Class A	87	3,076
Oil States International, Inc.*	85	2,684
MRC Global, Inc.*	155	2,547
Pattern Energy Group, Inc.	109	2,451
Synergy Resources Corp.*	306	2,121
TerraForm Power, Inc. — Class A*	143	1,989
McDermott International, Inc.*	397	1,989
Forum Energy Technologies, Inc.*	99	1,967
Denbury Resources, Inc.*	576	1,860
Delek US Holdings, Inc.	102	1,764
Green Plains, Inc.	60	1,572
SEACOR Holdings, Inc.*	26	1,547
Unit Corp.*	83	1,544
Archrock, Inc.	115	1,504
Seadrill Ltd.*	620	1,469
Helix Energy Solutions Group, Inc.*	166	1,350
Flotek Industries, Inc.*	90	1,308
Thermon Group Holdings, Inc.*	53	1,047
Newpark Resources, Inc.*	137	1,008
TETRA Technologies, Inc.*	148	904
Atwood Oceanics, Inc.	100	869
Clayton Williams Energy, Inc.*	10	854
SunCoke Energy, Inc.	106	850
Cobalt International Energy, Inc.*	669	830
Matrix Service Co.*	44	825
Exterran Corp.*	52	815
Sanchez Energy Corp.*	92	813
Bristow Group, Inc.	56	785
REX American Resources Corp.*	9	763
Renewable Energy Group, Inc.*	90	762
Sunrun, Inc.*	104	655
Par Pacific Holdings, Inc.*	50	654
California Resources Corp.*	52	650
Ring Energy, Inc.*	59	646
Clean Energy Fuels Corp.*	144	644
Tesco Corp.	76	620
TerraForm Global, Inc. — Class A	150	617
Plug Power, Inc.*	297	508
Natural Gas Services Group, Inc.*	20	492
FutureFuel Corp.	42	474
Bill Barrett Corp.*	80	445
Panhandle Oil and Gas, Inc. — Class A	25	438
Parker Drilling Co.*	199	432
Alon USA Energy, Inc.	53	427
Pioneer Energy Services Corp.*	105	424
Geospace Technologies Corp.*	21	409
Contango Oil & Gas Co.*	37	378
Trecora Resources*	33	377
CVR Energy, Inc.	26	358
CARBO Ceramics, Inc.	32	350
PHI, Inc.*	19	345
Abraxas Petroleum Corp.*	203	343
Pacific Ethanol, Inc.*	48	332
Eclipse Resources Corp.*	93	306
EP Energy Corp. — Class A*	63	276
Westmoreland Coal Co.*	31	275
Independence Contract Drilling, Inc.*	50	263
Era Group, Inc.*	32	258
FuelCell Energy, Inc.*	47	255
Dawson Geophysical Co.*	33	252
Evolution Petroleum Corp.	40	251
EXCO Resources, Inc.*	230	246
Northern Oil and Gas, Inc.*	77	206
Jones Energy, Inc. — Class A*	52	185
Adams Resources & Energy, Inc.	4	157
Willbros Group, Inc.*	71	133
Vivint Solar, Inc.*	37	117
W&T Offshore, Inc.*	59	104
Isramco, Inc.*	1	83
Erin Energy Corp.*	24	56
Earthstone Energy, Inc.*	3	26
Total Energy		89,184
Diversified - 0.0%
HRG Group, Inc.*	195	3,062
Wins Finance Holdings, Inc.*	2	59
Total Diversified		3,121
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	51	1,437
Total Common Stocks
(Cost $2,675,172)		2,878,522

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	2	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	37	–
Leap Wireless International, Inc.
Expires 03/06/17	306	–
Dyax Corp.
Expires 01/25/17	406	–
Total Rights
(Cost $324)		–

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 36.0%
Guggenheim Strategy Fund I1	123,065	$3,075,401
Guggenheim Strategy Fund II1	57,387	1,431,242
Total Mutual Funds
(Cost $4,493,877)		4,506,643

	Face Amount
REPURCHASE AGREEMENTS††,2 - 34.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,669,816	1,669,816
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	1,314,370	1,314,370
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,314,370	1,314,370
Total Repurchase Agreements
(Cost $4,298,556)		4,298,556
Total Investments - 93.4%
(Cost $11,467,929)		$11,683,721
Other Assets & Liabilities, net - 6.6%		822,303
Total Net Assets - 100.0%		$12,506,024

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $249,400)	2	$5,597

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Russell 2000 Index Swap 0.13%[4], Terminating 11/01/16 (Notional Value $5,596,147)	4,471	$62,173
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/26/16 (Notional Value $304,245)	243	2,794
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/31/16 (Notional Value $9,671,346)	7,727	(18,487)
(Total Notional Value $15,571,738)		$46,480

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,878,522	$—	$—	$—	$—	$2,878,522
Equity Futures Contracts	—	5,597	—	—	—	5,597
Equity Index Swap Agreements	—	—	—	64,967	—	64,967
Mutual Funds	4,506,643	—	—	—	—	4,506,643
Repurchase Agreements	—	—	4,298,556	—	—	4,298,556
Rights	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Total	$7,385,165	$5,597	$4,298,556	$64,967	$—	$11,754,285

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	—	—	—	18,487	—	18,487

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

For the period ended September 30, 2016, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8%
Financial - 8.5%
Gramercy Property Trust	330	$3,181
Healthcare Realty Trust, Inc.	89	3,032
Prosperity Bancshares, Inc.	52	2,855
PrivateBancorp, Inc. — Class A	62	2,847
Investors Bancorp, Inc.	232	2,786
Medical Properties Trust, Inc.	186	2,747
Webster Financial Corp.	72	2,736
Bank of the Ozarks, Inc.	69	2,649
Ellie Mae, Inc.*	25	2,633
New Residential Investment Corp.	190	2,623
Umpqua Holdings Corp.	173	2,604
First Industrial Realty Trust, Inc.	90	2,541
Education Realty Trust, Inc.	58	2,502
Hudson Pacific Properties, Inc.	73	2,400
DuPont Fabros Technology, Inc.	58	2,393
Physicians Realty Trust	106	2,283
Acadia Realty Trust	63	2,283
Radian Group, Inc.	168	2,277
Chemical Financial Corp.	51	2,252
Wintrust Financial Corp.	40	2,223
National Health Investors, Inc.	28	2,197
Sunstone Hotel Investors, Inc.	171	2,187
CNO Financial Group, Inc.	140	2,137
MGIC Investment Corp.*	267	2,136
MB Financial, Inc.	55	2,092
UMB Financial Corp.	35	2,081
IBERIABANK Corp.	31	2,081
RLI Corp.	30	2,050
FNB Corp.	165	2,030
RLJ Lodging Trust	95	1,998
LaSalle Hotel Properties	83	1,981
Hancock Holding Co.	61	1,978
Home BancShares, Inc.	95	1,977
Urban Edge Properties	70	1,970
Stifel Financial Corp.*	51	1,962
Fulton Financial Corp.	135	1,960
QTS Realty Trust, Inc. — Class A	37	1,955
Genworth Financial, Inc. — Class A*	393	1,949
CoreSite Realty Corp.	26	1,925
Texas Capital Bancshares, Inc.*	35	1,922
United Bankshares, Inc.	51	1,921
Primerica, Inc.	36	1,909
Mack-Cali Realty Corp.	70	1,905
Valley National Bancorp	195	1,897
Washington Federal, Inc.	71	1,894
First Financial Bankshares, Inc.	51	1,858
Lexington Realty Trust	180	1,854
Retail Opportunity Investments Corp.	84	1,845
Washington Prime Group, Inc.	145	1,795
Selective Insurance Group, Inc.	45	1,793
Cathay General Bancorp	58	1,785
Pinnacle Financial Partners, Inc.	33	1,785
Kite Realty Group Trust	64	1,774
Washington Real Estate Investment Trust	57	1,774
EastGroup Properties, Inc.	24	1,765
First Citizens BancShares, Inc. — Class A	6	1,763
Hope Bancorp, Inc.	100	1,736
Sterling Bancorp	99	1,733
WageWorks, Inc.*	28	1,705
PS Business Parks, Inc.	15	1,704
Cousins Properties, Inc.	162	1,691
Glacier Bancorp, Inc.	59	1,683
CBL & Associates Properties, Inc.	133	1,614
Janus Capital Group, Inc.	114	1,596
Ryman Hospitality Properties, Inc.	33	1,589
Community Bank System, Inc.	33	1,588
Colony Capital, Inc. — Class A	87	1,586
LendingClub Corp.*	256	1,583
BancorpSouth, Inc.	68	1,578
Great Western Bancorp, Inc.	47	1,566
EverBank Financial Corp.	80	1,548
Evercore Partners, Inc. — Class A	30	1,545
Essent Group Ltd.*	58	1,544
LTC Properties, Inc.	29	1,508
Columbia Banking System, Inc.	46	1,505
Pebblebrook Hotel Trust	56	1,490
BGC Partners, Inc. — Class A	170	1,488
Enstar Group Ltd.*	9	1,480
Colony Starwood Homes	51	1,464
Trustmark Corp.	53	1,461
Old National Bancorp	103	1,448
Kennedy-Wilson Holdings, Inc.	64	1,443
DiamondRock Hospitality Co.	158	1,438
Monogram Residential Trust, Inc.	133	1,415
Capitol Federal Financial, Inc.	100	1,408
CVB Financial Corp.	79	1,391
Alexander & Baldwin, Inc.	36	1,383
GEO Group, Inc.	58	1,379
South State Corp.	18	1,351
Select Income REIT	50	1,345
Invesco Mortgage Capital, Inc.	87	1,325
STAG Industrial, Inc.	54	1,324
Hilltop Holdings, Inc.*	58	1,303
American Assets Trust, Inc.	30	1,301
Blackhawk Network Holdings, Inc.*	43	1,297
Sabra Health Care REIT, Inc.	51	1,284
International Bancshares Corp.	43	1,281
Financial Engines, Inc.	43	1,279
Pennsylvania Real Estate Investment Trust	54	1,244
PRA Group, Inc.*	36	1,243
Argo Group International Holdings Ltd.	22	1,241
Government Properties Income Trust	54	1,221
First Midwest Bancorp, Inc.	63	1,220
Kemper Corp.	31	1,219
Xenia Hotels & Resorts, Inc.	80	1,214
Potlatch Corp.	31	1,206

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Financial - 8.5% (continued)
New York REIT, Inc.	130	$1,190
American Equity Investment Life Holding Co.	67	1,188
Eagle Bancorp, Inc.*	24	1,183
Northwest Bancshares, Inc.	75	1,178
United Community Banks, Inc.	56	1,177
Rexford Industrial Realty, Inc.	51	1,167
Simmons First National Corp. — Class A	23	1,148
Ramco-Gershenson Properties Trust	61	1,143
Horace Mann Educators Corp.	31	1,136
Waddell & Reed Financial, Inc. — Class A	62	1,126
Global Net Lease, Inc.	134	1,093
NBT Bancorp, Inc.	33	1,084
Independent Bank Corp.	20	1,081
Chesapeake Lodging Trust	47	1,076
LegacyTexas Financial Group, Inc.	34	1,075
WesBanco, Inc.	33	1,073
Parkway Properties, Inc.	63	1,072
TowneBank	44	1,057
Park National Corp.	11	1,056
BofI Holding, Inc.*	47	1,053
First Financial Bancorp	48	1,048
CYS Investments, Inc.	120	1,046
Renasant Corp.	31	1,043
Astoria Financial Corp.	71	1,037
Yadkin Financial Corp.	39	1,025
Four Corners Property Trust, Inc.	48	1,024
Franklin Street Properties Corp.	81	1,021
Provident Financial Services, Inc.	48	1,019
Banner Corp.	23	1,006
Kearny Financial Corp.	72	980
Westamerica Bancorporation	19	967
Seritage Growth Properties	19	963
Terreno Realty Corp.	35	963
Apollo Commercial Real Estate Finance, Inc.	58	945
ServisFirst Bancshares, Inc.	18	934
WisdomTree Investments, Inc.	89	916
Ameris Bancorp	26	909
Summit Hotel Properties, Inc.	68	895
Agree Realty Corp.	18	890
FCB Financial Holdings, Inc. — Class A*	23	884
Union Bankshares Corp.	33	883
First Merchants Corp.	32	856
Redwood Trust, Inc.	60	850
National General Holdings Corp.	38	845
Tompkins Financial Corp.	11	841
Alexander's, Inc.	2	839
PennyMac Mortgage Investment Trust	53	826
AMERISAFE, Inc.	14	823
Boston Private Financial Holdings, Inc.	64	821
Beneficial Bancorp, Inc.	55	809
WSFS Financial Corp.	22	803
MBIA, Inc.*	103	802
S&T Bancorp, Inc.	27	783
Navigators Group, Inc.	8	775
Stewart Information Services Corp.	17	756
Aircastle Ltd.	38	754
BNC Bancorp	31	754
HFF, Inc. — Class A	27	747
Employers Holdings, Inc.	25	746
Infinity Property & Casualty Corp.	9	744
Safety Insurance Group, Inc.	11	739
St. Joe Co.*	40	735
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31	724
United Fire Group, Inc.	17	719
Monmouth Real Estate Investment Corp.	49	699
Capstead Mortgage Corp.	74	698
First Commonwealth Financial Corp.	69	696
FelCor Lodging Trust, Inc.	107	688
Cohen & Steers, Inc.	16	684
Banc of California, Inc.	39	681
New Senior Investment Group, Inc.	59	681
CareTrust REIT, Inc.	45	665
Berkshire Hills Bancorp, Inc.	24	665
Hanmi Financial Corp.	25	659
Brookline Bancorp, Inc.	54	658
KCG Holdings, Inc. — Class A*	42	652
FNFV Group*	52	649
Nelnet, Inc. — Class A	16	646
Ambac Financial Group, Inc.*	35	644
CenterState Banks, Inc.	36	638
Lakeland Financial Corp.	18	638
ARMOUR Residential REIT, Inc.	28	630
Universal Health Realty Income Trust	10	630
Universal Insurance Holdings, Inc.	25	630
Cardinal Financial Corp.	24	626
Third Point Reinsurance Ltd.*	52	624
State Bank Financial Corp.	27	616
Heartland Financial USA, Inc.	17	613
RE/MAX Holdings, Inc. — Class A	14	613
PHH Corp.*	42	607
MTGE Investment Corp.	35	602
Maiden Holdings Ltd.	47	596
Meridian Bancorp, Inc.	38	592
Tier REIT, Inc.	38	587
iStar, Inc.*	54	579
Central Pacific Financial Corp.	23	579
Southside Bancshares, Inc.	18	579
Hersha Hospitality Trust	32	577
National Storage Affiliates Trust	27	565
Investors Real Estate Trust	95	565
Pacific Premier Bancorp, Inc.*	21	556

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Financial - 8.5% (continued)
United Financial Bancorp, Inc.	40	$554
City Holding Co.	11	553
Sandy Spring Bancorp, Inc.	18	550
InfraREIT, Inc.	30	544
First Busey Corp.	24	542
Chatham Lodging Trust	28	539
Saul Centers, Inc.	8	533
Piper Jaffray Cos.*	11	531
Walker & Dunlop, Inc.*	21	530
Stock Yards Bancorp, Inc.	16	527
New York Mortgage Trust, Inc. REIT	86	518
Northfield Bancorp, Inc.	32	515
NorthStar Realty Europe Corp.	47	515
TrustCo Bank Corp. NY	71	503
Flushing Financial Corp.	21	498
Opus Bank	14	495
Greenhill & Company, Inc.	21	495
Virtus Investment Partners, Inc.	5	489
Urstadt Biddle Properties, Inc. — Class A	22	489
Washington Trust Bancorp, Inc.	12	483
Capital Bank Financial Corp. — Class A	15	482
Getty Realty Corp.	20	479
First BanCorp*	92	478
Customers Bancorp, Inc.*	19	478
First Interstate BancSystem, Inc. — Class A	15	473
Greenlight Capital Re Ltd. — Class A*	23	470
Enterprise Financial Services Corp.	15	469
Cedar Realty Trust, Inc.	65	468
Easterly Government Properties, Inc.	24	458
Oritani Financial Corp.	29	456
Silver Bay Realty Trust Corp.	26	456
Cass Information Systems, Inc.	8	453
HomeStreet, Inc.*	18	451
MainSource Financial Group, Inc.	18	449
FBL Financial Group, Inc. — Class A	7	448
Altisource Residential Corp.	41	447
Investment Technology Group, Inc.	26	446
Community Trust Bancorp, Inc.	12	445
Flagstar Bancorp, Inc.*	16	444
Univest Corporation of Pennsylvania	19	444
BancFirst Corp.	6	435
TriCo Bancshares	16	428
International. FCStone, Inc.*	11	427
Encore Capital Group, Inc.*	19	427
Meta Financial Group, Inc.	7	424
Lakeland Bancorp, Inc.	30	421
First Potomac Realty Trust	46	421
National Bank Holdings Corp. — Class A	18	420
OM Asset Management plc	30	417
Bryn Mawr Bank Corp.	13	416
National Western Life Group, Inc. — Class A	2	411
Dime Community Bancshares, Inc.	24	402
Independent Bank Group, Inc.	9	398
Ladder Capital Corp. — Class A	30	397
Heritage Financial Corp.	22	395
1st Source Corp.	11	393
German American Bancorp, Inc.	10	389
CoBiz Financial, Inc.	29	386
Camden National Corp.	8	382
PJT Partners, Inc. — Class A	14	382
ConnectOne Bancorp, Inc.	21	379
Moelis & Co. — Class A	14	376
WMIH Corp.*	159	372
Bridge Bancorp, Inc.	13	372
Nationstar Mortgage Holdings, Inc.*	25	370
Seacoast Banking Corporation of Florida*	23	370
Diamond Hill Investment Group, Inc.	2	370
Anworth Mortgage Asset Corp.	75	369
Great Southern Bancorp, Inc.	9	366
First of Long Island Corp.	11	365
James River Group Holdings Ltd.	10	362
Ashford Hospitality Trust, Inc.	61	359
CatchMark Timber Trust, Inc. — Class A	30	351
Armada Hoffler Properties, Inc.	26	348
OFG Bancorp	34	344
Waterstone Financial, Inc.	20	340
Citizens, Inc.*	36	337
Park Sterling Corp.	41	333
AG Mortgage Investment Trust, Inc.	21	331
Arrow Financial Corp.	10	328
First Financial Corp.	8	325
Western Asset Mortgage Capital Corp. REIT	31	323
Mercantile Bank Corp.	12	322
Preferred Bank/Los Angeles CA	9	322
Westwood Holdings Group, Inc.	6	319
Gladstone Commercial Corp.	17	317
Suffolk Bancorp	9	313
First Defiance Financial Corp.	7	312
OceanFirst Financial Corp.	16	308
Forestar Group, Inc.*	26	304
Stonegate Bank	9	304
Heritage Insurance Holdings, Inc.	21	303
Virtu Financial, Inc. — Class A	20	299
First Community Bancshares, Inc.	12	298
NMI Holdings, Inc. — Class A*	39	297
First Bancorp	15	297
Peoples Bancorp, Inc.	12	295

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Financial - 8.5% (continued)
Resource Capital Corp.	23	$295
Fidelity Southern Corp.	16	294
Horizon Bancorp	10	294
Altisource Portfolio Solutions S.A.*	9	292
Cowen Group, Inc. — Class A*	80	290
Marcus & Millichap, Inc.*	11	288
Ocwen Financial Corp.*	78	286
State Auto Financial Corp.	12	286
QCR Holdings, Inc.	9	285
Blue Hills Bancorp, Inc.	19	285
Independence Realty Trust, Inc.	31	278
Whitestone REIT — Class B	20	278
Farmer Mac — Class C	7	277
NexPoint Residential Trust, Inc.	14	275
TriState Capital Holdings, Inc.*	17	275
CU Bancorp*	12	274
Financial Institutions, Inc.	10	271
Peapack Gladstone Financial Corp.	12	269
State National Companies, Inc.	24	267
Southwest Bancorp, Inc.	14	266
Ares Commercial Real Estate Corp.	21	265
CorEnergy Infrastructure Trust, Inc.	9	264
Franklin Financial Network, Inc.*	7	262
Acacia Research Corp.	40	261
Clifton Bancorp, Inc.	17	260
United Community Financial Corp.	36	256
Ashford Hospitality Prime, Inc.	18	254
Independent Bank Corp.	15	252
Pacific Continental Corp.	15	252
Dynex Capital, Inc.	34	252
Arlington Asset Investment Corp. — Class A	17	251
Houlihan Lokey, Inc.	10	251
Republic Bancorp, Inc. — Class A	8	249
First Foundation, Inc.*	10	247
Bank Mutual Corp.	32	246
World Acceptance Corp.*	5	245
RAIT Financial Trust	72	243
Preferred Apartment Communities, Inc. — Class A	18	243
Allegiance Bancshares, Inc.*	9	243
One Liberty Properties, Inc.	10	242
HomeTrust Bancshares, Inc.*	13	241
Triumph Bancorp, Inc.*	12	238
West Bancorporation, Inc.	12	235
CNB Financial Corp.	11	233
Nicolet Bankshares, Inc.*	6	230
Heritage Commerce Corp.	21	230
UMH Properties, Inc.	19	226
People's Utah Bancorp	11	224
United Insurance Holdings Corp.	13	221
National Bankshares, Inc.	6	221
On Deck Capital, Inc.*	38	217
City Office REIT, Inc.	17	216
OneBeacon Insurance Group Ltd. — Class A	15	214
Fidelity & Guaranty Life	9	209
Sun Bancorp, Inc.	9	208
Peoples Financial Services Corp.	5	204
Live Oak Bancshares, Inc.	14	202
Bank of Marin Bancorp	4	199
Citizens & Northern Corp.	9	198
Community Healthcare Trust, Inc.	9	197
Guaranty Bancorp	11	196
Enterprise Bancorp, Inc.	7	196
First Connecticut Bancorp, Inc.	11	196
American National Bankshares, Inc.	7	196
National Interstate Corp.	6	195
Bluerock Residential Growth REIT, Inc.	15	195
Atlantic Capital Bancshares, Inc.*	13	195
Safeguard Scientifics, Inc.*	15	194
Farmers National Banc Corp.	18	194
Enova International, Inc.*	20	194
First Bancorp, Inc.	8	192
RMR Group, Inc. — Class A	5	190
EMC Insurance Group, Inc.	7	189
Orchid Island Capital, Inc.	18	188
Federated National Holding Co.	10	187
Trupanion, Inc.*	11	186
MidWestOne Financial Group, Inc.	6	182
HCI Group, Inc.	6	182
Ladenburg Thalmann Financial Services, Inc.*	78	180
Baldwin & Lyons, Inc. — Class B	7	179
Carolina Financial Corp.	8	179
Global Indemnity plc — Class A*	6	178
Penns Woods Bancorp, Inc.	4	178
NewStar Financial, Inc.*	18	175
Old Second Bancorp, Inc.	21	175
Bancorp, Inc.*	27	173
Regional Management Corp.*	8	173
GAIN Capital Holdings, Inc.	28	173
Territorial Bancorp, Inc.	6	172
PennyMac Financial Services, Inc. — Class A*	10	170
Sierra Bancorp	9	169
Ames National Corp.	6	166
Green Bancorp, Inc.*	15	164
Great Ajax Corp.	12	164
First Mid-Illinois Bancshares, Inc.	6	164
National Commerce Corp.*	6	162
Merchants Bancshares, Inc.	5	162
Macatawa Bank Corp.	20	160
eHealth, Inc.*	14	157
FRP Holdings, Inc.*	5	155
Consolidated-Tomoka Land Co.	3	154

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Financial - 8.5% (continued)
BankFinancial Corp.	12	$152
Farmers Capital Bank Corp.	5	149
WashingtonFirst Bankshares, Inc.	6	148
Heritage Oaks Bancorp	18	148
Bar Harbor Bankshares	4	147
Trinity Place Holdings, Inc.*	15	147
Cascade Bancorp*	24	145
Access National Corp.	6	143
First Business Financial Services, Inc.	6	141
BSB Bancorp, Inc.*	6	141
Home Bancorp, Inc.	5	140
MutualFirst Financial, Inc.	5	139
Hingham Institution for Savings	1	139
Bear State Financial, Inc.	15	138
Century Bancorp, Inc. — Class A	3	136
Marlin Business Services Corp.	7	136
Capital City Bank Group, Inc.	9	133
Codorus Valley Bancorp, Inc.	6	131
C&F Financial Corp.	3	129
Charter Financial Corp.	10	129
Northrim BanCorp, Inc.	5	129
LCNB Corp.	7	128
Central Valley Community Bancorp	8	127
MBT Financial Corp.	14	127
Atlas Financial Holdings, Inc.*	8	126
Xenith Bankshares, Inc.*	54	125
CommunityOne Bancorp*	9	125
Southern Missouri Bancorp, Inc.	5	125
Real Industry, Inc.*	20	122
Stratus Properties, Inc.*	5	122
Owens Realty Mortgage, Inc.	7	121
Premier Financial Bancorp, Inc.	7	120
SI Financial Group, Inc.	9	119
Orrstown Financial Services, Inc.	6	119
Bankwell Financial Group, Inc.	5	118
Old Line Bancshares, Inc.	6	118
Southern National Bancorp of Virginia, Inc.	9	117
Summit Financial Group, Inc.	6	115
Oppenheimer Holdings, Inc. — Class A	8	114
GAMCO Investors, Inc. — Class A	4	114
First Financial Northwest, Inc.	8	113
Middleburg Financial Corp.	4	113
Southern First Bancshares, Inc.*	4	110
Lake Sunapee Bank Group	6	108
First Northwest Bancorp*	8	108
Associated Capital Group, Inc. — Class A	3	106
ACNB Corp.	4	106
Shore Bancshares, Inc.	9	106
Veritex Holdings, Inc.*	6	104
First NBC Bank Holding Co.*	11	104
Equity Bancshares, Inc. — Class A*	4	104
Independence Holding Co.	6	103
Hallmark Financial Services, Inc.*	10	103
Republic First Bancorp, Inc.*	25	103
Union Bankshares, Inc.	3	102
Crawford & Co. — Class B	9	102
Tiptree Financial, Inc. — Class A	17	101
Farmland Partners, Inc.	9	101
Investors Title Co.	1	100
Provident Financial Holdings, Inc.	5	98
Donegal Group, Inc. — Class A	6	97
First Community Financial Partners, Inc.*	10	95
Pzena Investment Management, Inc. — Class A	12	92
First Internet Bancorp	4	92
Impac Mortgage Holdings, Inc.*	7	92
Westfield Financial, Inc.	12	92
Blue Capital Reinsurance Holdings Ltd.	5	92
Calamos Asset Management, Inc. — Class A	13	89
Chemung Financial Corp.	3	87
Manning & Napier, Inc. — Class A	12	85
ESSA Bancorp, Inc.	6	83
Pacific Mercantile Bancorp*	11	81
County Bancorp, Inc.	4	80
Midland States Bancorp, Inc.	3	76
Hennessy Advisors, Inc.	2	71
Silvercrest Asset Management Group, Inc. — Class A	5	59
Walter Investment Management Corp.*	14	57
FBR & Co.	4	53
Provident Bancorp, Inc.*	3	47
Medley Management, Inc. — Class A	5	42
BBX Capital Corp. — Class A*	2	41
Greene County Bancorp, Inc.	2	33
Griffin Industrial Realty, Inc.	1	32
California First National Bancorp	2	28
Fifth Street Asset Management, Inc.	4	22
Huntington Bancshares, Inc.	0	3
United Development Funding IV†††	22	–
Total Financial		349,653
Consumer, Non-cyclical - 6.7%
Cepheid*	57	3,002
PAREXEL International Corp.*	42	2,917
HealthSouth Corp.	69	2,799
NuVasive, Inc.*	39	2,600
B&G Foods, Inc.	52	2,558
Deluxe Corp.	38	2,539
Horizon Pharma plc*	127	2,304
Exelixis, Inc.*	178	2,278

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Bright Horizons Family Solutions, Inc.*	34	$2,274
TESARO, Inc.*	22	2,205
Healthcare Services Group, Inc.	54	2,137
Snyder's-Lance, Inc.	63	2,115
Cantel Medical Corp.	27	2,104
Prestige Brands Holdings, Inc.*	42	2,027
Sarepta Therapeutics, Inc.*	33	2,028
Catalent, Inc.*	78	2,015
Medicines Co.*	53	2,000
Ultragenyx Pharmaceutical, Inc.*	28	1,986
Molina Healthcare, Inc.*	34	1,982
Lancaster Colony Corp.	15	1,981
Integra LifeSciences Holdings Corp.*	24	1,981
Wright Medical Group N.V.*	80	1,961
Avon Products, Inc.*	345	1,953
ARIAD Pharmaceuticals, Inc.*	139	1,903
Bluebird Bio, Inc.*	28	1,898
Insulet Corp.*	46	1,883
Nevro Corp.*	18	1,879
Masimo Corp.*	31	1,844
Cimpress N.V.*	18	1,821
Helen of Troy Ltd.*	21	1,809
Nektar Therapeutics*	102	1,752
ABM Industries, Inc.	44	1,747
Darling Ingredients, Inc.*	129	1,743
Owens & Minor, Inc.	50	1,737
Team Health Holdings, Inc.*	53	1,725
Chemed Corp.	12	1,693
Kite Pharma, Inc.*	30	1,676
Prothena Corporation plc*	27	1,618
Ironwood Pharmaceuticals, Inc. — Class A*	101	1,604
United Natural Foods, Inc.*	40	1,602
Neogen Corp.*	28	1,566
Vector Group Ltd.	72	1,557
Ligand Pharmaceuticals, Inc. — Class B*	15	1,531
Exact Sciences Corp.*	82	1,523
Penumbra, Inc.*	20	1,520
ICU Medical, Inc.*	12	1,517
Cardtronics plc — Class A*	34	1,515
Sotheby's	39	1,482
Monro Muffler Brake, Inc.	24	1,468
Matthews International Corp. — Class A	24	1,458
On Assignment, Inc.*	40	1,452
Haemonetics Corp.*	40	1,448
Sanderson Farms, Inc.	15	1,445
HMS Holdings Corp.*	65	1,441
Fresh Del Monte Produce, Inc.	24	1,438
J&J Snack Foods Corp.	12	1,429
Incorporated Research Holdings, Inc. — Class A*	32	1,427
Grand Canyon Education, Inc.*	35	1,414
Advisory Board Co.*	31	1,388
FTI Consulting, Inc.*	31	1,381
CEB, Inc.	25	1,362
Travelport Worldwide Ltd.	90	1,353
Radius Health, Inc.*	25	1,352
Impax Laboratories, Inc.*	57	1,351
Aaron's, Inc.	52	1,322
Brink's Co.	35	1,298
Puma Biotechnology, Inc.*	19	1,274
NxStage Medical, Inc.*	50	1,250
Halyard Health, Inc.*	36	1,248
WD-40 Co.	11	1,237
Globus Medical, Inc. — Class A*	54	1,219
Alder Biopharmaceuticals, Inc.*	37	1,211
HealthEquity, Inc.*	32	1,211
Depomed, Inc.*	48	1,200
AMN Healthcare Services, Inc.*	37	1,179
Dean Foods Co.	71	1,164
DeVry Education Group, Inc.	49	1,130
Select Medical Holdings Corp.*	83	1,120
LifeLock, Inc.*	66	1,117
Cambrex Corp.*	25	1,111
Ophthotech Corp.*	24	1,107
Five Prime Therapeutics, Inc.*	21	1,102
Zeltiq Aesthetics, Inc.*	28	1,098
Myriad Genetics, Inc.*	53	1,091
Boston Beer Company, Inc. — Class A*	7	1,087
Amedisys, Inc.*	22	1,044
SUPERVALU, Inc.*	208	1,038
Surgical Care Affiliates, Inc.*	21	1,024
Magellan Health, Inc.*	19	1,021
PRA Health Sciences, Inc.*	18	1,017
Huron Consulting Group, Inc.*	17	1,016
Halozyme Therapeutics, Inc.*	84	1,015
Theravance Biopharma, Inc.*	28	1,015
Sage Therapeutics, Inc.*	22	1,013
Community Health Systems, Inc.*	86	992
Universal Corp.	17	990
Natus Medical, Inc.*	25	982
Diplomat Pharmacy, Inc.*	35	981
Pacira Pharmaceuticals, Inc.*	28	958
Insperity, Inc.	13	944
Korn/Ferry International	44	924
Supernus Pharmaceuticals, Inc.*	37	915
Spark Therapeutics, Inc.*	15	901
Cal-Maine Foods, Inc.	23	886
Analogic Corp.	10	886
Abaxis, Inc.	17	878
FibroGen, Inc.*	42	869
Cynosure, Inc. — Class A*	17	866
Clovis Oncology, Inc.*	24	865
Portola Pharmaceuticals, Inc.*	38	863
Air Methods Corp.*	27	850
Cempra, Inc.*	35	847
CONMED Corp.	21	841
EVERTEC, Inc.	50	839
Amicus Therapeutics, Inc.*	112	829
Spectranetics Corp.*	33	828
SpartanNash Co.	28	810
Endologix, Inc.*	63	806

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Non-cyclical - 6.7% (continued)
TherapeuticsMD, Inc.*	118	$804
Merit Medical Systems, Inc.*	33	802
ACCO Brands Corp.*	83	800
Acceleron Pharma, Inc.*	22	796
Emergent BioSolutions, Inc.*	25	788
Calavo Growers, Inc.	12	785
Repligen Corp.*	26	785
Green Dot Corp. — Class A*	34	784
Synergy Pharmaceuticals, Inc.*	142	782
Array BioPharma, Inc.*	114	770
Navigant Consulting, Inc.*	38	768
Ensign Group, Inc.	38	765
Andersons, Inc.	21	760
Paylocity Holding Corp.*	17	756
TrueBlue, Inc.*	33	748
MacroGenics, Inc.*	25	748
Achillion Pharmaceuticals, Inc.*	91	737
Team, Inc.*	22	720
Performance Food Group Co.*	29	719
Inogen, Inc.*	12	719
Aerie Pharmaceuticals, Inc.*	19	717
TriNet Group, Inc.*	33	714
Insmed, Inc.*	49	711
Acorda Therapeutics, Inc.*	34	710
Innoviva, Inc.*	64	703
AMAG Pharmaceuticals, Inc.*	28	686
NutriSystem, Inc.	23	683
Luminex Corp.*	30	682
MiMedx Group, Inc.*	79	678
Kindred Healthcare, Inc.	66	675
Healthways, Inc.*	25	662
Dermira, Inc.*	19	643
US Physical Therapy, Inc.	10	627
Vascular Solutions, Inc.*	13	627
ICF International, Inc.*	14	620
Central Garden & Pet Co. — Class A*	25	620
PharMerica Corp.*	22	618
Meridian Bioscience, Inc.	32	617
Xencor, Inc.*	25	612
Retrophin, Inc.*	27	604
Merrimack Pharmaceuticals, Inc.*	95	603
Raptor Pharmaceutical Corp.*	67	601
Momenta Pharmaceuticals, Inc.*	51	596
National Healthcare Corp.	9	594
Cardiovascular Systems, Inc.*	25	594
Coca-Cola Bottling Company Consolidated	4	593
Coherus Biosciences, Inc.*	22	589
Quad/Graphics, Inc.	22	588
Lannett Company, Inc.*	22	585
Lexicon Pharmaceuticals, Inc.*	32	578
Orthofix International N.V.*	13	556
Pacific Biosciences of California, Inc.*	62	556
USANA Health Sciences, Inc.*	4	554
Viad Corp.	15	553
McGrath RentCorp	17	539
ZIOPHARM Oncology, Inc.*	95	535
Anika Therapeutics, Inc.*	11	526
Apollo Education Group, Inc. — Class A*	66	525
Capella Education Co.	9	522
Integer Holdings Corp.*	24	521
Rent-A-Center, Inc.	41	518
Tootsie Roll Industries, Inc.	14	516
Amphastar Pharmaceuticals, Inc.*	27	512
Inovio Pharmaceuticals, Inc.*	53	494
Accelerate Diagnostics, Inc.*	18	491
Cerus Corp.*	79	491
Eagle Pharmaceuticals, Inc.*	7	490
Providence Service Corp.*	10	486
LendingTree, Inc.*	5	485
Adeptus Health, Inc. — Class A*	11	474
Vanda Pharmaceuticals, Inc.*	28	466
Quidel Corp.*	21	464
Glaukos Corp.*	12	453
Inter Parfums, Inc.	14	452
CBIZ, Inc.*	40	448
Blueprint Medicines Corp.*	15	446
Kelly Services, Inc. — Class A	23	442
Novavax, Inc.*	212	441
PDL BioPharma, Inc.	130	436
Ingles Markets, Inc. — Class A	11	435
Genomic Health, Inc.*	15	434
Atrion Corp.	1	427
Weis Markets, Inc.	8	424
Strayer Education, Inc.*	9	420
Vitae Pharmaceuticals, Inc.*	20	418
RPX Corp.*	39	417
Heron Therapeutics, Inc.*	24	414
Intra-Cellular Therapies, Inc.*	27	411
Agenus, Inc.*	57	409
LHC Group, Inc.*	11	406
CryoLife, Inc.	23	404
Resources Connection, Inc.	27	403
Accuray, Inc.*	63	401
SciClone Pharmaceuticals, Inc.*	39	400
ANI Pharmaceuticals, Inc.*	6	398
Omega Protein Corp.*	17	397
National Beverage Corp.*	9	396
Triple-S Management Corp. — Class B*	18	395
BioTelemetry, Inc.*	21	390
Atara Biotherapeutics, Inc.*	18	385
Phibro Animal Health Corp. — Class A	14	381
AtriCure, Inc.*	24	380
Corcept Therapeutics, Inc.*	58	377
K12, Inc.*	26	373
Capital Senior Living Corp.*	22	370
Kforce, Inc.	18	369
AngioDynamics, Inc.*	21	368
MGP Ingredients, Inc.	9	365
PTC Therapeutics, Inc.*	26	364
Career Education Corp.*	53	360
John B Sanfilippo & Son, Inc.	7	359

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Amplify Snack Brands, Inc.*	22	$356
K2M Group Holdings, Inc.*	20	356
GenMark Diagnostics, Inc.*	30	354
Arrowhead Pharmaceuticals, Inc.*	48	353
Progenics Pharmaceuticals, Inc.*	55	348
Aduro Biotech, Inc.*	28	348
Omeros Corp.*	31	346
Otonomy, Inc.*	19	346
NeoGenomics, Inc.*	42	345
Lion Biotechnologies, Inc.*	41	337
Ennis, Inc.	20	337
Arena Pharmaceuticals, Inc.*	192	336
Cotiviti Holdings, Inc.*	10	335
OraSure Technologies, Inc.*	42	335
Novocure Ltd.*	39	333
SP Plus Corp.*	13	332
Flexion Therapeutics, Inc.*	17	332
Revlon, Inc. — Class A*	9	331
Albany Molecular Research, Inc.*	20	330
Keryx Biopharmaceuticals, Inc.*	61	324
Enanta Pharmaceuticals, Inc.*	12	319
Bellicum Pharmaceuticals, Inc.*	16	319
Intersect ENT, Inc.*	20	317
Aimmune Therapeutics, Inc.*	21	315
Dynavax Technologies Corp.*	30	315
Landauer, Inc.	7	311
Forrester Research, Inc.	8	311
CorVel Corp.*	8	307
Epizyme, Inc.*	31	305
Surgery Partners, Inc.*	15	304
Celldex Therapeutics, Inc.*	75	303
Medifast, Inc.	8	302
Surmodics, Inc.*	10	301
Global Blood Therapeutics, Inc.*	13	300
Ardelyx, Inc.*	23	298
Hackett Group, Inc.	18	297
Teladoc, Inc.*	16	293
STAAR Surgical Co.*	31	291
Advaxis, Inc.*	27	289
Spectrum Pharmaceuticals, Inc.*	61	285
Cross Country Healthcare, Inc.*	24	283
Invacare Corp.	25	279
Tobira Therapeutics, Inc.*	7	278
Heska Corp.*	5	272
Geron Corp.*	119	269
Rigel Pharmaceuticals, Inc.*	73	268
ConforMIS, Inc.*	27	268
Universal American Corp.	35	268
Loxo Oncology, Inc.*	10	262
La Jolla Pharmaceutical Co.*	11	262
Carriage Services, Inc. — Class A	11	260
Heidrick & Struggles International, Inc.	14	260
Revance Therapeutics, Inc.*	16	259
Versartis, Inc.*	21	257
NewLink Genetics Corp.*	17	255
Organovo Holdings, Inc.*	67	254
Akebia Therapeutics, Inc.*	28	253
Axovant Sciences Ltd.*	18	252
BioCryst Pharmaceuticals, Inc.*	57	251
CytomX Therapeutics, Inc.*	16	251
Sangamo BioSciences, Inc.*	54	250
Barrett Business Services, Inc.	5	248
Rockwell Medical, Inc.*	37	248
Monster Worldwide, Inc.*	68	245
Aratana Therapeutics, Inc.*	26	243
Tejon Ranch Co.*	10	243
Teligent, Inc.*	32	243
Cytokinetics, Inc.*	26	239
American Public Education, Inc.*	12	238
BioScrip, Inc.*	82	237
Trevena, Inc.*	35	236
ServiceSource International, Inc.*	48	234
Foundation Medicine, Inc.*	10	234
Natera, Inc.*	21	233
Alarm.com Holdings, Inc.*	8	231
Curis, Inc.*	87	227
TG Therapeutics, Inc.*	29	224
REGENXBIO, Inc.*	16	224
Insys Therapeutics, Inc.*	19	224
Sucampo Pharmaceuticals, Inc. — Class A*	18	222
Immunomedics, Inc.*	68	221
Almost Family, Inc.*	6	221
NanoString Technologies, Inc.*	11	220
Civitas Solutions, Inc.*	12	219
LeMaitre Vascular, Inc.	11	218
Zogenix, Inc.*	19	217
Smart & Final Stores, Inc.*	17	217
Weight Watchers International, Inc.*	21	217
Exactech, Inc.*	8	216
Oxford Immunotec Global plc*	17	214
Adamas Pharmaceuticals, Inc.*	13	213
Farmer Brothers Co.*	6	213
Minerva Neurosciences, Inc.*	15	212
BioTime, Inc.*	54	211
RadNet, Inc.*	28	207
Primo Water Corp.*	17	206
WaVe Life Sciences Ltd.*	6	195
Collegium Pharmaceutical, Inc.*	10	193
XBiotech, Inc.*	14	188
Craft Brew Alliance, Inc.*	10	188
Nutraceutical International Corp.*	6	187
Ascent Capital Group, Inc. — Class A*	8	185
OncoMed Pharmaceuticals, Inc.*	16	183
Chimerix, Inc.*	33	183
BioSpecifics Technologies Corp.*	4	183
Central Garden & Pet Co.*	7	182
USMD Holdings, Inc.*	8	181

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Utah Medical Products, Inc.	3	$179
Aclaris Therapeutics, Inc.*	7	179
CSS Industries, Inc.	7	179
Idera Pharmaceuticals, Inc.*	69	177
Karyopharm Therapeutics, Inc.*	18	175
ImmunoGen, Inc.*	65	174
MediciNova, Inc.*	23	172
OvaScience, Inc.*	24	172
AxoGen, Inc.*	19	172
Limoneira Co.	9	170
InVivo Therapeutics Holdings Corp.*	25	170
Natural Health Trends Corp.	6	170
Seneca Foods Corp. — Class A*	6	169
Paratek Pharmaceuticals, Inc.*	13	169
TerraVia Holdings, Inc.*	61	168
Chefs' Warehouse, Inc.*	15	167
Esperion Therapeutics, Inc.*	12	166
Avexis, Inc.*	4	165
Great Lakes Dredge & Dock Corp.*	47	165
MoneyGram International, Inc.*	23	163
Franklin Covey Co.*	9	160
Village Super Market, Inc. — Class A	5	160
Seres Therapeutics, Inc.*	13	160
CRA International, Inc.*	6	160
Enzo Biochem, Inc.*	31	158
Invitae Corp.*	18	158
Addus HomeCare Corp.*	6	157
MannKind Corp.*	252	156
Sorrento Therapeutics, Inc.*	20	155
Nobilis Health Corp.*	44	147
MyoKardia, Inc.*	9	147
Quorum Health Corp.*	23	144
RTI Surgical, Inc.*	45	141
Stemline Therapeutics, Inc.*	13	141
AAC Holdings, Inc.*	8	139
Ignyta, Inc.*	22	138
Durect Corp.*	99	138
Pfenex, Inc.*	15	134
Cara Therapeutics, Inc.*	16	134
Entellus Medical, Inc.*	6	133
Inotek Pharmaceuticals Corp.*	14	133
Inventure Foods, Inc.*	14	132
Concert Pharmaceuticals, Inc.*	13	131
PharmAthene, Inc.*	45	131
Cellular Biomedicine Group, Inc.*	9	131
Egalet Corp.*	17	129
Athersys, Inc.*	60	128
Edge Therapeutics, Inc.*	12	125
Vectrus, Inc.*	8	122
Textainer Group Holdings Ltd.	16	120
ARC Document Solutions, Inc.*	32	120
Care.com, Inc.*	12	120
Medgenics, Inc.*	21	117
Tandem Diabetes Care, Inc.*	15	115
Alliance One International, Inc.*	6	115
Nature's Sunshine Products, Inc.	7	112
Collectors Universe, Inc.	6	111
Vital Therapies, Inc.*	18	110
American Renal Associates Holdings, Inc.*	6	110
ChemoCentryx, Inc.*	18	109
Voyager Therapeutics, Inc.*	9	108
Cutera, Inc.*	9	107
Tetraphase Pharmaceuticals, Inc.*	28	107
PFSweb, Inc.*	12	107
Reata Pharmaceuticals, Inc. — Class A*	4	105
AcelRx Pharmaceuticals, Inc.*	27	105
Cidara Therapeutics, Inc.*	9	103
CPI Card Group, Inc.	17	103
Synthetic Biologics, Inc.*	59	101
NantKwest, Inc.*	13	101
CAI International, Inc.*	12	99
Regulus Therapeutics, Inc.*	30	99
Bio-Path Holdings, Inc.*	70	98
Applied Genetic Technologies Corp.*	10	98
National Research Corp. — Class A	6	98
Information Services Group, Inc.*	24	96
Lifevantage Corp.*	10	95
Anthera Pharmaceuticals, Inc.*	30	95
Trovagene, Inc.*	21	94
Flex Pharma, Inc.*	8	94
Proteostasis Therapeutics, Inc.*	6	94
B. Riley Financial, Inc.	7	94
TransEnterix, Inc.*	54	91
Endocyte, Inc.*	29	90
Bridgepoint Education, Inc.*	13	89
Ocular Therapeutix, Inc.*	13	89
Titan Pharmaceuticals, Inc.*	15	88
Iridex Corp.*	6	87
T2 Biosystems, Inc.*	12	87
Intellia Therapeutics, Inc.*	5	85
Anavex Life Sciences Corp.*	23	83
Senseonics Holdings, Inc.*	21	82
Patriot National, Inc.*	9	81
Fortress Biotech, Inc.*	27	80
Natural Grocers by Vitamin Cottage, Inc.*	7	78
Genesis Healthcare, Inc.*	29	77
Asterias Biotherapeutics, Inc.*	18	76
Veracyte, Inc.*	10	76
Immune Design Corp.*	10	76
Osiris Therapeutics, Inc.	15	74
Adverum Biotechnologies, Inc.*	18	74
Dimension Therapeutics, Inc.*	9	72
Axsome Therapeutics, Inc.*	9	71
Agile Therapeutics, Inc.*	10	70
Synutra International, Inc.*	16	68
iRadimed Corp.*	4	68
Lifeway Foods, Inc.*	4	68

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Editas Medicine, Inc.*	5	$67
Neff Corp. — Class A*	7	67
Mirati Therapeutics, Inc.*	10	66
Neos Therapeutics, Inc.*	10	66
ChromaDex Corp.*	22	66
GlycoMimetics, Inc.*	9	64
Liberty Tax, Inc.	5	64
Lipocine, Inc.*	14	62
Avinger, Inc.*	13	62
Infinity Pharmaceuticals, Inc.*	39	61
Syndax Pharmaceuticals, Inc.*	4	61
Galena Biopharma, Inc.*	165	58
Zafgen, Inc.*	17	56
Cambium Learning Group, Inc.*	10	54
Alico, Inc.	2	54
Argos Therapeutics, Inc.*	10	50
Corvus Pharmaceuticals, Inc.*	3	49
Turning Point Brands, Inc.*	4	48
vTv Therapeutics, Inc. — Class A*	6	43
CytRx Corp.*	71	42
Eiger BioPharmaceuticals, Inc.*	3	40
Second Sight Medical Products, Inc.*	11	39
Aptevo Therapeutics, Inc.*	12	31
ViewRay, Inc.*	6	27
Ampio Pharmaceuticals, Inc.*	35	26
Tokai Pharmaceuticals, Inc.*	8	12
Total Consumer, Non-cyclical		276,023
Industrial - 4.4%
Curtiss-Wright Corp.	34	3,098
EMCOR Group, Inc.	48	2,861
XPO Logistics, Inc.*	77	2,823
Teledyne Technologies, Inc.*	26	2,806
Woodward, Inc.	42	2,624
CLARCOR, Inc.	37	2,405
EnerSys	34	2,352
Tech Data Corp.*	27	2,287
Belden, Inc.	32	2,208
Littelfuse, Inc.	17	2,189
Louisiana-Pacific Corp.*	114	2,147
Joy Global, Inc.	77	2,136
Coherent, Inc.*	19	2,100
Dycom Industries, Inc.*	24	1,962
Generac Holdings, Inc.*	50	1,815
Universal Display Corp.*	32	1,776
Kennametal, Inc.	61	1,770
Drew Industries, Inc.	18	1,765
Esterline Technologies Corp.*	23	1,749
Sanmina Corp.*	58	1,652
Tetra Tech, Inc.	46	1,632
Barnes Group, Inc.	40	1,621
John Bean Technologies Corp.	22	1,552
Mueller Water Products, Inc. — Class A	122	1,530
MasTec, Inc.*	51	1,517
Vishay Intertechnology, Inc.	106	1,495
Granite Construction, Inc.	30	1,492
Knight Transportation, Inc.	52	1,492
Hillenbrand, Inc.	47	1,487
Universal Forest Products, Inc.	15	1,477
Advanced Energy Industries, Inc.*	31	1,467
Golar LNG Ltd.	69	1,462
Mueller Industries, Inc.	45	1,458
KLX, Inc.*	41	1,443
Masonite International Corp.*	23	1,430
Moog, Inc. — Class A*	24	1,429
Franklin Electric Company, Inc.	35	1,425
Itron, Inc.*	25	1,395
MSA Safety, Inc.	24	1,393
Rexnord Corp.*	65	1,392
GATX Corp.	31	1,381
RBC Bearings, Inc.*	18	1,377
Simpson Manufacturing Company, Inc.	31	1,362
Watts Water Technologies, Inc. — Class A	21	1,362
Matson, Inc.	34	1,356
Trex Company, Inc.*	23	1,351
IMAX Corp.*	46	1,332
GoPro, Inc. — Class A*	79	1,318
Applied Industrial Technologies, Inc.	28	1,310
KapStone Paper and Packaging Corp.	68	1,286
Fabrinet*	28	1,249
Swift Transportation Co. — Class A*	58	1,245
AZZ, Inc.	19	1,240
Plexus Corp.*	26	1,217
Brady Corp. — Class A	35	1,211
Trinseo S.A.	21	1,188
TASER International, Inc.*	41	1,173
II-VI, Inc.*	47	1,144
Smith & Wesson Holding Corp.*	43	1,143
Proto Labs, Inc.*	19	1,138
Summit Materials, Inc. — Class A*	59	1,094
Triumph Group, Inc.	39	1,087
Actuant Corp. — Class A	46	1,069
Hub Group, Inc. — Class A*	26	1,060
TopBuild Corp.*	30	996
Forward Air Corp.	23	995
Greif, Inc. — Class A	20	992
Apogee Enterprises, Inc.	22	983
Exponent, Inc.	19	970
Knowles Corp.*	69	969
EnPro Industries, Inc.	17	966
Headwaters, Inc.*	57	964
Benchmark Electronics, Inc.*	38	948
Methode Electronics, Inc.	27	944
Cubic Corp.	20	936
Albany International Corp. — Class A	22	932
Gibraltar Industries, Inc.*	25	929
Standex International Corp.	10	929
Kaman Corp.	21	922
Astec Industries, Inc.	15	898
ESCO Technologies, Inc.	19	882

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Industrial - 4.4% (continued)
AAON, Inc.	30	$865
Rogers Corp.*	14	855
Comfort Systems USA, Inc.	29	850
OSI Systems, Inc.*	13	850
Tennant Co.	13	842
SPX FLOW, Inc.*	27	834
Aerojet Rocketdyne Holdings, Inc.*	46	809
Sturm Ruger & Company, Inc.	14	809
Werner Enterprises, Inc.	34	791
Boise Cascade Co.*	31	787
AAR Corp.	25	783
CIRCOR International, Inc.	13	774
Atlas Air Worldwide Holdings, Inc.*	18	770
US Ecology, Inc.	17	762
Builders FirstSource, Inc.*	66	760
Chart Industries, Inc.*	23	755
Greenbrier Companies, Inc.	21	741
Badger Meter, Inc.	22	737
Caesarstone Ltd.*	19	716
Ship Finance International Ltd.	48	707
Nordic American Tankers Ltd.	68	687
Patrick Industries, Inc.*	11	681
Astronics Corp.*	15	676
Lydall, Inc.*	13	665
Heartland Express, Inc.	35	661
Multi-Color Corp.	10	660
TTM Technologies, Inc.*	57	653
Advanced Drainage Systems, Inc.	27	650
Raven Industries, Inc.	28	645
SPX Corp.*	32	644
Rofin-Sinar Technologies, Inc.*	20	644
Primoris Services Corp.	31	639
TriMas Corp.*	34	633
Harsco Corp.	63	626
Federal Signal Corp.	47	623
Tutor Perini Corp.*	29	623
Briggs & Stratton Corp.	33	615
Saia, Inc.*	20	599
Scorpio Tankers, Inc.	129	597
Babcock & Wilcox Enterprises, Inc.*	36	594
Argan, Inc.	10	592
Lindsay Corp.	8	592
Encore Wire Corp.	16	588
General Cable Corp.	39	584
Sun Hydraulics Corp.	18	581
Altra Industrial Motion Corp.	20	579
Continental Building Products, Inc.*	27	567
Air Transport Services Group, Inc.*	39	560
Aegion Corp. — Class A*	27	515
US Concrete, Inc.*	11	507
AVX Corp.	36	496
Global Brass & Copper Holdings, Inc.	17	491
Echo Global Logistics, Inc.*	21	484
Manitowoc Company, Inc.	99	474
Insteel Industries, Inc.	13	471
Kadant, Inc.	9	469
FARO Technologies, Inc.*	13	467
Alamo Group, Inc.	7	461
GasLog Ltd.	31	451
Quanex Building Products Corp.	26	449
CTS Corp.	24	446
AEP Industries, Inc.	4	437
Novanta, Inc.*	25	434
Hyster-Yale Materials Handling, Inc.	7	421
Energy Recovery, Inc.*	26	415
Griffon Corp.	24	408
PGT, Inc.*	37	395
Aerovironment, Inc.*	16	391
Stoneridge, Inc.*	21	386
ArcBest Corp.	20	380
Tredegar Corp.	20	372
Haynes International, Inc.	10	371
Frontline Ltd.	51	366
MYR Group, Inc.*	12	361
Gorman-Rupp Co.	14	359
Marten Transport Ltd.	17	357
National Presto Industries, Inc.	4	351
NN, Inc.	19	347
Chase Corp.	5	346
Mesa Laboratories, Inc.	3	343
Armstrong Flooring, Inc.*	18	340
Mistras Group, Inc.*	14	329
TimkenSteel Corp.*	31	324
Overseas Shipholding Group, Inc. — Class A	30	317
YRC Worldwide, Inc.*	25	308
NCI Building Systems, Inc.*	21	306
Casella Waste Systems, Inc. — Class A*	29	299
DHT Holdings, Inc.	71	297
Kimball Electronics, Inc.*	21	291
Applied Optoelectronics, Inc.*	13	289
DXP Enterprises, Inc.*	10	282
Park Electrochemical Corp.	16	278
Teekay Corp.	36	278
Columbus McKinnon Corp.	15	268
Park-Ohio Holdings Corp.	7	255
American Railcar Industries, Inc.	6	249
CECO Environmental Corp.	22	248
Kratos Defense & Security Solutions, Inc.*	36	248
GP Strategies Corp.*	10	246
Greif, Inc. — Class B	4	242
Powell Industries, Inc.	6	240
VSE Corp.	7	238
NVE Corp.	4	236
Multi Packaging Solutions International Ltd.*	16	231
Teekay Tankers Ltd. — Class A	90	228
Myers Industries, Inc.	17	221
Energous Corp.*	11	216

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Industrial - 4.4% (continued)
Ply Gem Holdings, Inc.*	16	$214
LSI Industries, Inc.	18	202
Covenant Transportation Group, Inc. — Class A*	10	193
Control4 Corp.*	15	184
Sparton Corp.*	7	184
Roadrunner Transportation Systems, Inc.*	23	184
Celadon Group, Inc.	21	184
Costamare, Inc.	20	183
Ducommun, Inc.*	8	183
Fluidigm Corp.*	22	176
Milacron Holdings Corp.*	11	176
ZAGG, Inc.*	21	170
Bel Fuse, Inc. — Class B	7	169
NV5 Global, Inc.*	5	162
Vishay Precision Group, Inc.*	10	160
Olympic Steel, Inc.	7	155
Gener8 Maritime, Inc.*	30	154
Vicor Corp.*	13	151
Ardmore Shipping Corp.	21	148
Orion Group Holdings, Inc.*	21	144
FreightCar America, Inc.	10	144
Scorpio Bulkers, Inc.*	41	142
Hurco Companies, Inc.	5	140
Hornbeck Offshore Services, Inc.*	25	138
LSB Industries, Inc.*	16	137
Graham Corp.	7	134
Heritage-Crystal Clean, Inc.*	10	133
UFP Technologies, Inc.*	5	133
TRC Companies, Inc.*	15	130
Layne Christensen Co.*	14	119
Electro Scientific Industries, Inc.*	21	118
Omega Flex, Inc.	3	116
Dorian LPG Ltd.*	19	114
Hill International, Inc.*	24	111
IES Holdings, Inc.*	6	107
Dynamic Materials Corp.	10	107
Lawson Products, Inc.*	6	106
Tidewater, Inc.	37	104
Hardinge, Inc.	9	100
Allied Motion Technologies, Inc.	5	95
Navios Maritime Acquisition Corp.	62	84
Radiant Logistics, Inc.*	29	82
Universal Logistics Holdings, Inc.	6	81
Ampco-Pittsburgh Corp.	7	78
Gencor Industries, Inc.*	6	72
Willis Lease Finance Corp.*	3	71
Aqua Metals, Inc.*	8	71
Handy & Harman Ltd.*	3	63
American Superconductor Corp.*	9	63
USA Truck, Inc.*	6	61
Power Solutions International, Inc.*	4	41
PAM Transportation Services, Inc.*	2	40
NL Industries, Inc.*	6	24
Total Industrial		180,677
Consumer, Cyclical - 3.7%
Tenneco, Inc.*	44	2,564
Jack in the Box, Inc.	25	2,400
American Eagle Outfitters, Inc.	131	2,339
Buffalo Wild Wings, Inc.*	15	2,112
Texas Roadhouse, Inc. — Class A	53	2,069
Hawaiian Holdings, Inc.*	41	1,992
Cracker Barrel Old Country Store, Inc.	15	1,983
Beacon Roofing Supply, Inc.*	47	1,977
Dana, Inc.	118	1,840
Lithia Motors, Inc. — Class A	19	1,814
Cheesecake Factory, Inc.	35	1,752
FirstCash, Inc.	37	1,742
Five Below, Inc.*	43	1,733
Wolverine World Wide, Inc.	75	1,728
Steven Madden Ltd.*	49	1,693
Papa John's International, Inc.	21	1,656
Cooper Tire & Rubber Co.	43	1,635
Big Lots, Inc.	34	1,624
Churchill Downs, Inc.	11	1,610
Office Depot, Inc.	432	1,542
TRI Pointe Group, Inc.*	117	1,542
Bloomin' Brands, Inc.	89	1,534
G&K Services, Inc. — Class A	16	1,528
Interval Leisure Group, Inc.	87	1,494
Deckers Outdoor Corp.*	25	1,489
UniFirst Corp.	11	1,450
Anixter International, Inc.*	21	1,355
HNI Corp.	34	1,353
Herman Miller, Inc.	47	1,344
Allegiant Travel Co. — Class A	10	1,321
Boyd Gaming Corp.*	65	1,286
Dorman Products, Inc.*	20	1,278
PriceSmart, Inc.	15	1,256
Core-Mark Holding Company, Inc.	35	1,253
Marriott Vacations Worldwide Corp.	17	1,246
Liberty TripAdvisor Holdings, Inc. — Class A*	56	1,224
Chico's FAS, Inc.	102	1,214
Columbia Sportswear Co.	21	1,192
Dave & Buster's Entertainment, Inc.*	29	1,136
Children's Place, Inc.	14	1,118
GNC Holdings, Inc. — Class A	54	1,103
Cooper-Standard Holding, Inc.*	11	1,087
DSW, Inc. — Class A	52	1,065
SkyWest, Inc.	40	1,056
KB Home	65	1,048
Meritage Homes Corp.*	30	1,041
Restoration Hardware Holdings, Inc.*	30	1,037

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Cyclical - 3.7% (continued)
American Axle & Manufacturing Holdings, Inc.*	60	$1,033
DineEquity, Inc.	13	1,029
Mobile Mini, Inc.	34	1,027
Group 1 Automotive, Inc.	16	1,022
HSN, Inc.	25	995
G-III Apparel Group Ltd.*	34	991
Francesca's Holdings Corp.*	63	972
La-Z-Boy, Inc.	39	958
Sonic Corp.	36	942
Steelcase, Inc. — Class A	67	931
iRobot Corp.*	21	924
Fossil Group, Inc.*	33	916
Navistar International Corp.*	39	893
Asbury Automotive Group, Inc.*	16	891
American Woodmark Corp.*	11	886
Knoll, Inc.	38	868
Popeyes Louisiana Kitchen, Inc.*	16	850
Gentherm, Inc.*	27	848
Callaway Golf Co.	73	848
Abercrombie & Fitch Co. — Class A	53	842
Caleres, Inc.	33	835
Interface, Inc. — Class A	50	835
Belmond Ltd. — Class A*	65	826
Universal Electronics, Inc.*	11	819
Genesco, Inc.*	15	817
Oxford Industries, Inc.	12	812
Virgin America, Inc.*	15	803
Penn National Gaming, Inc.*	58	787
Standard Motor Products, Inc.	16	764
BMC Stock Holdings, Inc.*	43	763
Select Comfort Corp.*	35	756
Ascena Retail Group, Inc.*	135	755
MDC Holdings, Inc.	29	748
Finish Line, Inc. — Class A	32	739
ClubCorp Holdings, Inc.	51	738
La Quinta Holdings, Inc.*	66	738
Meritor, Inc.*	64	712
Wabash National Corp.*	50	712
National CineMedia, Inc.	48	706
Guess?, Inc.	48	701
SeaWorld Entertainment, Inc.	52	701
ScanSource, Inc.*	19	694
Express, Inc.*	58	684
Hibbett Sports, Inc.*	17	678
International Speedway Corp. — Class A	20	668
Cato Corp. — Class A	20	658
BJ's Restaurants, Inc.*	18	640
Denny's Corp.*	59	631
Ethan Allen Interiors, Inc.	20	625
Carmike Cinemas, Inc.*	19	621
Tailored Brands, Inc.	39	612
Cavco Industries, Inc.*	6	594
Wesco Aircraft Holdings, Inc.*	43	577
Essendant, Inc.	28	575
Bob Evans Farms, Inc.	15	575
Barnes & Noble, Inc.	50	565
Superior Industries International, Inc.	19	554
DTS, Inc.	13	553
Douglas Dynamics, Inc.	17	543
Red Rock Resorts, Inc. — Class A	23	542
Rush Enterprises, Inc. — Class A*	22	539
Installed Building Products, Inc.*	15	538
Pinnacle Entertainment, Inc.*	43	531
Buckle, Inc.	22	529
AMC Entertainment Holdings, Inc. — Class A	17	529
Nautilus, Inc.*	23	522
Winnebago Industries, Inc.	22	519
Vitamin Shoppe, Inc.*	19	510
Fiesta Restaurant Group, Inc.*	20	480
Crocs, Inc.*	57	473
Scientific Games Corp. — Class A*	41	462
Caesars Acquisition Co. — Class A*	37	460
Red Robin Gourmet Burgers, Inc.*	10	449
LGI Homes, Inc.*	12	442
Modine Manufacturing Co.*	37	439
Biglari Holdings, Inc.*	1	436
EZCORP, Inc. — Class A*	39	431
M/I Homes, Inc.*	18	424
Isle of Capri Casinos, Inc.*	19	423
Ollie's Bargain Outlet Holdings, Inc.*	16	419
H&E Equipment Services, Inc.	25	419
Shake Shack, Inc. — Class A*	12	416
Sonic Automotive, Inc. — Class A	22	414
Fox Factory Holding Corp.*	18	413
Lumber Liquidators Holdings, Inc.*	21	413
Taylor Morrison Home Corp. — Class A*	23	405
Motorcar Parts of America, Inc.*	14	403
MarineMax, Inc.*	19	397
Tile Shop Holdings, Inc.*	24	397
Triton International Ltd.	30	396
Tower International, Inc.	16	386
WCI Communities, Inc.*	16	380
Marcus Corp.	15	376
Kimball International, Inc. — Class B	29	375
Eros International plc*	24	368
Regis Corp.*	29	364
Chuy's Holdings, Inc.*	13	363
Party City Holdco, Inc.*	21	360
Carrols Restaurant Group, Inc.*	27	357
Wingstop, Inc.	12	352
Titan International, Inc.	34	344
Ruth's Hospitality Group, Inc.	24	339
William Lyon Homes — Class A*	18	334

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Cyclical - 3.7% (continued)
Zoe's Kitchen, Inc.*	15	$333
Caesars Entertainment Corp.*	44	328
Unifi, Inc.*	11	323
SiteOne Landscape Supply, Inc.*	9	323
Eldorado Resorts, Inc.*	22	309
PetMed Express, Inc.	15	304
Libbey, Inc.	17	303
Veritiv Corp.*	6	301
Shoe Carnival, Inc.	11	293
Barnes & Noble Education, Inc.*	30	287
Planet Fitness, Inc. — Class A*	14	281
Haverty Furniture Companies, Inc.	14	281
Beazer Homes USA, Inc.*	24	280
Horizon Global Corp.*	14	279
Iconix Brand Group, Inc.*	33	268
Daktronics, Inc.	28	267
Pier 1 Imports, Inc.	62	263
Flexsteel Industries, Inc.	5	259
Century Communities, Inc.*	12	258
Zumiez, Inc.*	14	252
Spartan Motors, Inc.	26	249
Fred's, Inc. — Class A	27	245
Del Frisco's Restaurant Group, Inc.*	18	242
Culp, Inc.	8	238
PC Connection, Inc.	9	238
Movado Group, Inc.	11	236
Potbelly Corp.*	19	236
Sequential Brands Group, Inc.*	29	232
Vera Bradley, Inc.*	15	227
Federal-Mogul Holdings Corp.*	23	221
Citi Trends, Inc.	11	219
America's Car-Mart, Inc.*	6	218
Duluth Holdings, Inc. — Class B*	8	212
Winmark Corp.	2	211
Sportsman's Warehouse Holdings, Inc.*	20	210
Tuesday Morning Corp.*	35	209
Malibu Boats, Inc. — Class A*	14	209
NACCO Industries, Inc. — Class A	3	204
Del Taco Restaurants, Inc.*	17	203
Monarch Casino & Resort, Inc.*	8	201
PICO Holdings, Inc.*	17	200
Hooker Furniture Corp.	8	196
Intrawest Resorts Holdings, Inc.*	12	195
Supreme Industries, Inc. — Class A	10	193
Big 5 Sporting Goods Corp.	14	191
Metaldyne Performance Group, Inc.	12	190
El Pollo Loco Holdings, Inc.*	15	189
Reading International, Inc. — Class A*	14	187
Miller Industries, Inc.	8	182
Perry Ellis International, Inc.*	9	174
Bassett Furniture Industries, Inc.	7	163
Hovnanian Enterprises, Inc. — Class A*	96	162
Speedway Motorsports, Inc.	9	161
Arctic Cat, Inc.	10	155
Conn's, Inc.*	15	155
Stein Mart, Inc.	24	152
AV Homes, Inc.*	9	150
Green Brick Partners, Inc.*	18	149
Freshpet, Inc.*	17	147
Johnson Outdoors, Inc. — Class A	4	145
Habit Restaurants, Inc. — Class A*	10	140
Superior Uniform Group, Inc.	7	139
Titan Machinery, Inc.*	13	135
Weyco Group, Inc.	5	134
Kirkland's, Inc.*	11	134
Bojangles', Inc.*	8	128
Rush Enterprises, Inc. — Class B*	5	122
Destination XL Group, Inc.*	28	121
Lifetime Brands, Inc.	9	121
West Marine, Inc.*	14	116
Ruby Tuesday, Inc.*	46	115
Escalade, Inc.	9	115
Build-A-Bear Workshop, Inc. — Class A*	11	114
Boot Barn Holdings, Inc.*	10	114
Performance Sports Group Ltd.*	28	114
GMS, Inc.*	5	111
Century Casinos, Inc.*	16	111
New Home Company, Inc.*	10	107
Stage Stores, Inc.	19	107
Strattec Security Corp.	3	106
Nathan's Famous, Inc.*	2	105
Sears Holdings Corp.*	9	103
J Alexander's Holdings, Inc.*	10	101
Golden Entertainment, Inc.	8	100
Lindblad Expeditions Holdings, Inc.*	11	99
Jamba, Inc.*	9	98
Vince Holding Corp.*	17	96
JAKKS Pacific, Inc.*	11	95
Tilly's, Inc. — Class A*	9	85
Red Lion Hotels Corp.*	10	83
Delta Apparel, Inc.*	5	82
Kona Grill, Inc.*	6	75
Marine Products Corp.	8	72
MCBC Holdings, Inc.	6	68
Workhorse Group, Inc.*	9	65
Luby's, Inc.*	15	64
Systemax, Inc.	8	63
Unique Fabricating, Inc.	5	61
Empire Resorts, Inc.*	3	61
Container Store Group, Inc.*	12	60
Blue Bird Corp.*	4	58
UCP, Inc. — Class A*	6	53
Sears Hometown and Outlet Stores, Inc.*	9	44
Noodles & Co.*	9	43

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Consumer, Cyclical - 3.7% (continued)
Fogo De Chao, Inc.*	4	$42
Gaia, Inc.*	5	36
CompX International, Inc.	2	23
Total Consumer, Cyclical		154,530
Technology - 3.7%
Advanced Micro Devices, Inc.*	549	3,794
Microsemi Corp.*	88	3,695
Synaptics, Inc.*	59	3,456
Aspen Technology, Inc.*	65	3,041
Fair Isaac Corp.	24	2,990
Cavium, Inc.*	51	2,968
Take-Two Interactive Software, Inc.*	65	2,930
MAXIMUS, Inc.	50	2,829
EPAM Systems, Inc.*	39	2,704
Cirrus Logic, Inc.*	49	2,603
SYNNEX Corp.	22	2,511
j2 Global, Inc.	37	2,464
Blackbaud, Inc.	37	2,455
Integrated Device Technology, Inc.*	105	2,426
Monolithic Power Systems, Inc.	30	2,415
Medidata Solutions, Inc.*	43	2,398
Proofpoint, Inc.*	32	2,396
Intersil Corp. — Class A	105	2,303
Science Applications International Corp.	32	2,220
Mentor Graphics Corp.	83	2,195
Convergys Corp.	70	2,129
MKS Instruments, Inc.	42	2,088
NetScout Systems, Inc.*	71	2,077
Silicon Laboratories, Inc.*	33	1,940
Entegris, Inc.*	111	1,934
CACI International, Inc. — Class A*	19	1,917
Verint Systems, Inc.*	49	1,845
Ambarella, Inc.*	25	1,840
FleetMatics Group plc*	30	1,799
Cornerstone OnDemand, Inc.*	39	1,792
Electronics for Imaging, Inc.*	36	1,761
ACI Worldwide, Inc.*	89	1,725
Lumentum Holdings, Inc.*	40	1,671
Paycom Software, Inc.*	33	1,654
Acxiom Corp.*	60	1,599
CommVault Systems, Inc.*	30	1,594
3D Systems Corp.*	83	1,489
Tessera Technologies, Inc.	38	1,461
Semtech Corp.*	51	1,414
Epiq Systems, Inc.	84	1,385
Synchronoss Technologies, Inc.*	33	1,359
Inphi Corp.*	31	1,349
HubSpot, Inc.*	23	1,325
Power Integrations, Inc.	21	1,324
Diebold, Inc.	53	1,314
ExlService Holdings, Inc.*	25	1,246
MicroStrategy, Inc. — Class A*	7	1,172
Ebix, Inc.	20	1,137
Envestnet, Inc.*	31	1,130
Imperva, Inc.*	21	1,128
RealPage, Inc.*	43	1,105
2U, Inc.*	28	1,072
Rambus, Inc.*	85	1,063
Progress Software Corp.	39	1,061
Syntel, Inc.*	25	1,048
Omnicell, Inc.*	27	1,034
BroadSoft, Inc.*	22	1,024
Cabot Microelectronics Corp.	19	1,005
CSG Systems International, Inc.	24	992
SPS Commerce, Inc.*	13	954
Stratasys Ltd.*	39	940
Insight Enterprises, Inc.*	28	911
MaxLinear, Inc. — Class A*	43	872
Sykes Enterprises, Inc.*	30	844
Globant S.A.*	20	842
Interactive Intelligence Group, Inc.*	14	842
Callidus Software, Inc.*	44	807
Qualys, Inc.*	21	801
Pegasystems, Inc.	27	796
MACOM Technology Solutions Holdings, Inc.*	18	762
Cvent, Inc.*	24	761
Amkor Technology, Inc.*	78	758
Mercury Systems, Inc.*	30	737
Cray, Inc.*	31	730
Bottomline Technologies de, Inc.*	31	723
Brooks Automation, Inc.	53	721
Pure Storage, Inc. — Class A*	53	718
ManTech International Corp. — Class A	19	716
Press Ganey Holdings, Inc.*	17	686
Monotype Imaging Holdings, Inc.	31	685
Super Micro Computer, Inc.*	29	678
New Relic, Inc.*	17	651
inContact, Inc.*	46	643
Diodes, Inc.*	29	619
Lattice Semiconductor Corp.*	95	617
Veeco Instruments, Inc.*	31	609
MTS Systems Corp.	13	598
FormFactor, Inc.*	53	575
Virtusa Corp.*	22	543
CEVA, Inc.*	15	526
Photronics, Inc.*	51	526
InvenSense, Inc. — Class A*	63	467
Quality Systems, Inc.	40	453
PROS Holdings, Inc.*	20	452
Nimble Storage, Inc.*	50	442
Engility Holdings, Inc.*	14	441
Silver Spring Networks, Inc.*	29	411
Applied Micro Circuits Corp.*	59	410
Rudolph Technologies, Inc.*	23	408
Barracuda Networks, Inc.*	16	408
Nanometrics, Inc.*	18	402
Ultratech, Inc.*	17	392
Five9, Inc.*	25	392
Unisys Corp.*	39	380
TeleTech Holdings, Inc.	13	377

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Technology - 3.7% (continued)
PDF Solutions, Inc.*	20	$363
Benefitfocus, Inc.*	9	359
LivePerson, Inc.*	42	353
Actua Corp.*	27	350
Vocera Communications, Inc.*	19	321
Workiva, Inc.*	17	308
Digimarc Corp.*	8	307
Brightcove, Inc.*	23	300
KEYW Holding Corp.*	27	298
Exar Corp.*	32	298
Evolent Health, Inc. — Class A*	12	295
Axcelis Technologies, Inc.*	22	292
Alpha & Omega Semiconductor Ltd.*	13	282
InnerWorkings, Inc.*	29	273
Xactly Corp.*	18	265
Hortonworks, Inc.*	31	259
Xcerra Corp.*	42	255
Varonis Systems, Inc.*	8	241
Cohu, Inc.	20	235
Computer Programs & Systems, Inc.	9	235
Sapiens International Corporation N.V.	18	230
IXYS Corp.	19	229
Digi International, Inc.*	20	228
American Software, Inc. — Class A	20	222
Sigma Designs, Inc.*	28	218
MINDBODY, Inc. — Class A*	11	216
Carbonite, Inc.*	14	215
Silicon Graphics International Corp.*	27	208
DSP Group, Inc.*	17	204
Instructure, Inc.*	8	203
Avid Technology, Inc.*	25	199
Jive Software, Inc.*	45	192
Apigee Corp.*	11	191
Mitek Systems, Inc.*	23	191
Model N, Inc.*	17	189
Ultra Clean Holdings, Inc.*	25	185
Tangoe, Inc.*	22	182
Eastman Kodak Co.*	12	180
Immersion Corp.*	22	180
Glu Mobile, Inc.*	80	179
QAD, Inc. — Class A	8	179
Everyday Health, Inc.*	22	169
Exa Corp.*	10	160
pdvWireless, Inc.*	7	160
TubeMogul, Inc.*	17	159
Datalink Corp.*	15	159
USA Technologies, Inc.*	28	157
Radisys Corp.*	27	144
Amber Road, Inc.*	14	135
Agilysys, Inc.*	12	133
Park City Group, Inc.*	11	130
Castlight Health, Inc. — Class B*	31	129
Maxwell Technologies, Inc.*	24	124
ExOne Co.*	8	122
Rosetta Stone, Inc.*	14	119
Planet Payment, Inc.*	32	119
Appfolio, Inc. — Class A*	6	117
EMCORE Corp.	20	114
Kopin Corp.*	48	105
Guidance Software, Inc.*	17	101
GigPeak, Inc.*	42	99
MobileIron, Inc.*	35	96
SecureWorks Corp. — Class A*	5	63
Cogint, Inc.*	12	61
NCI, Inc. — Class A	5	58
Majesco*	4	20
QAD, Inc. — Class B	–	–
Total Technology		153,883
Communications - 2.3%
AVG Technologies N.V.*	152	3,802
GrubHub, Inc.*	63	2,708
ViaSat, Inc.*	35	2,613
Finisar Corp.*	84	2,503
Ciena Corp.*	107	2,333
InterDigital, Inc.	27	2,138
Zendesk, Inc.*	63	1,934
LogMeIn, Inc.	20	1,809
TiVo Corp.*	92	1,786
Media General, Inc.*	85	1,566
NETGEAR, Inc.*	25	1,512
Sinclair Broadcast Group, Inc. — Class A	52	1,501
Meredith Corp.	28	1,456
WebMD Health Corp. — Class A*	28	1,392
Gigamon, Inc.*	25	1,370
Viavi Solutions, Inc.*	184	1,360
DigitalGlobe, Inc.*	49	1,348
Nexstar Broadcasting Group, Inc. — Class A	23	1,327
Houghton Mifflin Harcourt Co.*	98	1,314
Plantronics, Inc.	25	1,299
Infoblox, Inc.*	45	1,187
Cogent Communications Holdings, Inc.	32	1,178
NIC, Inc.	50	1,174
New York Times Co. — Class A	98	1,172
Etsy, Inc.*	82	1,171
comScore, Inc.*	38	1,164
Shutterfly, Inc.*	26	1,161
Time, Inc.	80	1,158
NeuStar, Inc. — Class A*	43	1,143
Stamps.com, Inc.*	12	1,134
RingCentral, Inc. — Class A*	46	1,088
8x8, Inc.*	70	1,080
Ubiquiti Networks, Inc.*	20	1,070
Gannett Company, Inc.	91	1,059
Consolidated Communications Holdings, Inc.	40	1,010
Infinera Corp.*	110	993
Vonage Holdings Corp.*	150	992
Liberty Media Corporation-Liberty Media — Class C*	35	985
Wayfair, Inc. — Class A*	25	984
Shenandoah Telecommunications Co.	36	979

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Communications - 2.3% (continued)
Shutterstock, Inc.*	14	$892
MSG Networks, Inc. — Class A*	47	875
Scholastic Corp.	20	787
Windstream Holdings, Inc.	75	754
ADTRAN, Inc.	39	746
EW Scripps Co. — Class A*	46	731
West Corp.	33	729
Oclaro, Inc.*	82	701
Quotient Technology, Inc.*	51	679
Cincinnati Bell, Inc.*	164	669
Ixia*	50	625
Box, Inc. — Class A*	39	615
ATN International, Inc.	9	585
World Wrestling Entertainment, Inc. — Class A	27	575
Web.com Group, Inc.*	33	570
HealthStream, Inc.*	20	552
Q2 Holdings, Inc.*	19	545
Perficient, Inc.*	27	544
Iridium Communications, Inc.*	65	527
ORBCOMM, Inc.*	51	523
Gray Television, Inc.*	50	518
EarthLink Holdings Corp.	82	508
Gogo, Inc.*	45	497
Liberty Media Corporation-Liberty Media — Class A*	17	487
ePlus, Inc.*	5	472
GTT Communications, Inc.*	20	471
New Media Investment Group, Inc.	30	465
Chegg, Inc.*	63	447
MDC Partners, Inc. — Class A	40	429
VASCO Data Security International, Inc.*	24	423
Endurance International Group Holdings, Inc.*	48	420
Liberty Media Corporation-Liberty Braves — Class C*	24	417
ShoreTel, Inc.*	52	416
Acacia Communications, Inc.*	4	413
TrueCar, Inc.*	43	406
Inteliquent, Inc.	25	404
NeoPhotonics Corp.*	24	392
CalAmp Corp.*	28	391
Entravision Communications Corp. — Class A	51	389
Bazaarvoice, Inc.*	64	378
XO Group, Inc.*	19	367
A10 Networks, Inc.*	34	363
Extreme Networks, Inc.*	80	359
tronc, Inc.*	21	354
Globalstar, Inc.*	292	353
Loral Space & Communications, Inc.*	9	352
Harmonic, Inc.*	59	350
Blucora, Inc.*	30	336
Bankrate, Inc.*	38	322
DHI Group, Inc.*	40	316
Intralinks Holdings, Inc.*	31	312
Blue Nile, Inc.	9	310
Angie's List, Inc.*	31	307
General Communication, Inc. — Class A*	22	303
Global Eagle Entertainment, Inc.*	36	299
RetailMeNot, Inc.*	30	297
Sonus Networks, Inc.*	37	288
Spok Holdings, Inc.	16	285
Rapid7, Inc.*	16	282
Boingo Wireless, Inc.*	27	278
FTD Companies, Inc.*	13	267
Entercom Communications Corp. — Class A	19	245
FairPoint Communications, Inc.*	16	240
Rubicon Project, Inc.*	29	240
Calix, Inc.*	32	235
ChannelAdvisor Corp.*	18	233
IDT Corp. — Class B	13	224
Lionbridge Technologies, Inc.*	44	220
Daily Journal Corp.*	1	219
Liquidity Services, Inc.*	19	214
Lumos Networks Corp.*	15	210
Comtech Telecommunications Corp.	16	205
MeetMe, Inc.*	32	198
1-800-Flowers.com, Inc. — Class A*	20	183
Straight Path Communications, Inc. — Class B*	7	179
Zix Corp.*	42	172
Clearfield, Inc.*	9	169
Silicom Ltd.	4	166
Lands' End, Inc.*	11	160
Overstock.com, Inc.*	10	153
Black Box Corp.	11	153
RigNet, Inc.*	10	151
NII Holdings, Inc.*	42	140
Liberty Media Corporation-Liberty Braves — Class A*	8	140
Central European Media Enterprises Ltd. — Class A*	60	139
Telenav, Inc.*	24	138
HC2 Holdings, Inc.*	25	136
Saga Communications, Inc. — Class A	3	136
Reis, Inc.	6	123
VirnetX Holding Corp.*	38	116
Hawaiian Telcom Holdco, Inc.*	5	112
Aerohive Networks, Inc.*	18	110
Autobytel, Inc.*	6	107
KVH Industries, Inc.*	12	106
Limelight Networks, Inc.*	55	103
TechTarget, Inc.*	12	97
Numerex Corp. — Class A*	11	86
RealNetworks, Inc.*	19	85
QuinStreet, Inc.*	28	85
Preformed Line Products Co.	2	84
Rightside Group Ltd.*	9	82
Marchex, Inc. — Class B*	26	72
Intelsat S.A.*	24	65

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Communications - 2.3% (continued)
Global Sources Ltd.*	7	$59
Radio One, Inc. — Class D*	19	58
Townsquare Media, Inc. — Class A*	6	56
Salem Media Group, Inc. — Class A	9	53
Hemisphere Media Group, Inc.*	4	51
Corindus Vascular Robotics, Inc.*	44	49
Value Line, Inc.	1	16
Total Communications		94,393
Basic Materials - 1.3%
Olin Corp.	129	2,647
Sensient Technologies Corp.	33	2,500
US Silica Holdings, Inc.	50	2,328
Chemours Co.	144	2,303
PolyOne Corp.	66	2,231
Minerals Technologies, Inc.	27	1,909
Balchem Corp.	24	1,861
HB Fuller Co.	40	1,859
Hecla Mining Co.	299	1,704
Worthington Industries, Inc.	35	1,680
Chemtura Corp.*	49	1,608
GCP Applied Technologies, Inc.*	55	1,558
Allegheny Technologies, Inc.	85	1,536
Carpenter Technology Corp.	37	1,527
Ingevity Corp.*	33	1,521
Coeur Mining, Inc.*	128	1,514
Commercial Metals Co.	89	1,441
Stillwater Mining Co.*	96	1,283
Kaiser Aluminum Corp.	14	1,211
Innospec, Inc.	18	1,095
Stepan Co.	15	1,090
Quaker Chemical Corp.	10	1,059
Neenah Paper, Inc.	13	1,027
Cliffs Natural Resources, Inc.*	171	1,000
AK Steel Holding Corp.*	186	898
Ferro Corp.*	65	898
Schweitzer-Mauduit International, Inc.	23	887
Clearwater Paper Corp.*	13	841
Kraton Corp.*	23	806
Univar, Inc.*	34	743
PH Glatfelter Co.	33	715
A. Schulman, Inc.	22	641
Innophos Holdings, Inc.	16	624
Calgon Carbon Corp.	39	592
Deltic Timber Corp.	8	542
Fairmount Santrol Holdings, Inc.*	61	517
Materion Corp.	16	491
Koppers Holdings, Inc.*	15	483
Tronox Ltd. — Class A	51	478
Ferroglobe plc	51	461
Rayonier Advanced Materials, Inc.	33	441
Aceto Corp.	23	437
Schnitzer Steel Industries, Inc. — Class A	20	418
CSW Industrials, Inc.*	11	356
American Vanguard Corp.	22	353
Hawkins, Inc.	8	347
Gold Resource Corp.	40	297
OMNOVA Solutions, Inc.*	33	279
Century Aluminum Co.*	39	271
Landec Corp.*	20	268
KMG Chemicals, Inc.	7	198
Orchids Paper Products Co.	7	191
Oil-Dri Corporation of America	4	151
Kronos Worldwide, Inc.	17	141
Codexis, Inc.*	26	115
Ryerson Holding Corp.*	9	102
AgroFresh Solutions, Inc.*	17	90
United States Lime & Minerals, Inc.	1	66
ALJ Regional Holdings, Inc.*	14	66
Valhi, Inc.	19	44
Total Basic Materials		54,740
Utilities - 1.2%
IDACORP, Inc.	39	3,053
Portland General Electric Co.	70	2,981
Southwest Gas Corp.	38	2,654
ONE Gas, Inc.	42	2,597
Black Hills Corp.	41	2,510
WGL Holdings, Inc.	40	2,508
ALLETE, Inc.	39	2,325
Spire, Inc.	35	2,231
New Jersey Resources Corp.	67	2,202
NorthWestern Corp.	38	2,186
Avista Corp.	50	2,090
PNM Resources, Inc.	62	2,029
South Jersey Industries, Inc.	63	1,862
MGE Energy, Inc.	27	1,526
El Paso Electric Co.	32	1,497
Ormat Technologies, Inc.	30	1,453
Northwest Natural Gas Co.	21	1,262
California Water Service Group	38	1,219
Empire District Electric Co.	34	1,161
Dynegy, Inc.*	91	1,127
American States Water Co.	28	1,121
Otter Tail Corp.	30	1,038
Talen Energy Corp.*	66	914
Atlantica Yield plc	47	893
NRG Yield, Inc. — Class C	49	831
Chesapeake Utilities Corp.	11	672
SJW Corp.	13	568
NRG Yield, Inc. — Class A	28	457
Unitil Corp.	11	430
Middlesex Water Co.	12	423
Connecticut Water Service, Inc.	8	398
York Water Co.	9	267
Atlantic Power Corp.	96	237
Artesian Resources Corp. — Class A	6	171
Delta Natural Gas Company, Inc.	6	143
Consolidated Water Company Ltd.	11	128
Spark Energy, Inc. — Class A	4	117
EnerNOC, Inc.*	20	108

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 32.8% (continued)
Utilities - 1.2% (continued)
Ameresco, Inc. — Class A*	17	$89
Global Water Resources, Inc.	7	56
Genie Energy Ltd. — Class B*	9	53
Total Utilities		49,587
Energy - 1.0%
PDC Energy, Inc.*	41	2,749
RSP Permian, Inc.*	61	2,366
Carrizo Oil & Gas, Inc.*	44	1,787
NOW, Inc.*	83	1,778
Western Refining, Inc.	63	1,667
Callon Petroleum Co.*	106	1,663
Oasis Petroleum, Inc.*	140	1,606
Matador Resources Co.*	65	1,582
SemGroup Corp. — Class A	42	1,485
Oil States International, Inc.*	40	1,262
MRC Global, Inc.*	74	1,216
Pattern Energy Group, Inc.	52	1,168
Synergy Resources Corp.*	146	1,011
McDermott International, Inc.*	190	952
TerraForm Power, Inc. — Class A*	68	946
Forum Energy Technologies, Inc.*	47	934
Denbury Resources, Inc.*	275	888
Delek US Holdings, Inc.	49	847
Unit Corp.*	40	744
Green Plains, Inc.	28	734
Archrock, Inc.	55	719
SEACOR Holdings, Inc.*	12	714
Seadrill Ltd.*	295	699
Helix Energy Solutions Group, Inc.*	79	642
Flotek Industries, Inc.*	43	625
Newpark Resources, Inc.*	65	478
Thermon Group Holdings, Inc.*	24	474
TETRA Technologies, Inc.*	70	428
Atwood Oceanics, Inc.	48	417
SunCoke Energy, Inc.*	50	401
Cobalt International Energy, Inc.*	319	396
Matrix Service Co.*	21	394
Sanchez Energy Corp.*	44	389
Exterran Corp.*	24	376
Bristow Group, Inc.	26	365
Clayton Williams Energy, Inc.*	4	342
REX American Resources Corp.*	4	339
Sunrun, Inc.*	50	315
Par Pacific Holdings, Inc.*	24	314
California Resources Corp.*	25	313
Clean Energy Fuels Corp.*	68	304
Ring Energy, Inc.*	27	296
TerraForm Global, Inc. — Class A	71	292
Tesco Corp.	35	286
Renewable Energy Group, Inc.*	30	254
Natural Gas Services Group, Inc.*	10	246
Plug Power, Inc.*	142	243
FutureFuel Corp.	20	226
Bill Barrett Corp.*	39	217
Parker Drilling Co.*	94	204
Pioneer Energy Services Corp.*	50	202
Alon USA Energy, Inc.	25	202
Geospace Technologies Corp.*	10	195
Panhandle Oil and Gas, Inc. — Class A	11	193
Trecora Resources*	15	171
CVR Energy, Inc.	12	165
CARBO Ceramics, Inc.	15	164
Abraxas Petroleum Corp.*	97	164
PHI, Inc.*	9	164
Contango Oil & Gas Co.*	16	164
Pacific Ethanol, Inc.*	22	152
Jones Energy, Inc. — Class A*	42	150
Eclipse Resources Corp.*	45	148
EP Energy Corp. — Class A*	30	131
Dawson Geophysical Co.*	16	122
Independence Contract Drilling, Inc.*	23	121
Evolution Petroleum Corp.	19	119
FuelCell Energy, Inc.*	22	119
EXCO Resources, Inc.*	109	117
Westmoreland Coal Co.*	13	115
Era Group, Inc.*	14	113
Northern Oil and Gas, Inc.*	35	94
Isramco, Inc.*	1	83
Adams Resources & Energy, Inc.	2	79
Willbros Group, Inc.*	34	64
Vivint Solar, Inc.*	17	54
W&T Offshore, Inc.*	27	48
Erin Energy Corp.*	11	26
Earthstone Energy, Inc.*	2	17
Total Energy		42,749
Diversified - 0.0%
HRG Group, Inc.*	92	1,444
Wins Finance Holdings, Inc.*	1	30
Total Diversified		1,474
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	23	648
Total Common Stocks
(Cost $1,213,917)		1,358,357

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	1	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	10	–
Leap Wireless International, Inc.
Expires 03/06/17	78	–
Dyax Corp.
Expires 01/25/17	106	–
Total Rights
(Cost $59)		–

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 29.6%
Guggenheim Strategy Fund I1	26,995	$674,603
Guggenheim Strategy Fund II1	22,109	551,394
Total Mutual Funds
(Cost $1,223,153)		1,225,997

	Face Amount
REPURCHASE AGREEMENTS††,2 - 69.9%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,389,213	1,389,213
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	751,934	751,934
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	751,934	751,934
Total Repurchase Agreements
(Cost $2,893,081)		2,893,081
Total Investments - 132.3%
(Cost $5,330,210)		$5,477,435
Other Assets & Liabilities, net - (32.3)%		(1,336,842)
Total Net Assets - 100.0%		$4,140,593

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,700)	1	$3,891

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Russell 2000 Index Swap 0.13%[4], Terminating 11/01/16 (Notional Value $5,628,770)	4,497	$62,570
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/31/16 (Notional Value $1,214,074)	970	13,829
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/27/16 (Notional Value $330,675)	264	3,037
(Total Notional Value $7,173,519)		$79,436

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,358,357	$—	$—	$—	$—	$1,358,357
Equity Futures Contracts	—	3,891	—	—	—	3,891
Equity Index Swap Agreements	—	—	—	79,436	—	79,436
Mutual Funds	1,225,997	—	—	—	—	1,225,997
Repurchase Agreements	—	—	2,893,081	—	—	2,893,081
Rights	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Total	$2,584,354	$3,891	$2,893,081	$79,436	$—	$5,560,762

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 33.0%
Consumer, Non-cyclical - 7.9%
Johnson & Johnson	1,322	$156,169
Procter & Gamble Co.	1,290	115,778
Pfizer, Inc.	2,932	99,307
Merck & Company, Inc.	1,337	83,442
Coca-Cola Co.	1,877	79,434
PepsiCo, Inc.	696	75,704
Philip Morris International, Inc.	750	72,915
UnitedHealth Group, Inc.	460	64,399
Amgen, Inc.	362	60,385
Altria Group, Inc.	944	59,689
Medtronic plc	668	57,715
Gilead Sciences, Inc.	638	50,479
AbbVie, Inc.	787	49,636
Allergan plc*	191	43,989
Bristol-Myers Squibb Co.	808	43,567
Celgene Corp.*	375	39,199
Eli Lilly & Co.	470	37,722
Biogen, Inc.*	106	33,181
Mondelez International, Inc. — Class A	752	33,013
Colgate-Palmolive Co.	431	31,954
Thermo Fisher Scientific, Inc.	191	30,380
Abbott Laboratories	710	30,026
Kraft Heinz Co.	288	25,779
Danaher Corp.	294	23,047
PayPal Holdings, Inc.*	543	22,246
Kimberly-Clark Corp.	174	21,949
Express Scripts Holding Co.*	305	21,512
Aetna, Inc.	170	19,627
Automatic Data Processing, Inc.	220	19,403
Reynolds American, Inc.	400	18,860
Becton Dickinson and Co.	103	18,512
General Mills, Inc.	289	18,461
McKesson Corp.	109	18,175
Stryker Corp.	150	17,462
S&P Global, Inc.	128	16,200
Cigna Corp.	124	16,160
Anthem, Inc.	127	15,914
Boston Scientific Corp.*	658	15,660
Ecolab, Inc.	127	15,459
Regeneron Pharmaceuticals, Inc.*	36	14,473
Constellation Brands, Inc. — Class A	86	14,318
Intuitive Surgical, Inc.*	19	13,772
Kroger Co.	459	13,623
Alexion Pharmaceuticals, Inc.*	108	13,234
Illumina, Inc.*	71	12,898
Humana, Inc.	72	12,736
Zimmer Biomet Holdings, Inc.	97	12,612
Zoetis, Inc.	239	12,430
Edwards Lifesciences Corp.*	103	12,418
Sysco Corp.	247	12,105
Cardinal Health, Inc.	154	11,966
Archer-Daniels-Midland Co.	281	11,850
Baxter International, Inc.	237	11,281
St. Jude Medical, Inc.	138	11,007
HCA Holdings, Inc.*	143	10,815
Tyson Foods, Inc. — Class A	144	10,752
Vertex Pharmaceuticals, Inc.*	120	10,465
Molson Coors Brewing Co. — Class B	89	9,772
Monster Beverage Corp.*	65	9,543
Estee Lauder Companies, Inc. — Class A	107	9,476
ConAgra Foods, Inc.	201	9,469
Kellogg Co.	122	9,451
Moody's Corp.	81	8,771
Nielsen Holdings plc	162	8,678
Mylan N.V.*	222	8,462
Dr Pepper Snapple Group, Inc.	90	8,218
CR Bard, Inc.	36	8,074
Clorox Co.	63	7,886
Equifax, Inc.	58	7,806
JM Smucker Co.	56	7,590
Mead Johnson Nutrition Co. — Class A	89	7,032
AmerisourceBergen Corp. — Class A	87	7,028
Laboratory Corporation of America Holdings*	49	6,737
Dentsply Sirona, Inc.	113	6,716
Henry Schein, Inc.*	40	6,519
Hershey Co.	68	6,501
Perrigo Company plc	69	6,371
Verisk Analytics, Inc. — Class A*	76	6,177
Church & Dwight Company, Inc.	125	5,990
Global Payments, Inc.	74	5,680
Quest Diagnostics, Inc.	67	5,670
McCormick & Company, Inc.	56	5,596
Centene Corp.*	83	5,558
Universal Health Services, Inc. — Class B	44	5,422
DaVita, Inc.*	80	5,286
Hologic, Inc.*	134	5,203
Campbell Soup Co.	94	5,142
Hormel Foods Corp.	131	4,969
Western Union Co.	236	4,914
Cintas Corp.	41	4,617
Varian Medical Systems, Inc.*	45	4,479
Whole Foods Market, Inc.	154	4,366
Cooper Companies, Inc.	24	4,302
Brown-Forman Corp. — Class B	88	4,175
Total System Services, Inc.	80	3,772
Mallinckrodt plc*	52	3,629
Avery Dennison Corp.	43	3,345
United Rentals, Inc.*	42	3,297
H&R Block, Inc.	106	2,454
Robert Half International, Inc.	63	2,385
Quanta Services, Inc.*	73	2,043
Endo International plc*	96	1,934
Patterson Companies, Inc.	40	1,838
Coty, Inc. — Class A*	34	799
Total Consumer, Non-cyclical		2,168,406
Financial - 5.6%
Berkshire Hathaway, Inc. — Class B*	918	132,623
JPMorgan Chase & Co.	1,746	116,265

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 33.0% (continued)
Financial - 5.6% (continued)
Wells Fargo & Co.	2,195	$97,195
Bank of America Corp.	4,931	77,170
Visa, Inc. — Class A	912	75,422
Citigroup, Inc.	1,404	66,311
Mastercard, Inc. — Class A	463	47,120
U.S. Bancorp	778	33,368
Simon Property Group, Inc.	152	31,466
Goldman Sachs Group, Inc.	182	29,351
American International Group, Inc.	492	29,196
Chubb Ltd.	225	28,271
American Express Co.	375	24,015
MetLife, Inc.	531	23,593
American Tower Corp. — Class A	206	23,346
Morgan Stanley	712	22,827
PNC Financial Services Group, Inc.	238	21,441
BlackRock, Inc. — Class A	59	21,385
Bank of New York Mellon Corp.	516	20,578
Charles Schwab Corp.	582	18,374
Capital One Financial Corp.	245	17,598
Prudential Financial, Inc.	211	17,228
CME Group, Inc. — Class A	164	17,141
Marsh & McLennan Companies, Inc.	250	16,812
Public Storage	72	16,066
Travelers Companies, Inc.	139	15,922
Intercontinental Exchange, Inc.	58	15,623
Crown Castle International Corp.	163	15,356
BB&T Corp.	394	14,862
Aon plc	128	14,399
Aflac, Inc.	198	14,230
Prologis, Inc.	255	13,653
Welltower, Inc.	173	12,935
Allstate Corp.	180	12,452
State Street Corp.	177	12,325
Equinix, Inc.	34	12,249
Ventas, Inc.	170	12,007
AvalonBay Communities, Inc.	66	11,738
Weyerhaeuser Co.	362	11,562
Equity Residential	177	11,386
Discover Financial Services	195	11,027
Synchrony Financial	383	10,724
SunTrust Banks, Inc.	242	10,600
Boston Properties, Inc.	74	10,085
Progressive Corp.	281	8,852
M&T Bank Corp.	76	8,824
HCP, Inc.	226	8,577
Vornado Realty Trust	83	8,400
Realty Income Corp.	125	8,366
Willis Towers Watson plc	63	8,365
Hartford Financial Services Group, Inc.	187	8,007
T. Rowe Price Group, Inc.	120	7,980
General Growth Properties, Inc.	282	7,783
Ameriprise Financial, Inc.	78	7,782
Fifth Third Bancorp	370	7,570
Essex Property Trust, Inc.	32	7,126
Northern Trust Corp.	103	7,003
Digital Realty Trust, Inc.	71	6,896
Principal Financial Group, Inc.	129	6,645
KeyCorp	523	6,365
Citizens Financial Group, Inc.	251	6,202
Invesco Ltd.	198	6,191
Franklin Resources, Inc.	170	6,047
Alliance Data Systems Corp.*	28	6,007
Regions Financial Corp.	607	5,991
Kimco Realty Corp.	203	5,876
Host Hotels & Resorts, Inc.	359	5,590
Loews Corp.	134	5,514
Cincinnati Financial Corp.	72	5,430
Lincoln National Corp.	113	5,309
Federal Realty Investment Trust	34	5,234
SL Green Realty Corp.	48	5,189
Huntington Bancshares, Inc.	525	5,177
Extra Space Storage, Inc.	61	4,844
Macerich Co.	58	4,690
UDR, Inc.	129	4,643
XL Group Ltd.	133	4,473
Iron Mountain, Inc.	118	4,429
Arthur J Gallagher & Co.	86	4,375
CBRE Group, Inc. — Class A*	144	4,029
Unum Group	113	3,990
Comerica, Inc.	84	3,975
E*TRADE Financial Corp.*	132	3,844
Affiliated Managers Group, Inc.*	26	3,762
Nasdaq, Inc.	55	3,715
Apartment Investment & Management Co. — Class A	76	3,489
Torchmark Corp.	54	3,450
Zions Bancorporation	99	3,071
Assurant, Inc.	29	2,675
People's United Financial, Inc.	150	2,373
Navient Corp.	153	2,214
Legg Mason, Inc.	45	1,507
Total Financial		1,535,143
Communications - 4.5%
Amazon.com, Inc.*	190	159,089
Facebook, Inc. — Class A*	1,123	144,047
AT&T, Inc.	2,973	120,733
Alphabet, Inc. — Class A*	143	114,982
Alphabet, Inc. — Class C*	143	111,152
Verizon Communications, Inc.	1,970	102,400
Cisco Systems, Inc.	2,431	77,111
Comcast Corp. — Class A	1,161	77,021
Walt Disney Co.	715	66,395
Priceline Group, Inc.*	24	35,315
Time Warner, Inc.	376	29,933
Charter Communications, Inc. — Class A*	105	28,347
Netflix, Inc.*	207	20,400
Yahoo!, Inc.*	423	18,231
eBay, Inc.*	507	16,680
Twenty-First Century Fox, Inc. — Class A	514	12,449
CBS Corp. — Class B	197	10,784
Omnicom Group, Inc.	114	9,690
Symantec Corp.	298	7,480
CenturyLink, Inc.	264	7,242

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 33.0% (continued)
Communications - 4.5% (continued)
Expedia, Inc.	58	$6,770
Level 3 Communications, Inc.*	141	6,540
Viacom, Inc. — Class B	168	6,401
Motorola Solutions, Inc.	81	6,179
Twenty-First Century Fox, Inc. — Class B	235	5,814
Juniper Networks, Inc.	185	4,451
Interpublic Group of Companies, Inc.	194	4,336
F5 Networks, Inc.*	32	3,988
VeriSign, Inc.*	45	3,521
TripAdvisor, Inc.*	55	3,475
Scripps Networks Interactive, Inc. — Class A	46	2,921
Discovery Communications, Inc. — Class C*	108	2,841
News Corp. — Class A	184	2,572
Frontier Communications Corp.	567	2,359
TEGNA, Inc.	104	2,273
Discovery Communications, Inc. — Class A*	73	1,965
News Corp. — Class B	58	825
Total Communications		1,236,712
Technology - 4.4%
Apple, Inc.	2,604	294,421
Microsoft Corp.	3,766	216,921
Intel Corp.	2,287	86,333
International Business Machines Corp.	420	66,717
Oracle Corp.	1,455	57,153
QUALCOMM, Inc.	712	48,771
Accenture plc — Class A	301	36,773
Texas Instruments, Inc.	485	34,037
Broadcom Ltd.	191	32,951
Adobe Systems, Inc.*	241	26,158
salesforce.com, Inc.*	311	22,184
Hewlett Packard Enterprise Co.	803	18,268
NVIDIA Corp.	259	17,747
Applied Materials, Inc.	522	15,738
Activision Blizzard, Inc.	329	14,575
Cognizant Technology Solutions Corp. — Class A*	293	13,979
Intuit, Inc.	118	12,981
HP, Inc.	827	12,843
Electronic Arts, Inc.*	145	12,383
Fidelity National Information Services, Inc.	158	12,171
Fiserv, Inc.*	106	10,544
Analog Devices, Inc.	148	9,539
Paychex, Inc.	155	8,970
Cerner Corp.*	145	8,954
Micron Technology, Inc.*	502	8,926
Western Digital Corp.	137	8,010
Lam Research Corp.	77	7,293
Red Hat, Inc.*	88	7,113
Skyworks Solutions, Inc.	91	6,929
Linear Technology Corp.	116	6,878
Autodesk, Inc.*	94	6,799
Xilinx, Inc.	123	6,684
Microchip Technology, Inc.	104	6,463
Citrix Systems, Inc.*	75	6,392
Seagate Technology plc	144	5,551
KLA-Tencor Corp.	75	5,228
CA, Inc.	152	5,028
NetApp, Inc.	135	4,836
Akamai Technologies, Inc.*	84	4,451
Xerox Corp.	411	4,163
Qorvo, Inc.*	62	3,456
Dun & Bradstreet Corp.	18	2,459
Teradata Corp.*	63	1,953
CSRA, Inc.	70	1,883
Pitney Bowes, Inc.	90	1,634
Total Technology		1,203,240
Industrial - 3.2%
General Electric Co.	4,331	128,285
3M Co.	292	51,459
Honeywell International, Inc.	367	42,788
Union Pacific Corp.	403	39,304
United Technologies Corp.	376	38,202
Boeing Co.	280	36,887
United Parcel Service, Inc. — Class B	334	36,526
Lockheed Martin Corp.	122	29,246
Caterpillar, Inc.	282	25,033
General Dynamics Corp.	139	21,567
Johnson Controls International plc	457	21,261
FedEx Corp.	118	20,612
Raytheon Co.	143	19,467
Illinois Tool Works, Inc.	154	18,455
Northrop Grumman Corp.	86	18,400
Emerson Electric Co.	311	16,953
Eaton Corporation plc	220	14,456
CSX Corp.	457	13,938
Norfolk Southern Corp.	142	13,783
Waste Management, Inc.	197	12,561
Deere & Co.	140	11,949
Corning, Inc.	501	11,849
TE Connectivity Ltd.	172	11,073
Amphenol Corp. — Class A	149	9,673
Cummins, Inc.	75	9,611
Stanley Black & Decker, Inc.	73	8,977
Roper Technologies, Inc.	49	8,941
Ingersoll-Rand plc	125	8,493
Parker-Hannifin Corp.	65	8,159
Rockwell Automation, Inc.	63	7,707
Agilent Technologies, Inc.	157	7,393
Fortive Corp.	145	7,381
Vulcan Materials Co.	64	7,279
TransDigm Group, Inc.*	24	6,939
Ball Corp.	84	6,884
Waters Corp.*	39	6,181
WestRock Co.	122	5,914
Republic Services, Inc. — Class A	113	5,701

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Shares	Value
COMMON STOCKS† - 33.0% (continued)
Industrial - 3.2% (continued)
L-3 Communications Holdings, Inc.	37	$5,577
Acuity Brands, Inc.	21	5,557
Martin Marietta Materials, Inc.	31	5,552
Dover Corp.	75	5,523
Harris Corp.	60	5,497
Masco Corp.	160	5,490
Mettler-Toledo International, Inc.*	13	5,458
AMETEK, Inc.	112	5,351
Rockwell Collins, Inc.	63	5,313
Pentair plc	81	5,203
Textron, Inc.	130	5,168
CH Robinson Worldwide, Inc.	69	4,862
Kansas City Southern	52	4,853
Xylem, Inc.	87	4,563
Expeditors International of Washington, Inc.	88	4,534
Sealed Air Corp.	95	4,353
Fortune Brands Home & Security, Inc.	74	4,299
Snap-on, Inc.	28	4,255
Fluor Corp.	67	3,439
J.B. Hunt Transport Services, Inc.	42	3,408
Stericycle, Inc.*	41	3,286
Allegion plc	46	3,170
Jacobs Engineering Group, Inc.*	59	3,051
Flowserve Corp.	63	3,039
PerkinElmer, Inc.	53	2,974
Garmin Ltd.	56	2,694
FLIR Systems, Inc.	66	2,074
Ryder System, Inc.	25	1,649
Owens-Illinois, Inc.*	78	1,434
Total Industrial		890,913
Consumer, Cyclical - 3.1%
Home Depot, Inc.	597	76,822
Wal-Mart Stores, Inc.	733	52,863
McDonald's Corp.	412	47,528
CVS Health Corp.	515	45,830
Starbucks Corp.	709	38,385
NIKE, Inc. — Class B	651	34,275
Walgreens Boots Alliance, Inc.	413	33,296
Costco Wholesale Corp.	212	32,332
Lowe's Companies, Inc.	423	30,545
TJX Companies, Inc.	317	23,706
Ford Motor Co.	1,886	22,764
General Motors Co.	687	21,826
Target Corp.	278	19,093
Yum! Brands, Inc.	179	16,255
Delta Air Lines, Inc.	362	14,248
O'Reilly Automotive, Inc.*	46	12,886
Ross Stores, Inc.	192	12,346
Newell Brands, Inc.	233	12,270
Southwest Airlines Co.	300	11,667
AutoZone, Inc.*	14	10,757
Marriott International, Inc. — Class A	156	10,477
Carnival Corp.	209	10,203
PACCAR, Inc.	169	9,934
Delphi Automotive plc	132	9,415
American Airlines Group, Inc.	256	9,372
Dollar Tree, Inc.*	114	8,998
VF Corp.	160	8,967
Dollar General Corp.	125	8,749
L Brands, Inc.	116	8,209
United Continental Holdings, Inc.*	142	7,451
Genuine Parts Co.	72	7,232
Ulta Salon Cosmetics & Fragrance, Inc.*	28	6,663
Royal Caribbean Cruises Ltd.	81	6,071
WW Grainger, Inc.	27	6,071
Mohawk Industries, Inc.*	30	6,010
Chipotle Mexican Grill, Inc. — Class A*	14	5,929
Fastenal Co.	140	5,849
Whirlpool Corp.	36	5,838
Macy's, Inc.	149	5,521
Advance Auto Parts, Inc.	36	5,368
LKQ Corp.*	148	5,248
Best Buy Company, Inc.	133	5,078
Mattel, Inc.	165	4,996
CarMax, Inc.*	93	4,961
DR Horton, Inc.	164	4,953
Coach, Inc.	135	4,936
Hanesbrands, Inc.	183	4,620
Harley-Davidson, Inc.	86	4,523
Foot Locker, Inc.	65	4,402
Tractor Supply Co.	65	4,378
Hasbro, Inc.	55	4,363
PVH Corp.	39	4,310
Goodyear Tire & Rubber Co.	127	4,102
Alaska Air Group, Inc.	59	3,886
Lennar Corp. — Class A	91	3,853
Michael Kors Holdings Ltd.*	82	3,837
Kohl's Corp.	87	3,806
Tiffany & Co.	52	3,776
Darden Restaurants, Inc.	61	3,741
Wynn Resorts Ltd.	38	3,702
Wyndham Worldwide Corp.	53	3,568
Under Armour, Inc. — Class A*	89	3,443
BorgWarner, Inc.	97	3,412
Bed Bath & Beyond, Inc.	75	3,233
Under Armour, Inc. — Class C*	89	3,014
PulteGroup, Inc.	149	2,986
Leggett & Platt, Inc.	65	2,963
Nordstrom, Inc.	56	2,905
Harman International Industries, Inc.	34	2,871
Signet Jewelers Ltd.	37	2,758
Ralph Lauren Corp. — Class A	27	2,731
Staples, Inc.	314	2,685
The Gap, Inc.	106	2,357
AutoNation, Inc.*	32	1,559
Urban Outfitters, Inc.*	43	1,484
Total Consumer, Cyclical		851,461
Energy - 2.4%
Exxon Mobil Corp.	2,004	174,910
Chevron Corp.	912	93,863

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Shares	Value
COMMON STOCKS† - 33.0% (continued)
Industrial - 3.2% (continued)
Schlumberger Ltd.	672	$52,846
Occidental Petroleum Corp.	369	26,908
ConocoPhillips	599	26,039
EOG Resources, Inc.	266	25,725
Kinder Morgan, Inc.	928	21,465
Halliburton Co.	416	18,670
Phillips 66	215	17,318
Anadarko Petroleum Corp.	264	16,727
Pioneer Natural Resources Co.	82	15,223
Spectra Energy Corp.	339	14,492
Valero Energy Corp.	223	11,819
Apache Corp.	183	11,688
Devon Energy Corp.	253	11,160
Baker Hughes, Inc.	207	10,447
Marathon Petroleum Corp.	256	10,391
Williams Companies, Inc.	330	10,141
Concho Resources, Inc.*	69	9,477
Noble Energy, Inc.	208	7,434
Hess Corp.	130	6,971
National Oilwell Varco, Inc.	183	6,723
Marathon Oil Corp.	410	6,482
Cimarex Energy Co.	46	6,181
Equities Corp.	83	6,027
Cabot Oil & Gas Corp. — Class A	225	5,805
ONEOK, Inc.	102	5,242
Tesoro Corp.	57	4,535
Newfield Exploration Co.*	96	4,172
Range Resources Corp.	91	3,526
Helmerich & Payne, Inc.	52	3,499
Southwestern Energy Co.*	238	3,294
FMC Technologies, Inc.*	109	3,234
Murphy Oil Corp.	78	2,371
Chesapeake Energy Corp.*	315	1,975
Transocean Ltd.*	166	1,770
First Solar, Inc.*	37	1,461
Total Energy		660,011
Utilities - 1.1%
NextEra Energy, Inc.	226	27,645
Duke Energy Corp.	333	26,653
Southern Co.	473	24,265
Dominion Resources, Inc.	302	22,430
American Electric Power Company, Inc.	237	15,218
Exelon Corp.	446	14,847
PG&E Corp.	241	14,742
Sempra Energy	121	12,970
Edison International	157	11,343
PPL Corp.	328	11,339
Consolidated Edison, Inc.	147	11,069
Public Service Enterprise Group, Inc.	245	10,258
Xcel Energy, Inc.	246	10,120
WEC Energy Group, Inc.	153	9,162
Eversource Energy	153	8,290
DTE Energy Co.	87	8,149
FirstEnergy Corp.	206	6,814
Entergy Corp.	87	6,676
American Water Works Company, Inc.	86	6,436
Ameren Corp.	117	5,754
CMS Energy Corp.	135	5,671
SCANA Corp.	69	4,994
CenterPoint Energy, Inc.	208	4,832
Alliant Energy Corp.	110	4,214
Pinnacle West Capital Corp.	54	4,103
AES Corp.	319	4,099
NiSource, Inc.	156	3,761
NRG Energy, Inc.	152	1,704
Total Utilities		297,558
Basic Materials - 0.8%
EI du Pont de Nemours & Co.	423	28,329
Dow Chemical Co.	545	28,248
Monsanto Co.	211	21,563
Praxair, Inc.	138	16,675
Air Products & Chemicals, Inc.	105	15,786
PPG Industries, Inc.	129	13,333
LyondellBasell Industries N.V. — Class A	165	13,309
Sherwin-Williams Co.	39	10,790
Newmont Mining Corp.	256	10,058
International Paper Co.	199	9,548
Nucor Corp.	154	7,615
Alcoa, Inc.	636	6,449
Freeport-McMoRan, Inc.	591	6,418
International Flavors & Fragrances, Inc.	38	5,433
Eastman Chemical Co.	71	4,805
Albemarle Corp.	54	4,616
Mosaic Co.	169	4,134
FMC Corp.	65	3,142
CF Industries Holdings, Inc.	113	2,752
Total Basic Materials		213,003
Diversified - 0.0%
Leucadia National Corp.	157	2,989
Total Common Stocks
(Cost $8,889,164)		9,059,436

MUTUAL FUNDS† - 20.1%
Guggenheim Strategy Fund I1	150,913	3,771,319
Guggenheim Strategy Fund II1	69,516	1,733,722
Total Mutual Funds
(Cost $5,483,168)		5,505,041

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 15.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$2,381,588	$2,381,588
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/03/16	929,877	929,877
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	929,877	929,877
Total Repurchase Agreements
(Cost $4,241,342)		4,241,342
Total Investments - 68.6%
(Cost $18,613,674)		$18,805,819
Other Assets & Liabilities, net - 31.4%		8,618,788
Total Net Assets - 100.0%		$27,424,607

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,620,188)	15	$1,437

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 S&P 500 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $10,487,219)	4,837	$82,302
Goldman Sachs International October 2016 S&P 500 Index Swap 0.95%[4], Terminating 10/27/16 (Notional Value $19,616,725)	9,047	60,481
Barclays Bank plc October 2016 S&P 500 Index Swap 0.80%[4], Terminating 10/31/16 (Notional Value $13,727,298)	6,331	8,461
(Total Notional Value $43,831,242)		$151,244

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateralat September 30, 2016.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$9,059,436	$—	$—	$—	$—	$9,059,436
Equity Futures Contracts	—	1,437	—	—	—	1,437
Equity Index Swap Agreements	—	—	—	151,244	—	151,244
Mutual Funds	5,505,041	—	—	—	—	5,505,041
Repurchase Agreements	—	—	4,241,342	—	—	4,241,342
Total	$14,564,477	$1,437	$4,241,342	$151,244	$—	$18,958,500

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 27.0%
Centene Corp.*	10,170	$680,982
Constellation Brands, Inc. — Class A	4,030	670,955
S&P Global, Inc.	3,360	425,242
Edwards Lifesciences Corp.*	3,520	424,371
Hologic, Inc.*	10,240	397,619
Aetna, Inc.	3,390	391,376
Global Payments, Inc.	5,080	389,940
Equifax, Inc.	2,770	372,787
Regeneron Pharmaceuticals, Inc.*	918	369,053
Mondelez International, Inc. — Class A	8,280	363,492
Total System Services, Inc.	7,390	348,439
Boston Scientific Corp.*	14,470	344,386
Cigna Corp.	2,640	344,045
Gilead Sciences, Inc.	4,040	319,645
Biogen, Inc.*	994	311,152
Avery Dennison Corp.	3,730	290,157
Monster Beverage Corp.*	1,962	288,041
AmerisourceBergen Corp. — Class A	3,460	279,499
Reynolds American, Inc.	5,805	273,706
Celgene Corp.*	2,492	260,489
Coty, Inc. — Class A	11,050	259,675
Illumina, Inc.*	1,360	247,058
Verisk Analytics, Inc. — Class A*	2,960	240,589
Laboratory Corporation of America Holdings*	1,740	239,215
Hormel Foods Corp.	6,130	232,511
Cintas Corp.	2,042	229,929
Moody's Corp.	1,887	204,324
Alexion Pharmaceuticals, Inc.*	1,445	177,070
CR Bard, Inc.	750	168,210
Becton Dickinson and Co.	880	158,162
Dr Pepper Snapple Group, Inc.	1,450	132,400
Allergan plc*	432	99,494
Total Consumer, Non-cyclical		9,934,013
Technology - 19.2%
NVIDIA Corp.	10,410	713,292
Electronic Arts, Inc.*	8,032	685,933
Broadcom Ltd.	3,827	660,234
Activision Blizzard, Inc.	13,210	585,203
salesforce.com, Inc.*	6,490	462,931
Skyworks Solutions, Inc.	5,777	439,861
Lam Research Corp.	4,093	387,648
Red Hat, Inc.*	4,794	387,499
Fiserv, Inc.*	3,230	321,288
Applied Materials, Inc.	10,191	307,259
Citrix Systems, Inc.*	3,380	288,044
Cognizant Technology Solutions Corp. — Class A*	6,024	287,405
Microchip Technology, Inc.	4,384	272,422
Apple, Inc.	2,191	247,693
Qorvo, Inc.*	4,124	229,872
Cerner Corp.*	2,969	183,336
Akamai Technologies, Inc.*	3,215	170,363
Accenture plc — Class A	1,300	158,821
Microsoft Corp.	2,640	152,064
Paychex, Inc.	2,470	142,939
Total Technology		7,084,107
Consumer, Cyclical - 17.8%
Ulta Salon Cosmetics & Fragrance, Inc.*	2,340	556,873
O'Reilly Automotive, Inc.*	1,720	481,790
DR Horton, Inc.	14,410	435,182
Dollar Tree, Inc.*	4,675	368,998
Starbucks Corp.	6,550	354,617
AutoZone, Inc.*	450	345,753
Home Depot, Inc.	2,470	317,840
LKQ Corp.*	8,830	313,112
Lennar Corp. — Class A	7,390	312,893
Alaska Air Group, Inc.	4,400	289,784
Advance Auto Parts, Inc.	1,760	262,451
Lowe's Companies, Inc.	3,440	248,402
Mohawk Industries, Inc.*	1,200	240,408
NIKE, Inc. — Class B	4,540	239,031
Ross Stores, Inc.	3,500	225,050
Under Armour, Inc. — Class A*	5,055	195,527
Southwest Airlines Co.	4,631	180,100
Signet Jewelers Ltd.	2,380	177,381
Under Armour, Inc. — Class C*	5,090	172,347
Chipotle Mexican Grill, Inc. — Class A*	390	165,165
Tractor Supply Co.	2,450	165,008
Newell Brands, Inc.	2,790	146,921
TJX Companies, Inc.	1,830	136,847
Delphi Automotive plc	1,720	122,670
Hanesbrands, Inc.	4,430	111,858
Total Consumer, Cyclical		6,566,008
Communications - 12.3%
Facebook, Inc. — Class A*	5,781	741,529
Amazon.com, Inc.*	770	644,728
Expedia, Inc.	4,103	478,902
VeriSign, Inc.*	5,363	419,601
Netflix, Inc.*	3,960	390,258
Priceline Group, Inc.*	244	359,044
eBay, Inc.*	9,605	316,005
TripAdvisor, Inc.*	4,690	296,314
Alphabet, Inc. — Class A*	248	199,406
Alphabet, Inc. — Class C*	250	194,323
Walt Disney Co.	1,930	179,220
Juniper Networks, Inc.	6,714	161,539
Discovery Communications, Inc. — Class C*	3,930	103,398
Discovery Communications, Inc. — Class A*	2,280	61,378
Total Communications		4,545,645
Financial - 12.2%
XL Group Ltd.	11,790	396,498
Extra Space Storage, Inc.	4,470	354,963
Visa, Inc. — Class A	3,946	326,334
Prologis, Inc.	6,070	324,988
Equity Residential	4,800	308,783
Intercontinental Exchange, Inc.	1,110	298,990
E*TRADE Financial Corp.*	8,743	254,596
Equinix, Inc.	700	252,175
Kimco Realty Corp.	8,670	250,997

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 12.2% (continued)
Mastercard, Inc. — Class A	2,360	$240,177
CBRE Group, Inc. — Class A*	8,515	238,250
Public Storage	960	214,214
UDR, Inc.	5,719	205,827
American Tower Corp. — Class A	1,680	190,394
AvalonBay Communities, Inc.	1,030	183,175
Crown Castle International Corp.	1,900	178,999
Charles Schwab Corp.	5,666	178,876
Alliance Data Systems Corp.*	460	98,684
Total Financial		4,496,920
Industrial - 9.8%
PerkinElmer, Inc.	7,810	438,219
Vulcan Materials Co.	3,450	392,369
Masco Corp.	11,230	385,301
Fortune Brands Home & Security, Inc.	6,020	349,762
Acuity Brands, Inc.	1,290	341,334
TransDigm Group, Inc.*	1,100	318,032
Martin Marietta Materials, Inc.	1,730	309,860
Northrop Grumman Corp.	1,240	265,298
Stanley Black & Decker, Inc.	1,700	209,066
Amphenol Corp. — Class A	2,870	186,320
Snap-on, Inc.	1,030	156,519
Roper Technologies, Inc.	830	151,450
Boeing Co.	920	121,201
Total Industrial		3,624,731
Energy - 0.9%
Pioneer Natural Resources Co.	1,700	315,605
Basic Materials - 0.4%
Sherwin-Williams Co.	597	165,166
Total Common Stocks
(Cost $28,306,080)		36,732,195

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$194,782	194,782
Total Repurchase Agreement
(Cost $194,782)		194,782
Total Investments - 100.1%
(Cost $28,500,862)		$36,926,977
Other Assets & Liabilities, net - (0.1)%		(22,850)
Total Net Assets - 100.0%		$36,904,127

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$36,732,195	$—	$—	$36,732,195
Repurchase Agreement	—	194,782	—	194,782
Total	$36,732,195	$194,782	$—	$36,926,977

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 25.8%
Prudential Financial, Inc.	6,257	$510,884
Loews Corp.	11,272	463,843
MetLife, Inc.	10,398	461,983
Allstate Corp.	5,580	386,024
Lincoln National Corp.	7,770	365,035
American International Group, Inc.	6,105	362,271
Regions Financial Corp.	35,880	354,136
Unum Group	9,866	348,368
Hartford Financial Services Group, Inc.	8,002	342,646
Bank of America Corp.	21,307	333,455
Citigroup, Inc.	6,840	323,053
Capital One Financial Corp.	4,437	318,709
Navient Corp.	21,770	315,012
Zions Bancorporation	9,020	279,800
SunTrust Banks, Inc.	6,342	277,780
Comerica, Inc.	5,107	241,663
KeyCorp	19,590	238,410
JPMorgan Chase & Co.	3,460	230,401
Fifth Third Bancorp	11,056	226,206
Chubb Ltd.	1,698	213,354
Travelers Companies, Inc.	1,860	213,063
Berkshire Hathaway, Inc. — Class B*	1,471	212,515
Principal Financial Group, Inc.	4,124	212,427
Goldman Sachs Group, Inc.	1,308	210,941
Legg Mason, Inc.	6,214	208,045
Aflac, Inc.	2,887	207,489
PNC Financial Services Group, Inc.	2,106	189,730
People's United Financial, Inc.	11,640	184,145
BB&T Corp.	4,713	177,774
Bank of New York Mellon Corp.	2,910	116,051
Total Financial		8,525,213
Consumer, Cyclical - 15.3%
Best Buy Company, Inc.	14,550	555,519
Wal-Mart Stores, Inc.	6,888	496,763
General Motors Co.	13,891	441,317
Staples, Inc.	47,687	407,724
Ford Motor Co.	31,415	379,179
Kohl's Corp.	8,510	372,313
AutoNation, Inc.*	6,120	298,105
PVH Corp.	2,650	292,825
Macy's, Inc.	7,586	281,061
Urban Outfitters, Inc.*	7,960	274,779
United Continental Holdings, Inc.*	4,771	250,334
Whirlpool Corp.	1,411	228,808
PulteGroup, Inc.	11,130	223,045
PACCAR, Inc.	2,960	173,989
Target Corp.	2,380	163,458
The Gap, Inc.	5,380	119,651
Bed Bath & Beyond, Inc.	2,480	106,913
Total Consumer, Cyclical		5,065,783
Utilities - 14.7%
NRG Energy, Inc.	63,738	714,503
AES Corp.	43,488	558,821
Exelon Corp.	16,415	546,455
FirstEnergy Corp.	10,229	338,375
NiSource, Inc.	11,520	277,747
Duke Energy Corp.	2,890	231,316
Consolidated Edison, Inc.	2,967	223,415
Entergy Corp.	2,584	198,270
SCANA Corp.	2,620	189,609
DTE Energy Co.	2,000	187,340
Public Service Enterprise Group, Inc.	4,190	175,435
Edison International	2,420	174,845
American Electric Power Company, Inc.	2,670	171,441
CenterPoint Energy, Inc.	7,250	168,418
Ameren Corp.	3,180	156,392
Pinnacle West Capital Corp.	2,000	151,980
PG&E Corp.	2,317	141,731
Xcel Energy, Inc.	3,161	130,044
Eversource Energy	2,300	124,614
Total Utilities		4,860,751
Consumer, Non-cyclical - 9.8%
Archer-Daniels-Midland Co.	17,215	725,957
Quanta Services, Inc.*	20,270	567,357
Tyson Foods, Inc. — Class A	6,095	455,114
Anthem, Inc.	3,520	441,091
Cardinal Health, Inc.	3,739	290,520
McKesson Corp.	1,700	283,475
Sysco Corp.	4,030	197,510
Whole Foods Market, Inc.	5,442	154,281
Express Scripts Holding Co.*	1,820	128,365
Total Consumer, Non-cyclical		3,243,670
Energy - 9.1%
National Oilwell Varco, Inc.	14,580	535,669
Valero Energy Corp.	7,267	385,151
Chevron Corp.	3,088	317,817
Phillips 66	3,818	307,540
Marathon Petroleum Corp.	6,603	268,016
Transocean Ltd.*	24,989	266,383
Helmerich & Payne, Inc.	3,630	244,299
Hess Corp.	3,716	199,252
First Solar, Inc.*	5,027	198,516
Marathon Oil Corp.	10,366	163,886
Baker Hughes, Inc.	2,495	125,923
Total Energy		3,012,452
Industrial - 8.8%
Jacobs Engineering Group, Inc.*	11,005	569,178
Fluor Corp.	9,658	495,649
Ryder System, Inc.	5,814	383,433
WestRock Co.	7,710	373,781
Corning, Inc.	10,860	256,839
Cummins, Inc.	1,780	228,107
Eaton Corporation plc	3,004	197,392
Caterpillar, Inc.	2,010	178,428
Textron, Inc.	3,182	126,485
Owens-Illinois, Inc.*	6,490	119,351
Total Industrial		2,928,643
Basic Materials - 6.5%
Newmont Mining Corp.	20,296	797,429
Alcoa, Inc.	60,250	610,935
Nucor Corp.	5,750	284,338

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Basic Materials - 6.5% (continued)
Freeport-McMoRan, Inc.	22,146	$240,506
Mosaic Co.	9,340	228,456
Total Basic Materials		2,161,664
Technology - 4.8%
HP, Inc.	63,464	985,596
Xerox Corp.	38,476	389,762
Western Digital Corp.	3,640	212,831
Total Technology		1,588,189
Communications - 2.9%
CenturyLink, Inc.	13,527	371,046
News Corp. — Class A	20,600	287,988
Frontier Communications Corp.	54,232	225,605
News Corp. — Class B	5,820	82,760
Total Communications		967,399
Diversified - 1.8%
Leucadia National Corp.	31,440	598,618
Total Common Stocks
(Cost $26,802,564)		32,952,382

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$204,019	204,019
Total Repurchase Agreement
(Cost $204,019)		204,019
Total Investments - 100.1%
(Cost $27,006,583)		$33,156,401
Other Assets & Liabilities, net - (0.1)%		(36,878)
Total Net Assets - 100.0%		$33,119,523

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$32,952,382	$—	$—	$32,952,382
Repurchase Agreement	—	204,019	—	204,019
Total	$32,952,382	$204,019	$—	$33,156,401

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Technology - 25.7%
Convergys Corp.	15,930	$484,590
Cirrus Logic, Inc.*	6,430	341,755
Ultimate Software Group, Inc.*	1,615	330,090
Fortinet, Inc.*	8,229	303,897
j2 Global, Inc.	4,550	303,076
ACI Worldwide, Inc.*	14,645	283,820
Synaptics, Inc.*	4,729	277,025
Fair Isaac Corp.	2,125	264,753
Integrated Device Technology, Inc.*	11,234	259,505
MAXIMUS, Inc.	4,390	248,297
Tyler Technologies, Inc.*	1,434	245,544
Microsemi Corp.*	5,800	243,484
Manhattan Associates, Inc.*	4,072	234,629
Monolithic Power Systems, Inc.	2,860	230,230
MSCI, Inc. — Class A	2,638	221,434
IPG Photonics Corp.*	2,445	201,346
Jack Henry & Associates, Inc.	2,012	172,127
Broadridge Financial Solutions, Inc.	2,259	153,138
DST Systems, Inc.	1,290	152,117
CDK Global, Inc.	2,470	141,679
Cadence Design Systems, Inc.*	5,311	135,590
Total Technology		5,228,126
Consumer, Non-cyclical - 24.3%
ABIOMED, Inc.*	4,350	559,323
MarketAxess Holdings, Inc.	2,643	437,654
Post Holdings, Inc.*	4,958	382,609
NuVasive, Inc.*	4,220	281,305
Amsurg Corp. — Class A*	4,071	272,961
WhiteWave Foods Co. — Class A*	4,924	268,013
Align Technology, Inc.*	2,657	249,094
Sprouts Farmers Market, Inc.*	11,723	242,080
United Therapeutics Corp.*	1,751	206,758
Prestige Brands Holdings, Inc.*	4,190	202,251
PAREXEL International Corp.*	2,683	186,334
Helen of Troy Ltd.*	2,140	184,404
Service Corporation International	6,206	164,707
VCA, Inc.*	2,307	161,444
MEDNAX, Inc.*	2,283	151,249
CEB, Inc.	2,624	142,929
Gartner, Inc.*	1,459	129,049
Rollins, Inc.	4,108	120,282
STERIS plc	1,490	108,919
Akorn, Inc.*	3,811	103,888
Bio-Techne Corp.	920	100,740
Charles River Laboratories International, Inc.*	1,193	99,425
LivaNova plc*	1,544	92,810
Flowers Foods, Inc.	5,537	83,719
Total Consumer, Non-cyclical		4,931,947
Financial - 18.9%
Alexander & Baldwin, Inc.	10,806	415,167
WisdomTree Investments, Inc.	30,938	318,352
Old Republic International Corp.	15,664	276,000
PrivateBancorp, Inc. — Class A	6,010	275,979
Lamar Advertising Co. — Class A	3,906	255,101
Equity One, Inc.	8,302	254,124
Bank of the Ozarks, Inc.	5,864	225,178
SEI Investments Co.	4,639	211,584
Education Realty Trust, Inc.	4,814	207,676
Signature Bank*	1,706	202,076
Weingarten Realty Investors	5,041	196,498
First Horizon National Corp.	12,000	182,760
Communications Sales & Leasing, Inc.	5,340	167,729
SVB Financial Group*	1,469	162,383
CBOE Holdings, Inc.	2,170	140,725
Healthcare Realty Trust, Inc.	3,770	128,406
Jones Lang LaSalle, Inc.	965	109,807
Life Storage, Inc.	1,137	101,125
Total Financial		3,830,670
Consumer, Cyclical - 16.0%
Skechers U.S.A., Inc. — Class A*	16,124	369,240
NVR, Inc.*	209	342,732
Churchill Downs, Inc.	2,080	304,408
Tempur Sealy International, Inc.*	4,636	263,047
Vista Outdoor, Inc.*	6,526	260,126
Pool Corp.	2,376	224,580
Wendy's Co.	19,087	206,139
Toll Brothers, Inc.*	6,450	192,597
JetBlue Airways Corp.*	9,141	157,591
Restoration Hardware Holdings, Inc.*	4,500	155,610
Domino's Pizza, Inc.	1,020	154,887
Toro Co.	3,020	141,457
Buffalo Wild Wings, Inc.*	984	138,488
Panera Bread Co. — Class A*	609	118,584
Carter's, Inc.	1,250	108,388
Dunkin' Brands Group, Inc.	1,988	103,535
Total Consumer, Cyclical		3,241,409
Industrial - 8.1%
Dycom Industries, Inc.*	4,110	336,116
AO Smith Corp.	2,967	293,110
Lennox International, Inc.	1,598	250,934
Packaging Corporation of America	2,891	234,923
Zebra Technologies Corp. — Class A*	2,851	198,458
Eagle Materials, Inc.	2,488	192,322
Cognex Corp.	2,544	134,476
Total Industrial		1,640,339
Communications - 6.2%
WebMD Health Corp. — Class A*	7,729	384,131
ARRIS International plc*	13,276	376,109
AMC Networks, Inc. — Class A*	3,790	196,549
Ciena Corp.*	7,442	162,236
FactSet Research Systems, Inc.	816	132,274
Total Communications		1,251,299
Total Common Stocks
(Cost $17,310,340)		20,123,790

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 1.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$230,221	$230,221
Total Repurchase Agreement
(Cost $230,221)		230,221
Total Investments - 100.3%
(Cost $17,540,561)		$20,354,011
Other Assets & Liabilities, net - (0.3)%		(55,424)
Total Net Assets - 100.0%		$20,298,587

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,123,790	$—	$—	$20,123,790
Repurchase Agreement	—	230,221	—	230,221
Total	$20,123,790	$230,221	$—	$20,354,011

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 24.1%
Joy Global, Inc.	37,121	$1,029,736
Terex Corp.	21,435	544,663
Tech Data Corp.*	6,134	519,611
Arrow Electronics, Inc.*	7,114	455,082
Greif, Inc. — Class A	7,648	379,264
Avnet, Inc.	8,879	364,572
KLX, Inc.*	8,768	308,634
Triumph Group, Inc.	10,910	304,171
Vishay Intertechnology, Inc.	20,922	294,791
AECOM*	9,237	274,616
Oshkosh Corp.	4,860	272,160
Trinity Industries, Inc.	10,965	265,134
Jabil Circuit, Inc.	11,657	254,356
AGCO Corp.	4,502	222,039
EMCOR Group, Inc.	3,510	209,266
Granite Construction, Inc.	2,600	129,324
Regal Beloit Corp.	1,992	118,504
GATX Corp.	2,308	102,821
Total Industrial		6,048,744
Consumer, Cyclical - 14.5%
KB Home	34,531	556,639
Ingram Micro, Inc. — Class A	12,222	435,836
World Fuel Services Corp.	8,117	375,492
CST Brands, Inc.	6,699	322,155
GameStop Corp. — Class A	10,710	295,489
Dana, Inc.	14,803	230,779
Big Lots, Inc.	4,238	202,365
Dick's Sporting Goods, Inc.	3,357	190,409
Fossil Group, Inc.*	5,840	162,176
J.C. Penney Company, Inc.*	15,276	140,845
Deckers Outdoor Corp.*	2,300	136,965
Abercrombie & Fitch Co. — Class A	8,543	135,749
Office Depot, Inc.	36,370	129,841
Cabela's, Inc.*	2,210	121,395
Ascena Retail Group, Inc.*	20,729	115,875
Guess?, Inc.	7,256	106,010
Total Consumer, Cyclical		3,658,020
Financial - 14.1%
Reinsurance Group of America, Inc. — Class A	3,724	401,968
Genworth Financial, Inc. — Class A*	52,949	262,627
Aspen Insurance Holdings Ltd.	4,875	227,126
Endurance Specialty Holdings Ltd.	3,405	222,857
Hancock Holding Co.	6,824	221,302
Kemper Corp.	5,479	215,434
Senior Housing Properties Trust	9,311	211,453
Hanover Insurance Group, Inc.	2,669	201,295
CNO Financial Group, Inc.	12,680	193,624
Everest Re Group Ltd.	1,001	190,160
Alleghany Corp.*	330	173,257
First American Financial Corp.	3,746	147,143
WR Berkley Corp.	2,494	144,053
Trustmark Corp.	4,419	121,788
Associated Banc-Corp.	6,075	119,009
Prosperity Bancshares, Inc.	1,956	107,365
Umpqua Holdings Corp.	7,131	107,322
Stifel Financial Corp.*	2,770	106,507
International Bancshares Corp.	3,004	89,459
TCF Financial Corp.	5,807	84,260
Total Financial		3,548,009
Basic Materials - 13.0%
United States Steel Corp.	36,345	685,468
Allegheny Technologies, Inc.	31,121	562,356
Reliance Steel & Aluminum Co.	6,402	461,136
Commercial Metals Co.	27,406	443,703
Domtar Corp.	9,237	342,970
Steel Dynamics, Inc.	13,606	340,014
Carpenter Technology Corp.	3,920	161,739
Worthington Industries, Inc.	3,260	156,578
Olin Corp.	5,995	123,017
Total Basic Materials		3,276,981
Energy - 11.4%
WPX Energy, Inc.*	42,057	554,733
SM Energy Co.	10,966	423,068
CONSOL Energy, Inc.	18,717	359,366
Diamond Offshore Drilling, Inc.	16,760	295,143
Murphy USA, Inc.*	3,804	271,453
Patterson-UTI Energy, Inc.	10,221	228,644
NOW, Inc.*	6,685	143,259
Oil States International, Inc.*	4,480	141,434
Western Refining, Inc.	5,231	138,412
Noble Corporation plc	20,728	131,416
HollyFrontier Corp.	4,041	99,005
Rowan Companies plc — Class A	5,262	79,772
Total Energy		2,865,705
Consumer, Non-cyclical - 10.4%
United Natural Foods, Inc.*	8,671	347,187
Aaron's, Inc.	11,577	294,288
DeVry Education Group, Inc.	11,635	268,303
Owens & Minor, Inc.	6,752	234,497
ManpowerGroup, Inc.	3,087	223,067
Community Health Systems, Inc.*	18,981	219,040
Graham Holdings Co. — Class B	405	194,955
FTI Consulting, Inc.*	4,302	191,697
LifePoint Health, Inc.*	2,929	173,484
Dean Foods Co.	10,304	168,986
Tenet Healthcare Corp.*	7,145	161,906
Avis Budget Group, Inc.*	4,040	138,208
Total Consumer, Non-cyclical		2,615,618
Utilities - 5.9%
Talen Energy Corp.*	53,725	744,092
MDU Resources Group, Inc.	11,572	294,392
Great Plains Energy, Inc.	4,846	132,247
PNM Resources, Inc.	3,467	113,440
ONE Gas, Inc.	1,650	102,036
Hawaiian Electric Industries, Inc.	3,200	95,520
Total Utilities		1,481,727
Technology - 4.7%
Computer Sciences Corp.	9,259	483,413
SYNNEX Corp.	2,700	308,097
3D Systems Corp.*	14,955	268,442

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 4.7% (continued)
Lexmark International, Inc. — Class A	3,122	$124,755
Total Technology		1,184,707
Communications - 1.5%
Telephone & Data Systems, Inc.	13,632	370,518
Total Common Stocks
(Cost $19,252,086)		25,050,029

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$210,583	210,583
Total Repurchase Agreement
(Cost $210,583)		210,583
Total Investments - 100.4%
(Cost $19,462,669)		$25,260,612
Other Assets & Liabilities, net - (0.4)%		(92,869)
Total Net Assets - 100.0%		$25,167,743

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,050,029	$—	$—	$25,050,029
Repurchase Agreement	—	210,583	—	210,583
Total	$25,050,029	$210,583	$—	$25,260,612

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 34.0%
Supernus Pharmaceuticals, Inc.*	16,807	$415,637
Ligand Pharmaceuticals, Inc. — Class B*	3,143	320,774
Depomed, Inc.*	11,974	299,231
Eagle Pharmaceuticals, Inc.*	4,050	283,500
Zeltiq Aesthetics, Inc.*	6,560	257,283
LendingTree, Inc.*	2,462	238,592
Masimo Corp.*	3,768	224,158
NutriSystem, Inc.	7,230	214,658
MiMedx Group, Inc.*	23,700	203,346
AMN Healthcare Services, Inc.*	6,140	195,683
BioTelemetry, Inc.*	10,250	190,342
Vascular Solutions, Inc.*	3,830	184,720
Cynosure, Inc. — Class A*	3,299	168,051
On Assignment, Inc.*	4,612	167,369
Cantel Medical Corp.	2,121	165,396
Repligen Corp.*	5,308	160,249
Cross Country Healthcare, Inc.*	13,344	157,192
TrueBlue, Inc.*	6,896	156,263
Emergent BioSolutions, Inc.*	4,956	156,263
Surgical Care Affiliates, Inc.*	3,022	147,353
Almost Family, Inc.*	3,909	143,734
Nektar Therapeutics*	7,974	136,993
Merit Medical Systems, Inc.*	5,639	136,971
Cambrex Corp.*	3,009	133,780
Albany Molecular Research, Inc.*	8,073	133,285
Surmodics, Inc.*	4,395	132,246
Lannett Company, Inc.*	4,948	131,468
Calavo Growers, Inc.	1,987	130,009
Cal-Maine Foods, Inc.	3,280	126,412
US Physical Therapy, Inc.	2,010	126,027
Neogen Corp.*	2,230	124,746
B&G Foods, Inc.	2,447	120,343
Amphastar Pharmaceuticals, Inc.*	6,100	115,717
Natus Medical, Inc.*	2,857	112,252
Matthews International Corp. — Class A	1,800	109,368
Heidrick & Struggles International, Inc.	5,612	104,103
LHC Group, Inc.*	2,666	98,322
Luminex Corp.*	4,280	97,242
Chemed Corp.	678	95,645
Monro Muffler Brake, Inc.	1,520	92,978
Integra LifeSciences Holdings Corp.*	1,030	85,027
Healthcare Services Group, Inc.	2,120	83,910
WD-40 Co.	716	80,500
Korn/Ferry International	3,493	73,353
CorVel Corp.*	1,670	64,128
Phibro Animal Health Corp. — Class A	1,564	42,510
Impax Laboratories, Inc.*	1,782	42,233
Acorda Therapeutics, Inc.*	1,737	36,269
Total Consumer, Non-cyclical		7,215,631
Financial - 18.9%
First Midwest Bancorp, Inc.	13,085	253,326
Universal Insurance Holdings, Inc.	9,389	236,602
Opus Bank	6,650	235,211
CoreSite Realty Corp.	3,123	231,227
Ameris Bancorp	6,000	209,700
Home BancShares, Inc.	9,318	193,908
BofI Holding, Inc.*	8,114	181,754
Walker & Dunlop, Inc.*	7,111	179,624
Employers Holdings, Inc.	5,550	165,557
Hanmi Financial Corp.	6,210	163,571
Pinnacle Financial Partners, Inc.	2,908	157,265
Simmons First National Corp. — Class A	2,990	149,201
Acadia Realty Trust	3,971	143,909
Four Corners Property Trust, Inc.	6,522	139,114
Evercore Partners, Inc. — Class A	2,475	127,487
Northfield Bancorp, Inc.	7,894	127,093
Bank Mutual Corp.	16,127	123,855
ServisFirst Bancshares, Inc.	2,340	121,469
LegacyTexas Financial Group, Inc.	3,806	120,384
AMERISAFE, Inc.	1,879	110,448
Hope Bancorp, Inc.	5,917	102,778
HFF, Inc. — Class A	3,507	97,109
RLI Corp.	1,378	94,200
Financial Engines, Inc.	3,088	91,744
First Financial Bankshares, Inc.	2,368	86,290
Banner Corp.	1,918	83,893
Retail Opportunity Investments Corp.	3,615	79,385
Total Financial		4,006,104
Industrial - 17.2%
Fabrinet*	7,924	353,331
TASER International, Inc.*	10,328	295,484
PGT, Inc.*	24,336	259,664
Lydall, Inc.*	4,151	212,241
Drew Industries, Inc.	2,138	209,566
II-VI, Inc.*	8,586	208,897
Universal Forest Products, Inc.	2,092	206,041
Headwaters, Inc.*	11,881	201,026
AZZ, Inc.	2,514	164,089
Griffon Corp.	9,364	159,282
John Bean Technologies Corp.	2,192	154,646
US Concrete, Inc.*	3,318	152,844
US Ecology, Inc.	2,902	130,126
Trex Company, Inc.*	2,130	125,074
Comfort Systems USA, Inc.	3,933	115,276
Methode Electronics, Inc.	3,201	111,939
AAON, Inc.	3,312	95,452
Matson, Inc.	2,294	91,485
Sturm Ruger & Company, Inc.	1,545	89,239
Apogee Enterprises, Inc.	1,953	87,280
Exponent, Inc.	1,667	85,117
Proto Labs, Inc.*	1,399	83,814
OSI Systems, Inc.*	870	56,881
Total Industrial		3,648,794
Consumer, Cyclical - 12.7%
LGI Homes, Inc.*	10,200	375,768

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 12.7% (continued)
Nautilus, Inc.*	12,120	$275,366
Installed Building Products, Inc.*	7,171	257,224
Meritage Homes Corp.*	6,842	237,417
Lithia Motors, Inc. — Class A	1,815	173,369
American Woodmark Corp.*	1,914	154,211
Fox Factory Holding Corp.*	6,200	142,414
Hawaiian Holdings, Inc.*	2,778	135,011
Monarch Casino & Resort, Inc.*	5,306	133,552
Papa John's International, Inc.	1,607	126,712
Allegiant Travel Co. — Class A	777	102,618
Interface, Inc. — Class A	5,781	96,485
Boyd Gaming Corp.*	4,829	95,518
Francesca's Holdings Corp.*	5,873	90,620
Popeyes Louisiana Kitchen, Inc.*	1,656	88,000
Ruth's Hospitality Group, Inc.	5,996	84,664
Gentherm, Inc.*	2,474	77,733
Sonic Corp.	1,652	43,249
Total Consumer, Cyclical		2,689,931
Technology - 8.6%
Ebix, Inc.	4,154	236,155
Take-Two Interactive Software, Inc.*	4,364	196,729
SPS Commerce, Inc.*	2,150	157,831
Blackbaud, Inc.	2,377	157,690
Tessera Technologies, Inc.	3,745	143,958
ExlService Holdings, Inc.*	2,825	140,798
Medidata Solutions, Inc.*	2,410	134,382
Kopin Corp.*	59,018	128,659
Synchronoss Technologies, Inc.*	2,820	116,128
CEVA, Inc.*	3,240	113,627
Omnicell, Inc.*	2,352	90,081
Rambus, Inc.*	6,787	84,838
Cray, Inc.*	2,914	68,596
Virtusa Corp.*	2,546	62,835
Total Technology		1,832,307
Communications - 5.1%
LogMeIn, Inc.	3,311	299,282
Stamps.com, Inc.*	1,740	164,447
8x8, Inc.*	10,480	161,706
World Wrestling Entertainment, Inc. — Class A	6,698	142,667
NIC, Inc.	4,747	111,555
HealthStream, Inc.*	3,412	94,171
Blue Nile, Inc.	2,187	75,277
General Communication, Inc. — Class A*	2,511	34,526
Total Communications		1,083,631
Basic Materials - 2.0%
Balchem Corp.	2,049	158,859
Innospec, Inc.	2,120	128,917
Deltic Timber Corp.	1,240	83,985
Aceto Corp.	3,238	61,490
Total Basic Materials		433,251
Energy - 0.5%
Synergy Resources Corp.*	14,134	97,949
Utilities - 0.4%
Piedmont Natural Gas Company, Inc.	1,564	93,903
Total Common Stocks
(Cost $17,309,469)		21,101,501

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$144,558	144,558
Total Repurchase Agreement
(Cost $144,558)		144,558
Total Investments - 100.1%
(Cost $17,454,027)		$21,246,059
Other Assets & Liabilities, net - (0.1)%		(31,808)
Total Net Assets - 100.0%		$21,214,251
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,101,501	$—	$—	$21,101,501
Repurchase Agreement	—	144,558	—	144,558
Total	$21,101,501	$144,558	$—	$21,246,059

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.3%
Industrial - 26.3%
SPX Corp.*	17,017	$342,722
Orion Group Holdings, Inc.*	42,134	288,618
Chart Industries, Inc.*	8,157	267,794
TTM Technologies, Inc.*	20,631	236,225
Sanmina Corp.*	7,913	225,282
MYR Group, Inc.*	7,268	218,767
Benchmark Electronics, Inc.*	8,643	215,643
Bel Fuse, Inc. — Class B	8,595	207,483
TimkenSteel Corp.*	18,149	189,657
Greenbrier Companies, Inc.	4,944	174,523
Atlas Air Worldwide Holdings, Inc.*	3,940	168,711
Roadrunner Transportation Systems, Inc.*	20,602	164,405
LSB Industries, Inc.*	18,445	158,258
ArcBest Corp.	8,073	153,548
Saia, Inc.*	4,816	144,287
Celadon Group, Inc.	16,370	143,074
Plexus Corp.*	2,942	137,627
Olympic Steel, Inc.	5,927	130,987
SPX FLOW, Inc.*	3,816	117,991
Powell Industries, Inc.	2,913	116,666
Briggs & Stratton Corp.	5,554	103,582
Hub Group, Inc. — Class A*	2,529	103,082
AAR Corp.	3,272	102,479
Boise Cascade Co.*	3,717	94,412
Echo Global Logistics, Inc.*	3,790	87,397
Hornbeck Offshore Services, Inc.*	13,031	71,670
Kaman Corp.	1,423	62,498
Aegion Corp. — Class A*	3,244	61,863
Marten Transport Ltd.	2,752	57,792
Astec Industries, Inc.	886	53,045
Haynes International, Inc.	1,249	46,350
Applied Industrial Technologies, Inc.	957	44,730
Tredegar Corp.	2,401	44,635
Tidewater, Inc.	8,224	23,192
Total Industrial		4,758,995
Consumer, Cyclical - 25.6%
EZCORP, Inc. — Class A*	34,385	380,298
SkyWest, Inc.	9,647	254,777
Big 5 Sporting Goods Corp.	18,483	251,738
Finish Line, Inc. — Class A	8,546	197,241
Shoe Carnival, Inc.	6,670	177,821
Veritiv Corp.*	3,539	177,551
Barnes & Noble Education, Inc.*	18,424	176,318
Iconix Brand Group, Inc.*	19,638	159,461
Titan International, Inc.	15,304	154,877
Tailored Brands, Inc.	9,235	144,990
ScanSource, Inc.*	3,869	141,219
Stage Stores, Inc.	24,842	139,364
Tuesday Morning Corp.*	21,291	127,320
Zumiez, Inc.*	7,046	126,828
Genesco, Inc.*	2,308	125,694
Anixter International, Inc.*	1,930	124,485
Perry Ellis International, Inc.*	6,048	116,606
Barnes & Noble, Inc.	10,303	116,424
Lumber Liquidators Holdings, Inc.*	5,735	112,807
Superior Industries International, Inc.	3,639	106,113
Sonic Automotive, Inc. — Class A	5,212	97,986
Group 1 Automotive, Inc.	1,489	95,117
VOXX International Corp. — Class A*	30,344	90,729
Children's Place, Inc.	1,092	87,218
Ruby Tuesday, Inc.*	31,707	79,267
Essendant, Inc.	3,760	77,155
Biglari Holdings, Inc.*	175	76,304
Caleres, Inc.	2,892	73,139
Stein Mart, Inc.	11,143	70,758
Wolverine World Wide, Inc.	2,980	68,629
Kirkland's, Inc.*	5,508	67,087
Fred's, Inc. — Class A	6,811	61,708
Arctic Cat, Inc.	3,891	60,272
Regis Corp.*	3,972	49,849
Vitamin Shoppe, Inc.*	1,802	48,384
Daktronics, Inc.	4,630	44,170
Vera Bradley, Inc.*	2,895	43,859
Unifi, Inc.*	1,456	42,850
Movado Group, Inc.	1,812	38,922
Express, Inc.*	2,686	31,668
Total Consumer, Cyclical		4,617,003
Consumer, Non-cyclical - 14.9%
Kelly Services, Inc. — Class A	12,679	243,691
SpartanNash Co.	8,148	235,640
Rent-A-Center, Inc.	16,810	212,478
Seneca Foods Corp. — Class A*	7,358	207,790
Andersons, Inc.	4,592	166,139
Darling Ingredients, Inc.*	12,162	164,309
ABM Industries, Inc.	3,940	156,418
Magellan Health, Inc.*	2,564	137,764
Universal Corp.	2,069	120,457
Central Garden & Pet Co. — Class A*	4,393	108,946
Kindred Healthcare, Inc.	10,068	102,895
Select Medical Holdings Corp.*	7,600	102,600
AngioDynamics, Inc.*	5,788	101,522
Sanderson Farms, Inc.	1,010	97,293
CDI Corp.	14,966	84,858
RR Donnelley & Sons Co.	5,300	83,316
Healthways, Inc.*	3,100	82,026
Viad Corp.	1,627	59,987
Green Dot Corp. — Class A*	2,524	58,203
Universal Technical Institute, Inc.	26,644	47,426
PharMerica Corp.*	1,577	44,266
Invacare Corp.	3,118	34,828
Central Garden & Pet Co.*	1,327	34,502
Total Consumer, Non-cyclical		2,687,354
Energy - 11.8%
Archrock, Inc.	20,765	271,607
Exterran Corp.*	13,588	213,059
Cloud Peak Energy, Inc.*	36,026	195,981
Green Plains, Inc.	7,442	194,980

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 11.8% (continued)
Atwood Oceanics, Inc.	20,167	$175,251
Helix Energy Solutions Group, Inc.*	20,493	166,608
Newpark Resources, Inc.*	20,956	154,236
SunCoke Energy, Inc.*	19,135	153,463
Gulf Island Fabrication, Inc.	15,923	146,492
SEACOR Holdings, Inc.*	1,842	109,581
Pioneer Energy Services Corp.*	25,262	102,058
Era Group, Inc.*	11,258	90,627
REX American Resources Corp.*	1,022	86,625
Bristow Group, Inc.	3,930	55,099
Basic Energy Services, Inc.*	11,285	9,360
Total Energy		2,125,027
Financial - 8.0%
Enova International, Inc.*	22,072	213,656
First BanCorp*	29,335	152,542
World Acceptance Corp.*	2,815	138,048
International. FCStone, Inc.*	3,507	136,246
Piper Jaffray Cos.*	2,795	134,999
OFG Bancorp	11,205	113,283
Calamos Asset Management, Inc. — Class A	13,259	90,426
Infinity Property & Casualty Corp.	896	74,037
Stewart Information Services Corp.	1,647	73,209
Capstead Mortgage Corp.	7,481	70,546
Navigators Group, Inc.	674	65,324
Horace Mann Educators Corp.	1,775	65,054
Encore Capital Group, Inc.*	2,383	53,570
American Equity Investment Life Holding Co.	2,948	52,268
Total Financial		1,433,208
Basic Materials - 7.2%
Century Aluminum Co.*	62,787	436,369
Chemours Co.	17,294	276,703
PH Glatfelter Co.	7,499	162,578
Materion Corp.	3,836	117,804
Clearwater Paper Corp.*	1,189	76,893
A. Schulman, Inc.	2,297	66,889
Innophos Holdings, Inc.	1,604	62,604
Stepan Co.	827	60,090
Intrepid Potash, Inc.*	27,404	30,967
Total Basic Materials		1,290,897
Technology - 3.1%
Insight Enterprises, Inc.*	5,411	176,127
ManTech International Corp. — Class A	2,480	93,471
Engility Holdings, Inc.*	2,271	71,537
Ciber, Inc.*	52,560	60,444
Kulicke & Soffa Industries, Inc.*	4,304	55,651
CACI International, Inc. — Class A*	515	51,964
Brooks Automation, Inc.	3,218	43,797
Total Technology		552,991
Communications - 2.4%
Iridium Communications, Inc.*	11,035	89,493
Black Box Corp.	5,890	81,871
FTD Companies, Inc.*	2,780	57,185
Comtech Telecommunications Corp.	4,386	56,185
Blucora, Inc.*	5,008	56,090
Scholastic Corp.	1,209	47,586
Gannett Company, Inc.	3,401	39,588
Total Communications		427,998
Total Common Stocks
(Cost $13,602,348)		17,893,473

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$67,312	67,312
Total Repurchase Agreement
(Cost $67,312)		67,312
Total Investments - 99.7%
(Cost $13,669,660)		$17,960,785
Other Assets & Liabilities, net - 0.3%		62,916
Total Net Assets - 100.0%		$18,023,701

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,893,473	$—	$—	$17,893,473
Repurchase Agreement	—	67,312	—	67,312
Total	$17,893,473	$67,312	$—	$17,960,785

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 48.9%
Guggenheim Strategy Fund II1	32,455	$809,438
Guggenheim Strategy Fund I1	32,160	803,683
Total Mutual Funds
(Cost $1,602,304)		1,613,121

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.7%
Federal Home Loan Bank[2]
0.27% due 10/14/16	$300,000	299,970
Fannie Mae[3]
0.18% due 10/03/16	150,000	149,999
Freddie Mac[3]
0.17% due 10/07/16	100,000	99,997
Total Federal Agency Discount Notes
(Cost $549,966)		549,966

REPURCHASE AGREEMENTS††,4 - 30.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	511,549	511,549
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	250,915	250,915
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	250,915	250,915
Total Repurchase Agreements
(Cost $1,013,379)		1,013,379
Total Investments - 96.3%
(Cost $3,165,649)		$3,176,466
Other Assets & Liabilities, net - 3.7%		123,284
Total Net Assets - 100.0%		$3,299,750

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,534,940)	58	$8,668

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2016 U.S. Dollar Index Swap 0.84%[6], Terminating 12/14/16 (Notional Value $1,032,639)	10,827	$(477)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2016.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$8,668	$—	$—	$—	$8,668
Federal Agency Discount Notes	—	—	549,966	—	—	549,966
Mutual Funds	1,613,121	—	—	—	—	1,613,121
Repurchase Agreements	—	—	1,013,379	—	—	1,013,379
Total	$1,613,121	$8,668	$1,563,345	$—	$—	$3,185,134

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Index Swap Agreements	$—	$—	$—	$477	$—	$477

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Software - 23.0%
Microsoft Corp.	10,298	$593,164
Oracle Corp.	8,860	348,020
Adobe Systems, Inc.*	1,976	214,475
salesforce.com, Inc.*	2,698	192,448
Activision Blizzard, Inc.	3,602	159,569
VMware, Inc. — Class A*	2,128	156,089
Intuit, Inc.	1,355	149,064
Electronic Arts, Inc.*	1,667	142,362
Fidelity National Information Services, Inc.	1,831	141,041
Fiserv, Inc.*	1,293	128,615
NetEase, Inc. ADR	531	127,854
Paychex, Inc.	2,185	126,446
Workday, Inc. — Class A*	1,320	121,031
Check Point Software Technologies Ltd.*	1,524	118,278
Autodesk, Inc.*	1,587	114,788
Red Hat, Inc.*	1,392	112,515
CA, Inc.	3,178	105,128
Citrix Systems, Inc.*	1,194	101,753
ServiceNow, Inc.*	1,260	99,729
SAP SE ADR	1,087	99,363
First Data Corp. — Class A*	7,290	95,936
Akamai Technologies, Inc.*	1,620	85,844
NetSuite, Inc.*	760	84,124
CDK Global, Inc.	1,434	82,254
ANSYS, Inc.*	850	78,719
Broadridge Financial Solutions, Inc.	1,150	77,959
Jack Henry & Associates, Inc.	841	71,948
SS&C Technologies Holdings, Inc.	2,220	71,373
Twilio, Inc. — Class A*	1,100	70,796
Tyler Technologies, Inc.*	400	68,492
Ultimate Software Group, Inc.*	327	66,836
PTC, Inc.*	1,430	63,363
Tableau Software, Inc. — Class A*	1,030	56,928
Nuance Communications, Inc.*	3,890	56,405
Rackspace Hosting, Inc.*	1,764	55,901
Aspen Technology, Inc.*	1,170	54,744
Take-Two Interactive Software, Inc.*	1,214	54,727
j2 Global, Inc.	739	49,225
Proofpoint, Inc.*	650	48,653
Total Software		4,645,959
Internet - 18.1%
Alphabet, Inc. — Class A*	802	644,856
Facebook, Inc. — Class A*	4,191	537,579
Alibaba Group Holding Ltd. ADR*	2,970	314,197
Yahoo!, Inc.*	4,099	176,667
Baidu, Inc. ADR*	958	174,423
eBay, Inc.*	5,247	172,626
LinkedIn Corp. — Class A*	734	140,282
Twitter, Inc.*	5,492	126,591
Symantec Corp.	4,429	111,168
58.com, Inc. ADR*	2,306	109,905
MercadoLibre, Inc.	576	106,543
Weibo Corp. ADR*	1,967	98,620
SINA Corp.*	1,299	95,905
YY, Inc. ADR*	1,800	95,904
F5 Networks, Inc.*	660	82,262
VeriSign, Inc.*	1,029	80,509
Splunk, Inc.*	1,320	77,458
CDW Corp.	1,680	76,826
Zillow Group, Inc. — Class C*	2,040	70,686
IAC/InterActiveCorp	1,020	63,719
GrubHub, Inc.*	1,270	54,597
Pandora Media, Inc.*	3,714	53,222
Yelp, Inc. — Class A*	1,248	52,042
FireEye, Inc.*	3,100	45,663
WebMD Health Corp. — Class A*	760	37,772
Stamps.com, Inc.*	389	36,764
Total Internet		3,636,786
Semiconductors - 18.1%
Intel Corp.	10,012	377,952
QUALCOMM, Inc.	4,291	293,933
Texas Instruments, Inc.	3,359	235,735
Broadcom Ltd.	1,076	185,632
NXP Semiconductor N.V.*	1,740	177,497
NVIDIA Corp.	2,575	176,439
Applied Materials, Inc.	5,320	160,398
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,735	144,843
Analog Devices, Inc.	1,948	125,549
Micron Technology, Inc.*	6,759	120,175
Marvell Technology Group Ltd.	8,967	118,992
Lam Research Corp.	1,156	109,485
Linear Technology Corp.	1,795	106,426
Skyworks Solutions, Inc.	1,368	104,160
Xilinx, Inc.	1,916	104,115
Microchip Technology, Inc.	1,675	104,085
ASML Holding N.V. — Class G	941	103,115
Maxim Integrated Products, Inc.	2,385	95,233
KLA-Tencor Corp.	1,320	92,017
Advanced Micro Devices, Inc.*	10,896	75,291
Qorvo, Inc.*	1,322	73,688
ON Semiconductor Corp.*	5,474	67,440
Microsemi Corp.*	1,455	61,081
Teradyne, Inc.	2,745	59,237
IPG Photonics Corp.*	710	58,469
Cypress Semiconductor Corp.	4,541	55,219
Cavium, Inc.*	890	51,798
Integrated Device Technology, Inc.*	2,229	51,490
Cirrus Logic, Inc.*	941	50,014
Ambarella, Inc.*	610	44,902
Synaptics, Inc.*	677	39,659
Total Semiconductors		3,624,069
Computers - 16.7%
Apple, Inc.	6,046	683,500
International Business Machines Corp.	2,192	348,198
Accenture plc — Class A	1,522	185,942
Hewlett Packard Enterprise Co.	7,618	173,310
HP, Inc.	9,630	149,554

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Computers - 16.7% (continued)
Cognizant Technology Solutions Corp. — Class A*	2,963	$141,365
Western Digital Corp.	2,035	118,987
Infosys Ltd. ADR	6,773	106,878
BlackBerry Ltd.*	12,870	102,703
Seagate Technology plc	2,535	97,724
FleetMatics Group plc*	1,620	97,168
Dell Technologies Incorporated - VMware Inc — Class V*	1,887	90,180
NetApp, Inc.	2,499	89,514
Synopsys, Inc.*	1,420	84,277
Amdocs Ltd.	1,400	80,990
Cadence Design Systems, Inc.*	3,028	77,305
Computer Sciences Corp.	1,480	77,271
Leidos Holdings, Inc.	1,670	72,278
Fortinet, Inc.*	1,950	72,014
CSRA, Inc.	2,240	60,256
Teradata Corp.*	1,832	56,792
NCR Corp.*	1,740	56,010
Manhattan Associates, Inc.*	960	55,315
DST Systems, Inc.	460	54,243
Brocade Communications Systems, Inc.	5,832	53,829
MAXIMUS, Inc.	940	53,166
EPAM Systems, Inc.*	758	52,537
3D Systems Corp.*	2,340	42,003
VeriFone Systems, Inc.*	2,043	32,157
Total Computers		3,365,466
Commercial Services - 5.9%
PayPal Holdings, Inc.*	4,792	196,328
Automatic Data Processing, Inc.	2,013	177,547
FleetCor Technologies, Inc.*	670	116,399
Global Payments, Inc.	1,253	96,180
Vantiv, Inc. — Class A*	1,650	92,846
Western Union Co.	4,340	90,359
Total System Services, Inc.	1,722	81,192
Sabre Corp.	2,826	79,637
Gartner, Inc.*	840	74,298
Booz Allen Hamilton Holding Corp.	1,960	61,956
WEX, Inc.*	560	60,530
Square, Inc. — Class A*	4,820	56,201
Total Commercial Services		1,183,473
Telecommunications - 5.2%
Cisco Systems, Inc.	11,172	354,376
Palo Alto Networks, Inc.*	690	109,938
Nokia Oyj ADR	17,205	99,617
Motorola Solutions, Inc.	1,297	98,935
Juniper Networks, Inc.	3,598	86,567
Arista Networks, Inc.*	790	67,213
CommScope Holding Company, Inc.*	2,223	66,935
ARRIS International plc*	2,279	64,564
Acacia Communications, Inc.*	510	52,673
Ciena Corp.*	2,266	49,399
Total Telecommunications		1,050,217
Electronics - 4.8%
Corning, Inc.	5,994	141,758
Amphenol Corp. — Class A	1,960	127,243
TE Connectivity Ltd.	1,920	123,610
Flextronics International Ltd.*	5,739	78,165
Trimble, Inc.*	2,706	77,284
Arrow Electronics, Inc.*	1,070	68,448
Keysight Technologies, Inc.*	2,099	66,517
Avnet, Inc.	1,580	64,875
FLIR Systems, Inc.	1,860	58,441
Jabil Circuit, Inc.	2,552	55,685
Tech Data Corp.*	620	52,520
Fitbit, Inc. — Class A*	3,280	48,675
Total Electronics		963,221
Diversified Financial Services - 4.2%
Visa, Inc. — Class A	4,743	392,247
Mastercard, Inc. — Class A	2,929	298,084
Alliance Data Systems Corp.*	463	99,327
Ellie Mae, Inc.*	510	53,703
Total Diversified Financial Services		843,361
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	2,640	112,385
Aerospace & Defense - 0.5%
Harris Corp.	1,026	93,992
Electrical Components & Equipment - 0.4%
Belden, Inc.	701	48,362
Universal Display Corp.*	780	43,298
Total Electrical Components & Equipment		91,660
Office & Business Equipment - 0.5%
Xerox Corp.	8,978	90,947
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	1,840	65,614
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,480	58,445
Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	779	54,226
Building Materials - 0.2%
Cree, Inc.*	1,810	46,553
Total Common Stocks
(Cost $15,348,847)		19,926,374

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$107,044	107,044
Total Repurchase Agreement
(Cost $107,044)		107,044
Total Investments - 99.6%
(Cost $15,455,891)		$20,033,418
Other Assets & Liabilities, net - 0.4%		78,791
Total Net Assets - 100.0%		$20,112,209

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,926,374	$—	$—	$19,926,374
Repurchase Agreement	—	107,044	—	107,044
Total	$19,926,374	$107,044	$—	$20,033,418

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2%
Telecommunications - 77.9%
AT&T, Inc.	9,359	$380,069
Verizon Communications, Inc.	6,720	349,306
Cisco Systems, Inc.	9,629	305,432
T-Mobile US, Inc.*	3,165	147,869
Sprint Corp.*	18,207	120,712
Level 3 Communications, Inc.*	2,064	95,727
Palo Alto Networks, Inc.*	599	95,439
CenturyLink, Inc.	3,467	95,100
Motorola Solutions, Inc.	1,128	86,043
Juniper Networks, Inc.	3,105	74,706
Vodafone Group plc ADR	2,425	70,689
Zayo Group Holdings, Inc.*	2,197	65,273
Arista Networks, Inc.*	690	58,705
America Movil SAB de CV — Class L ADR	5,051	57,783
CommScope Holding Company, Inc.*	1,916	57,691
ARRIS International plc*	1,963	55,612
Nokia Oyj ADR	9,249	53,552
Frontier Communications Corp.	12,621	52,503
EchoStar Corp. — Class A*	1,192	52,246
China Mobile Ltd. ADR	848	52,169
Ubiquiti Networks, Inc.*	951	50,879
BCE, Inc.	1,070	49,413
KT Corp. ADR	3,074	49,338
Telefonaktiebolaget LM Ericsson ADR	6,794	48,985
SK Telecom Company Ltd. ADR	2,129	48,115
Telekomunikasi Indonesia Persero Tbk PT ADR	711	46,984
ViaSat, Inc.*	620	46,283
Nippon Telegraph & Telephone Corp. ADR	1,006	46,085
Finisar Corp.*	1,524	45,416
TIM Participacoes S.A. ADR	3,639	44,541
Rogers Communications, Inc. — Class B	1,042	44,202
Chunghwa Telecom Company Ltd. ADR	1,248	43,717
Telefonica S.A. ADR	4,292	43,263
Ciena Corp.*	1,958	42,684
Telephone & Data Systems, Inc.	1,525	41,450
InterDigital, Inc.	511	40,471
NETGEAR, Inc.*	573	34,661
Plantronics, Inc.	620	32,215
Viavi Solutions, Inc.*	4,288	31,689
Infinera Corp.*	3,146	28,408
Shenandoah Telecommunications Co.	1,030	28,026
Consolidated Communications Holdings, Inc.	1,098	27,714
Windstream Holdings, Inc.	2,485	24,974
ADTRAN, Inc.	1,243	23,791
Iridium Communications, Inc.*	2,713	22,002
Vonage Holdings Corp.*	2,227	14,720
Oclaro, Inc.*	1,559	13,329
Total Telecommunications		3,339,981
Semiconductors - 5.9%
QUALCOMM, Inc.	3,702	253,587
Computers - 4.1%
BlackBerry Ltd.*	6,428	51,295
Brocade Communications Systems, Inc.	5,025	46,381
NetScout Systems, Inc.*	1,347	39,400
Lumentum Holdings, Inc.*	942	39,347
Total Computers		176,423
REITs - 3.2%
Crown Castle International Corp.	1,465	138,018
Internet - 3.1%
F5 Networks, Inc.*	569	70,920
Cogent Communications Holdings, Inc.	862	31,730
8x8, Inc.*	1,879	28,993
Total Internet		131,643
Engineering & Construction - 2.1%
SBA Communications Corp. — Class A*	815	91,411
Aerospace & Defense - 1.9%
Harris Corp.	889	81,441
Total Common Stocks
(Cost $3,448,974)		4,212,504

PREFERRED STOCKS†† - 1.3%
Communications - 1.3%
Telefonica Brasil S.A. ADR	3,724	53,886
Total Preferred Stocks
(Cost $42,206)		53,886

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17	964	–
Total Rights
(Cost $2,232)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$24,280	24,280
Total Repurchase Agreement
(Cost $24,280)		24,280
Total Investments - 100.1%
(Cost $3,517,692)		$4,290,670
Other Assets & Liabilities, net - (0.1)%		(3,874)
Total Net Assets - 100.0%		$4,286,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,212,504	$—	$—	$4,212,504
Preferred Stocks	53,886	—	—	53,886
Repurchase Agreement	—	24,280	—	24,280
Rights	—	—	—	—
Total	$4,266,390	$24,280	$—	$4,290,670

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Transportation - 39.4%
United Parcel Service, Inc. — Class B	3,447	$376,964
Union Pacific Corp.	3,598	350,912
FedEx Corp.	1,545	269,881
CSX Corp.	6,830	208,315
Norfolk Southern Corp.	2,146	208,291
CH Robinson Worldwide, Inc.	1,753	123,516
Kansas City Southern	1,302	121,503
Canadian Pacific Railway Ltd.	784	119,717
Expeditors International of Washington, Inc.	2,285	117,723
J.B. Hunt Transport Services, Inc.	1,405	114,001
Canadian National Railway Co.	1,384	90,514
Old Dominion Freight Line, Inc.*	1,317	90,359
XPO Logistics, Inc.*	2,130	78,107
Genesee & Wyoming, Inc. — Class A*	1,117	77,017
Kirby Corp.*	1,178	73,224
Ryder System, Inc.	1,077	71,028
Landstar System, Inc.	952	64,812
Swift Transportation Co. — Class A*	2,988	64,152
Knight Transportation, Inc.	1,995	57,237
Matson, Inc.	1,269	50,608
Werner Enterprises, Inc.	2,080	48,402
Heartland Express, Inc.	2,462	46,483
Hub Group, Inc. — Class A*	1,094	44,591
Forward Air Corp.	980	42,395
Atlas Air Worldwide Holdings, Inc.*	958	41,022
Total Transportation		2,950,774
Airlines - 17.6%
Delta Air Lines, Inc.	5,400	212,543
Southwest Airlines Co.	4,924	191,493
American Airlines Group, Inc.	4,584	167,820
United Continental Holdings, Inc.*	2,997	157,253
Alaska Air Group, Inc.	1,625	107,023
JetBlue Airways Corp.*	5,158	88,924
Copa Holdings S.A. — Class A	866	76,147
Spirit Airlines, Inc.*	1,640	69,749
Ryanair Holdings plc ADR	923	69,253
Hawaiian Holdings, Inc.*	1,286	62,500
Virgin America, Inc.*	1,080	57,791
Allegiant Travel Co. — Class A	429	56,658
Total Airlines		1,317,154
Auto Manufacturers - 15.0%
General Motors Co.	8,520	270,680
Ford Motor Co.	21,869	263,959
Tesla Motors, Inc.*	1,027	209,539
Tata Motors Ltd. ADR	2,140	85,557
Toyota Motor Corp. ADR	654	75,903
Ferrari N.V.	1,431	74,226
Fiat Chrysler Automobiles N.V.	11,497	73,581
Honda Motor Company Ltd. ADR	2,418	69,929
Total Auto Manufacturers		1,123,374
Auto Parts & Equipment - 14.6%
Delphi Automotive plc	2,211	157,689
Lear Corp.	933	113,098
Goodyear Tire & Rubber Co.	3,435	110,950
BorgWarner, Inc.	2,980	104,836
Magna International, Inc.	2,110	90,625
Autoliv, Inc.	780	83,304
Tenneco, Inc.*	1,190	69,341
Visteon Corp.	822	58,905
Dana, Inc.	3,725	58,073
Cooper Tire & Rubber Co.	1,490	56,650
Dorman Products, Inc.*	880	56,232
Cooper-Standard Holding, Inc.*	500	49,400
American Axle & Manufacturing Holdings, Inc.*	2,582	44,462
Gentherm, Inc.*	1,314	41,286
Total Auto Parts & Equipment		1,094,851
Electronics - 4.6%
Johnson Controls International plc	5,566	258,985
Gentex Corp.	4,878	85,658
Total Electronics		344,643
Commercial Services - 3.1%
Macquarie Infrastructure Corp.	1,200	99,888
Avis Budget Group, Inc.*	1,937	66,265
Hertz Global Holdings, Inc.*	1,602	64,336
Total Commercial Services		230,489
Leisure Time - 1.6%
Harley-Davidson, Inc.	2,245	118,065
Trucking & Leasing - 1.3%
AMERCO	300	97,269
Home Builders - 1.1%
Thor Industries, Inc.	971	82,244
Building Materials - 0.8%
Drew Industries, Inc.	610	59,792
Total Common Stocks
(Cost $4,492,317)		7,418,655

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$34,611	34,611
Total Repurchase Agreement
(Cost $34,611)		34,611
Total Investments - 99.6%
(Cost $4,526,928)		$7,453,266
Other Assets & Liabilities, net - 0.4%		29,766
Total Net Assets - 100.0%		$7,483,032

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR —  American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,418,655	$—	$—	$7,418,655
Repurchase Agreement	—	34,611	—	34,611
Total	$7,418,655	$34,611	$—	$7,453,266

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 61.4%
Federal Farm Credit Bank[1]
0.50% due 04/10/17[2]	$10,000,000	$10,000,001
0.47% due 02/21/17[2]	5,000,000	5,000,000
0.49% due 03/22/17[2]	4,200,000	4,199,795
0.52% due 03/27/17	2,000,000	2,000,168
0.80% due 06/16/17	400,000	400,502
Total Federal Farm Credit Bank		21,600,466
Farmer Mac[1]
0.70% due 05/11/17[2]	8,000,000	8,008,292
0.56% due 10/06/16[2]	4,000,000	4,000,023
0.83% due 10/03/16	126,000	126,000
Total Farmer Mac		12,134,315
Freddie Mac[3]
5.13% due 10/18/16	3,500,000	3,507,329
1.00% due 06/29/17	3,396,000	3,405,667
Total Freddie Mac		6,912,996
Federal Home Loan Bank[1]
0.59% due 10/19/16[2]	1,000,000	1,000,000
5.25% due 06/05/17	565,000	582,734
4.75% due 12/16/16	205,000	206,831
3.38% due 06/09/17	175,000	178,319
5.00% due 06/09/17	100,000	103,011
1.63% due 12/09/16	60,000	60,134
Total Federal Home Loan Bank		2,131,029
Fannie Mae[3]
4.88% due 12/15/16	99,000	99,898
Total Federal Agency Notes
(Cost $42,878,704)		42,878,704

FEDERAL AGENCY DISCOUNT NOTES†† - 3.7%
Federal Farm Credit Bank[1]
0.52% due 12/05/16	$750,000	$749,296
0.47% due 11/09/16	680,000	679,654
0.82% due 06/15/17	71,000	70,584
0.75% due 06/29/17	55,000	54,689
Total Federal Farm Credit Bank		1,554,223
Farmer Mac[1]
0.55% due 02/01/17	1,000,000	998,121
Total Federal Agency Discount Notes
(Cost $2,552,344)		2,552,344

REPURCHASE AGREEMENTS††,4 - 38.9%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$9,061,799	9,061,799
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	9,061,799	9,061,799
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	9,061,799	9,061,799
Total Repurchase Agreements
(Cost $27,185,397)		27,185,397
Total Investments - 104.0%
(Cost $72,616,445)		$72,616,445
Other Assets & Liabilities, net - (4.0)%		(2,818,716)
Total Net Assets - 100.0%		$69,797,729

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1		Level 2	Level 3	Total
Federal Agency Discount Notes		$—	$2,552,344	$—	$2,552,344
Federal Agency Notes		—	42,878,704	—	42,878,704
Repurchase Agreements			27,185,397	—	27,185,397
Total	$		$72,616,445	$—	$72,616,445

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 74.9%
NextEra Energy, Inc.	7,498	$917,156
Duke Energy Corp.	11,407	913,017
Southern Co.	16,327	837,575
Dominion Resources, Inc.	10,878	807,909
American Electric Power Company, Inc.	10,696	686,790
PG&E Corp.	11,025	674,399
Exelon Corp.	19,490	648,822
Edison International	8,210	593,173
Consolidated Edison, Inc.	7,819	588,771
PPL Corp.	16,487	569,956
Public Service Enterprise Group, Inc.	13,020	545,147
Xcel Energy, Inc.	13,190	542,637
WEC Energy Group, Inc.	8,838	529,219
Eversource Energy	9,380	508,208
DTE Energy Co.	5,389	504,788
Entergy Corp.	5,871	450,482
FirstEnergy Corp.	13,449	444,893
Avangrid, Inc.	10,590	442,450
Ameren Corp.	8,639	424,866
CMS Energy Corp.	9,978	419,176
SCANA Corp.	5,488	397,167
Alliant Energy Corp.	9,428	361,187
Pinnacle West Capital Corp.	4,690	356,393
Westar Energy, Inc.	6,179	350,658
AES Corp.	26,939	346,166
ITC Holdings Corp.	7,109	330,426
OGE Energy Corp.	9,783	309,338
MDU Resources Group, Inc.	11,082	281,926
Great Plains Energy, Inc.	9,307	253,988
IDACORP, Inc.	3,195	250,105
Calpine Corp.*	19,523	246,771
Portland General Electric Co.	5,579	237,610
Black Hills Corp.	3,665	224,371
Hawaiian Electric Industries, Inc.	7,371	220,024
NRG Energy, Inc.	19,581	219,503
Korea Electric Power Corp. ADR	8,972	218,737
Atlantica Yield plc	11,439	217,455
ALLETE, Inc.	3,514	209,505
Enersis Americas S.A. ADR	25,270	206,961
NorthWestern Corp.	3,554	204,462
NRG Yield, Inc. — Class C	12,050	204,368
Avista Corp.	4,809	200,968
PNM Resources, Inc.	6,078	198,872
El Paso Electric Co.	3,678	172,020
Talen Energy Corp.*	11,468	158,832
Empire District Electric Co.	4,400	150,216
Dynegy, Inc.*	11,488	142,336
Total Electric		18,719,799
Gas - 18.0%
Sempra Energy	5,950	637,781
CenterPoint Energy, Inc.	16,280	378,184
Atmos Energy Corp.	4,581	341,147
UGI Corp.	7,539	341,064
NiSource, Inc.	13,767	331,922
Piedmont Natural Gas Company, Inc.	4,543	272,762
National Fuel Gas Co.	4,789	258,941
Vectren Corp.	5,050	253,510
National Grid plc ADR	3,460	246,041
Southwest Gas Corp.	3,286	229,560
WGL Holdings, Inc.	3,540	221,958
ONE Gas, Inc.	3,585	221,696
Spire, Inc.	3,306	210,724
New Jersey Resources Corp.	6,232	204,784
South Jersey Industries, Inc.	6,460	190,893
Northwest Natural Gas Co.	2,690	161,696
Total Gas		4,502,663
Water - 5.1%
American Water Works Company, Inc.	6,006	449,489
Aqua America, Inc.	9,411	286,847
Cia de Saneamento Basico do Estado de Sao Paulo ADR	25,731	238,269
California Water Service Group	4,840	155,316
American States Water Co.	3,782	151,469
Total Water		1,281,390
Energy-Alternate Sources - 1.4%
TerraForm Power, Inc. — Class A*	12,260	170,537
Pattern Energy Group, Inc.	7,451	167,573
Total Energy-Alternate Sources		338,110
Pipelines - 0.0%
Kinder Morgan, Inc.	1	23
Total Common Stocks
(Cost $18,400,358)		24,841,985

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$155,873	155,873
Total Repurchase Agreement
(Cost $155,873)		155,873
Total Investments - 100.0%
(Cost $18,556,231)		$24,997,858
Other Assets & Liabilities, net - 0.0%		(10,646)
Total Net Assets - 100.0%		$24,987,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$24,841,985	$—	$—	$24,841,985
Repurchase Agreement	—	155,873	—	155,873
Total	$24,841,985	$155,873	$—	$24,997,858

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS† - 57.5%
Guggenheim Strategy Fund II1	9,898	$246,860
Guggenheim Strategy Fund I1	9,819	245,369
Total Mutual Funds
(Cost $487,561)		492,229

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.5%
Federal Home Loan Bank[2]
0.27% due 10/14/16	$100,000	99,990
Fannie Mae[3]
0.18% due 10/03/16	50,000	49,999
Total Federal Agency Discount Notes
(Cost $149,989)		149,989

REPURCHASE AGREEMENTS††,4 - 19.3%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	117,276	117,276
UMB Financial Corp. issued 09/30/16 at 0.38% due 10/03/16	24,120	24,120
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	24,120	24,120
Total Repurchase Agreements
(Cost $165,516)		165,516
Total Investments - 94.3%
(Cost $803,066)		$807,734
Other Assets & Liabilities, net - 5.7%		48,357
Total Net Assets - 100.0%		$856,091

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,431,450)	15	$(2,196)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2016 U.S. Dollar Index Swap 0.84%[6], Terminating 12/14/16 (Notional Value $264,273)	2,771	$(85)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2016.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$149,989	$—	$—	$149,989
Mutual Funds	492,229	—	—	—	—	492,229
Repurchase Agreements	—	—	165,516	—	—	165,516
Total	$492,229	$—	$315,505	$—	$—	$807,734

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$2,196	$—	$—	$—	$2,196
Currency Index Swap Agreements	—	—	—	85	—	85
Total	$—	$2,196	$—	$85	$—	$2,281

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and the Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$3,329,369	$–
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,136,675	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	3,742,954	–
Global Managed Futures Fund	Hedge, Leverage, Liquidity, Speculation	78,942,357	24,842,210
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	23,890,859	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	7,287,572	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	572,803
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	1,710,828
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	336,779
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	201,935
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	263,172
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	11,281,119	–
Long Short Equity Fund	Index exposure, Liquidity	254,313	155,663
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,295,005	–
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	30,156,289	14,701,629
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,733,566	–
NASDAQ-100® Fund	Index exposure, Liquidity	6,027,938	–
Nova Fund	Index exposure, Liquidity	1,052,688	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,348,763	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	86,620	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,225,247	–

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$19,669,065	$–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	13,334,172
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	505,995
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	2,294,990
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	3,123,926
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	9,277,287
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	10,341,188	–
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	6,789,727	3,297,502
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	50,279,005	–
NASDAQ-100® Fund	Index exposure, Liquidity	24,028,083	–
Nova Fund	Index exposure, Leverage, Liquidity	29,876,453	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	9,994,776	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,813,858	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	36,790,077	–

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
High Yield Strategy Fund	Index exposure, Liquidity	$–	$8,527,647

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2016.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$988,466	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	333,270

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Currency

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. TIP Notes
0.36%			0.25% - 0.63%
Due 10/03/16	$38,882,436	$38,883,602	07/15/21 - 01/15/25	$37,532,100	$39,660,238

UMB Financial Corp.			Federal Home Loan Bank
0.38%			0.58% - 1.25%
Due 10/03/16	22,953,929	22,954,656	11/14/16 - 06/08/18	20,700,000	20,818,764
			Fannie Mae
			1.13%
			04/27/17	2,574,000	2,594,676
				23,274,000	23,413,440

HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	22,953,929	22,954,656	11/15/39	39,304,300	23,412,022
			Fannie Mae
			4.88%
			12/15/16	1,000	1,023
				39,305,300	23,413,045

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$5,035,334	$59,858	$(44,682)	$15,176
Basic Materials Fund	14,504,509	1,770,895	(167,258)	1,603,637
Biotechnology Fund	15,366,842	10,317,973	(404,431)	9,913,542
Commodities Strategy Fund	6,529,537	-	(3,529,484)	(3,529,484)
Consumer Products Fund	28,728,122	6,268,957	(304,489)	5,964,468
Dow 2x Strategy Fund	11,312,792	33,189	(163,832)	(130,643)
Electronics Fund	8,990,754	1,444,703	(39,738)	1,404,965
Energy Fund	21,942,213	1,657,018	(84,775)	1,572,243
Energy Services Fund	13,523,965	-	(2,015,449)	(2,015,449)
Europe 1.25x Strategy Fund	2,385,170	-	(35,761)	(35,761)
Financial Services Fund	8,487,320	1,172,989	(86,645)	1,086,344
Global Diversified Equity Fund	73,423,736	8,471,880	(5,500,347)	2,971,533
Global Growth Fund	19,365,859	2,032,618	(389,167)	1,643,451
Global Managed Futures Strategy Fund	15,484,349	-	(372,998)	(372,998)
Government Long Bond 1.2x Strategy Fund	23,018,308	-	(159,597)	(159,597)
Growth and Income Fund	60,969,441	4,098,546	(1,637,982)	2,460,564
Health Care Fund	14,975,685	7,892,387	(283,795)	7,608,592
High Yield Strategy Fund	11,034,985	47,267	-	47,267
Internet Fund	9,670,424	2,042,221	(77,715)	1,964,506
Inverse Dow 2x Strategy Fund	5,153,463	18,501	-	18,501
Inverse Government Long Bond Strategy Fund	6,504,103	14,084	-	14,084
Inverse Mid-Cap Strategy Fund	461,893	1,273	-	1,273
Inverse NASDAQ-100® Fund	1,880,799	6,058	-	6,058
Inverse Russell 2000® Strategy Fund	1,593,305	4,244	-	4,244
Inverse S&P 500 Strategy Fund	10,251,897	30,370	-	30,370
Japan 2x Strategy Fund	2,580,511	7,727	(5)	7,722
Leisure Fund	5,542,774	842,863	(34,607)	808,256
Long Short Equity Fund	35,331,287	2,142,257	(1,012,194)	1,130,063
Mid-Cap 1.5x Strategy Fund	15,070,361	416,740	(302,443)	114,297
Multi-Hedge Strategies Fund	44,568,788	2,415,860	(1,165,881)	1,249,979
NASDAQ-100® 2x Strategy Fund	32,524,897	1,101,228	(144,932)	956,296
NASDAQ-100® Fund	49,170,907	11,139,800	(441,907)	10,697,893
Nova Fund	27,832,105	1,341,463	(63,122)	1,278,341
Precious Metals Fund	31,086,001	4,362,678	(106,192)	4,256,486
Real Estate Fund	14,145,694	2,328,818	(86,978)	2,241,840
Retailing Fund	4,930,659	-	(704,360)	(704,360)
Russell 2000® 1.5x Strategy Fund	11,619,881	135,102	(71,262)	63,840
Russell 2000® 2x Strategy Fund	5,539,385	-	(61,950)	(61,950)
S&P 500 2x Strategy Fund	19,786,824	-	(981,005)	(981,005)
S&P 500 Pure Growth Fund	30,612,759	6,564,846	(250,628)	6,314,218
S&P 500 Pure Value Fund	31,711,581	1,733,833	(289,013)	1,444,820
S&P MidCap 400 Pure Growth Fund	19,992,188	954,795	(592,972)	361,823
S&P MidCap 400 Pure Value Fund	22,320,095	3,384,984	(444,467)	2,940,517
S&P SmallCap 600 Pure Growth Fund	19,425,727	2,060,098	(239,766)	1,820,332
S&P SmallCap 600 Pure Value Fund	17,277,008	1,347,077	(663,300)	683,777
Strengthening Dollar 2x Strategy Fund	3,165,649	10,817	-	10,817
Technology Fund	16,902,452	3,293,467	(162,501)	3,130,966
Telecommunications Fund	3,929,622	393,476	(32,428)	361,048
Transportation Fund	5,181,702	2,314,809	(43,245)	2,271,564
U.S. Government Money Market Fund	72,616,445	-	-	-
Utilities Fund	20,665,108	4,402,860	(70,110)	4,332,750
Weakening Dollar 2x Strategy Fund	803,066	4,668	-	4,668

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 28, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 28, 2016

*	Print the name and title of each signing officer under his or her signature.